UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

March 31, 2016 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (53.5%)
3M Co. (Industrial Conglomerates)	1,225	$204,122
Abbott Laboratories (Health Care Equipment & Supplies)	2,950	123,399
AbbVie, Inc. (Biotechnology)	3,225	184,212
Accenture PLC - Class A (IT Services)	1,250	144,250
Activision Blizzard, Inc. (Software)	1,025	34,686
Adobe Systems, Inc.* (Software)	1,000	93,800
Advance Auto Parts, Inc. (Specialty Retail)	150	24,051
Aetna, Inc. (Health Care Providers & Services)	700	78,644
Affiliated Managers Group, Inc.* (Capital Markets)	100	16,240
Aflac, Inc. (Insurance)	850	53,669
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	25,903
AGL Resources, Inc. (Gas Utilities)	250	16,285
Air Products & Chemicals, Inc. (Chemicals)	400	57,620
Airgas, Inc. (Chemicals)	125	17,705
Akamai Technologies, Inc.* (Internet Software & Services)	350	19,450
Alcoa, Inc. (Metals & Mining)	2,650	25,387
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	62,649
Allegion PLC (Building Products)	200	12,742
Allergan PLC* (Pharmaceuticals)	800	214,424
Alliance Data Systems Corp.* (IT Services)	125	27,500
Alphabet, Inc.* - Class A (Internet Software & Services)	575	438,668
Alphabet, Inc.* - Class C (Internet Software & Services)	600	446,969
Altria Group, Inc. (Tobacco)	3,925	245,941
Amazon.com, Inc.* (Internet & Catalog Retail)	775	460,070
Ameren Corp. (Multi-Utilities)	475	23,798
American Airlines Group, Inc. (Airlines)	1,200	49,212
American Electric Power Co., Inc. (Electric Utilities)	975	64,740
American Express Co. (Consumer Finance)	1,650	101,309
American International Group, Inc. (Insurance)	2,300	124,314
American Tower Corp. (Real Estate Investment Trusts)	850	87,014
American Water Works Co., Inc. (Water Utilities)	350	24,126
Ameriprise Financial, Inc. (Capital Markets)	350	32,904
AmerisourceBergen Corp. (Health Care Providers & Services)	400	34,620
AMETEK, Inc. (Electrical Equipment)	475	23,741
Amgen, Inc. (Biotechnology)	1,500	224,895
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	625	36,138
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,025	47,734
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	625	36,994
Anthem, Inc. (Health Care Providers & Services)	525	72,970
Aon PLC (Insurance)	550	57,448
Apache Corp. (Oil, Gas & Consumable Fuels)	750	36,608
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	325	13,592
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,125	1,212,513
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,275	48,185
Archer-Daniels-Midland Co. (Food Products)	1,200	43,572
Assurant, Inc. (Insurance)	125	9,644
AT&T, Inc. (Diversified Telecommunication Services)	12,350	483,749
Autodesk, Inc.* (Software)	450	26,240
Automatic Data Processing, Inc. (IT Services)	925	82,982
AutoNation, Inc.* (Specialty Retail)	150	7,002
AutoZone, Inc.* (Specialty Retail)	50	39,835
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	275	52,305
Avery Dennison Corp. (Containers & Packaging)	175	12,619
Baker Hughes, Inc. (Energy Equipment & Services)	875	38,351
Ball Corp. (Containers & Packaging)	275	19,605
Bank of America Corp. (Banks)	20,725	280,202
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	30,401
Baxalta, Inc. (Biotechnology)	1,175	47,470
Baxter International, Inc. (Health Care Equipment & Supplies)	1,100	45,188
BB&T Corp. (Banks)	1,575	52,400
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	425	64,524
Bed Bath & Beyond, Inc.* (Specialty Retail)	325	16,133
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,750	532,049
Best Buy Co., Inc. (Specialty Retail)	575	18,653
Biogen, Inc.* (Biotechnology)	450	117,144
BlackRock, Inc. (Capital Markets)	250	85,142
BorgWarner, Inc. (Auto Components)	450	17,280
Boston Properties, Inc. (Real Estate Investment Trusts)	300	38,124
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,700	50,787
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,350	213,998
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	750	115,875
Brown-Forman Corp. - Class B (Beverages)	200	19,694
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	20,413
CA, Inc. (Software)	600	18,474
Cablevision Systems Corp. - Class A (Media)	450	14,850
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	925	21,007

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
California Resources Corp. (Oil, Gas & Consumable Fuels)	142	$146
Cameron International Corp.* (Energy Equipment & Services)	375	25,144
Campbell Soup Co. (Food Products)	350	22,327
Capital One Financial Corp. (Consumer Finance)	1,050	72,776
Cardinal Health, Inc. (Health Care Providers & Services)	650	53,268
CarMax, Inc.* (Specialty Retail)	400	20,440
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	900	47,493
Caterpillar, Inc. (Machinery)	1,175	89,934
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	575	16,572
CBS Corp. - Class B (Media)	850	46,827
Celgene Corp.* (Biotechnology)	1,575	157,642
Centene Corp.* (Health Care Providers & Services)	350	21,550
CenterPoint Energy, Inc. (Multi-Utilities)	875	18,305
CenturyLink, Inc. (Diversified Telecommunication Services)	1,100	35,156
Cerner Corp.* (Health Care Technology)	600	31,776
CF Industries Holdings, Inc. (Chemicals)	475	14,887
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,050	4,326
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,775	360,134
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	23,549
Chubb, Ltd. (Insurance)	925	110,213
Church & Dwight Co., Inc. (Household Products)	250	23,045
Cigna Corp. (Health Care Providers & Services)	525	72,051
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	19,454
Cincinnati Financial Corp. (Insurance)	300	19,608
Cintas Corp. (Commercial Services & Supplies)	175	15,717
Cisco Systems, Inc. (Communications Equipment)	10,100	287,546
Citigroup, Inc. (Banks)	5,925	247,369
Citizens Financial Group, Inc. (Banks)	1,050	21,998
Citrix Systems, Inc.* (Software)	300	23,574
CME Group, Inc. (Diversified Financial Services)	675	64,834
CMS Energy Corp. (Multi-Utilities)	550	23,342
Coach, Inc. (Textiles, Apparel & Luxury Goods)	550	22,050
Coca-Cola Enterprises, Inc. (Beverages)	425	21,565
Cognizant Technology Solutions Corp.* (IT Services)	1,225	76,808
Colgate-Palmolive Co. (Household Products)	1,800	127,170
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	800	20,080
Comcast Corp. - Class A (Media)	4,875	297,765
Comerica, Inc. (Banks)	350	13,255
ConAgra Foods, Inc. (Food Products)	875	39,043
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	250	25,260
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,475	99,667
Consolidated Edison, Inc. (Multi-Utilities)	600	45,972
Constellation Brands, Inc. - Class A (Beverages)	350	52,881
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,225	46,480
Costco Wholesale Corp. (Food & Staples Retailing)	875	137,883
Crown Castle International Corp. (Real Estate Investment Trusts)	675	58,387
CSRA, Inc. (IT Services)	275	7,398
CSX Corp. (Road & Rail)	1,925	49,569
Cummins, Inc. (Machinery)	325	35,731
CVS Health Corp. (Food & Staples Retailing)	2,200	228,205
D.R. Horton, Inc. (Household Durables)	650	19,650
Danaher Corp. (Industrial Conglomerates)	1,200	113,832
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	225	14,918
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	23,849
Deere & Co. (Machinery)	600	46,194
Delphi Automotive PLC (Auto Components)	550	41,261
Delta Air Lines, Inc. (Airlines)	1,550	75,454
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	475	29,274
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,025	28,126
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	125	2,716
Discover Financial Services (Consumer Finance)	825	42,009
Discovery Communications, Inc.* - Class A (Media)	300	8,589
Discovery Communications, Inc.* - Class C (Media)	475	12,825
Dollar General Corp. (Multiline Retail)	575	49,220
Dollar Tree, Inc.* (Multiline Retail)	475	39,169
Dominion Resources, Inc. (Multi-Utilities)	1,200	90,143
Dover Corp. (Machinery)	300	19,299
Dr. Pepper Snapple Group, Inc. (Beverages)	375	33,533
DTE Energy Co. (Multi-Utilities)	350	31,731
Duke Energy Corp. (Electric Utilities)	1,375	110,934
E*TRADE Financial Corp.* (Capital Markets)	575	14,082
E.I. du Pont de Nemours & Co. (Chemicals)	1,750	110,809
Eastman Chemical Co. (Chemicals)	300	21,669
Eaton Corp. PLC (Electrical Equipment)	925	57,868
eBay, Inc.* (Internet Software & Services)	2,175	51,896
Ecolab, Inc. (Chemicals)	525	58,548
Edison International (Electric Utilities)	650	46,729
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	37,489
Electronic Arts, Inc.* (Software)	625	41,319
Eli Lilly & Co. (Pharmaceuticals)	1,950	140,420
EMC Corp. (Technology Hardware, Storage & Peripherals)	3,900	103,935
Emerson Electric Co. (Electrical Equipment)	1,300	70,694
Endo International PLC* (Pharmaceuticals)	400	11,260
Entergy Corp. (Electric Utilities)	350	27,748

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,100	$79,838
EQT Corp. (Oil, Gas & Consumable Fuels)	325	21,860
Equifax, Inc. (Professional Services)	250	28,573
Equinix, Inc. (Real Estate Investment Trusts)	150	49,607
Equity Residential (Real Estate Investment Trusts)	725	54,396
Essex Property Trust, Inc. (Real Estate Investment Trusts)	125	29,233
Eversource Energy (Electric Utilities)	625	36,463
Exelon Corp. (Electric Utilities)	1,850	66,340
Expedia, Inc. (Internet & Catalog Retail)	250	26,955
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	18,304
Express Scripts Holding Co.* (Health Care Providers & Services)	1,350	92,731
Extra Space Storage, Inc. (Real Estate Investment Trusts)	250	23,365
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,325	695,886
F5 Networks, Inc.* (Communications Equipment)	150	15,878
Facebook, Inc.* - Class A (Internet Software & Services)	4,600	524,859
Fastenal Co. (Trading Companies & Distributors)	575	28,175
Federal Realty Investment Trust (Real Estate Investment Trusts)	150	23,408
FedEx Corp. (Air Freight & Logistics)	525	85,428
Fidelity National Information Services, Inc. (IT Services)	550	34,821
Fifth Third Bancorp (Banks)	1,575	26,287
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	150	10,271
FirstEnergy Corp. (Electric Utilities)	850	30,575
Fiserv, Inc.* (IT Services)	450	46,161
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	9,061
Flowserve Corp. (Machinery)	250	11,103
Fluor Corp. (Construction & Engineering)	275	14,767
FMC Corp. (Chemicals)	275	11,102
FMC Technologies, Inc.* (Energy Equipment & Services)	450	12,312
Ford Motor Co. (Automobiles)	7,825	105,637
Franklin Resources, Inc. (Capital Markets)	750	29,288
Freeport-McMoRan, Inc. (Metals & Mining)	2,500	25,850
Frontier Communications Corp. (Diversified Telecommunication Services)	2,350	13,137
GameStop Corp. - Class A (Specialty Retail)	200	6,346
Garmin, Ltd. (Household Durables)	225	8,991
General Dynamics Corp. (Aerospace & Defense)	575	75,538
General Electric Co. (Industrial Conglomerates)	18,725	595,267
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,175	34,933
General Mills, Inc. (Food Products)	1,200	76,020
General Motors Co. (Automobiles)	2,825	88,790
Genuine Parts Co. (Distributors)	300	29,808
Gilead Sciences, Inc. (Biotechnology)	2,750	252,615
H & R Block, Inc. (Diversified Consumer Services)	475	12,550
Halliburton Co. (Energy Equipment & Services)	1,725	61,617
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	775	21,964
Harley-Davidson, Inc. (Automobiles)	375	19,249
Harman International Industries, Inc. (Household Durables)	150	13,356
Harris Corp. (Communications Equipment)	250	19,465
Hartford Financial Services Group, Inc. (Insurance)	800	36,864
Hasbro, Inc. (Leisure Products)	225	18,023
HCA Holdings, Inc.* (Health Care Providers & Services)	625	48,781
HCP, Inc. (Real Estate Investment Trusts)	925	30,137
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	13,212
Henry Schein, Inc.* (Health Care Providers & Services)	175	30,210
Hess Corp. (Oil, Gas & Consumable Fuels)	525	27,641
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,450	61,169
Hologic, Inc.* (Health Care Equipment & Supplies)	500	17,250
Honeywell International, Inc. (Aerospace & Defense)	1,550	173,677
Hormel Foods Corp. (Food Products)	550	23,782
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,500	25,050
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,475	42,812
Humana, Inc. (Health Care Providers & Services)	300	54,885
Huntington Bancshares, Inc. (Banks)	1,600	15,264
Illinois Tool Works, Inc. (Machinery)	650	66,585
Illumina, Inc.* (Life Sciences Tools & Services)	300	48,633
Ingersoll-Rand PLC (Machinery)	525	32,555
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,475	306,515
Intercontinental Exchange, Inc. (Diversified Financial Services)	250	58,785
International Business Machines Corp. (IT Services)	1,775	268,823
International Flavors & Fragrances, Inc. (Chemicals)	150	17,066
International Paper Co. (Containers & Packaging)	825	33,858
Intuit, Inc. (Software)	525	54,605
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	45,079
Invesco, Ltd. (Capital Markets)	825	25,385
Iron Mountain, Inc. (Real Estate Investment Trusts)	375	12,716
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	14,742
Jacobs Engineering Group, Inc.* (Construction & Engineering)	250	10,888
Johnson & Johnson (Pharmaceuticals)	5,525	597,804
Johnson Controls, Inc. (Auto Components)	1,300	50,661
JPMorgan Chase & Co. (Banks)	7,375	436,747

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc. (Communications Equipment)	700	$17,857
Kansas City Southern (Road & Rail)	225	19,226
Kellogg Co. (Food Products)	500	38,275
KeyCorp (Banks)	1,675	18,492
Kimberly-Clark Corp. (Household Products)	725	97,520
Kimco Realty Corp. (Real Estate Investment Trusts)	825	23,744
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,675	65,636
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	300	21,843
Kohl’s Corp. (Multiline Retail)	375	17,479
L Brands, Inc. (Specialty Retail)	500	43,905
L-3 Communications Holdings, Inc. (Aerospace & Defense)	150	17,775
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	23,426
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	26,845
Legg Mason, Inc. (Capital Markets)	225	7,803
Leggett & Platt, Inc. (Household Durables)	275	13,310
Lennar Corp. - Class A (Household Durables)	350	16,926
Leucadia National Corp. (Diversified Financial Services)	675	10,915
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	575	30,389
Lincoln National Corp. (Insurance)	475	18,620
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	475	21,166
Lockheed Martin Corp. (Aerospace & Defense)	525	116,288
Loews Corp. (Insurance)	525	20,087
Lowe’s Cos., Inc. (Specialty Retail)	1,825	138,243
LyondellBasell Industries N.V. - Class A (Chemicals)	700	59,906
M&T Bank Corp. (Banks)	325	36,075
Macy’s, Inc. (Multiline Retail)	625	27,556
Mallinckrodt PLC* (Pharmaceuticals)	225	13,788
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,700	18,938
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,050	39,039
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	376	26,753
Marsh & McLennan Cos., Inc. (Insurance)	1,050	63,830
Martin Marietta Materials, Inc. (Construction Materials)	125	19,939
Masco Corp. (Building Products)	675	21,229
MasterCard, Inc. - Class A (IT Services)	1,975	186,637
Mattel, Inc. (Leisure Products)	675	22,693
McCormick & Co., Inc. (Food Products)	225	22,383
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,800	226,223
McGraw Hill Financial, Inc. (Diversified Financial Services)	525	51,965
McKesson Corp. (Health Care Providers & Services)	450	70,763
Mead Johnson Nutrition Co. - Class A (Food Products)	375	31,864
Medtronic PLC (Health Care Equipment & Supplies)	2,825	211,874
Merck & Co., Inc. (Pharmaceuticals)	5,575	294,973
MetLife, Inc. (Insurance)	2,200	96,667
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	350	19,936
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	400	19,280
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,075	21,725
Microsoft Corp. (Software)	15,875	876,776
Mohawk Industries, Inc.* (Household Durables)	125	23,863
Molson Coors Brewing Co. - Class B (Beverages)	375	36,068
Mondelez International, Inc. - Class A (Food Products)	3,150	126,377
Monsanto Co. (Chemicals)	875	76,772
Monster Beverage Corp.* (Beverages)	300	40,014
Moody’s Corp. (Diversified Financial Services)	350	33,796
Morgan Stanley (Capital Markets)	3,075	76,906
Motorola Solutions, Inc. (Communications Equipment)	325	24,603
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325	8,187
Mylan N.V.* (Pharmaceuticals)	825	38,239
National Oilwell Varco, Inc. (Energy Equipment & Services)	750	23,325
Navient Corp. (Consumer Finance)	700	8,379
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	575	15,692
Netflix, Inc.* (Internet & Catalog Retail)	850	86,896
Newell Rubbermaid, Inc. (Household Durables)	525	23,252
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	13,300
Newmont Mining Corp. (Metals & Mining)	1,050	27,909
News Corp. - Class A (Media)	750	9,578
News Corp. - Class B (Media)	225	2,981
NextEra Energy, Inc. (Electric Utilities)	925	109,464
Nielsen Holdings PLC (Professional Services)	725	38,178
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,700	165,968
NiSource, Inc. (Multi-Utilities)	650	15,314
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	850	26,699
Nordstrom, Inc. (Multiline Retail)	250	14,303
Norfolk Southern Corp. (Road & Rail)	600	49,950
Northern Trust Corp. (Capital Markets)	425	27,697
Northrop Grumman Corp. (Aerospace & Defense)	375	74,213
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	625	8,131
Nucor Corp. (Metals & Mining)	650	30,745
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,025	36,521
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,525	104,355
Omnicom Group, Inc. (Media)	475	39,534
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	425	12,691
Oracle Corp. (Software)	6,325	258,756
O’Reilly Automotive, Inc.* (Specialty Retail)	200	54,731

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Owens-Illinois, Inc.* (Containers & Packaging)	325	$5,187
PACCAR, Inc. (Machinery)	700	38,283
Parker-Hannifin Corp. (Machinery)	275	30,547
Patterson Cos., Inc. (Health Care Providers & Services)	175	8,143
Paychex, Inc. (IT Services)	650	35,107
PayPal Holdings, Inc.* (IT Services)	2,225	85,885
Pentair PLC (Machinery)	375	20,348
People’s United Financial, Inc. (Banks)	625	9,956
PepsiCo, Inc. (Beverages)	2,900	297,191
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	11,129
Perrigo Co. PLC (Pharmaceuticals)	300	38,379
Pfizer, Inc. (Pharmaceuticals)	12,125	359,385
PG&E Corp. (Electric Utilities)	1,000	59,720
Philip Morris International, Inc. (Tobacco)	3,100	304,140
Phillips 66 (Oil, Gas & Consumable Fuels)	950	82,261
Pinnacle West Capital Corp. (Electric Utilities)	225	16,891
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	325	45,741
Pitney Bowes, Inc. (Commercial Services & Supplies)	375	8,078
PNC Financial Services Group, Inc. (Banks)	1,000	84,570
PPG Industries, Inc. (Chemicals)	525	58,532
PPL Corp. (Electric Utilities)	1,350	51,395
Praxair, Inc. (Chemicals)	575	65,809
Principal Financial Group, Inc. (Insurance)	550	21,698
Prologis, Inc. (Real Estate Investment Trusts)	1,050	46,389
Prudential Financial, Inc. (Insurance)	900	64,998
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	48,319
Public Storage (Real Estate Investment Trusts)	300	82,748
PulteGroup, Inc. (Household Durables)	625	11,694
PVH Corp. (Textiles, Apparel & Luxury Goods)	175	17,336
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	12,603
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,000	153,419
Quanta Services, Inc.* (Construction & Engineering)	325	7,332
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	19,649
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	12,033
Range Resources Corp. (Oil, Gas & Consumable Fuels)	350	11,333
Raytheon Co. (Aerospace & Defense)	600	73,578
Realty Income Corp. (Real Estate Investment Trusts)	500	31,255
Red Hat, Inc.* (Software)	375	27,941
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	54,066
Regions Financial Corp. (Banks)	2,575	20,214
Republic Services, Inc. (Commercial Services & Supplies)	475	22,634
Reynolds American, Inc. (Tobacco)	1,650	83,012
Robert Half International, Inc. (Professional Services)	275	12,810
Rockwell Automation, Inc. (Electrical Equipment)	275	31,281
Rockwell Collins, Inc. (Aerospace & Defense)	275	25,358
Roper Technologies, Inc. (Industrial Conglomerates)	200	36,554
Ross Stores, Inc. (Specialty Retail)	825	47,768
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	28,753
Ryder System, Inc. (Road & Rail)	100	6,478
salesforce.com, Inc.* (Software)	1,275	94,133
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	400	30,432
SCANA Corp. (Multi-Utilities)	275	19,291
Schlumberger, Ltd. (Energy Equipment & Services)	2,525	186,219
Scripps Networks Interactive, Inc. - Class A (Media)	200	13,100
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	20,670
Sealed Air Corp. (Containers & Packaging)	400	19,204
Sempra Energy (Multi-Utilities)	475	49,424
Signet Jewelers, Ltd. (Specialty Retail)	150	18,605
Simon Property Group, Inc. (Real Estate Investment Trusts)	625	129,805
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	29,213
SL Green Realty Corp. (Real Estate Investment Trusts)	200	19,376
Snap-on, Inc. (Machinery)	125	19,624
Southwest Airlines Co. (Airlines)	1,275	57,120
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	775	6,254
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,350	41,310
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	575	31,625
Stanley Black & Decker, Inc. (Machinery)	300	31,563
Staples, Inc. (Specialty Retail)	1,300	14,339
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,975	177,607
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	350	29,201
State Street Corp. (Capital Markets)	800	46,816
Stericycle, Inc.* (Commercial Services & Supplies)	175	22,083
Stryker Corp. (Health Care Equipment & Supplies)	625	67,056
SunTrust Banks, Inc. (Banks)	1,025	36,982
Symantec Corp. (Software)	1,300	23,894
Synchrony Financial* (Consumer Finance)	1,675	48,006
Sysco Corp. (Food & Staples Retailing)	1,050	49,067
T. Rowe Price Group, Inc. (Capital Markets)	500	36,730
Target Corp. (Multiline Retail)	1,200	98,735
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	750	46,440
TECO Energy, Inc. (Multi-Utilities)	475	13,077
TEGNA, Inc. (Media)	450	10,557
Tenet Healthcare Corp.* (Health Care Providers & Services)	200	5,786
Teradata Corp.* (IT Services)	275	7,216
Tesoro Corp. (Oil, Gas & Consumable Fuels)	250	21,503

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,025	$116,275
Textron, Inc. (Aerospace & Defense)	550	20,053
The ADT Corp. (Commercial Services & Supplies)	325	13,410
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,325	15,635
The Allstate Corp. (Insurance)	750	50,528
The Bank of New York Mellon Corp. (Capital Markets)	2,150	79,185
The Boeing Co. (Aerospace & Defense)	1,250	158,674
The Charles Schwab Corp. (Capital Markets)	2,400	67,248
The Clorox Co. (Household Products)	250	31,515
The Coca-Cola Co. (Beverages)	7,825	363,001
The Dow Chemical Co. (Chemicals)	2,250	114,434
The Dun & Bradstreet Corp. (Professional Services)	75	7,731
The Estee Lauder Cos., Inc. - Class A (Personal Products)	450	42,440
The Gap, Inc. (Specialty Retail)	450	13,230
The Goldman Sachs Group, Inc. (Capital Markets)	800	125,583
The Goodyear Tire & Rubber Co. (Auto Components)	525	17,315
The Hershey Co. (Food Products)	300	27,627
The Home Depot, Inc. (Specialty Retail)	2,550	340,246
The Interpublic Group of Cos., Inc. (Media)	800	18,360
The JM Smucker Co. - Class A (Food Products)	250	32,460
The Kraft Heinz Co. (Food Products)	1,200	94,272
The Kroger Co. (Food & Staples Retailing)	1,950	74,588
The Macerich Co. (Real Estate Investment Trusts)	250	19,810
The Mosaic Co. (Chemicals)	700	18,900
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	225	14,936
The Priceline Group, Inc.* (Internet & Catalog Retail)	100	128,896
The Procter & Gamble Co. (Household Products)	5,325	438,301
The Progressive Corp. (Insurance)	1,175	41,290
The Sherwin-Williams Co. (Chemicals)	150	42,701
The Southern Co. (Electric Utilities)	1,825	94,406
The TJX Cos., Inc. (Specialty Retail)	1,350	105,772
The Travelers Cos., Inc. (Insurance)	600	70,025
The Walt Disney Co. (Media)	3,000	297,929
The Western Union Co. (IT Services)	1,000	19,290
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,375	22,096
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	800	113,271
Tiffany & Co. (Specialty Retail)	225	16,511
Time Warner Cable, Inc. (Media)	575	117,657
Time Warner, Inc. (Media)	1,575	114,266
Torchmark Corp. (Insurance)	225	12,186
Total System Services, Inc. (IT Services)	350	16,653
Tractor Supply Co. (Specialty Retail)	275	24,877
Transocean, Ltd. (Energy Equipment & Services)	675	6,170
TripAdvisor, Inc.* (Internet & Catalog Retail)	225	14,963
Twenty-First Century Fox, Inc. - Class A (Media)	2,250	62,730
Twenty-First Century Fox, Inc. - Class B (Media)	875	24,675
Tyco International PLC (Commercial Services & Supplies)	850	31,203
Tyson Foods, Inc. - Class A (Food Products)	600	39,996
U.S. Bancorp (Banks)	3,275	132,932
UDR, Inc. (Real Estate Investment Trusts)	525	20,228
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	375	31,811
Union Pacific Corp. (Road & Rail)	1,700	135,235
United Continental Holdings, Inc.* (Airlines)	725	43,399
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,375	145,021
United Rentals, Inc.* (Trading Companies & Distributors)	175	10,883
United Technologies Corp. (Aerospace & Defense)	1,550	155,155
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,900	244,909
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	175	21,826
Unum Group (Insurance)	475	14,687
Urban Outfitters, Inc.* (Specialty Retail)	175	5,791
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	43,712
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	950	60,933
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	200	16,004
Ventas, Inc. (Real Estate Investment Trusts)	675	42,498
VeriSign, Inc.* (Internet Software & Services)	200	17,708
Verisk Analytics, Inc.* - Class A (Professional Services)	300	23,976
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,175	442,104
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	39,745
Viacom, Inc. - Class B (Media)	700	28,896
Visa, Inc. - Class A (IT Services)	3,850	294,447
Vornado Realty Trust (Real Estate Investment Trusts)	350	33,051
Vulcan Materials Co. (Construction Materials)	275	29,032
W.W. Grainger, Inc. (Trading Companies & Distributors)	125	29,179
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,725	145,313
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,150	215,743
Waste Management, Inc. (Commercial Services & Supplies)	825	48,674
Waters Corp.* (Life Sciences Tools & Services)	175	23,086
WEC Energy Group, Inc. (Multi-Utilities)	625	37,544
Wells Fargo & Co. (Banks)	9,275	448,538
Welltower, Inc. (Real Estate Investment Trusts)	725	50,272
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	475	22,439
WestRock Co. (Containers & Packaging)	500	19,515

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,575	$48,794
Whirlpool Corp. (Household Durables)	150	27,050
Whole Foods Market, Inc. (Food & Staples Retailing)	650	20,222
Willis Towers Watson PLC (Insurance)	275	32,632
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	225	17,197
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	175	16,350
Xcel Energy, Inc. (Electric Utilities)	1,025	42,866
Xerox Corp. (IT Services)	1,900	21,204
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	525	24,901
XL Group PLC (Insurance)	575	21,160
Xylem, Inc. (Machinery)	350	14,315
Yahoo!, Inc.* (Internet Software & Services)	1,750	64,418
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	825	67,525
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	350	37,321
Zions Bancorp (Banks)	400	9,684
Zoetis, Inc. (Pharmaceuticals)	925	41,005
TOTAL COMMON STOCKS (Cost $11,419,998)		36,022,920

	Principal Amount	Value
Repurchase Agreements(a)(b)(47.8%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $32,167,212	$32,167,000	$32,167,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,167,000)		32,167,000

TOTAL INVESTMENT SECURITIES (Cost $43,586,998) - 101.3%		68,189,920
Net other assets (liabilities) - (1.3)%		(899,441)

NET ASSETS - 100.0%		$67,290,479

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $3,084,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	105	6/20/16	$10,767,750	$373,729

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/16	0.55%	$6,874,989	$77,552
S&P 500	UBS AG	4/27/16	0.50%	13,980,748	122,122
				$20,855,737	$199,674

^	Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$890,309	1.3%
Air Freight & Logistics	269,166	0.4%
Airlines	225,185	0.3%
Auto Components	126,517	0.2%
Automobiles	213,676	0.3%
Banks	1,890,972	2.9%
Beverages	863,947	1.3%
Biotechnology	1,140,438	1.7%
Building Products	33,971	0.1%
Capital Markets	671,009	1.0%
Chemicals	746,460	1.0%
Commercial Services & Supplies	161,799	0.2%
Communications Equipment	365,349	0.5%
Construction & Engineering	32,987	NM
Construction Materials	48,971	0.1%
Consumer Finance	272,479	0.4%
Containers & Packaging	109,988	0.2%
Distributors	29,808	NM
Diversified Consumer Services	12,550	NM
Diversified Financial Services	767,280	1.1%
Diversified Telecommunication Services	1,004,535	1.5%
Electric Utilities	758,271	1.2%
Electrical Equipment	183,584	0.3%
Electronic Equipment, Instruments & Components	138,119	0.2%
Energy Equipment & Services	369,066	0.5%
Food & Staples Retailing	871,021	1.3%
Food Products	617,998	0.9%
Gas Utilities	16,285	NM
Health Care Equipment & Supplies	807,271	1.2%
Health Care Providers & Services	978,061	1.5%
Health Care Technology	31,776	NM
Hotels, Restaurants & Leisure	675,569	1.0%
Household Durables	158,092	0.2%
Household Products	717,551	1.1%
Independent Power and Renewable Electricity Producers	23,766	NM
Industrial Conglomerates	949,775	1.4%
Insurance	940,168	1.4%
Internet & Catalog Retail	717,780	1.1%
Internet Software & Services	1,563,968	2.4%
IT Services	1,355,182	2.0%
Leisure Products	40,716	0.1%
Life Sciences Tools & Services	222,022	0.3%
Machinery	456,081	0.7%
Media	1,121,119	1.7%
Metals & Mining	109,891	0.2%
Multiline Retail	246,462	0.4%
Multi-Utilities	416,260	0.6%
Oil, Gas & Consumable Fuels	2,068,043	3.1%
Personal Products	42,440	0.1%
Pharmaceuticals	1,963,675	2.9%
Professional Services	111,268	0.2%
Real Estate Investment Trusts	1,080,237	1.6%
Real Estate Management & Development	16,572	NM
Road & Rail	275,200	0.4%
Semiconductors & Semiconductor Equipment	1,001,631	1.5%
Software	1,574,198	2.4%
Specialty Retail	956,478	1.4%
Technology Hardware, Storage & Peripherals	1,509,662	2.2%
Textiles, Apparel & Luxury Goods	334,810	0.5%
Tobacco	633,093	0.9%
Trading Companies & Distributors	68,237	0.1%
Water Utilities	24,126	NM
Other**	31,267,559	46.5%
Total	$67,290,479	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.2%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $29,887,196	$29,887,000	$29,887,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,887,000)		29,887,000

TOTAL INVESTMENT SECURITIES (Cost $29,887,000) - 98.2%		29,887,000
Net other assets (liabilities) - 1.8%		553,698

NET ASSETS - 100.0%		$30,440,698

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $2,685,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	22	6/20/16	$3,170,200	$99,440

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/16	0.45%	$23,838,204	$455,579
S&P MidCap 400	UBS AG	4/27/16	0.70%	3,385,596	69,134
				$27,223,800	$524,713

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (42.1%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	125	$985
2U, Inc.* (Diversified Consumer Services)	100	2,260
8x8, Inc.* (Diversified Telecommunication Services)	325	3,269
A. Schulman, Inc. (Chemicals)	100	2,722
A10 Networks, Inc.* (Software)	175	1,036
AAON, Inc. (Building Products)	150	4,200
AAR Corp. (Aerospace & Defense)	125	2,909
Abaxis, Inc. (Health Care Equipment & Supplies)	75	3,404
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	150	2,667
Abercrombie & Fitch Co. - Class A (Specialty Retail)	225	7,096
ABIOMED, Inc.* (Health Care Equipment & Supplies)	125	11,850
ABM Industries, Inc. (Commercial Services & Supplies)	175	5,654
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	475	480
Acacia Research Corp. (Professional Services)	200	758
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	250	6,989
Acadia Realty Trust (Real Estate Investment Trusts)	225	7,904
ACCO Brands Corp.* (Commercial Services & Supplies)	400	3,592
Accuray, Inc.* (Health Care Equipment & Supplies)	325	1,879
Accuride Corp.* (Machinery)	275	426
Aceto Corp. (Health Care Providers & Services)	100	2,356
Achillion Pharmaceuticals, Inc.* (Biotechnology)	400	3,088
ACI Worldwide, Inc.* (Software)	350	7,277
Acorda Therapeutics, Inc.* (Biotechnology)	150	3,968
Actua Corp.* (Internet Software & Services)	150	1,358
Actuant Corp. - Class A (Machinery)	200	4,942
Acxiom Corp.* (IT Services)	250	5,360
ADTRAN, Inc. (Communications Equipment)	200	4,044
Advanced Drainage Systems, Inc. (Building Products)	125	2,663
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	150	5,219
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,050	5,843
Advaxis, Inc.* (Biotechnology)	125	1,129
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	100	370
Aegion Corp.* (Construction & Engineering)	150	3,164
Aerohive Networks, Inc.* (Communications Equipment)	150	749
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	3,276
Affymetrix, Inc.* (Life Sciences Tools & Services)	275	3,853
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	125	1,634
Agenus, Inc.* (Biotechnology)	300	1,248
Air Methods Corp.* (Health Care Providers & Services)	125	4,528
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	3,076
Aircastle, Ltd. (Trading Companies & Distributors)	200	4,448
AK Steel Holding Corp.* (Metals & Mining)	650	2,685
Akebia Therapeutics, Inc.* (Biotechnology)	125	1,126
Albany International Corp. - Class A (Machinery)	100	3,759
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	100	1,529
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	5,502
Alimera Sciences, Inc.* (Pharmaceuticals)	225	394
ALLETE, Inc. (Electric Utilities)	150	8,411
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	125	1,290
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	125	1,481
Altisource Residential Corp. (Real Estate Investment Trusts)	200	2,400
Altra Industrial Motion Corp. (Machinery)	100	2,778
AMAG Pharmaceuticals, Inc.* (Biotechnology)	100	2,340
Ambac Financial Group, Inc.* (Insurance)	150	2,370
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,470
Amedisys, Inc.* (Health Care Providers & Services)	100	4,834
American Assets Trust, Inc. (Real Estate Investment Trusts)	125	4,990
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	250	3,848
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	175	2,569
American Eagle Outfitters, Inc. (Specialty Retail)	600	10,001
American Equity Investment Life Holding Co. (Insurance)	250	4,200
American Software, Inc. - Class A (Software)	125	1,125
American States Water Co. (Water Utilities)	125	4,920
American Vanguard Corp. (Chemicals)	125	1,973
Ameris Bancorp (Banks)	125	3,698
Amicus Therapeutics, Inc.* (Biotechnology)	325	2,746
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	2,209
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	5,042
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,500
AmSurg Corp.* (Health Care Providers & Services)	150	11,189

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anacor Pharmaceuticals, Inc.* (Biotechnology)	125	$6,680
Angie’s List, Inc.* (Internet Software & Services)	225	1,816
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	100	1,229
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	5,211
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	725	631
Anthera Pharmaceuticals, Inc.* (Biotechnology)	175	634
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	425	1,981
Apogee Enterprises, Inc. (Building Products)	100	4,389
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	200	3,260
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	300	2,465
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	125	1,678
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	5,425
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	325	2,100
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	200	232
Aralez Pharmacuticals, Inc.* (Pharmaceuticals)	150	533
Aratana Therapeutics, Inc.* (Pharmaceuticals)	125	690
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	200	900
ArcBest Corp. (Road & Rail)	100	2,159
Archrock, Inc. (Energy Equipment & Services)	225	1,800
Arena Pharmaceuticals, Inc.* (Biotechnology)	825	1,625
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	125	1,369
Argo Group International Holdings, Ltd. (Insurance)	100	5,739
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	550	3,515
Arlington Asset Investment Corp. - Class A (Capital Markets)	100	1,253
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	125	1,406
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	150	3,230
Array BioPharma, Inc.* (Biotechnology)	475	1,401
Arrowhead Research Corp.* (Biotechnology)	250	1,205
Asbury Automotive Group, Inc.* (Specialty Retail)	75	4,488
Ascena Retail Group, Inc.* (Specialty Retail)	450	4,977
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	100	1,167
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	300	1,914
Aspen Technology, Inc.* (Software)	250	9,032
Astoria Financial Corp. (Thrifts & Mortgage Finance)	300	4,752
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	550	1,353
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	3,170
AtriCure, Inc.* (Health Care Equipment & Supplies)	100	1,683
Atwood Oceanics, Inc. (Energy Equipment & Services)	200	1,834
AVG Technologies N.V.* (Software)	150	3,113
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	125	845
Avista Corp. (Multi-Utilities)	200	8,156
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,200
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	525	1,470
Axiall Corp. (Chemicals)	225	4,914
AZZ, Inc. (Electrical Equipment)	75	4,245
B&G Foods, Inc. - Class A (Food Products)	175	6,092
Balchem Corp. (Chemicals)	100	6,201
Banc of California, Inc. (Banks)	150	2,625
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	100	2,422
BancorpSouth, Inc. (Banks)	300	6,393
Bank Mutual Corp. (Thrifts & Mortgage Finance)	225	1,703
Bank of the Ozarks, Inc. (Banks)	225	9,442
Bankrate, Inc.* (Internet Software & Services)	250	2,293
Barnes & Noble Education, Inc.* (Specialty Retail)	100	980
Barnes & Noble, Inc. (Specialty Retail)	175	2,163
Barnes Group, Inc. (Machinery)	175	6,129
Basic Energy Services, Inc.* (Energy Equipment & Services)	200	552
Bazaarvoice, Inc.* (Internet Software & Services)	275	866
BBCN Bancorp, Inc. (Banks)	275	4,177
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	150	6,151
Beazer Homes USA, Inc.* (Household Durables)	100	872
bebe Stores, Inc.* (Specialty Retail)	375	206
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	7,673
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	325	3,084
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	175	4,034
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	275	3,765
Berkshire Hills Bancorp, Inc. (Banks)	100	2,689
Berry Plastics Group, Inc.* (Containers & Packaging)	350	12,653
BGC Partners, Inc. - Class A (Capital Markets)	600	5,430
Big Lots, Inc. (Multiline Retail)	175	7,925
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	225	1,400
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	250	708

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	200	$646
BioScrip, Inc.* (Health Care Providers & Services)	375	803
BioTelemetry, Inc.* (Health Care Providers & Services)	150	1,752
BioTime, Inc.* (Biotechnology)	300	861
Black Diamond, Inc.* (Leisure Products)	125	565
Black Hills Corp. (Multi-Utilities)	150	9,020
Blackbaud, Inc. (Software)	150	9,433
Blackhawk Network Holdings, Inc.* (IT Services)	175	6,003
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	375	6,325
Blount International, Inc.* (Machinery)	200	1,996
Blucora, Inc.* (Internet Software & Services)	150	774
Blue Hills Bancorp, Inc. (Banks)	125	1,709
BNC Bancorp (Banks)	100	2,112
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	75	3,502
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	175	1,351
Boise Cascade Co.* (Paper & Forest Products)	125	2,590
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	278
Boston Private Financial Holdings, Inc. (Banks)	275	3,149
Bottomline Technologies, Inc.* (Software)	150	4,574
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	275	5,682
Brady Corp. - Class A (Commercial Services & Supplies)	150	4,026
Briggs & Stratton Corp. (Machinery)	150	3,588
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	125	8,097
Brightcove, Inc.* (Internet Software & Services)	175	1,092
Bristow Group, Inc. (Energy Equipment & Services)	100	1,892
BroadSoft, Inc.* (Software)	100	4,035
Brookline Bancorp, Inc. (Banks)	250	2,753
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	250	2,600
Builders FirstSource, Inc.* (Building Products)	175	1,972
Burlington Stores, Inc.* (Specialty Retail)	225	12,653
C&J Energy Services, Ltd.* (Energy Equipment & Services)	200	282
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	3,068
CACI International, Inc.* - Class A (IT Services)	75	8,003
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	225	1,377
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	250	1,700
CalAmp Corp.* (Communications Equipment)	125	2,241
CalAtlantic Group, Inc. (Household Durables)	100	3,342
Caleres, Inc. (Specialty Retail)	150	4,244
Calgon Carbon Corp. (Chemicals)	175	2,454
California Water Service Group (Water Utilities)	175	4,676
Calix, Inc.* (Communications Equipment)	200	1,418
Callaway Golf Co. (Leisure Products)	300	2,736
Callidus Software, Inc.* (Software)	200	3,336
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	275	2,434
Cal-Maine Foods, Inc. (Food Products)	100	5,191
Cambrex Corp.* (Life Sciences Tools & Services)	100	4,400
Cantel Medical Corp. (Health Care Equipment & Supplies)	100	7,136
Capital Bank Financial Corp. - Class A (Banks)	75	2,314
Capital Senior Living Corp.* (Health Care Providers & Services)	100	1,852
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	450	5,967
Capstead Mortgage Corp. (Real Estate Investment Trusts)	325	3,214
Cardinal Financial Corp. (Banks)	125	2,544
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100	1,037
Cardtronics, Inc.* (IT Services)	150	5,399
Career Education Corp.* (Diversified Consumer Services)	375	1,703
CareTrust REIT, Inc. (Real Estate Investment Trusts)	150	1,905
Carmike Cinemas, Inc.* (Media)	100	3,004
Carpenter Technology Corp. (Metals & Mining)	150	5,134
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	150	4,638
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150	2,166
Cascade Bancorp* (Banks)	200	1,142
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	225	1,508
Casey’s General Stores, Inc. (Food & Staples Retailing)	125	14,164
Cash America International, Inc. (Consumer Finance)	100	3,864
Castle Brands, Inc.* (Beverages)	600	564
Castlight Health, Inc.* - Class B (Health Care Technology)	175	583
Catalent, Inc.* (Pharmaceuticals)	250	6,667
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	375	439
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	175	1,895
Cathay General Bancorp (Banks)	250	7,083
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	175	10,702
CBIZ, Inc.* (Professional Services)	200	2,018
CEB, Inc. (Professional Services)	100	6,472
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	325	2,350
Celadon Group, Inc. (Road & Rail)	100	1,048
Celldex Therapeutics, Inc.* (Biotechnology)	300	1,134
Cempra, Inc.* (Pharmaceuticals)	100	1,752
CenterState Banks, Inc. (Banks)	175	2,606
Central European Media Enterprises, Ltd.* - Class A (Media)	500	1,275

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Central Garden & Pet Co.* - Class A (Household Products)	175	$2,851
Central Pacific Financial Corp. (Banks)	100	2,177
Century Aluminum Co.* (Metals & Mining)	200	1,410
Cepheid* (Biotechnology)	225	7,505
Cerus Corp.* (Health Care Equipment & Supplies)	400	2,372
Chart Industries, Inc.* (Machinery)	100	2,172
Chatham Lodging Trust (Real Estate Investment Trusts)	125	2,679
Checkpoint Systems, Inc.* (Electronic Equipment, Instruments & Components)	175	1,771
Chegg, Inc.* (Diversified Consumer Services)	300	1,338
Chemical Financial Corp. (Banks)	125	4,461
ChemoCentryx, Inc.* (Biotechnology)	150	374
Chemtura Corp.* (Chemicals)	225	5,940
Chesapeake Lodging Trust (Real Estate Investment Trusts)	200	5,292
Chico’s FAS, Inc. (Specialty Retail)	450	5,972
Chimerix, Inc.* (Biotechnology)	125	639
Christopher & Banks Corp.* (Specialty Retail)	250	598
Ciber, Inc.* (IT Services)	400	844
Ciena Corp.* (Communications Equipment)	375	7,132
Cimpress N.V.* (Internet Software & Services)	100	9,068
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	750	2,903
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	7,282
Citizens, Inc.* (Insurance)	225	1,629
Civeo Corp.* (Commercial Services & Supplies)	500	615
CLARCOR, Inc. (Machinery)	150	8,668
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	300	879
Cleco Corp. (Electric Utilities)	175	9,662
Cliffs Natural Resources, Inc.* (Metals & Mining)	575	1,725
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	125	1,890
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	300	585
Clovis Oncology, Inc.* (Biotechnology)	75	1,440
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	150	2,106
CNO Financial Group, Inc. (Insurance)	600	10,751
CoBiz Financial, Inc. (Banks)	150	1,773
Coeur Mining, Inc.* (Metals & Mining)	500	2,810
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	150	5,854
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	75	6,893
Coherus Biosciences, Inc.* (Biotechnology)	100	2,123
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,485
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	350	5,870
Colony Starwood Homes (Real Estate Investment Trusts)	125	3,094
Columbia Banking System, Inc. (Banks)	175	5,236
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	100	6,009
Comfort Systems USA, Inc. (Construction & Engineering)	125	3,971
Commercial Metals Co. (Metals & Mining)	375	6,363
Commercial Vehicle Group, Inc.* (Machinery)	175	464
Community Bank System, Inc. (Banks)	125	4,776
CommVault Systems, Inc.* (Software)	150	6,476
comScore, Inc.* (Internet Software & Services)	100	3,004
CONMED Corp. (Health Care Equipment & Supplies)	100	4,194
ConnectOne Bancorp, Inc. (Banks)	125	2,044
Conn’s, Inc.* (Specialty Retail)	100	1,246
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	4,507
Continental Building Products, Inc.* (Building Products)	125	2,320
Convergys Corp. (IT Services)	300	8,330
Cooper Tire & Rubber Co. (Auto Components)	175	6,479
Corcept Therapeutics, Inc.* (Pharmaceuticals)	275	1,287
Core-Mark Holding Co., Inc. (Distributors)	75	6,117
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	25	503
CoreSite Realty Corp. (Real Estate Investment Trusts)	75	5,251
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	200	198
CorMedix, Inc.* (Biotechnology)	225	596
Cornerstone OnDemand, Inc.* (Internet Software & Services)	175	5,735
Cousins Properties, Inc. (Real Estate Investment Trusts)	675	7,007
Cowen Group, Inc.* - Class A (Capital Markets)	425	1,619
Crawford & Co. (Insurance)	150	972
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	125	5,239
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	275	2,646
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	150	1,745
Crown Media Holdings, Inc.* (Media)	225	1,143
CryoLife, Inc. (Health Care Equipment & Supplies)	125	1,344
CSG Systems International, Inc. (IT Services)	125	5,645
CTI BioPharma Corp.* (Biotechnology)	750	399
CTS Corp. (Electronic Equipment, Instruments & Components)	125	1,968
CubeSmart (Real Estate Investment Trusts)	500	16,649
Cumulus Media, Inc.* - Class A (Media)	700	325
Curis, Inc.* (Biotechnology)	525	845
Curtiss-Wright Corp. (Aerospace & Defense)	150	11,350
Customers Bancorp, Inc.* (Banks)	100	2,363
CVB Financial Corp. (Banks)	350	6,108
Cvent, Inc.* (Internet Software & Services)	100	2,140
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	75	3,309

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CyrusOne, Inc. (Real Estate Investment Trusts)	175	$7,989
CYS Investments, Inc. (Real Estate Investment Trusts)	525	4,274
Cytokinetics, Inc.* (Biotechnology)	200	1,410
CytRx Corp.* (Biotechnology)	325	871
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	150	1,185
Dana Holding Corp. (Auto Components)	500	7,045
Darling Ingredients, Inc.* (Food Products)	525	6,914
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	75	2,909
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	275	10,853
Dean Foods Co. (Food Products)	300	5,196
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	5,991
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,658
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	175	2,667
Deluxe Corp. (Commercial Services & Supplies)	150	9,373
Demandware, Inc.* (Internet Software & Services)	100	3,910
Denny’s Corp.* (Hotels, Restaurants & Leisure)	300	3,108
Depomed, Inc.* (Pharmaceuticals)	200	2,786
Destination XL Group, Inc.* (Specialty Retail)	225	1,163
DeVry Education Group, Inc. (Diversified Consumer Services)	200	3,454
DHI Group, Inc.* (Internet Software & Services)	200	1,614
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	350	2,016
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	150	3,645
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	625	6,325
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	200	5,781
Digi International, Inc.* (Communications Equipment)	125	1,179
Digital Turbine, Inc.* (Software)	325	387
DigitalGlobe, Inc.* (Aerospace & Defense)	225	3,893
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,203
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,513
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	125	3,425
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	100	940
Dorman Products, Inc.* (Auto Components)	100	5,442
Douglas Dynamics, Inc. (Machinery)	100	2,291
DreamWorks Animation SKG, Inc.* - Class A (Media)	250	6,237
Drew Industries, Inc. (Auto Components)	75	4,835
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,140
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	200	8,106
Durect Corp.* (Pharmaceuticals)	575	776
Dycom Industries, Inc.* (Construction & Engineering)	100	6,466
Dynavax Technologies Corp.* (Biotechnology)	100	1,924
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	375	5,389
Dynex Capital, Inc. (Real Estate Investment Trusts)	225	1,496
Eagle Bancorp, Inc.* (Banks)	100	4,800
Eagle Bulk Shipping, Inc.* (Marine)	150	54
EarthLink Holdings Corp. (Internet Software & Services)	375	2,126
EastGroup Properties, Inc. (Real Estate Investment Trusts)	100	6,037
Ebix, Inc. (Software)	100	4,079
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,716
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	250	360
Education Realty Trust, Inc. (Real Estate Investment Trusts)	150	6,240
El Paso Electric Co. (Electric Utilities)	125	5,735
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	175	2,002
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	6,358
Elizabeth Arden, Inc.* (Personal Products)	125	1,024
Ellie Mae, Inc.* (Software)	100	9,063
EMCOR Group, Inc. (Construction & Engineering)	200	9,719
EMCORE Corp.* (Communications Equipment)	175	875
Emergent BioSolutions, Inc.* (Biotechnology)	100	3,635
Employers Holdings, Inc. (Insurance)	125	3,518
Encore Capital Group, Inc.* (Consumer Finance)	100	2,574
Endocyte, Inc.* (Pharmaceuticals)	225	698
Endologix, Inc.* (Health Care Equipment & Supplies)	225	1,881
Endurance International Group Holdings, Inc.* (Internet Software & Services)	200	2,106
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	200	442
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	475	296
EnerNOC, Inc.* (Software)	125	935
EnerSys (Electrical Equipment)	125	6,965
Ennis, Inc. (Commercial Services & Supplies)	100	1,955
Enova International, Inc.* (Consumer Finance)	100	631
Enphase Energy, Inc.* (Electrical Equipment)	150	350
EnPro Industries, Inc. (Machinery)	75	4,326
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	450	6,129
Entercom Communications Corp.* - Class A (Media)	125	1,323
Entravision Communications Corp. - Class A (Media)	250	1,860
Envestnet, Inc.* (Internet Software & Services)	125	3,400
EPAM Systems, Inc.* (IT Services)	150	11,200

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Epiq Systems, Inc. (Software)	125	$1,878
Epizyme, Inc.* (Biotechnology)	100	1,212
EPR Properties (Real Estate Investment Trusts)	175	11,658
Equity One, Inc. (Real Estate Investment Trusts)	225	6,449
Eros International PLC* (Media)	100	1,151
ESCO Technologies, Inc. (Machinery)	100	3,898
Essendant, Inc. (Commercial Services & Supplies)	125	3,991
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	175	3,640
Esterline Technologies Corp.* (Aerospace & Defense)	100	6,407
Ethan Allen Interiors, Inc. (Household Durables)	100	3,182
Euronet Worldwide, Inc.* (IT Services)	150	11,116
EverBank Financial Corp. (Thrifts & Mortgage Finance)	300	4,527
Evercore Partners, Inc. - Class A (Capital Markets)	100	5,175
Everi Holdings, Inc.* (IT Services)	275	630
EVERTEC, Inc. (IT Services)	225	3,146
EVINE Live, Inc.* (Internet & Catalog Retail)	350	410
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	150	729
Exact Sciences Corp.* (Biotechnology)	275	1,854
ExamWorks Group, Inc.* (Health Care Providers & Services)	125	3,695
Exar Corp.* (Semiconductors & Semiconductor Equipment)	175	1,006
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	900	890
Exelixis, Inc.* (Biotechnology)	725	2,900
ExlService Holdings, Inc.* (IT Services)	125	6,475
Exponent, Inc. (Professional Services)	100	5,101
Express, Inc.* (Specialty Retail)	275	5,888
Exterran Corp.* (Energy Equipment & Services)	100	1,546
Extreme Networks, Inc.* (Communications Equipment)	500	1,555
EZCORP, Inc.* - Class A (Consumer Finance)	225	668
F.N.B. Corp. (Banks)	550	7,156
Fabrinet* (Electronic Equipment, Instruments & Components)	125	4,044
Fair Isaac Corp. (Software)	100	10,608
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	375	7,500
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	250	628
FCB Financial Holdings, Inc.* - Class A (Banks)	100	3,326
Federal Signal Corp. (Machinery)	225	2,984
Federal-Mogul Holdings Corp.* (Auto Components)	150	1,482
FEI Co. (Electronic Equipment, Instruments & Components)	125	11,125
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	475	3,857
Ferro Corp.* (Chemicals)	250	2,968
Ferroglobe PLC (Metals & Mining)	225	1,982
Fibrocell Science, Inc.* (Biotechnology)	175	438
FibroGen, Inc.* (Biotechnology)	175	3,726
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	3,278
Financial Engines, Inc. (Capital Markets)	175	5,500
Finisar Corp.* (Communications Equipment)	325	5,928
First American Financial Corp. (Insurance)	325	12,385
First BanCorp.* (Banks)	425	1,241
First Busey Corp. (Banks)	100	2,048
First Cash Financial Services, Inc. (Consumer Finance)	100	4,605
First Commonwealth Financial Corp. (Banks)	325	2,880
First Financial Bancorp (Banks)	200	3,636
First Financial Bankshares, Inc. (Banks)	200	5,916
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	350	7,959
First Merchants Corp. (Banks)	125	2,946
First Midwest Bancorp, Inc. (Banks)	250	4,505
First Potomac Realty Trust (Real Estate Investment Trusts)	225	2,039
FirstMerit Corp. (Banks)	500	10,524
Five Below, Inc.* (Specialty Retail)	175	7,234
Five Star Quality Care, Inc.* (Health Care Providers & Services)	250	573
Five9, Inc.* (Internet Software & Services)	175	1,556
Fleetmatics Group PLC* (Software)	125	5,089
Flotek Industries, Inc.* (Chemicals)	200	1,466
Fluidigm Corp.* (Life Sciences Tools & Services)	100	807
Flushing Financial Corp. (Banks)	125	2,703
FNFV Group* (Diversified Financial Services)	275	2,984
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	125	815
Forestar Group, Inc.* (Real Estate Management & Development)	150	1,956
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,636
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	200	2,640
Forward Air Corp. (Air Freight & Logistics)	100	4,532
Francesca’s Holdings Corp.* (Specialty Retail)	175	3,353
Franklin Electric Co., Inc. (Electrical Equipment)	150	4,826
Franklin Street Properties Corp. (Real Estate Investment Trusts)	300	3,183
Fred’s, Inc. - Class A (Multiline Retail)	150	2,237
Fresh Del Monte Produce, Inc. (Food Products)	100	4,207
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	100	837
FTI Consulting, Inc.* (Professional Services)	125	4,439
FuelCell Energy, Inc.* (Electrical Equipment)	100	677
Fulton Financial Corp. (Banks)	550	7,358
FutureFuel Corp. (Chemicals)	125	1,474
GAIN Capital Holdings, Inc. (Diversified Financial Services)	150	984
Galena Biopharma, Inc.* (Biotechnology)	800	1,088

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150		$1,461
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	425		468
Generac Holdings, Inc.* (Electrical Equipment)	225		8,378
General Cable Corp. (Electrical Equipment)	175		2,137
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	125		2,290
Genesco, Inc.* (Specialty Retail)	75		5,419
Genesis Healthcare, Inc.* (Health Care Providers & Services)	200		464
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175		922
Gentherm, Inc.* (Auto Components)	125		5,199
Geron Corp.* (Biotechnology)	600		1,752
Getty Realty Corp. (Real Estate Investment Trusts)	100		1,983
Gibraltar Industries, Inc.* (Building Products)	125		3,575
Gigamon, Inc.* (Software)	100		3,102
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125		6,111
Glacier Bancorp, Inc. (Banks)	250		6,355
Global Eagle Entertainment, Inc.* (Media)	175		1,491
Globalstar, Inc.* (Diversified Telecommunication Services)	1,650		2,426
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	225		5,344
Glu Mobile, Inc.* (Software)	450		1,269
Gogo, Inc.* (Internet Software & Services)	200		2,202
Golden Ocean Group, Ltd.* (Marine)	350		243
Government Properties Income Trust (Real Estate Investment Trusts)	225		4,016
Gramercy Property Trust (Real Estate Investment Trusts)	750		6,338
Grand Canyon Education, Inc.* (Diversified Consumer Services)	150		6,410
Granite Construction, Inc. (Construction & Engineering)	125		5,975
Gray Television, Inc.* (Media)	225		2,637
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	275		1,227
Great Western Bancorp, Inc. (Banks)	150		4,091
Greatbatch, Inc.* (Health Care Equipment & Supplies)	75		2,673
Green Dot Corp.* - Class A (Consumer Finance)	150		3,446
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125		1,995
Greenhill & Co., Inc. (Capital Markets)	100		2,220
Greenlight Capital Re, Ltd.* - Class A (Insurance)	100		2,179
Greif, Inc. - Class A (Containers & Packaging)	100		3,275
Griffon Corp. (Building Products)	125		1,931
Group 1 Automotive, Inc. (Specialty Retail)	75		4,402
GrubHub, Inc.* (Internet Software & Services)	225		5,654
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	150		2,124
GTT Communications, Inc.* (Internet Software & Services)	100		1,654
GUESS?, Inc. (Specialty Retail)	200		3,754
Guidewire Software, Inc.* (Software)	225		12,257
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	125		771
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125		2,191
H.B. Fuller Co. (Chemicals)	150		6,367
Haemonetics Corp.* (Health Care Equipment & Supplies)	175		6,122
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	300		288
Halozyme Therapeutics, Inc.* (Biotechnology)	325		3,078
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150		4,310
Hampton Roads Bankshares, Inc.* (Banks)	400		708
Hancock Holding Co. (Banks)	250		5,740
Hanmi Financial Corp. (Banks)	125		2,753
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	125		2,403
Harmonic, Inc.* (Communications Equipment)	350		1,145
Harsco Corp. (Machinery)	275		1,499
Harte-Hanks, Inc. (Media)	225		569
Harvard Apparatus Regenerative Technology, Inc.* (Biotechnology)	—	(a)	—	(b)
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	200		604
Hatteras Financial Corp. (Real Estate Investment Trusts)	325		4,648
Hawaiian Holdings, Inc.* (Airlines)	175		8,259
Headwaters, Inc.* (Construction Materials)	250		4,960
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	325		10,038
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225		8,281
HealthEquity, Inc.* (Health Care Providers & Services)	125		3,084
HealthSouth Corp. (Health Care Providers & Services)	275		10,347
HealthStream, Inc.* (Health Care Technology)	100		2,209
Healthways, Inc.* (Health Care Providers & Services)	150		1,514
Heartland Express, Inc. (Road & Rail)	175		3,246
Heartland Payment Systems, Inc. (IT Services)	125		12,070
Hecla Mining Co. (Metals & Mining)	1,275		3,545
HEICO Corp. - Class A (Aerospace & Defense)	125		5,950
Helen of Troy, Ltd.* (Household Durables)	100		10,368
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	350		1,960
Heritage Financial Corp. (Banks)	125		2,196
Heritage Insurance Holdings, Inc. (Insurance)	100		1,597
Heritage Oaks Bancorp (Banks)	150		1,169
Herman Miller, Inc. (Commercial Services & Supplies)	200		6,177
Heron Therapeutics, Inc.* (Biotechnology)	100		1,899
Hersha Hospitality Trust (Real Estate Investment Trusts)	175		3,735
HFF, Inc. - Class A (Capital Markets)	125		3,441
Hibbett Sports, Inc.* (Specialty Retail)	75		2,693

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Highwoods Properties, Inc. (Real Estate Investment Trusts)	275	$13,147
Hill International, Inc.* (Professional Services)	225	758
Hillenbrand, Inc. (Machinery)	200	5,990
Hilltop Holdings, Inc.* (Banks)	250	4,720
HMS Holdings Corp.* (Health Care Technology)	300	4,305
HNI Corp. (Commercial Services & Supplies)	150	5,876
Home BancShares, Inc. (Banks)	175	7,166
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,081
Horace Mann Educators Corp. (Insurance)	125	3,961
Horizon Global Corp.* (Auto Components)	50	629
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	125	1,241
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	425	8,474
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	575	897
HRG Group, Inc.* (Household Products)	275	3,831
HSN, Inc. (Internet & Catalog Retail)	100	5,231
Hub Group, Inc.* - Class A (Air Freight & Logistics)	125	5,099
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	225	6,507
Huron Consulting Group, Inc.* (Professional Services)	75	4,364
IBERIABANK Corp. (Banks)	125	6,409
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	1,208
IDACORP, Inc. (Electric Utilities)	150	11,188
Idera Pharmaceuticals, Inc.* (Biotechnology)	425	842
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	3,799
Imation Corp.* (Technology Hardware, Storage & Peripherals)	250	388
IMAX Corp.* (Media)	200	6,217
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	125	1,033
ImmunoGen, Inc.* (Biotechnology)	300	2,556
Immunomedics, Inc.* (Biotechnology)	425	1,063
Impax Laboratories, Inc.* (Pharmaceuticals)	225	7,204
Imperva, Inc.* (Software)	75	3,788
inContact, Inc.* (Internet Software & Services)	225	2,000
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	150	1,068
Independent Bank Corp. (Banks)	100	4,596
Independent Bank Corp./MI (Banks)	100	1,455
Infinera Corp.* (Communications Equipment)	400	6,424
Infinity Pharmaceuticals, Inc.* (Biotechnology)	200	1,054
Infoblox, Inc.* (Software)	175	2,993
InfraREIT, Inc. (Real Estate Investment Trusts)	75	1,279
InnerWorkings, Inc.* (Commercial Services & Supplies)	200	1,590
Innospec, Inc. (Chemicals)	75	3,252
Innoviva, Inc. (Pharmaceuticals)	275	3,462
Inovio Pharmaceuticals, Inc.* (Biotechnology)	275	2,395
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	4,168
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	3,580
Insmed, Inc.* (Biotechnology)	200	2,534
Insulet Corp.* (Health Care Equipment & Supplies)	175	5,803
Insys Therapeutics, Inc.* (Biotechnology)	75	1,199
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	75	5,052
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	450	9,197
Inteliquent, Inc. (Diversified Telecommunication Services)	125	2,006
Intelsat S.A.* (Diversified Telecommunication Services)	150	378
InterDigital, Inc. (Communications Equipment)	125	6,956
Interface, Inc. (Commercial Services & Supplies)	225	4,172
Internap Corp.* (Internet Software & Services)	225	614
International Bancshares Corp. (Banks)	175	4,316
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	100	3,691
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	425	5,682
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	150	2,166
Intralinks Holdings, Inc.* (Internet Software & Services)	175	1,379
Intrepid Potash, Inc.* (Chemicals)	225	250
Invacare Corp. (Health Care Equipment & Supplies)	125	1,646
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	250	2,100
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	400	4,872
Investment Technology Group, Inc. (Capital Markets)	125	2,763
Investors Bancorp, Inc. (Banks)	1,050	12,221
Investors Real Estate Trust (Real Estate Investment Trusts)	450	3,267
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	100	698
ION Geophysical Corp.* (Energy Equipment & Services)	50	404
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	2,361
iRobot Corp.* (Household Durables)	100	3,530
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	425	4,649
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	100	1,400
iStar Financial, Inc.* (Real Estate Investment Trusts)	300	2,898
Itron, Inc.* (Electronic Equipment, Instruments & Components)	125	5,215
Ixia* (Communications Equipment)	225	2,804
IXYS Corp. (Semiconductors & Semiconductor Equipment)	100	1,122

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
j2 Global, Inc. (Internet Software & Services)	150	$9,236
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	125	7,983
Janus Capital Group, Inc. (Capital Markets)	450	6,583
Jive Software, Inc.* (Software)	250	945
John Bean Technologies Corp. (Machinery)	100	5,641
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	150	500
Journal Media Group, Inc. (Media)	150	1,794
K12, Inc.* (Diversified Consumer Services)	150	1,484
Kaman Corp. - Class A (Trading Companies & Distributors)	100	4,269
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	3,809
Karyopharm Therapeutics, Inc.* (Biotechnology)	100	892
KB Home (Household Durables)	275	3,927
KCG Holdings, Inc.* - Class A (Capital Markets)	175	2,091
Kearny Financial Corp. (Thrifts & Mortgage Finance)	325	4,014
Kelly Services, Inc. - Class A (Professional Services)	125	2,390
Kemper Corp. (Insurance)	150	4,436
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	300	6,570
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	350	1,635
Key Energy Services, Inc.* (Energy Equipment & Services)	700	259
Kforce, Inc. (Professional Services)	100	1,958
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	1,396
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	1,703
Kindred Healthcare, Inc. (Health Care Providers & Services)	275	3,396
Kite Pharma, Inc.* (Biotechnology)	100	4,590
Kite Realty Group Trust (Real Estate Investment Trusts)	275	7,620
KLX, Inc.* (Aerospace & Defense)	175	5,625
Knight Transportation, Inc. (Road & Rail)	200	5,231
Knoll, Inc. (Commercial Services & Supplies)	175	3,789
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	3,625
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	350	581
Korn/Ferry International (Professional Services)	150	4,244
Kraton Performance Polymers, Inc.* (Chemicals)	125	2,163
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	225	1,114
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	225	3,508
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	300	3,750
Ladder Capital Corp. (Real Estate Investment Trusts)	150	1,868
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	475	1,188
Lakeland Bancorp, Inc. (Banks)	150	1,523
Landec Corp.* (Food Products)	125	1,313
Lannett Co., Inc.* (Pharmaceuticals)	75	1,345
LaSalle Hotel Properties (Real Estate Investment Trusts)	350	8,858
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	425	2,414
La-Z-Boy, Inc. (Household Durables)	175	4,680
LDR Holding Corp.* (Health Care Equipment & Supplies)	75	1,912
LegacyTexas Financial Group, Inc. (Banks)	150	2,948
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	200	2,390
Lexington Realty Trust (Real Estate Investment Trusts)	650	5,590
Libbey, Inc. (Household Durables)	75	1,395
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	225	4,986
LifeLock, Inc.* (Diversified Consumer Services)	300	3,621
Limelight Networks, Inc.* (Internet Software & Services)	325	588
Lion Biotechnologies, Inc.* (Biotechnology)	200	1,016
Lionbridge Technologies, Inc.* (IT Services)	275	1,392
Liquidity Services, Inc.* (Internet Software & Services)	125	648
Lithia Motors, Inc. - Class A (Specialty Retail)	75	6,549
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	75	9,233
LivaNova PLC* (Health Care Equipment & Supplies)	75	4,049
LivePerson, Inc.* (Internet Software & Services)	225	1,316
LogMeIn, Inc.* (Internet Software & Services)	75	3,785
Louisiana-Pacific Corp.* (Paper & Forest Products)	450	7,703
LTC Properties, Inc. (Real Estate Investment Trusts)	125	5,655
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	1,312
Luminex Corp.* (Life Sciences Tools & Services)	150	2,910
Lumos Networks Corp.* (Diversified Telecommunication Services)	100	1,284
M.D.C. Holdings, Inc. (Household Durables)	125	3,133
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	75	3,284
M/I Homes, Inc.* (Household Durables)	100	1,865
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	300	7,050
MacroGenics, Inc.* (Biotechnology)	100	1,875
Magellan Health, Inc.* (Health Care Providers & Services)	75	5,095
Maiden Holdings, Ltd. (Insurance)	175	2,265
Manhattan Associates, Inc.* (Software)	225	12,795
MannKind Corp.* (Biotechnology)	825	1,328
ManTech International Corp. - Class A (IT Services)	100	3,199
Marchex, Inc. - Class B (Internet Software & Services)	225	1,001

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marin Software, Inc.* (Internet Software & Services)	175	$529
MarineMax, Inc.* (Specialty Retail)	100	1,947
MarketAxess Holdings, Inc. (Diversified Financial Services)	125	15,603
Marketo, Inc.* (Internet Software & Services)	125	2,446
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	5,063
Marten Transport, Ltd. (Road & Rail)	100	1,872
Masimo Corp.* (Health Care Equipment & Supplies)	150	6,276
Masonite International Corp.* (Building Products)	100	6,550
MasTec, Inc.* (Construction & Engineering)	225	4,554
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	225	4,266
Matrix Service Co.* (Energy Equipment & Services)	100	1,770
Matson, Inc. (Marine)	150	6,026
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	5,147
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	1,460
MAXIMUS, Inc. (IT Services)	200	10,527
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	200	3,700
MB Financial, Inc. (Banks)	225	7,301
MBIA, Inc.* (Insurance)	525	4,646
McDermott International, Inc.* (Energy Equipment & Services)	800	3,271
McGrath RentCorp (Commercial Services & Supplies)	100	2,508
MDC Partners, Inc. - Class A (Media)	150	3,540
Media General, Inc.* (Media)	300	4,893
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	650	8,436
Medidata Solutions, Inc.* (Health Care Technology)	175	6,774
Mentor Graphics Corp. (Software)	300	6,099
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	150	3,045
Meredith Corp. (Media)	125	5,938
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	200	2,784
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	3,092
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	2,774
Meritage Homes Corp.* (Household Durables)	125	4,558
Meritor, Inc.* (Machinery)	325	2,620
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	375	3,139
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	3,655
MGE Energy, Inc. (Electric Utilities)	125	6,531
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,025	7,861
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	325	12,450
MiMedx Group, Inc.* (Biotechnology)	375	3,278
Minerals Technologies, Inc. (Chemicals)	100	5,685
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	175	6,589
Mobile Mini, Inc. (Commercial Services & Supplies)	150	4,953
MobileIron, Inc.* (Software)	200	904
Modine Manufacturing Co.* (Auto Components)	200	2,202
ModusLink Global Solutions, Inc.* (IT Services)	275	404
Molina Healthcare, Inc.* (Health Care Providers & Services)	100	6,449
Momenta Pharmaceuticals, Inc.* (Biotechnology)	200	1,848
MoneyGram International, Inc.* (IT Services)	150	918
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	225	2,675
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	550	5,423
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	7,955
Monotype Imaging Holdings, Inc. (Software)	150	3,588
Monro Muffler Brake, Inc. (Specialty Retail)	100	7,146
Monster Worldwide, Inc.* (Internet Software & Services)	350	1,141
Moog, Inc.* - Class A (Aerospace & Defense)	125	5,710
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	175	242
MRC Global, Inc.* (Trading Companies & Distributors)	325	4,271
MSA Safety, Inc. (Commercial Services & Supplies)	100	4,835
Mueller Industries, Inc. (Machinery)	175	5,149
Mueller Water Products, Inc. - Class A (Machinery)	525	5,187
Myers Industries, Inc. (Containers & Packaging)	100	1,286
Myriad Genetics, Inc.* (Biotechnology)	225	8,421
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,584
National Bank Holdings Corp. (Banks)	125	2,549
National CineMedia, Inc. (Media)	225	3,422
National General Holdings Corp. (Insurance)	125	2,699
National Health Investors, Inc. (Real Estate Investment Trusts)	125	8,315
National Penn Bancshares, Inc. (Banks)	450	4,788
National Storage Affiliates Trust (Real Estate Investment Trusts)	125	2,650
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	150	1,485
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,843
Nautilus, Inc.* (Leisure Products)	125	2,415
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	825	779
Navigant Consulting, Inc.* (Professional Services)	175	2,767
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	400	636
Navios Maritime Holdings, Inc. (Marine)	400	452
Navistar International Corp.* (Machinery)	175	2,191

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NBT Bancorp, Inc. (Banks)	150	$4,043
NCI Building Systems, Inc.* (Building Products)	125	1,775
Nektar Therapeutics* (Pharmaceuticals)	425	5,844
Nelnet, Inc. - Class A (Consumer Finance)	75	2,953
Neogen Corp.* (Health Care Equipment & Supplies)	125	6,294
NeoGenomics, Inc.* (Life Sciences Tools & Services)	275	1,854
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	150	2,106
NETGEAR, Inc.* (Communications Equipment)	125	5,046
NetScout Systems, Inc.* (Communications Equipment)	125	2,871
Neurocrine Biosciences, Inc.* (Biotechnology)	250	9,887
NeuStar, Inc.* - Class A (IT Services)	175	4,305
New Jersey Resources Corp. (Gas Utilities)	275	10,018
New Media Investment Group, Inc. (Media)	150	2,496
New Residential Investment Corp. (Real Estate Investment Trusts)	600	6,978
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	225	2,318
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	400	1,896
New York REIT, Inc. (Real Estate Investment Trusts)	525	5,303
Newpark Resources, Inc.* (Energy Equipment & Services)	325	1,404
Newport Corp.* (Electronic Equipment, Instruments & Components)	150	3,450
NewStar Financial, Inc.* (Diversified Financial Services)	125	1,094
Nexstar Broadcasting Group, Inc. - Class A (Media)	100	4,427
NIC, Inc. (Internet Software & Services)	225	4,057
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	175	1,372
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	225	1,136
Nobilis Health Corp.* (Health Care Providers & Services)	175	546
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	300	4,227
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	75	206
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	275	1,097
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,877
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	325	4,391
Northwest Biotherapeutics, Inc.* (Biotechnology)	200	292
Northwest Natural Gas Co. (Gas Utilities)	100	5,385
NorthWestern Corp. (Multi-Utilities)	150	9,262
Novatel Wireless, Inc.* (Communications Equipment)	275	487
Novavax, Inc.* (Biotechnology)	825	4,256
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	125	1,696
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	125	1,780
Nutrisystem, Inc. (Internet & Catalog Retail)	100	2,087
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	7,298
Nuvectra Corp.* (Health Care Equipment & Supplies)	25	135
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	225	3,373
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	450	3,276
Oclaro, Inc.* (Communications Equipment)	525	2,835
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	375	926
OFG Bancorp (Banks)	175	1,223
Oil States International, Inc.* (Energy Equipment & Services)	175	5,515
Old National Bancorp (Banks)	375	4,571
Old Second Bancorp, Inc.* (Banks)	175	1,255
Olin Corp. (Chemicals)	250	4,343
OM Asset Management PLC (Capital Markets)	100	1,335
Omeros Corp.* (Pharmaceuticals)	125	1,918
Omnicell, Inc.* (Health Care Technology)	125	3,484
OMNOVA Solutions, Inc.* (Chemicals)	200	1,112
On Assignment, Inc.* (Professional Services)	175	6,460
Oncothyreon, Inc.* (Biotechnology)	450	572
ONE Gas, Inc. (Gas Utilities)	175	10,693
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	100	1,273
Ophthotech Corp.* (Biotechnology)	75	3,170
OPOWER, Inc.* (Internet Software & Services)	125	851
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	275	1,988
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,533
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	425	239
Organovo Holdings, Inc.* (Biotechnology)	375	814
Orion Marine Group, Inc.* (Construction & Engineering)	175	907
Oritani Financial Corp. (Thrifts & Mortgage Finance)	175	2,970
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	125	5,155
Otter Tail Corp. (Electric Utilities)	125	3,703
OvaScience, Inc.* (Biotechnology)	75	712
Owens & Minor, Inc. (Health Care Providers & Services)	200	8,084
P.H. Glatfelter Co. (Paper & Forest Products)	150	3,110
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	300	2,550
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	125	585
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	6,622
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	100	5,419

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PAREXEL International Corp.* (Life Sciences Tools & Services)	175	$10,977
Park Sterling Corp. (Banks)	225	1,501
Parker Drilling Co.* (Energy Equipment & Services)	525	1,113
Parkway Properties, Inc. (Real Estate Investment Trusts)	275	4,307
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	275	6,215
Party City Holdco, Inc.* (Specialty Retail)	100	1,504
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	175	3,337
Paycom Software, Inc.* (Software)	100	3,560
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	7,430
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,673
PDL BioPharma, Inc. (Biotechnology)	575	1,915
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	50	116
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	225	6,541
Pegasystems, Inc. (Software)	125	3,173
Pendrell Corp.* (Professional Services)	900	477
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	275	4,590
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	225	4,916
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	250	3,410
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,000	421
Perficient, Inc.* (IT Services)	125	2,715
Performance Sports Group, Ltd.* (Leisure Products)	175	557
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	250	263
PGT, Inc.* (Building Products)	175	1,722
PharMerica Corp.* (Health Care Providers & Services)	100	2,211
PHH Corp.* (Thrifts & Mortgage Finance)	175	2,195
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,603
Physicians Realty Trust (Real Estate Investment Trusts)	250	4,645
PICO Holdings, Inc.* (Diversified Financial Services)	100	1,023
Piedmont Natural Gas Co., Inc. (Gas Utilities)	250	14,957
Pier 1 Imports, Inc. (Specialty Retail)	300	2,103
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	200	7,019
Pinnacle Financial Partners, Inc. (Banks)	125	6,133
Pioneer Energy Services Corp.* (Energy Equipment & Services)	275	605
Plantronics, Inc. (Communications Equipment)	125	4,899
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	3,952
Plug Power, Inc.* (Electrical Equipment)	725	1,486
PNM Resources, Inc. (Electric Utilities)	250	8,430
Polycom, Inc.* (Communications Equipment)	450	5,018
PolyOne Corp. (Chemicals)	275	8,318
Pool Corp. (Distributors)	125	10,968
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	75	3,905
Portland General Electric Co. (Electric Utilities)	250	9,872
Portola Pharmaceuticals, Inc.* (Biotechnology)	150	3,060
Post Holdings, Inc.* (Food Products)	175	12,034
Potbelly Corp.* (Hotels, Restaurants & Leisure)	100	1,361
Potlatch Corp. (Real Estate Investment Trusts)	125	3,938
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	4,966
PowerSecure International, Inc.* (Electrical Equipment)	100	1,869
PRA Group, Inc.* (Consumer Finance)	150	4,409
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	125	1,585
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	175	9,342
Primerica, Inc. (Insurance)	150	6,680
Primoris Services Corp. (Construction & Engineering)	150	3,645
PrivateBancorp, Inc. (Banks)	250	9,649
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	1,308
Progress Software Corp.* (Software)	175	4,221
Proofpoint, Inc.* (Software)	125	6,723
PROS Holdings, Inc.* (Software)	100	1,179
Prosperity Bancshares, Inc. (Banks)	200	9,277
Prothena Corp. PLC* (Biotechnology)	100	4,115
Proto Labs, Inc.* (Machinery)	75	5,782
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	225	4,543
PTC Therapeutics, Inc.* (Biotechnology)	100	644
Qlik Technologies, Inc.* (Software)	275	7,952
QLogic Corp.* (Electronic Equipment, Instruments & Components)	300	4,032
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	75	3,554
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	1,618
Quality Systems, Inc. (Health Care Technology)	175	2,667
Qualys, Inc.* (Software)	75	1,898
Quanex Building Products Corp. (Building Products)	125	2,170
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	975	595
Quidel Corp.* (Health Care Equipment & Supplies)	100	1,726
QuinStreet, Inc.* (Internet Software & Services)	200	684
Quotient Technology, Inc.* (Internet Software & Services)	225	2,385
Radian Group, Inc. (Thrifts & Mortgage Finance)	575	7,129
Radiant Logistics, Inc.* (Air Freight & Logistics)	150	536
Radius Health, Inc.* (Biotechnology)	100	3,144
RadNet, Inc.* (Health Care Providers & Services)	200	966

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RAIT Financial Trust (Real Estate Investment Trusts)	325	$1,021
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	375	5,156
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	275	4,958
Raptor Pharmaceutical Corp.* (Biotechnology)	275	1,265
Raven Industries, Inc. (Industrial Conglomerates)	125	2,003
Rayonier Advanced Materials, Inc. (Chemicals)	150	1,425
RBC Bearings, Inc.* (Machinery)	75	5,495
Real Industry, Inc.* (Metals & Mining)	125	1,088
RealNetworks, Inc.* (Internet Software & Services)	175	711
RealPage, Inc.* (Software)	175	3,647
Redwood Trust, Inc. (Real Estate Investment Trusts)	275	3,597
Regis Corp.* (Diversified Consumer Services)	150	2,279
Regulus Therapeutics, Inc.* (Biotechnology)	150	1,040
Relypsa, Inc.* (Pharmaceuticals)	100	1,355
Renasant Corp. (Banks)	100	3,291
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	175	1,652
Rent-A-Center, Inc. (Specialty Retail)	175	2,774
Rentech, Inc.* (Chemicals)	100	222
Repligen Corp.* (Biotechnology)	100	2,682
Resource Capital Corp. (Real Estate Investment Trusts)	125	1,406
Resources Connection, Inc. (Professional Services)	150	2,334
Restoration Hardware Holdings, Inc.* (Specialty Retail)	100	4,190
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	300	6,036
RetailMeNot, Inc.* (Internet Software & Services)	150	1,202
Retrophin, Inc.* (Biotechnology)	125	1,708
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	250	192
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	200	3,632
Rexnord Corp.* (Machinery)	325	6,571
Rigel Pharmaceuticals, Inc.* (Biotechnology)	425	884
RingCentral, Inc.* - Class A (Software)	175	2,756
RLI Corp. (Insurance)	125	8,357
RLJ Lodging Trust (Real Estate Investment Trusts)	400	9,151
Roadrunner Transportation Systems, Inc.* (Road & Rail)	100	1,246
Rocket Fuel, Inc.* (Internet Software & Services)	150	473
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	175	1,314
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100	3,222
Rouse Properties, Inc. (Real Estate Investment Trusts)	150	2,757
Rovi Corp.* (Software)	300	6,153
RPX Corp.* (Professional Services)	200	2,252
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	175	5,082
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	250	1,000
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	275	1,480
Ruckus Wireless, Inc.* (Communications Equipment)	275	2,698
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,049
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	125	2,280
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	150	2,762
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	125	6,435
S&T Bancorp, Inc. (Banks)	125	3,220
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	200	4,018
Safe Bulkers, Inc. (Marine)	275	221
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,217
Saia, Inc.* (Road & Rail)	100	2,815
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	200	1,098
Sanderson Farms, Inc. (Food Products)	75	6,764
Sandy Spring Bancorp, Inc. (Banks)	100	2,783
Sangamo BioSciences, Inc.* (Biotechnology)	250	1,513
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	275	6,430
Sapiens International Corp. N.V. (Software)	125	1,498
Sarepta Therapeutics, Inc.* (Biotechnology)	150	2,928
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	100	4,038
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	100	1,844
Scholastic Corp. (Media)	100	3,737
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	3,148
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	200	2,200
Science Applications International Corp. (IT Services)	150	8,001
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	175	1,650
SciQuest, Inc.* (Internet Software & Services)	125	1,735
Scorpio Bulkers, Inc.* (Marine)	75	246
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	575	3,352
SeaChange International, Inc.* (Software)	175	966
Seacoast Banking Corp. of Florida* (Banks)	100	1,579
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	25	366
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	225	4,739
Select Comfort Corp.* (Specialty Retail)	175	3,393
Select Income REIT (Real Estate Investment Trusts)	200	4,610
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	4,134
Selective Insurance Group, Inc. (Insurance)	175	6,407

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	125	$2,800
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	225	4,948
Senomyx, Inc.* (Chemicals)	250	650
Sensient Technologies Corp. (Chemicals)	150	9,518
Sequenom, Inc.* (Life Sciences Tools & Services)	525	740
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	100	639
ServiceSource International, Inc.* (IT Services)	275	1,172
ServisFirst Bancshares, Inc. (Banks)	75	3,330
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	275	160
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	200	5,350
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	200	2,778
ShoreTel, Inc.* (Communications Equipment)	275	2,046
Shutterfly, Inc.* (Internet & Catalog Retail)	125	5,796
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	150	1,020
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	200	1,424
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	5,620
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	150	2,228
Silver Spring Networks, Inc.* (Software)	150	2,213
Simmons First National Corp. - Class A (Banks)	100	4,507
Simpson Manufacturing Co., Inc. (Building Products)	150	5,726
Sinclair Broadcast Group, Inc. - Class A (Media)	200	6,150
Skullcandy, Inc.* (Household Durables)	150	534
SkyWest, Inc. (Airlines)	175	3,498
Smart & Final Stores, Inc.* (Food & Staples Retailing)	100	1,620
Smith & Wesson Holding Corp.* (Leisure Products)	200	5,324
Snyder’s-Lance, Inc. (Food Products)	225	7,083
Solazyme, Inc.* (Chemicals)	400	812
Sonic Automotive, Inc. - Class A (Specialty Retail)	125	2,310
Sonic Corp. (Hotels, Restaurants & Leisure)	175	6,153
Sonus Networks, Inc.* (Communications Equipment)	225	1,694
Sorrento Therapeutics, Inc.* (Biotechnology)	125	673
Sotheby’s - Class A (Diversified Consumer Services)	200	5,346
South Jersey Industries, Inc. (Gas Utilities)	225	6,401
South State Corp. (Banks)	75	4,817
Southside Bancshares, Inc. (Banks)	100	2,607
Southwest Gas Corp. (Gas Utilities)	150	9,878
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	100	11,794
SpartanNash Co. (Food & Staples Retailing)	125	3,789
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	275	1,749
STAAR Surgical Co.* (Health Care Equipment & Supplies)	175	1,293
STAG Industrial, Inc. (Real Estate Investment Trusts)	225	4,581
Stage Stores, Inc. (Specialty Retail)	125	1,008
State Bank Financial Corp. (Banks)	125	2,470
State National Cos., Inc. (Insurance)	150	1,890
Steelcase, Inc. - Class A (Commercial Services & Supplies)	275	4,103
Stein Mart, Inc. (Specialty Retail)	150	1,100
STERIS PLC (Health Care Equipment & Supplies)	175	12,433
Sterling Bancorp (Banks)	300	4,779
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	175	6,481
Stewart Information Services Corp. (Insurance)	75	2,721
Stifel Financial Corp.* (Capital Markets)	200	5,920
Stillwater Mining Co.* (Metals & Mining)	400	4,260
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	200	158
Stoneridge, Inc.* (Auto Components)	125	1,820
STORE Capital Corp. (Real Estate Investment Trusts)	125	3,235
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,536
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	100	1,093
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	300	3,591
Summit Materials, Inc.* - Class A (Construction Materials)	100	1,945
Sun Communities, Inc. (Real Estate Investment Trusts)	150	10,741
Sun Hydraulics Corp. (Machinery)	75	2,489
SunCoke Energy, Inc. (Metals & Mining)	225	1,463
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	650	9,099
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	4,260
Superior Industries International, Inc. (Auto Components)	100	2,208
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,906
SUPERVALU, Inc.* (Food & Staples Retailing)	825	4,752
Swift Transportation Co.* (Road & Rail)	275	5,123
Sykes Enterprises, Inc.* (IT Services)	125	3,773
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	9,967
Synchronoss Technologies, Inc.* (Software)	125	4,043
Synergy Pharmaceuticals, Inc.* (Biotechnology)	350	966
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	350	2,720
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	100	9,258
Synta Pharmaceuticals Corp.* (Biotechnology)	500	120
Syntel, Inc.* (IT Services)	100	4,993
Tailored Brands, Inc. (Specialty Retail)	150	2,685

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Take-Two Interactive Software, Inc.* (Software)	275	$10,358
TAL International Group, Inc. (Trading Companies & Distributors)	125	1,930
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	275	2,475
Talmer Bancorp, Inc. - Class A (Banks)	200	3,618
Tangoe, Inc.* (Software)	150	1,184
TASER International, Inc.* (Aerospace & Defense)	175	3,435
Taylor Morrison Home Corp.* - Class A (Household Durables)	125	1,765
Team Health Holdings, Inc.* (Health Care Providers & Services)	225	9,407
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	125	9,595
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	325	1,193
Teledyne Technologies, Inc.* (Aerospace & Defense)	100	8,813
Telenav, Inc.* (Software)	150	885
Teligent, Inc.* (Pharmaceuticals)	225	1,103
Tenneco, Inc.* (Auto Components)	175	9,013
Terreno Realty Corp. (Real Estate Investment Trusts)	150	3,518
TESARO, Inc.* (Biotechnology)	75	3,302
Tesco Corp. (Energy Equipment & Services)	175	1,507
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	175	5,425
Tetra Tech, Inc. (Commercial Services & Supplies)	200	5,963
TETRA Technologies, Inc.* (Energy Equipment & Services)	325	2,064
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	125	579
Texas Capital Bancshares, Inc.* (Banks)	150	5,757
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	225	9,805
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	75	1,113
TG Therapeutics, Inc.* (Biotechnology)	125	1,065
The Advisory Board Co.* (Professional Services)	125	4,031
The Andersons, Inc. (Food & Staples Retailing)	100	3,141
The Bancorp, Inc.* (Banks)	150	858
The Brink’s Co. (Commercial Services & Supplies)	150	5,039
The Buckle, Inc. (Specialty Retail)	100	3,387
The Cato Corp. - Class A (Specialty Retail)	100	3,855
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	150	7,963
The E.W. Scripps Co. - Class A (Media)	200	3,118
The Empire District Electric Co. (Electric Utilities)	150	4,958
The Ensign Group, Inc. (Health Care Providers & Services)	150	3,396
The Finish Line, Inc. - Class A (Specialty Retail)	150	3,165
The Fresh Market, Inc.* (Food & Staples Retailing)	150	4,280
The GEO Group, Inc. (Real Estate Investment Trusts)	225	7,801
The Greenbrier Cos., Inc. (Machinery)	100	2,764
The Hackett Group, Inc. (IT Services)	125	1,890
The KEYW Holding Corp.* (Aerospace & Defense)	150	996
The Laclede Group, Inc. (Gas Utilities)	125	8,469
The Medicines Co.* (Pharmaceuticals)	200	6,354
The New York Times Co. - Class A (Media)	450	5,607
The Rubicon Project, Inc.* (Software)	100	1,828
The Spectranetics Corp.* (Health Care Equipment & Supplies)	150	2,178
The St Joe Co.* (Real Estate Management & Development)	225	3,859
TherapeuticsMD, Inc.* (Pharmaceuticals)	450	2,880
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	2,350
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,195
Third Point Reinsurance, Ltd.* (Insurance)	275	3,127
Threshold Pharmaceuticals, Inc.* (Biotechnology)	325	150
Tidewater, Inc. (Energy Equipment & Services)	150	1,025
Tile Shop Holdings, Inc.* (Specialty Retail)	125	1,864
Time, Inc. (Media)	350	5,404
TimkenSteel Corp. (Metals & Mining)	125	1,138
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	175	998
Titan International, Inc. (Machinery)	175	942
TiVo, Inc.* (Software)	325	3,091
TowneBank (Banks)	175	3,358
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	200	150
TransEnterix, Inc.* (Health Care Equipment & Supplies)	300	1,275
Travelport Worldwide, Ltd. (IT Services)	350	4,781
Tredegar Corp. (Chemicals)	100	1,572
TreeHouse Foods, Inc.* (Food Products)	125	10,843
Trevena, Inc.* (Biotechnology)	175	1,447
Trex Co., Inc.* (Building Products)	100	4,793
TRI Pointe Group, Inc.* (Household Durables)	500	5,889
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	250	136
Tribune Publishing Co. (Media)	125	965
TriCo Bancshares (Banks)	100	2,532
TriMas Corp.* (Machinery)	150	2,628
TriNet Group, Inc.* (Professional Services)	150	2,153
Triple-S Management Corp.* (Health Care Providers & Services)	100	2,486
Tronox, Ltd. (Chemicals)	225	1,438
Trovagene, Inc.* (Biotechnology)	125	581
TrueBlue, Inc.* (Professional Services)	150	3,923
TrueCar, Inc.* (Internet Software & Services)	200	1,118
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,121
Trustmark Corp. (Banks)	225	5,182
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	225	1,496
Tuesday Morning Corp.* (Multiline Retail)	175	1,432
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	200	5,364

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tutor Perini Corp.* (Construction & Engineering)	125	$1,943
Tyler Technologies, Inc.* (Software)	100	12,860
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	175	3,975
Ubiquiti Networks, Inc.* (Communications Equipment)	100	3,327
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	175	938
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	475	237
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	100	6,330
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,184
UMB Financial Corp. (Banks)	125	6,454
UMH Properties, Inc. (Real Estate Investment Trusts)	125	1,240
Umpqua Holdings Corp. (Banks)	675	10,705
Unilife Corp.* (Health Care Equipment & Supplies)	600	408
Union Bankshares Corp. (Banks)	150	3,695
Unisys Corp.* (IT Services)	175	1,348
Unit Corp.* (Energy Equipment & Services)	175	1,542
United Bankshares, Inc. (Banks)	225	8,257
United Community Banks, Inc. (Banks)	175	3,232
United Community Financial Corp. (Thrifts & Mortgage Finance)	250	1,468
United Development Funding IV+ (Real Estate Investment Trust)	125	300
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,203
United Natural Foods, Inc.* (Food & Staples Retailing)	150	6,045
Universal American Corp. (Health Care Providers & Services)	200	1,428
Universal Corp. (Tobacco)	75	4,261
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	125	6,763
Universal Insurance Holdings, Inc. (Insurance)	125	2,225
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	625	468
Urban Edge Properties (Real Estate Investment Trusts)	275	7,106
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	100	2,095
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	100	13,369
Valley National Bancorp (Banks)	725	6,917
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	1,463
VASCO Data Security International, Inc.* (Software)	100	1,540
Vector Group, Ltd. (Tobacco)	250	5,710
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,435
Verastem, Inc.* (Biotechnology)	175	277
Verint Systems, Inc.* (Software)	175	5,842
Versartis, Inc.* (Biotechnology)	100	802
ViaSat, Inc.* (Communications Equipment)	125	9,184
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	500	261
Virgin America, Inc.* (Airlines)	100	3,856
VirnetX Holding Corp.* (Software)	275	1,262
Virtusa Corp.* (IT Services)	100	3,746
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	450	5,495
Vitamin Shoppe, Inc.* (Specialty Retail)	100	3,096
VIVUS, Inc.* (Pharmaceuticals)	550	770
Vocera Communications, Inc.* (Health Care Technology)	125	1,594
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	2,971
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	200	438
Wabash National Corp.* (Machinery)	250	3,300
WageWorks, Inc.* (Professional Services)	125	6,326
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	2,427
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	125	955
Washington Federal, Inc. (Thrifts & Mortgage Finance)	300	6,795
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	225	6,572
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	125	1,710
Watts Water Technologies, Inc. - Class A (Machinery)	100	5,513
Web.com Group, Inc.* (Internet Software & Services)	150	2,973
WebMD Health Corp.* (Internet Software & Services)	125	7,829
Webster Financial Corp. (Banks)	275	9,872
Weight Watchers International, Inc.* (Diversified Consumer Services)	200	2,906
WellCare Health Plans, Inc.* (Health Care Providers & Services)	125	11,593
Werner Enterprises, Inc. (Road & Rail)	150	4,074
WesBanco, Inc. (Banks)	125	3,714
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	225	3,238
West Corp. (Commercial Services & Supplies)	175	3,994
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	225	15,596
Westamerica Bancorp (Banks)	75	3,653
Western Alliance Bancorp* (Banks)	250	8,344
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	150	1,508
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	225	6,544
WGL Holdings, Inc. (Gas Utilities)	150	10,855
Whitestone REIT (Real Estate Investment Trusts)	100	1,257
Wilshire Bancorp, Inc. (Banks)	250	2,575
Windstream Holdings, Inc. (Diversified Telecommunication Services)	375	2,880
Winnebago Industries, Inc. (Automobiles)	100	2,245
Wintrust Financial Corp. (Banks)	150	6,651
WisdomTree Investments, Inc. (Capital Markets)	350	4,001
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	325	5,987
Woodward, Inc. (Machinery)	200	10,403

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
World Wrestling Entertainment, Inc. - Class A (Media)	125	$2,208
Worthington Industries, Inc. (Metals & Mining)	150	5,345
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	125	2,075
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	3,252
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	225	1,467
Xencor, Inc.* (Biotechnology)	100	1,342
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	350	5,467
XenoPort, Inc.* (Pharmaceuticals)	275	1,240
XO Group, Inc.* (Internet Software & Services)	125	2,006
XOMA Corp.* (Biotechnology)	400	309
XPO Logistics, Inc.* (Air Freight & Logistics)	225	6,907
Xura, Inc.* (Software)	100	1,967
Yadkin Financial Corp. (Banks)	100	2,367
YRC Worldwide, Inc.* (Road & Rail)	150	1,398
ZAGG, Inc.* (Household Durables)	150	1,352
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	175	4,753
Zendesk, Inc.* (Software)	175	3,663
ZIOPHARM Oncology, Inc.* (Biotechnology)	225	1,670
Zix Corp.* (Software)	450	1,769
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	100	3,899
Zogenix, Inc.* (Pharmaceuticals)	100	924
Zumiez, Inc.* (Specialty Retail)	200	3,984
TOTAL COMMON STOCKS (Cost $4,015,108)		4,551,820
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(c) (Biotechnology)	493	—
Dyax Corp. *+(d) (Biotechnology)	450	499
Leap Wireless International, Inc.*+^(e) (Wireless Telecommunication Services)	390	983
Trius Therapeutics, Inc.*+^(c) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		1,482
Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	95	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(f)(g)(56.9%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $6,148,040	$6,148,000	$6,148,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,148,000)		6,148,000

TOTAL INVESTMENT SECURITIES (Cost $10,164,091) - 99.0%		10,701,302
Net other assets (liabilities) - 1.0%		104,116

NET ASSETS - 100.0%		$10,805,418

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2016, these securities represented 0.016% of the net assets of the Fund.

*                           Non-income producing security

^                            The advisor has deemed these securities to be illiquid. As of March 31, 2016, these securities represented 0.009% of the net assets of the Fund.

(a)                   Number of shares is less than 0.50

(b)                   Amount is less than $0.50.

(c)                    Rights entitle the Fund to cash based on certain commercial sales milestones.

(d)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(e)                    Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(f)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $735,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/16	0.15%	$2,226,125	$69,384
Russell 2000 Index	UBS AG	4/27/16	0.25%	4,020,837	121,302
				$6,246,962	$190,686

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$59,478	0.6%
Air Freight & Logistics	26,036	0.2%
Airlines	15,613	0.1%
Auto Components	50,202	0.5%
Automobiles	2,245	NM
Banks	396,615	3.7%
Beverages	564	NM
Biotechnology	197,472	1.8%
Building Products	43,786	0.4%
Capital Markets	48,519	0.4%
Chemicals	77,239	0.6%
Commercial Services & Supplies	101,362	0.9%
Communications Equipment	82,555	0.8%
Construction & Engineering	41,571	0.4%
Construction Materials	6,905	0.1%
Consumer Finance	23,150	0.2%
Containers & Packaging	17,214	0.2%
Distributors	17,085	0.2%
Diversified Consumer Services	49,837	0.5%
Diversified Financial Services	22,686	0.2%
Diversified Telecommunication Services	35,662	0.3%
Electric Utilities	68,490	0.6%
Electrical Equipment	33,128	0.3%
Electronic Equipment, Instruments & Components	141,607	1.3%
Energy Equipment & Services	39,966	0.4%
Food & Staples Retailing	37,791	0.3%
Food Products	65,637	0.6%
Gas Utilities	76,656	0.8%
Health Care Equipment & Supplies	160,168	1.5%
Health Care Providers & Services	116,394	1.1%
Health Care Technology	21,616	0.2%
Hotels, Restaurants & Leisure	144,459	1.3%
Household Durables	51,289	0.5%
Household Products	6,682	0.1%
Independent Power and Renewable Electricity Producers	23,852	0.2%
Industrial Conglomerates	2,003	NM
Insurance	96,027	0.9%
Internet & Catalog Retail	19,495	0.2%
Internet Software & Services	103,075	1.0%
IT Services	137,385	1.3%
Leisure Products	11,597	0.1%
Life Sciences Tools & Services	30,224	0.3%
Machinery	122,585	1.2%
Marine	7,242	0.1%
Media	80,931	0.7%
Metals & Mining	40,792	0.4%
Multiline Retail	11,594	0.1%
Multi-Utilities	26,438	0.2%
Oil, Gas & Consumable Fuels	82,951	0.7%
Paper & Forest Products	20,360	0.2%
Personal Products	1,024	NM
Pharmaceuticals	78,754	0.7%
Professional Services	63,225	0.6%
Real Estate Investment Trusts	487,160	4.4%
Real Estate Management & Development	17,887	0.2%
Road & Rail	28,212	0.3%
Semiconductors & Semiconductor Equipment	180,596	1.7%
Software	225,447	2.0%
Specialty Retail	145,902	1.3%
Technology Hardware, Storage & Peripherals	32,092	0.3%
Textiles, Apparel & Luxury Goods	40,436	0.4%
Thrifts & Mortgage Finance	93,770	0.9%
Tobacco	9,971	0.1%
Trading Companies & Distributors	32,078	0.3%
Transportation Infrastructure	3,238	NM
Water Utilities	9,596	0.1%
Wireless Telecommunication Services	7,684	0.1%
Other**	6,252,116	57.9%
Total	$10,805,418	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(81.5%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $400,003	$400,000	$400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $400,000)		400,000

TOTAL INVESTMENT SECURITIES
(Cost $400,000) - 81.5%		400,000
Net other assets (liabilities) - 18.5%		90,547

NET ASSETS - 100.0%		$490,547

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $137,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/16	0.55%	$200,379	$1,194
Dow Jones Industrial Average	UBS AG	4/27/16	0.75%	288,968	33,189
				$489,347	$34,383

^	Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (52.6%)
Activision Blizzard, Inc. (Software)	4,500	$152,280
Adobe Systems, Inc.* (Software)	3,060	287,028
Akamai Technologies, Inc.* (Internet Software & Services)	1,080	60,016
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	192,124
Alphabet, Inc.* - Class A (Internet Software & Services)	1,800	1,373,220
Alphabet, Inc.* - Class C (Internet Software & Services)	2,130	1,586,744
Amazon.com, Inc.* (Internet & Catalog Retail)	2,880	1,709,682
American Airlines Group, Inc. (Airlines)	3,690	151,327
Amgen, Inc. (Biotechnology)	4,620	692,677
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,890	111,869
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,020	3,707,839
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,930	146,777
Autodesk, Inc.* (Software)	1,380	80,468
Automatic Data Processing, Inc. (IT Services)	2,820	252,982
Baidu, Inc.*ADR (Internet Software & Services)	1,650	314,952
Bed Bath & Beyond, Inc.* (Specialty Retail)	990	49,144
Biogen, Inc.* (Biotechnology)	1,350	351,432
BioMarin Pharmaceutical, Inc.* (Biotechnology)	990	81,655
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,710	264,195
CA, Inc. (Software)	2,550	78,515
Celgene Corp.* (Biotechnology)	4,800	480,432
Cerner Corp.* (Health Care Technology)	2,100	111,216
Charter Communications, Inc.* - Class A (Media)	690	139,677
Check Point Software Technologies, Ltd.* (Software)	1,110	97,092
Cisco Systems, Inc. (Communications Equipment)	30,870	878,869
Citrix Systems, Inc.* (Software)	930	73,079
Cognizant Technology Solutions Corp.* (IT Services)	3,750	235,125
Comcast Corp. - Class A (Media)	14,910	910,703
Costco Wholesale Corp. (Food & Staples Retailing)	2,700	425,466
CSX Corp. (Road & Rail)	5,910	152,183
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	2,100	92,946
Discovery Communications, Inc.* - Class A (Media)	930	26,626
Discovery Communications, Inc.* - Class C (Media)	1,560	42,120
DISH Network Corp.* - Class A (Media)	1,380	63,839
Dollar Tree, Inc.* (Multiline Retail)	1,440	118,742
eBay, Inc.* (Internet Software & Services)	7,230	172,508
Electronic Arts, Inc.* (Software)	1,890	124,948
Endo International PLC* (Pharmaceuticals)	1,350	38,003
Expedia, Inc. (Internet & Catalog Retail)	840	90,569
Express Scripts Holding Co.* (Health Care Providers & Services)	4,110	282,316
Facebook, Inc.* - Class A (Internet Software & Services)	14,070	1,605,387
Fastenal Co. (Trading Companies & Distributors)	1,770	86,730
Fiserv, Inc.* (IT Services)	1,380	141,560
Gilead Sciences, Inc. (Biotechnology)	8,370	768,867
Henry Schein, Inc.* (Health Care Providers & Services)	510	88,041
Illumina, Inc.* (Life Sciences Tools & Services)	900	145,899
Incyte Corp.* (Biotechnology)	1,140	82,616
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,980	937,503
Intuit, Inc. (Software)	1,590	165,376
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	144,252
JD.com, Inc.*ADR (Internet & Catalog Retail)	5,340	141,510
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	960	79,296
Liberty Global PLC* - Class A (Media)	1,560	60,060
Liberty Global PLC* - Class C (Media)	3,570	134,089
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,820	71,205
Liberty Media Corp.* (Media)	630	24,337
Liberty Media Corp.* - Class C (Media)	1,380	52,564
Liberty Ventures* (Internet & Catalog Retail)	840	32,861
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,470	65,503
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,560	111,041
Mattel, Inc. (Leisure Products)	2,100	70,602
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,770	65,101
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,360	66,589
Microsoft Corp. (Software)	48,510	2,679,207
Mondelez International, Inc. - Class A (Food Products)	9,630	386,356
Monster Beverage Corp.* (Beverages)	1,230	164,057
Mylan N.V.* (Pharmaceuticals)	3,000	139,050
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,800	49,122
Netease.com, Inc.ADR (Internet Software & Services)	450	64,611
Netflix, Inc.* (Internet & Catalog Retail)	2,640	269,887
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,380	76,300
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,300	117,579
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,130	172,679
O’Reilly Automotive, Inc.* (Specialty Retail)	600	164,195
PACCAR, Inc. (Machinery)	2,160	118,130
Paychex, Inc. (IT Services)	2,220	119,902
PayPal Holdings, Inc.* (IT Services)	7,500	289,501

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	9,180	$469,465
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	227,077
Ross Stores, Inc. (Specialty Retail)	2,490	144,171
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	780	78,133
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,830	63,044
Sirius XM Holdings, Inc.* (Media)	31,260	123,477
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,170	91,143
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,060	540,882
Stericycle, Inc.* (Commercial Services & Supplies)	510	64,357
Symantec Corp. (Software)	3,990	73,336
Tesla Motors, Inc.* (Automobiles)	810	186,114
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,180	354,856
The Kraft Heinz Co. (Food Products)	7,440	584,486
The Priceline Group, Inc.* (Internet & Catalog Retail)	300	386,688
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,010	191,882
Tractor Supply Co. (Specialty Retail)	810	73,273
TripAdvisor, Inc.* (Internet & Catalog Retail)	810	53,865
Twenty-First Century Fox, Inc. - Class A (Media)	6,870	191,536
Twenty-First Century Fox, Inc. - Class B (Media)	4,890	137,898
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	75,559
Verisk Analytics, Inc.* - Class A (Professional Services)	1,020	81,518
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,500	119,235
Viacom, Inc. - Class B (Media)	2,130	87,926
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,370	75,959
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,630	558,511
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,440	68,026
Whole Foods Market, Inc. (Food & Staples Retailing)	1,980	61,598
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,560	73,991
Yahoo!, Inc.* (Internet Software & Services)	5,820	214,234

TOTAL COMMON STOCKS
(Cost $11,316,494)		31,605,190

	Principal Amount	Value
Repurchase Agreements(a)(b)(45.9%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $27,606,182	$27,606,000	$27,606,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,606,000)		27,606,000

TOTAL INVESTMENT SECURITIES (Cost $38,922,494) - 98.5%		59,211,190
Net other assets (liabilities) - 1.5%		895,207

NET ASSETS - 100.0%		$60,106,397

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $2,012,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	142	6/20/16	$12,710,420	$538,908

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/16	0.60%	$8,233,737	$157,388
NASDAQ-100 Index	UBS AG	4/27/16	0.70%	7,576,194	199,439
				$15,809,931	$356,827

^	Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Airlines	$151,327	0.3%
Automobiles	186,114	0.3%
Beverages	164,057	0.3%
Biotechnology	2,996,115	5.1%
Commercial Services & Supplies	64,357	0.1%
Communications Equipment	878,869	1.5%
Diversified Telecommunication Services	78,133	0.1%
Food & Staples Retailing	1,045,575	1.7%
Food Products	970,842	1.6%
Health Care Equipment & Supplies	144,252	0.2%
Health Care Providers & Services	370,357	0.6%
Health Care Technology	111,216	0.2%
Hotels, Restaurants & Leisure	728,223	1.2%
Internet & Catalog Retail	2,849,213	4.8%
Internet Software & Services	5,391,672	9.0%
IT Services	1,039,070	1.7%
Leisure Products	70,602	0.1%
Life Sciences Tools & Services	145,899	0.2%
Machinery	118,130	0.2%
Media	1,994,852	3.3%
Multiline Retail	118,742	0.2%
Pharmaceuticals	177,053	0.3%
Professional Services	81,518	0.1%
Road & Rail	152,183	0.3%
Semiconductors & Semiconductor Equipment	3,016,546	5.0%
Software	3,811,329	6.3%
Specialty Retail	506,342	0.8%
Technology Hardware, Storage & Peripherals	3,888,031	6.5%
Trading Companies & Distributors	86,730	0.1%
Wireless Telecommunication Services	267,841	0.5%
Other**	28,501,207	47.4%
Total	$60,106,397	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Industrial Conglomerates)	616	$102,644
Abbott Laboratories (Health Care Equipment & Supplies)	2,024	84,664
AbbVie, Inc. (Biotechnology)	1,672	95,505
Affiliated Managers Group, Inc.* (Capital Markets)	88	14,291
Aflac, Inc. (Insurance)	968	61,120
Agilent Technologies, Inc. (Life Sciences Tools & Services)	528	21,041
AGL Resources, Inc. (Gas Utilities)	88	5,732
Air Products & Chemicals, Inc. (Chemicals)	264	38,029
Alcoa, Inc. (Metals & Mining)	3,080	29,506
Ameren Corp. (Multi-Utilities)	616	30,862
American Airlines Group, Inc. (Airlines)	1,408	57,742
American Electric Power Co., Inc. (Electric Utilities)	1,144	75,962
American Express Co. (Consumer Finance)	1,936	118,870
American International Group, Inc. (Insurance)	2,728	147,448
American Water Works Co., Inc. (Water Utilities)	176	12,132
Ameriprise Financial, Inc. (Capital Markets)	176	16,546
Amgen, Inc. (Biotechnology)	528	79,163
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	704	32,785
Anthem, Inc. (Health Care Providers & Services)	616	85,618
Aon PLC (Insurance)	264	27,575
Apache Corp. (Oil, Gas & Consumable Fuels)	528	25,772
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	176	7,360
Archer-Daniels-Midland Co. (Food Products)	1,408	51,124
Assurant, Inc. (Insurance)	88	6,789
AT&T, Inc. (Diversified Telecommunication Services)	14,520	568,748
Autodesk, Inc.* (Software)	176	10,263
Automatic Data Processing, Inc. (IT Services)	440	39,472
AutoNation, Inc.* (Specialty Retail)	176	8,216
Baker Hughes, Inc. (Energy Equipment & Services)	1,056	46,284
Ball Corp. (Containers & Packaging)	176	12,547
Bank of America Corp. (Banks)	24,376	329,564
Baxalta, Inc. (Biotechnology)	528	21,331
Baxter International, Inc. (Health Care Equipment & Supplies)	1,320	54,226
BB&T Corp. (Banks)	1,848	61,483
Bed Bath & Beyond, Inc.* (Specialty Retail)	352	17,473
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,400	624,272
Best Buy Co., Inc. (Specialty Retail)	704	22,837
BlackRock, Inc. (Capital Markets)	88	29,970
BorgWarner, Inc. (Auto Components)	528	20,275
Boston Properties, Inc. (Real Estate Investment Trusts)	88	11,183
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,584	101,186
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	176	13,064
CA, Inc. (Software)	704	21,676
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	616	13,989
California Resources Corp. (Oil, Gas & Consumable Fuels)	90	93
Capital One Financial Corp. (Consumer Finance)	1,232	85,390
Cardinal Health, Inc. (Health Care Providers & Services)	792	64,904
CarMax, Inc.* (Specialty Retail)	176	8,994
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,056	55,725
Caterpillar, Inc. (Machinery)	1,408	107,769
CBS Corp. - Class B (Media)	440	24,240
CenterPoint Energy, Inc. (Multi-Utilities)	1,056	22,092
CenturyLink, Inc. (Diversified Telecommunication Services)	1,320	42,187
CF Industries Holdings, Inc. (Chemicals)	528	16,548
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,232	5,076
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,400	419,760
Chubb, Ltd. (Insurance)	1,056	125,822
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	88	8,560
Cincinnati Financial Corp. (Insurance)	176	11,503
Cisco Systems, Inc. (Communications Equipment)	7,040	200,428
Citigroup, Inc. (Banks)	6,952	290,246
Citizens Financial Group, Inc. (Banks)	968	20,280
CME Group, Inc. (Diversified Financial Services)	352	33,810
CMS Energy Corp. (Multi-Utilities)	616	26,143
Coach, Inc. (Textiles, Apparel & Luxury Goods)	616	24,694
Coca-Cola Enterprises, Inc. (Beverages)	176	8,930
Colgate-Palmolive Co. (Household Products)	968	68,389
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	968	24,297
Comcast Corp. - Class A (Media)	2,112	129,001
Comerica, Inc. (Banks)	440	16,663
ConAgra Foods, Inc. (Food Products)	440	19,633
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	88	8,892
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,904	116,944
Consolidated Edison, Inc. (Multi-Utilities)	704	53,940
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,640	55,150
Costco Wholesale Corp. (Food & Staples Retailing)	616	97,069
CSRA, Inc. (IT Services)	176	4,734
CSX Corp. (Road & Rail)	2,288	58,916
Cummins, Inc. (Machinery)	352	38,699

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
CVS Health Corp. (Food & Staples Retailing)	1,408		$146,052
Danaher Corp. (Industrial Conglomerates)	440		41,738
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	264		17,503
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	88		6,457
Deere & Co. (Machinery)	704		54,201
Delta Air Lines, Inc. (Airlines)	1,848		89,961
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	264		16,270
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	616		16,903
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	176		3,824
Discover Financial Services (Consumer Finance)	968		49,291
Dollar General Corp. (Multiline Retail)	352		30,131
Dominion Resources, Inc. (Multi-Utilities)	792		59,495
Dover Corp. (Machinery)	352		22,644
DTE Energy Co. (Multi-Utilities)	440		39,890
Duke Energy Corp. (Electric Utilities)	1,584		127,798
E.I. du Pont de Nemours & Co. (Chemicals)	1,144		72,438
Eastman Chemical Co. (Chemicals)	352		25,425
Eaton Corp. PLC (Electrical Equipment)	1,056		66,063
Edison International (Electric Utilities)	792		56,937
Eli Lilly & Co. (Pharmaceuticals)	880		63,369
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,576		121,950
Emerson Electric Co. (Electrical Equipment)	1,496		81,353
Endo International PLC* (Pharmaceuticals)	352		9,909
Entergy Corp. (Electric Utilities)	440		34,883
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	616		44,709
EQT Corp. (Oil, Gas & Consumable Fuels)	352		23,676
Eversource Energy (Electric Utilities)	792		46,205
Exelon Corp. (Electric Utilities)	2,200		78,892
Expeditors International of Washington, Inc. (Air Freight & Logistics)	176		8,591
Express Scripts Holding Co.* (Health Care Providers & Services)	1,584		108,805
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,768		816,507
F5 Networks, Inc.* (Communications Equipment)	88		9,315
Fastenal Co. (Trading Companies & Distributors)	264		12,936
Federal Realty Investment Trust (Real Estate Investment Trusts)	88		13,732
FedEx Corp. (Air Freight & Logistics)	616		100,236
Fidelity National Information Services, Inc. (IT Services)	264		16,714
Fifth Third Bancorp (Banks)	1,848		30,843
First Horizon National Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	176		12,051
FirstEnergy Corp. (Electric Utilities)	968		34,819
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	176		5,799
Flowserve Corp. (Machinery)	264		11,724
Fluor Corp. (Construction & Engineering)	352		18,903
FMC Corp. (Chemicals)	352		14,210
FMC Technologies, Inc.* (Energy Equipment & Services)	528		14,446
Ford Motor Co. (Automobiles)	9,240		124,740
Franklin Resources, Inc. (Capital Markets)	880		34,364
Freeport-McMoRan, Inc. (Metals & Mining)	2,992		30,937
Frontier Communications Corp. (Diversified Telecommunication Services)	2,728		15,250
GameStop Corp. - Class A (Specialty Retail)	264		8,377
Garmin, Ltd. (Household Durables)	264		10,549
General Dynamics Corp. (Aerospace & Defense)	352		46,242
General Electric Co. (Industrial Conglomerates)	9,944		316,120
General Growth Properties, Inc. (Real Estate Investment Trusts)	528		15,697
General Mills, Inc. (Food Products)	528		33,449
General Motors Co. (Automobiles)	3,344		105,102
Genuine Parts Co. (Distributors)	352		34,975
H & R Block, Inc. (Diversified Consumer Services)	176		4,650
Halliburton Co. (Energy Equipment & Services)	2,024		72,297
Harley-Davidson, Inc. (Automobiles)	440		22,585
Harman International Industries, Inc. (Household Durables)	88		7,836
Harris Corp. (Communications Equipment)	88		6,852
Hartford Financial Services Group, Inc. (Insurance)	968		44,605
HCA Holdings, Inc.* (Health Care Providers & Services)	440		34,342
HCP, Inc. (Real Estate Investment Trusts)	1,056		34,404
Helmerich & Payne, Inc. (Energy Equipment & Services)	264		15,502
Henry Schein, Inc.* (Health Care Providers & Services)	88		15,191
Hess Corp. (Oil, Gas & Consumable Fuels)	616		32,432
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,760		31,205
Honeywell International, Inc. (Aerospace & Defense)	880		98,604
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	880		14,696
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,048		49,871
Humana, Inc. (Health Care Providers & Services)	176		32,199
Huntington Bancshares, Inc. (Banks)	968		9,235
Illinois Tool Works, Inc. (Machinery)	352		36,059
Ingersoll-Rand PLC (Machinery)	616		38,198
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,600		213,509
International Business Machines Corp. (IT Services)	1,232		186,587
International Paper Co. (Containers & Packaging)	968		39,727
Invesco, Ltd. (Capital Markets)	968		29,785
Iron Mountain, Inc. (Real Estate Investment Trusts)	264		8,952
J.B. Hunt Transport Services, Inc. (Road & Rail)	88		7,413
Jacobs Engineering Group, Inc.* (Construction & Engineering)	264		11,497
Johnson & Johnson (Pharmaceuticals)	3,344		361,821
Johnson Controls, Inc. (Auto Components)	1,496		58,299
JPMorgan Chase & Co. (Banks)	8,624		510,713

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kansas City Southern (Road & Rail)	264	$22,559
Kellogg Co. (Food Products)	264	20,209
KeyCorp (Banks)	1,936	21,373
Kimberly-Clark Corp. (Household Products)	352	47,348
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,312	77,012
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	176	12,815
Kohl’s Corp. (Multiline Retail)	440	20,508
L-3 Communications Holdings, Inc. (Aerospace & Defense)	176	20,856
Legg Mason, Inc. (Capital Markets)	264	9,156
Leggett & Platt, Inc. (Household Durables)	88	4,259
Leucadia National Corp. (Diversified Financial Services)	792	12,807
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	440	23,254
Lincoln National Corp. (Insurance)	528	20,698
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	264	11,764
Lockheed Martin Corp. (Aerospace & Defense)	264	58,476
Loews Corp. (Insurance)	616	23,568
LyondellBasell Industries N.V. - Class A (Chemicals)	352	30,124
M&T Bank Corp. (Banks)	352	39,072
Macy’s, Inc. (Multiline Retail)	704	31,040
Mallinckrodt PLC* (Pharmaceuticals)	264	16,178
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,024	22,547
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,232	45,806
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	176	12,550
Marsh & McLennan Cos., Inc. (Insurance)	616	37,447
Mattel, Inc. (Leisure Products)	792	26,627
McCormick & Co., Inc. (Food Products)	88	8,754
McDonald’s Corp. (Hotels, Restaurants & Leisure)	704	88,479
McKesson Corp. (Health Care Providers & Services)	528	83,028
Mead Johnson Nutrition Co. - Class A (Food Products)	176	14,955
Medtronic PLC (Health Care Equipment & Supplies)	1,496	112,199
Merck & Co., Inc. (Pharmaceuticals)	6,512	344,550
MetLife, Inc. (Insurance)	2,552	112,135
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	176	10,025
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,232	12,899
Molson Coors Brewing Co. - Class B (Beverages)	176	16,928
Monsanto Co. (Chemicals)	528	46,327
Morgan Stanley (Capital Markets)	1,936	48,419
Motorola Solutions, Inc. (Communications Equipment)	176	13,323
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	352	8,867
Mylan N.V.* (Pharmaceuticals)	528	24,473
National Oilwell Varco, Inc. (Energy Equipment & Services)	880	27,368
Navient Corp. (Consumer Finance)	792	9,480
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	704	19,212
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	176	5,852
Newmont Mining Corp. (Metals & Mining)	1,232	32,747
News Corp. - Class A (Media)	880	11,238
News Corp. - Class B (Media)	264	3,498
NextEra Energy, Inc. (Electric Utilities)	1,056	124,967
Nielsen Holdings PLC (Professional Services)	264	13,902
NiSource, Inc. (Multi-Utilities)	792	18,660
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	968	30,405
Nordstrom, Inc. (Multiline Retail)	264	15,103
Norfolk Southern Corp. (Road & Rail)	704	58,608
Northern Trust Corp. (Capital Markets)	176	11,470
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	704	9,159
Nucor Corp. (Metals & Mining)	792	37,462
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,056	72,262
Omnicom Group, Inc. (Media)	264	21,973
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	528	15,766
Oracle Corp. (Software)	3,696	151,204
Owens-Illinois, Inc.* (Containers & Packaging)	352	5,618
PACCAR, Inc. (Machinery)	792	43,314
Parker-Hannifin Corp. (Machinery)	352	39,100
Patterson Cos., Inc. (Health Care Providers & Services)	88	4,095
Pentair PLC (Machinery)	176	9,550
People’s United Financial, Inc. (Banks)	704	11,215
PepsiCo, Inc. (Beverages)	1,496	153,310
Perrigo Co. PLC (Pharmaceuticals)	176	22,516
Pfizer, Inc. (Pharmaceuticals)	6,864	203,449
PG&E Corp. (Electric Utilities)	1,144	68,320
Philip Morris International, Inc. (Tobacco)	1,672	164,040
Phillips 66 (Oil, Gas & Consumable Fuels)	1,144	99,059
Pinnacle West Capital Corp. (Electric Utilities)	264	19,818
Pitney Bowes, Inc. (Commercial Services & Supplies)	440	9,478
PNC Financial Services Group, Inc. (Banks)	1,144	96,748
PPG Industries, Inc. (Chemicals)	264	29,433
PPL Corp. (Electric Utilities)	1,584	60,303
Praxair, Inc. (Chemicals)	352	40,286
Principal Financial Group, Inc. (Insurance)	616	24,301
Prudential Financial, Inc. (Insurance)	1,056	76,264
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,232	58,076
PulteGroup, Inc. (Household Durables)	792	14,818
PVH Corp. (Textiles, Apparel & Luxury Goods)	176	17,435
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,520	180,013
Quanta Services, Inc.* (Construction & Engineering)	352	7,941
Quest Diagnostics, Inc. (Health Care Providers & Services)	352	25,150
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	176	16,942
Range Resources Corp. (Oil, Gas & Consumable Fuels)	440	14,247
Raytheon Co. (Aerospace & Defense)	352	43,166

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Realty Income Corp. (Real Estate Investment Trusts)	176	$11,002
Regions Financial Corp. (Banks)	3,080	24,178
Republic Services, Inc. (Commercial Services & Supplies)	264	12,580
Robert Half International, Inc. (Professional Services)	176	8,198
Rockwell Automation, Inc. (Electrical Equipment)	176	20,020
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	176	14,458
Ryder System, Inc. (Road & Rail)	88	5,701
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	264	20,085
SCANA Corp. (Multi-Utilities)	352	24,693
Schlumberger, Ltd. (Energy Equipment & Services)	2,992	220,661
Scripps Networks Interactive, Inc. - Class A (Media)	88	5,764
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	704	24,253
Sealed Air Corp. (Containers & Packaging)	176	8,450
Sempra Energy (Multi-Utilities)	528	54,938
Simon Property Group, Inc. (Real Estate Investment Trusts)	264	54,831
SL Green Realty Corp. (Real Estate Investment Trusts)	176	17,051
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	880	7,102
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,584	48,470
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	352	19,360
Staples, Inc. (Specialty Retail)	1,496	16,501
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	176	14,684
State Street Corp. (Capital Markets)	968	56,647
Stryker Corp. (Health Care Equipment & Supplies)	264	28,325
SunTrust Banks, Inc. (Banks)	1,232	44,451
Symantec Corp. (Software)	1,496	27,496
Synchrony Financial* (Consumer Finance)	1,144	32,787
Sysco Corp. (Food & Staples Retailing)	1,232	57,571
T. Rowe Price Group, Inc. (Capital Markets)	176	12,929
Target Corp. (Multiline Retail)	1,408	115,851
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	528	32,694
TECO Energy, Inc. (Multi-Utilities)	264	7,268
TEGNA, Inc. (Media)	264	6,193
Tenet Healthcare Corp.* (Health Care Providers & Services)	264	7,638
Teradata Corp.* (IT Services)	176	4,618
Tesoro Corp. (Oil, Gas & Consumable Fuels)	176	15,138
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	880	50,530
Textron, Inc. (Aerospace & Defense)	616	22,459
The ADT Corp. (Commercial Services & Supplies)	176	7,262
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,584	18,691
The Allstate Corp. (Insurance)	880	59,286
The Bank of New York Mellon Corp. (Capital Markets)	2,552	93,990
The Coca-Cola Co. (Beverages)	4,400	204,116
The Dow Chemical Co. (Chemicals)	2,640	134,271
The Gap, Inc. (Specialty Retail)	528	15,523
The Goldman Sachs Group, Inc. (Capital Markets)	968	151,957
The Goodyear Tire & Rubber Co. (Auto Components)	352	11,609
The Hershey Co. (Food Products)	176	16,208
The Interpublic Group of Cos., Inc. (Media)	352	8,078
The JM Smucker Co. - Class A (Food Products)	88	11,426
The Kraft Heinz Co. (Food Products)	1,408	110,612
The Kroger Co. (Food & Staples Retailing)	1,232	47,124
The Macerich Co. (Real Estate Investment Trusts)	176	13,946
The Mosaic Co. (Chemicals)	792	21,384
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	88	5,841
The Procter & Gamble Co. (Household Products)	6,248	514,273
The Progressive Corp. (Insurance)	704	24,739
The Southern Co. (Electric Utilities)	2,112	109,254
The Travelers Cos., Inc. (Insurance)	704	82,164
The Western Union Co. (IT Services)	528	10,185
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,056	16,970
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	352	49,839
Tiffany & Co. (Specialty Retail)	264	19,372
Time Warner, Inc. (Media)	1,848	134,072
Torchmark Corp. (Insurance)	88	4,766
Transocean, Ltd. (Energy Equipment & Services)	792	7,239
Twenty-First Century Fox, Inc. - Class A (Media)	1,232	34,348
Twenty-First Century Fox, Inc. - Class B (Media)	440	12,408
Tyco International PLC (Commercial Services & Supplies)	528	19,383
Tyson Foods, Inc. - Class A (Food Products)	704	46,929
U.S. Bancorp (Banks)	3,872	157,164
Union Pacific Corp. (Road & Rail)	1,232	98,005
United Continental Holdings, Inc.* (Airlines)	880	52,677
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	792	83,532
United Rentals, Inc.* (Trading Companies & Distributors)	88	5,473
United Technologies Corp. (Aerospace & Defense)	1,848	184,984
UnitedHealth Group, Inc. (Health Care Providers & Services)	968	124,776
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	88	10,975
Unum Group (Insurance)	528	16,326
Urban Outfitters, Inc.* (Specialty Retail)	176	5,824
V.F. Corp. (Textiles, Apparel & Luxury Goods)	352	22,796
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,144	73,376
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	88	7,042
Ventas, Inc. (Real Estate Investment Trusts)	440	27,702

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,808	$314,097
Vertex Pharmaceuticals, Inc.* (Biotechnology)	264	20,985
Viacom, Inc. - Class B (Media)	792	32,694
Vornado Realty Trust (Real Estate Investment Trusts)	176	16,620
W.W. Grainger, Inc. (Trading Companies & Distributors)	88	20,542
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	880	74,131
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,696	253,139
Waste Management, Inc. (Commercial Services & Supplies)	440	25,959
WEC Energy Group, Inc. (Multi-Utilities)	704	42,289
Wells Fargo & Co. (Banks)	10,912	527,705
Welltower, Inc. (Real Estate Investment Trusts)	352	24,408
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	528	24,943
WestRock Co. (Containers & Packaging)	616	24,042
Weyerhaeuser Co. (Real Estate Investment Trusts)	968	29,989
Whirlpool Corp. (Household Durables)	176	31,740
Whole Foods Market, Inc. (Food & Staples Retailing)	792	24,639
Willis Towers Watson PLC (Insurance)	88	10,442
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	88	8,222
Xcel Energy, Inc. (Electric Utilities)	1,232	51,522
Xerox Corp. (IT Services)	2,288	25,534
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	264	12,522
Xylem, Inc. (Machinery)	264	10,798
Yahoo!, Inc.* (Internet Software & Services)	2,024	74,503
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	440	36,014
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	264	28,150
Zions Bancorp (Banks)	440	10,652
Zoetis, Inc. (Pharmaceuticals)	352	15,604
TOTAL COMMON STOCKS
(Cost $15,574,183)		20,711,464

TOTAL INVESTMENT SECURITIES
(Cost $15,574,183) - 99.8%		20,711,464
Net other assets (liabilities) - 0.2%		47,752

NET ASSETS - 100.0%		$20,759,216

*	Non-income producing security
(a)	Number of shares is less than 0.50

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$474,787	2.2%
Air Freight & Logistics	205,423	1.0%
Airlines	200,380	1.0%
Auto Components	90,183	0.4%
Automobiles	252,427	1.3%
Banks	2,201,591	10.6%
Beverages	383,284	1.8%
Biotechnology	216,984	1.0%
Capital Markets	509,524	2.5%
Chemicals	468,475	2.3%
Commercial Services & Supplies	74,662	0.4%
Communications Equipment	229,918	1.1%
Construction & Engineering	38,341	0.2%
Consumer Finance	295,818	1.4%
Containers & Packaging	90,384	0.4%
Distributors	34,975	0.2%
Diversified Consumer Services	4,650	NM
Diversified Financial Services	676,730	3.3%
Diversified Telecommunication Services	963,536	4.6%
Electric Utilities	889,680	4.3%
Electrical Equipment	167,436	0.8%
Electronic Equipment, Instruments & Components	93,643	0.5%
Energy Equipment & Services	407,621	2.0%
Food & Staples Retailing	699,725	3.4%
Food Products	333,299	1.6%
Gas Utilities	5,732	NM
Health Care Equipment & Supplies	350,236	1.7%
Health Care Providers & Services	603,178	2.9%
Hotels, Restaurants & Leisure	247,635	1.2%
Household Durables	69,202	0.3%
Household Products	630,010	3.0%
Independent Power and Renewable Electricity Producers	27,850	0.1%
Industrial Conglomerates	460,502	2.2%
Insurance	916,998	4.4%
Internet Software & Services	74,503	0.4%
IT Services	287,844	1.4%
Leisure Products	26,627	0.1%
Life Sciences Tools & Services	70,880	0.3%
Machinery	412,056	2.0%
Media	423,507	2.1%
Metals & Mining	130,652	0.6%
Multiline Retail	212,633	1.0%
Multi-Utilities	438,346	2.1%
Oil, Gas & Consumable Fuels	2,143,274	10.3%
Pharmaceuticals	1,163,055	5.7%
Professional Services	22,100	0.1%
Real Estate Investment Trusts	301,573	1.5%
Road & Rail	251,202	1.2%
Semiconductors & Semiconductor Equipment	506,103	2.4%
Software	210,639	1.0%
Specialty Retail	123,117	0.6%
Technology Hardware, Storage & Peripherals	291,519	1.4%
Textiles, Apparel & Luxury Goods	91,892	0.4%
Tobacco	164,040	0.8%
Trading Companies & Distributors	38,951	0.2%
Water Utilities	12,132	0.1%
Other**	47,752	0.2%
Total	$20,759,216	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.9%)
3M Co. (Industrial Conglomerates)	1,212	$201,956
Abbott Laboratories (Health Care Equipment & Supplies)	2,121	88,721
AbbVie, Inc. (Biotechnology)	3,030	173,074
Accenture PLC - Class A (IT Services)	2,121	244,763
Activision Blizzard, Inc. (Software)	1,717	58,103
Adobe Systems, Inc.* (Software)	1,717	161,055
Advance Auto Parts, Inc. (Specialty Retail)	303	48,583
Aetna, Inc. (Health Care Providers & Services)	1,212	136,169
Affiliated Managers Group, Inc.* (Capital Markets)	101	16,402
Agilent Technologies, Inc. (Life Sciences Tools & Services)	404	16,099
AGL Resources, Inc. (Gas Utilities)	202	13,158
Air Products & Chemicals, Inc. (Chemicals)	303	43,647
Airgas, Inc. (Chemicals)	202	28,611
Akamai Technologies, Inc.* (Internet Software & Services)	606	33,675
Alexion Pharmaceuticals, Inc.* (Biotechnology)	808	112,490
Allegion PLC (Building Products)	303	19,304
Allergan PLC* (Pharmaceuticals)	1,313	351,924
Alliance Data Systems Corp.* (IT Services)	202	44,440
Alphabet, Inc.* - Class A (Internet Software & Services)	1,010	770,529
Alphabet, Inc.* - Class C (Internet Software & Services)	1,010	752,400
Altria Group, Inc. (Tobacco)	6,767	424,020
Amazon.com, Inc.* (Internet & Catalog Retail)	1,313	779,450
American Tower Corp. (Real Estate Investment Trusts)	1,414	144,751
American Water Works Co., Inc. (Water Utilities)	303	20,886
Ameriprise Financial, Inc. (Capital Markets)	303	28,485
AmerisourceBergen Corp. (Health Care Providers & Services)	707	61,191
AMETEK, Inc. (Electrical Equipment)	808	40,383
Amgen, Inc. (Biotechnology)	1,818	272,573
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,111	64,238
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	808	37,629
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,111	65,760
Aon PLC (Insurance)	606	63,298
Apache Corp. (Oil, Gas & Consumable Fuels)	505	24,649
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	303	12,671
Apple, Inc. (Technology Hardware, Storage & Peripherals)	19,089	2,080,510
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,939	83,428
Assurant, Inc. (Insurance)	101	7,792
Autodesk, Inc.* (Software)	505	29,447
Automatic Data Processing, Inc. (IT Services)	909	81,546
AutoZone, Inc.* (Specialty Retail)	101	80,466
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	505	96,051
Avery Dennison Corp. (Containers & Packaging)	303	21,849
Ball Corp. (Containers & Packaging)	303	21,601
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	303	61,409
Baxalta, Inc. (Biotechnology)	1,212	48,965
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	707	107,337
Biogen, Inc.* (Biotechnology)	707	184,046
BlackRock, Inc. (Capital Markets)	303	103,193
Boston Properties, Inc. (Real Estate Investment Trusts)	303	38,505
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,646	87,391
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,434	219,364
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,313	202,859
Brown-Forman Corp. - Class B (Beverages)	303	29,836
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	202	14,994
Cablevision Systems Corp. - Class A (Media)	808	26,664
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	707	16,056
California Resources Corp. (Oil, Gas & Consumable Fuels)	88	91
Cameron International Corp.* (Energy Equipment & Services)	707	47,404
Campbell Soup Co. (Food Products)	606	38,657
CarMax, Inc.* (Specialty Retail)	404	20,644
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,010	29,108
CBS Corp. - Class B (Media)	808	44,513
Celgene Corp.* (Biotechnology)	2,727	272,945
Centene Corp.* (Health Care Providers & Services)	606	37,311
Cerner Corp.* (Health Care Technology)	1,010	53,490
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	101	47,568
Church & Dwight Co., Inc. (Household Products)	404	37,241
Cigna Corp. (Health Care Providers & Services)	909	124,751
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	202	19,649
Cincinnati Financial Corp. (Insurance)	303	19,804
Cintas Corp. (Commercial Services & Supplies)	303	27,212
Cisco Systems, Inc. (Communications Equipment)	7,070	201,283
Citizens Financial Group, Inc. (Banks)	404	8,464
Citrix Systems, Inc.* (Software)	505	39,683
CME Group, Inc. (Diversified Financial Services)	606	58,206

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Coca-Cola Enterprises, Inc. (Beverages)	505		$25,624
Cognizant Technology Solutions Corp.* (IT Services)	2,121		132,987
Colgate-Palmolive Co. (Household Products)	1,616		114,170
Comcast Corp. - Class A (Media)	5,252		320,792
ConAgra Foods, Inc. (Food Products)	808		36,053
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	303		30,615
Constellation Brands, Inc. - Class A (Beverages)	606		91,561
Costco Wholesale Corp. (Food & Staples Retailing)	707		111,409
Crown Castle International Corp. (Real Estate Investment Trusts)	1,111		96,102
CSRA, Inc. (IT Services)	202		5,434
CVS Health Corp. (Food & Staples Retailing)	1,717		178,104
D.R. Horton, Inc. (Household Durables)	1,111		33,586
Danaher Corp. (Industrial Conglomerates)	1,313		124,551
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	404		29,646
Delphi Automotive PLC (Auto Components)	909		68,193
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	404		24,899
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	909		24,943
Discovery Communications, Inc.* - Class A (Media)	505		14,458
Discovery Communications, Inc.* - Class C (Media)	808		21,816
Dollar General Corp. (Multiline Retail)	505		43,228
Dollar Tree, Inc.* (Multiline Retail)	808		66,628
Dominion Resources, Inc. (Multi-Utilities)	808		60,697
Dr. Pepper Snapple Group, Inc. (Beverages)	606		54,189
E*TRADE Financial Corp.* (Capital Markets)	1,010		24,735
E.I. du Pont de Nemours & Co. (Chemicals)	1,313		83,139
eBay, Inc.* (Internet Software & Services)	3,737		89,165
Ecolab, Inc. (Chemicals)	909		101,373
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	707		62,364
Electronic Arts, Inc.* (Software)	1,111		73,448
Eli Lilly & Co. (Pharmaceuticals)	2,121		152,733
Endo International PLC* (Pharmaceuticals)	202		5,686
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,010		73,306
Equifax, Inc. (Professional Services)	404		46,173
Equinix, Inc. (Real Estate Investment Trusts)	202		66,803
Equity Residential (Real Estate Investment Trusts)	1,212		90,936
Essex Property Trust, Inc. (Real Estate Investment Trusts)	202		47,240
Expedia, Inc. (Internet & Catalog Retail)	404		43,559
Expeditors International of Washington, Inc. (Air Freight & Logistics)	404		19,719
Extra Space Storage, Inc. (Real Estate Investment Trusts)	404		37,758
F5 Networks, Inc.* (Communications Equipment)	202		21,382
Facebook, Inc.* - Class A (Internet Software & Services)	7,878		898,879
Fastenal Co. (Trading Companies & Distributors)	606		29,695
Federal Realty Investment Trust (Real Estate Investment Trusts)	202		31,522
Fidelity National Information Services, Inc. (IT Services)	505		31,972
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	808		82,885
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	202		6,656
General Dynamics Corp. (Aerospace & Defense)	404		53,073
General Electric Co. (Industrial Conglomerates)	17,675		561,888
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,212		36,033
General Mills, Inc. (Food Products)	1,313		83,179
Gilead Sciences, Inc. (Biotechnology)	4,747		436,059
H & R Block, Inc. (Diversified Consumer Services)	505		13,342
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,313		37,210
Harman International Industries, Inc. (Household Durables)	101		8,993
Harris Corp. (Communications Equipment)	202		15,728
Hasbro, Inc. (Leisure Products)	404		32,360
HCA Holdings, Inc.* (Health Care Providers & Services)	404		31,532
Henry Schein, Inc.* (Health Care Providers & Services)	202		34,871
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,333		59,094
Hologic, Inc.* (Health Care Equipment & Supplies)	808		27,876
Honeywell International, Inc. (Aerospace & Defense)	1,414		158,439
Hormel Foods Corp. (Food Products)	909		39,305
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,212		20,240
Humana, Inc. (Health Care Providers & Services)	202		36,956
Huntington Bancshares, Inc. (Banks)	1,313		12,526
Illinois Tool Works, Inc. (Machinery)	606		62,079
Illumina, Inc.* (Life Sciences Tools & Services)	505		81,866
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,666		215,645
Intercontinental Exchange, Inc. (Diversified Financial Services)	404		94,997
International Business Machines Corp. (IT Services)	1,212		183,557
International Flavors & Fragrances, Inc. (Chemicals)	303		34,472
Intuit, Inc. (Software)	909		94,545
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	101		60,706
Iron Mountain, Inc. (Real Estate Investment Trusts)	303		10,275
J.B. Hunt Transport Services, Inc. (Road & Rail)	202		17,016
Johnson & Johnson (Pharmaceuticals)	4,646		502,698
Juniper Networks, Inc. (Communications Equipment)	1,212		30,918
Kellogg Co. (Food Products)	505		38,658
Kimberly-Clark Corp. (Household Products)	707		95,099

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kimco Realty Corp. (Real Estate Investment Trusts)	1,414	$40,695
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	303	22,061
L Brands, Inc. (Specialty Retail)	909	79,819
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	303	35,490
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	505	41,713
Leggett & Platt, Inc. (Household Durables)	303	14,665
Lennar Corp. - Class A (Household Durables)	606	29,306
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	404	21,351
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	505	22,503
Lockheed Martin Corp. (Aerospace & Defense)	505	111,858
Lowe’s Cos., Inc. (Specialty Retail)	3,131	237,174
LyondellBasell Industries N.V. - Class A (Chemicals)	606	51,861
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	404	28,780
Marsh & McLennan Cos., Inc. (Insurance)	909	55,258
Martin Marietta Materials, Inc. (Construction Materials)	202	32,221
Masco Corp. (Building Products)	1,111	34,941
MasterCard, Inc. - Class A (IT Services)	3,333	314,969
McCormick & Co., Inc. (Food Products)	303	30,142
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,020	253,874
McGraw Hill Financial, Inc. (Diversified Financial Services)	909	89,973
Mead Johnson Nutrition Co. - Class A (Food Products)	303	25,746
Medtronic PLC (Health Care Equipment & Supplies)	2,727	204,525
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	404	23,012
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	707	34,077
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,717	17,977
Microsoft Corp. (Software)	27,270	1,506,122
Mohawk Industries, Inc.* (Household Durables)	202	38,562
Molson Coors Brewing Co. - Class B (Beverages)	303	29,143
Mondelez International, Inc. - Class A (Food Products)	5,454	218,814
Monsanto Co. (Chemicals)	808	70,894
Monster Beverage Corp.* (Beverages)	505	67,357
Moody’s Corp. (Diversified Financial Services)	606	58,515
Morgan Stanley (Capital Markets)	2,525	63,150
Motorola Solutions, Inc. (Communications Equipment)	303	22,937
Mylan N.V.* (Pharmaceuticals)	707	32,769
Netflix, Inc.* (Internet & Catalog Retail)	1,515	154,878
Newell Rubbermaid, Inc. (Household Durables)	909	40,259
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	404	13,433
Nielsen Holdings PLC (Professional Services)	808	42,549
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,646	285,589
Northern Trust Corp. (Capital Markets)	505	32,911
Northrop Grumman Corp. (Aerospace & Defense)	606	119,927
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,717	61,177
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,111	76,026
Omnicom Group, Inc. (Media)	404	33,625
Oracle Corp. (Software)	5,454	223,123
O’Reilly Automotive, Inc.* (Specialty Retail)	303	82,919
Patterson Cos., Inc. (Health Care Providers & Services)	202	9,399
Paychex, Inc. (IT Services)	1,111	60,005
PayPal Holdings, Inc.* (IT Services)	3,838	148,147
Pentair PLC (Machinery)	404	21,921
PepsiCo, Inc. (Beverages)	2,727	279,463
PerkinElmer, Inc. (Life Sciences Tools & Services)	404	19,982
Perrigo Co. PLC (Pharmaceuticals)	202	25,842
Pfizer, Inc. (Pharmaceuticals)	10,807	320,319
Philip Morris International, Inc. (Tobacco)	2,929	287,364
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	606	85,287
PPG Industries, Inc. (Chemicals)	606	67,563
Praxair, Inc. (Chemicals)	505	57,797
Prologis, Inc. (Real Estate Investment Trusts)	1,818	80,319
Public Storage (Real Estate Investment Trusts)	505	139,294
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	404	20,366
Raytheon Co. (Aerospace & Defense)	606	74,314
Realty Income Corp. (Real Estate Investment Trusts)	606	37,881
Red Hat, Inc.* (Software)	606	45,153
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	303	109,213
Republic Services, Inc. (Commercial Services & Supplies)	404	19,251
Reynolds American, Inc. (Tobacco)	2,828	142,277
Robert Half International, Inc. (Professional Services)	303	14,114
Rockwell Automation, Inc. (Electrical Equipment)	202	22,978
Rockwell Collins, Inc. (Aerospace & Defense)	404	37,253
Roper Technologies, Inc. (Industrial Conglomerates)	303	55,379
Ross Stores, Inc. (Specialty Retail)	1,414	81,871
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	404	33,189
salesforce.com, Inc.* (Software)	2,222	164,050
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	303	23,052
Scripps Networks Interactive, Inc. - Class A (Media)	202	13,231
Sealed Air Corp. (Containers & Packaging)	404	19,396
Signet Jewelers, Ltd. (Specialty Retail)	303	37,581
Simon Property Group, Inc. (Real Estate Investment Trusts)	707	146,837
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	707	55,075

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SL Green Realty Corp. (Real Estate Investment Trusts)	101	$9,785
Snap-on, Inc. (Machinery)	202	31,712
Southwest Airlines Co. (Airlines)	2,222	99,546
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	505	27,775
Stanley Black & Decker, Inc. (Machinery)	505	53,131
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,050	301,484
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	303	25,279
Stericycle, Inc.* (Commercial Services & Supplies)	303	38,236
Stryker Corp. (Health Care Equipment & Supplies)	707	75,854
Synchrony Financial* (Consumer Finance)	1,212	34,736
T. Rowe Price Group, Inc. (Capital Markets)	606	44,517
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	505	31,270
TECO Energy, Inc. (Multi-Utilities)	404	11,122
TEGNA, Inc. (Media)	404	9,478
Teradata Corp.* (IT Services)	202	5,300
Tesoro Corp. (Oil, Gas & Consumable Fuels)	202	17,374
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,222	127,587
The ADT Corp. (Commercial Services & Supplies)	303	12,502
The Boeing Co. (Aerospace & Defense)	2,121	269,239
The Charles Schwab Corp. (Capital Markets)	4,141	116,031
The Clorox Co. (Household Products)	404	50,928
The Coca-Cola Co. (Beverages)	6,969	323,291
The Dun & Bradstreet Corp. (Professional Services)	101	10,411
The Estee Lauder Cos., Inc. - Class A (Personal Products)	808	76,202
The Goodyear Tire & Rubber Co. (Auto Components)	404	13,324
The Hershey Co. (Food Products)	303	27,903
The Home Depot, Inc. (Specialty Retail)	4,343	579,487
The Interpublic Group of Cos., Inc. (Media)	909	20,862
The JM Smucker Co. - Class A (Food Products)	202	26,228
The Kroger Co. (Food & Staples Retailing)	1,515	57,949
The Macerich Co. (Real Estate Investment Trusts)	202	16,006
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	202	13,409
The Priceline Group, Inc.* (Internet & Catalog Retail)	202	260,370
The Progressive Corp. (Insurance)	909	31,942
The Sherwin-Williams Co. (Chemicals)	303	86,255
The TJX Cos., Inc. (Specialty Retail)	2,323	182,007
The Walt Disney Co. (Media)	5,151	511,545
The Western Union Co. (IT Services)	909	17,535
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	909	14,608
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	909	128,705
Time Warner Cable, Inc. (Media)	1,010	206,666
Torchmark Corp. (Insurance)	202	10,940
Total System Services, Inc. (IT Services)	606	28,833
Tractor Supply Co. (Specialty Retail)	505	45,682
TripAdvisor, Inc.* (Internet & Catalog Retail)	404	26,866
Twenty-First Century Fox, Inc. - Class A (Media)	2,020	56,318
Twenty-First Century Fox, Inc. - Class B (Media)	808	22,786
Tyco International PLC (Commercial Services & Supplies)	707	25,954
UDR, Inc. (Real Estate Investment Trusts)	909	35,024
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	606	51,407
Union Pacific Corp. (Road & Rail)	1,212	96,415
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,313	138,483
United Rentals, Inc.* (Trading Companies & Distributors)	101	6,281
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,919	247,360
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	202	25,193
V.F. Corp. (Textiles, Apparel & Luxury Goods)	606	39,245
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	202	16,164
Ventas, Inc. (Real Estate Investment Trusts)	505	31,795
VeriSign, Inc.* (Internet Software & Services)	303	26,828
Verisk Analytics, Inc.* - Class A (Professional Services)	505	40,360
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,656	305,877
Vertex Pharmaceuticals, Inc.* (Biotechnology)	404	32,114
Visa, Inc. - Class A (IT Services)	6,666	509,816
Vornado Realty Trust (Real Estate Investment Trusts)	303	28,612
Vulcan Materials Co. (Construction Materials)	505	53,313
W.W. Grainger, Inc. (Trading Companies & Distributors)	101	23,576
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,717	144,640
Waste Management, Inc. (Commercial Services & Supplies)	808	47,671
Waters Corp.* (Life Sciences Tools & Services)	303	39,972
Welltower, Inc. (Real Estate Investment Trusts)	707	49,023
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,313	40,677
Willis Towers Watson PLC (Insurance)	303	35,954
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	404	30,878
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	101	9,436
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	505	23,952
XL Group PLC (Insurance)	1,010	37,168
Xylem, Inc. (Machinery)	202	8,262
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	707	57,868
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	303	32,309
Zoetis, Inc. (Pharmaceuticals)	1,010	44,773

See accompanying notes to schedules of portfolio investments.

Value
Common Stocks, continued
TOTAL COMMON STOCKS
(Cost $19,370,318)	31,587,717

TOTAL INVESTMENT SECURITIES
(Cost $19,370,318) - 98.9%	31,587,717
Net other assets (liabilities) - 1.1%	343,601

NET ASSETS - 100.0%	$31,931,318

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$824,103	2.6%
Air Freight & Logistics	173,196	0.5%
Airlines	99,546	0.3%
Auto Components	81,517	0.3%
Banks	20,990	0.1%
Beverages	900,464	2.9%
Biotechnology	1,641,479	5.1%
Building Products	54,245	0.2%
Capital Markets	429,424	1.3%
Chemicals	625,612	1.9%
Commercial Services & Supplies	170,826	0.5%
Communications Equipment	292,248	0.9%
Construction Materials	85,534	0.3%
Consumer Finance	34,736	0.1%
Containers & Packaging	62,846	0.2%
Diversified Consumer Services	13,342	NM
Diversified Financial Services	315,100	1.0%
Diversified Telecommunication Services	327,228	1.0%
Electrical Equipment	63,361	0.2%
Electronic Equipment, Instruments & Components	102,164	0.3%
Energy Equipment & Services	47,404	0.1%
Food & Staples Retailing	492,102	1.5%
Food Products	564,685	1.8%
Gas Utilities	13,158	NM
Health Care Equipment & Supplies	877,330	2.7%
Health Care Providers & Services	809,869	2.5%
Health Care Technology	53,490	0.2%
Hotels, Restaurants & Leisure	788,356	2.5%
Household Durables	165,371	0.5%
Household Products	297,438	0.9%
Industrial Conglomerates	943,774	2.9%
Insurance	262,156	0.8%
Internet & Catalog Retail	1,265,123	4.0%
Internet Software & Services	2,571,476	8.0%
IT Services	1,892,189	5.9%
Leisure Products	32,360	0.1%
Life Sciences Tools & Services	286,624	0.9%
Machinery	177,105	0.6%
Media	1,302,754	4.1%
Multiline Retail	109,856	0.3%
Multi-Utilities	71,819	0.2%
Oil, Gas & Consumable Fuels	433,666	1.4%
Personal Products	76,202	0.2%
Pharmaceuticals	1,656,108	5.3%
Professional Services	153,607	0.5%
Real Estate Investment Trusts	1,384,835	4.4%
Real Estate Management & Development	29,108	0.1%
Road & Rail	113,431	0.4%
Semiconductors & Semiconductor Equipment	994,180	3.1%
Software	2,394,729	7.5%
Specialty Retail	1,476,233	4.6%
Technology Hardware, Storage & Peripherals	2,162,656	6.8%
Textiles, Apparel & Luxury Goods	436,463	1.4%
Tobacco	853,661	2.7%
Trading Companies & Distributors	59,552	0.2%
Water Utilities	20,886	0.1%
Other**	343,601	1.1%
Total	$31,931,318	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,464	$38,118
Aaron’s, Inc. (Specialty Retail)	1,463	36,721
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,540	48,572
Acxiom Corp.* (IT Services)	1,001	21,461
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,008	22,823
AECOM* (Construction & Engineering)	3,542	109,058
AGCO Corp. (Machinery)	1,617	80,364
Albemarle Corp. (Chemicals)	2,618	167,368
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	693	62,987
Alleghany Corp.* (Insurance)	385	191,038
Allegheny Technologies, Inc. (Metals & Mining)	2,541	41,418
Alliant Energy Corp. (Multi-Utilities)	2,618	194,465
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,464	32,549
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,386	65,267
American Eagle Outfitters, Inc. (Specialty Retail)	3,850	64,180
American Financial Group, Inc. (Insurance)	847	59,603
AptarGroup, Inc. (Containers & Packaging)	616	48,301
Aqua America, Inc. (Water Utilities)	1,694	53,903
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,079	133,908
Arthur J. Gallagher & Co. (Insurance)	1,925	85,624
Ascena Retail Group, Inc.* (Specialty Retail)	3,927	43,433
Ashland, Inc. (Chemicals)	693	76,202
Aspen Insurance Holdings, Ltd. (Insurance)	1,386	66,112
Associated Banc-Corp. (Banks)	3,465	62,162
Atmel Corp. (Semiconductors & Semiconductor Equipment)	5,236	42,516
Atmos Energy Corp. (Gas Utilities)	1,309	97,206
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,003	133,033
Avon Products, Inc. (Personal Products)	7,238	34,815
BancorpSouth, Inc. (Banks)	1,001	21,331
Bank of Hawaii Corp. (Banks)	385	26,288
BE Aerospace, Inc. (Aerospace & Defense)	1,309	60,371
Belden, Inc. (Electronic Equipment, Instruments & Components)	462	28,358
Bemis Co., Inc. (Containers & Packaging)	2,156	111,637
Big Lots, Inc. (Multiline Retail)	1,155	52,310
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	462	63,165
Black Hills Corp. (Multi-Utilities)	1,155	69,450
Brinker International, Inc. (Hotels, Restaurants & Leisure)	770	35,382
Brown & Brown, Inc. (Insurance)	924	33,079
Brunswick Corp. (Leisure Products)	1,078	51,722
Cabela’s, Inc.* - Class A (Specialty Retail)	1,078	52,488
Cable One, Inc. (Media)	77	33,659
Cabot Corp. (Chemicals)	1,463	70,707
CalAtlantic Group, Inc. (Household Durables)	847	28,307
Camden Property Trust (Real Estate Investment Trusts)	924	77,699
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,078	28,934
Carlisle Cos., Inc. (Industrial Conglomerates)	1,463	145,569
Carpenter Technology Corp. (Metals & Mining)	1,078	36,900
Casey’s General Stores, Inc. (Food & Staples Retailing)	385	43,628
Catalent, Inc.* (Pharmaceuticals)	924	24,643
Cathay General Bancorp (Banks)	616	17,451
Chico’s FAS, Inc. (Specialty Retail)	3,080	40,872
Cinemark Holdings, Inc. (Media)	1,309	46,901
CLARCOR, Inc. (Machinery)	1,155	66,747
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,232	60,787
Cleco Corp. (Electric Utilities)	1,386	76,521
CNO Financial Group, Inc. (Insurance)	4,158	74,511
Commerce Bancshares, Inc. (Banks)	924	41,534
Commercial Metals Co. (Metals & Mining)	2,695	45,734
Community Health Systems, Inc.* (Health Care Providers & Services)	2,618	48,459
CommVault Systems, Inc.* (Software)	462	19,945
Compass Minerals International, Inc. (Metals & Mining)	308	21,825
Computer Sciences Corp. (IT Services)	3,157	108,570
comScore, Inc.* (Internet Software & Services)	385	11,565
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	5,313	59,984
Copart, Inc.* (Commercial Services & Supplies)	770	31,393
CoreLogic, Inc.* (IT Services)	770	26,719
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,156	56,573
Corrections Corp. of America (Real Estate Investment Trusts)	2,695	86,375
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	308	47,021
Crane Co. (Machinery)	616	33,178
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,310	67,221
CST Brands, Inc. (Specialty Retail)	1,771	67,812
Cullen/Frost Bankers, Inc. (Banks)	1,232	67,896
Curtiss-Wright Corp. (Aerospace & Defense)	539	40,786
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	7,238	62,681
Dana Holding Corp. (Auto Components)	3,465	48,822
Dean Foods Co. (Food Products)	2,156	37,342
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	770	46,131
Deluxe Corp. (Commercial Services & Supplies)	539	33,682

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	8,085	$17,949
DeVry Education Group, Inc. (Diversified Consumer Services)	1,309	22,606
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,079	97,192
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,540	44,521
Domtar Corp. (Paper & Forest Products)	1,463	59,251
Donaldson Co., Inc. (Machinery)	1,694	54,056
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,232	37,096
DreamWorks Animation SKG, Inc.* - Class A (Media)	924	23,054
Dril-Quip, Inc.* (Energy Equipment & Services)	847	51,294
Duke Realty Corp. (Real Estate Investment Trusts)	4,235	95,457
East West Bancorp, Inc. (Banks)	1,155	37,514
Eaton Vance Corp. (Capital Markets)	1,386	46,459
Edgewell Personal Care Co. (Personal Products)	847	68,209
Endurance Specialty Holdings, Ltd. (Insurance)	1,386	90,561
Energen Corp. (Oil, Gas & Consumable Fuels)	2,233	81,705
Energizer Holdings, Inc. (Household Products)	847	34,312
Ensco PLCADR - Class A (Energy Equipment & Services)	5,390	55,894
EPR Properties (Real Estate Investment Trusts)	770	51,297
Esterline Technologies Corp.* (Aerospace & Defense)	693	44,401
Everest Re Group, Ltd. (Insurance)	1,001	197,628
F.N.B. Corp. (Banks)	4,851	63,112
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,463	29,260
Federated Investors, Inc. - Class B (Capital Markets)	1,078	31,100
FEI Co. (Electronic Equipment, Instruments & Components)	539	47,976
First American Financial Corp. (Insurance)	2,541	96,838
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	924	21,012
First Niagara Financial Group, Inc. (Banks)	8,162	79,008
FirstMerit Corp. (Banks)	3,850	81,043
Foot Locker, Inc. (Specialty Retail)	1,078	69,530
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	924	41,044
FTI Consulting, Inc.* (Professional Services)	924	32,811
Fulton Financial Corp. (Banks)	2,156	28,847
GATX Corp. (Trading Companies & Distributors)	1,001	47,548
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,309	82,074
Gentex Corp. (Auto Components)	2,541	39,868
Genworth Financial, Inc.* - Class A (Insurance)	11,473	31,321
Graco, Inc. (Machinery)	462	38,790
Graham Holdings Co. - Class B (Diversified Consumer Services)	77	36,960
Granite Construction, Inc. (Construction & Engineering)	924	44,167
Great Plains Energy, Inc. (Electric Utilities)	3,542	114,230
Greif, Inc. - Class A (Containers & Packaging)	616	20,174
GUESS?, Inc. (Specialty Retail)	1,463	27,461
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,849	80,741
Halyard Health, Inc.* (Health Care Equipment & Supplies)	616	17,698
Hancock Holding Co. (Banks)	1,771	40,662
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,464	79,834
Herman Miller, Inc. (Commercial Services & Supplies)	693	21,407
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,078	51,539
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	462	23,239
HNI Corp. (Commercial Services & Supplies)	1,001	39,209
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,081	144,140
Hospitality Properties Trust (Real Estate Investment Trusts)	3,465	92,030
HSN, Inc. (Internet & Catalog Retail)	770	40,279
Hubbell, Inc. (Electrical Equipment)	693	73,410
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	539	73,811
IDACORP, Inc. (Electric Utilities)	616	45,947
IDEX Corp. (Machinery)	770	63,818
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	3,465	124,428
Ingredion, Inc. (Food Products)	924	98,674
InterDigital, Inc. (Communications Equipment)	462	25,710
International Bancshares Corp. (Banks)	1,309	32,280
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	616	22,737
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,080	41,180
ITT Corp. (Machinery)	1,232	45,448
J.C. Penney Co., Inc.* (Multiline Retail)	7,084	78,349
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	4,389	84,576
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	308	19,672
Janus Capital Group, Inc. (Capital Markets)	1,694	24,783
Jarden Corp.* (Household Durables)	2,464	145,252
John Wiley & Sons, Inc. (Media)	1,155	56,467
Joy Global, Inc. (Machinery)	2,233	35,884
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,925	49,126
KB Home (Household Durables)	1,925	27,489
KBR, Inc. (Construction & Engineering)	2,002	30,991
Kemper Corp. (Insurance)	1,078	31,876
Kennametal, Inc. (Machinery)	1,848	41,562
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,927	108,935
Kilroy Realty Corp. (Real Estate Investment Trusts)	847	52,404
Kirby Corp.* (Marine)	1,232	74,277
KLX, Inc.* (Aerospace & Defense)	1,232	39,596

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,079	$27,401
Lancaster Colony Corp. (Food Products)	154	17,028
Landstar System, Inc. (Road & Rail)	1,001	64,675
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,618	66,262
Leidos Holdings, Inc. (IT Services)	924	46,496
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	1,463	48,908
Liberty Property Trust (Real Estate Investment Trusts)	3,388	113,361
LifePoint Health, Inc.* (Health Care Providers & Services)	1,001	69,320
Lincoln Electric Holdings, Inc. (Machinery)	1,463	85,687
Live Nation Entertainment, Inc.* (Media)	2,002	44,665
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,155	19,774
M.D.C. Holdings, Inc. (Household Durables)	462	11,578
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,079	48,857
ManpowerGroup, Inc. (Professional Services)	1,694	137,926
MDU Resources Group, Inc. (Multi-Utilities)	4,543	88,407
Mentor Graphics Corp. (Software)	2,310	46,962
Mercury General Corp. (Insurance)	847	47,009
Meredith Corp. (Media)	847	40,233
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	539	55,091
Minerals Technologies, Inc. (Chemicals)	308	17,510
Molina Healthcare, Inc.* (Health Care Providers & Services)	462	29,794
MSA Safety, Inc. (Commercial Services & Supplies)	770	37,230
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,078	82,262
Murphy USA, Inc.* (Specialty Retail)	924	56,780
Nabors Industries, Ltd. (Energy Equipment & Services)	6,545	60,214
National Fuel Gas Co. (Gas Utilities)	1,232	61,662
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,155	34,777
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,694	78,263
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,849	85,271
NetScout Systems, Inc.* (Communications Equipment)	2,310	53,061
NeuStar, Inc.* - Class A (IT Services)	539	13,259
New Jersey Resources Corp. (Gas Utilities)	2,002	72,933
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	11,242	178,747
NewMarket Corp. (Chemicals)	77	30,512
Noble Corp. PLC (Energy Equipment & Services)	5,621	58,177
Nordson Corp. (Machinery)	539	40,986
NOW, Inc.* (Trading Companies & Distributors)	2,464	43,662
Oceaneering International, Inc. (Energy Equipment & Services)	2,233	74,225
Office Depot, Inc.* (Specialty Retail)	11,396	80,911
OGE Energy Corp. (Electric Utilities)	4,620	132,270
Oil States International, Inc.* (Energy Equipment & Services)	1,155	36,406
Old Dominion Freight Line, Inc.* (Road & Rail)	770	53,607
Olin Corp. (Chemicals)	3,850	66,875
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,925	67,953
ONE Gas, Inc. (Gas Utilities)	1,232	75,275
Orbital ATK, Inc. (Aerospace & Defense)	1,386	120,499
Oshkosh Corp. (Machinery)	1,694	69,233
Owens & Minor, Inc. (Health Care Providers & Services)	1,463	59,135
PacWest Bancorp (Banks)	2,618	97,258
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,388	59,697
Plantronics, Inc. (Communications Equipment)	308	12,071
PNM Resources, Inc. (Electric Utilities)	1,848	62,315
Polaris Industries, Inc. (Leisure Products)	616	60,664
Polycom, Inc.* (Communications Equipment)	1,463	16,312
PolyOne Corp. (Chemicals)	1,078	32,610
Post Properties, Inc. (Real Estate Investment Trusts)	539	32,200
Potlatch Corp. (Real Estate Investment Trusts)	462	14,553
Primerica, Inc. (Insurance)	462	20,573
Prosperity Bancshares, Inc. (Banks)	1,540	71,441
PTC, Inc.* (Software)	1,155	38,300
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	4,389	61,929
Questar Corp. (Gas Utilities)	4,081	101,209
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,851	79,556
Rackspace Hosting, Inc.* (Internet Software & Services)	1,309	28,262
Raymond James Financial, Inc. (Capital Markets)	1,694	80,651
Rayonier, Inc. (Real Estate Investment Trusts)	2,849	70,313
Regal Beloit Corp. (Electrical Equipment)	1,001	63,153
Reinsurance Group of America, Inc. (Insurance)	1,540	148,225
Reliance Steel & Aluminum Co. (Metals & Mining)	1,694	117,208
RenaissanceRe Holdings, Ltd. (Insurance)	539	64,588
Rowan Cos. PLC - Class A (Energy Equipment & Services)	2,849	45,869
Royal Gold, Inc. (Metals & Mining)	1,540	78,987
RPM International, Inc. (Chemicals)	1,463	69,244
Science Applications International Corp. (IT Services)	924	49,286
Senior Housing Properties Trust (Real Estate Investment Trusts)	5,467	97,805
Sensient Technologies Corp. (Chemicals)	462	29,319
Silgan Holdings, Inc. (Containers & Packaging)	462	24,565
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	231	10,386
SLM Corp.* (Consumer Finance)	9,856	62,684
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,540	28,860
Snyder’s-Lance, Inc. (Food Products)	770	24,240

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sonoco Products Co. (Containers & Packaging)	2,310	$112,196
Sotheby’s - Class A (Diversified Consumer Services)	1,309	34,990
Steel Dynamics, Inc. (Metals & Mining)	5,621	126,529
Stifel Financial Corp.* (Capital Markets)	1,617	47,863
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	7,315	3,952
Superior Energy Services, Inc. (Energy Equipment & Services)	3,465	46,396
SUPERVALU, Inc.* (Food & Staples Retailing)	2,926	16,854
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	693	64,165
Synopsys, Inc.* (Software)	1,155	55,948
Synovus Financial Corp. (Banks)	1,386	40,069
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,463	13,167
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	847	30,822
Taubman Centers, Inc. (Real Estate Investment Trusts)	770	54,847
TCF Financial Corp. (Banks)	3,927	48,145
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	847	65,024
Teledyne Technologies, Inc.* (Aerospace & Defense)	770	67,868
Teleflex, Inc. (Health Care Equipment & Supplies)	385	60,449
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,156	64,874
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,697	101,407
Terex Corp. (Machinery)	2,541	63,220
The Boston Beer Co., Inc.* - Class A (Beverages)	77	14,250
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	539	28,616
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	616	94,845
The Hain Celestial Group, Inc.* (Food Products)	1,078	44,101
The Hanover Insurance Group, Inc. (Insurance)	1,001	90,310
The New York Times Co. - Class A (Media)	2,849	35,499
The Scotts Miracle-Gro Co. - Class A (Chemicals)	385	28,016
The Timken Co. (Machinery)	1,617	54,153
The Valspar Corp. (Chemicals)	693	74,165
Thor Industries, Inc. (Automobiles)	539	34,372
Time, Inc. (Media)	2,387	36,855
Tootsie Roll Industries, Inc. (Food Products)	154	5,381
TreeHouse Foods, Inc.* (Food Products)	693	60,118
TRI Pointe Group, Inc.* (Household Durables)	1,540	18,141
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,388	84,022
Trinity Industries, Inc. (Machinery)	3,542	64,854
Triumph Group, Inc. (Aerospace & Defense)	1,155	36,359
Trustmark Corp. (Banks)	1,540	35,466
Tupperware Brands Corp. (Household Durables)	1,155	66,967
UGI Corp. (Gas Utilities)	4,004	161,321
Umpqua Holdings Corp. (Banks)	5,082	80,601
United Natural Foods, Inc.* (Food & Staples Retailing)	1,155	46,546
United States Steel Corp. (Metals & Mining)	3,388	54,377
Urban Edge Properties (Real Estate Investment Trusts)	924	23,876
Valley National Bancorp (Banks)	5,159	49,217
Valmont Industries, Inc. (Construction & Engineering)	539	66,750
Vectren Corp. (Multi-Utilities)	1,925	97,328
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,541	71,758
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,157	38,547
W.R. Berkley Corp. (Insurance)	2,233	125,495
Wabtec Corp. (Machinery)	847	67,159
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,001	23,564
Washington Federal, Inc. (Thrifts & Mortgage Finance)	847	19,185
Watsco, Inc. (Trading Companies & Distributors)	231	31,125
Webster Financial Corp. (Banks)	924	33,172
WellCare Health Plans, Inc.* (Health Care Providers & Services)	539	49,992
Werner Enterprises, Inc. (Road & Rail)	1,001	27,187
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	539	37,363
Westar Energy, Inc. (Electric Utilities)	3,234	160,438
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,540	44,799
WEX, Inc.* (IT Services)	385	32,094
WGL Holdings, Inc. (Gas Utilities)	462	33,435
Williams-Sonoma, Inc. (Specialty Retail)	924	50,580
Woodward, Inc. (Machinery)	693	36,050
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,617	78,554
Worthington Industries, Inc. (Metals & Mining)	1,078	38,420
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,312	40,921
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,390	37,676
TOTAL COMMON STOCKS
(Cost $13,906,796)		17,686,229

Repurchase Agreements (a)(0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $23,000	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,000)		23,000

TOTAL INVESTMENT SECURITIES
(Cost $13,929,796) - 100.4%		17,709,229
Net other assets (liabilities) - (0.4)%		(68,926)

NET ASSETS - 100.0%		$17,640,303

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$483,691	2.7%
Auto Components	88,690	0.5%
Automobiles	34,372	0.2%
Banks	1,054,497	6.0%
Beverages	14,250	0.1%
Capital Markets	254,420	1.4%
Chemicals	662,528	3.8%
Commercial Services & Supplies	303,264	1.7%
Communications Equipment	107,154	0.6%
Construction & Engineering	250,966	1.4%
Consumer Finance	62,684	0.4%
Containers & Packaging	316,873	1.8%
Diversified Consumer Services	94,556	0.5%
Electric Utilities	671,555	3.9%
Electrical Equipment	136,563	0.8%
Electronic Equipment, Instruments & Components	1,046,908	6.0%
Energy Equipment & Services	488,172	2.8%
Food & Staples Retailing	107,028	0.6%
Food Products	286,884	1.6%
Gas Utilities	603,041	3.4%
Health Care Equipment & Supplies	233,594	1.3%
Health Care Providers & Services	256,700	1.5%
Health Care Technology	32,549	0.2%
Hotels, Restaurants & Leisure	153,428	0.9%
Household Durables	297,734	1.7%
Household Products	34,312	0.2%
Independent Power and Renewable Electricity Producers	13,167	0.1%
Industrial Conglomerates	145,569	0.8%
Insurance	1,454,391	8.2%
Internet & Catalog Retail	40,279	0.2%
Internet Software & Services	39,827	0.2%
IT Services	297,885	1.7%
Leisure Products	112,386	0.6%
Life Sciences Tools & Services	63,165	0.4%
Machinery	941,189	5.3%
Marine	74,277	0.4%
Media	317,333	1.8%
Metals & Mining	561,398	3.2%
Multiline Retail	130,659	0.7%
Multi-Utilities	449,650	2.5%
Oil, Gas & Consumable Fuels	636,337	3.6%
Paper & Forest Products	79,025	0.4%
Personal Products	103,024	0.6%
Pharmaceuticals	24,643	0.1%
Professional Services	170,737	1.0%
Real Estate Investment Trusts	1,573,794	8.9%
Road & Rail	227,543	1.3%
Semiconductors & Semiconductor Equipment	381,426	2.2%
Software	161,155	0.9%
Specialty Retail	736,532	4.2%
Technology Hardware, Storage & Peripherals	216,818	1.2%
Textiles, Apparel & Luxury Goods	136,301	0.8%
Thrifts & Mortgage Finance	197,932	1.1%
Trading Companies & Distributors	204,597	1.2%
Water Utilities	53,903	0.3%
Wireless Telecommunication Services	64,874	0.4%
Other**	(45,926)	(0.3)%
Total	$17,640,303	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
A.O. Smith Corp. (Building Products)	2,416	$184,365
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,359	128,847
ACI Worldwide, Inc.* (Software)	3,926	81,622
Acuity Brands, Inc. (Electrical Equipment)	1,359	296,452
Acxiom Corp.* (IT Services)	1,208	25,900
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,513	27,112
Akorn, Inc.* (Pharmaceuticals)	2,567	60,402
Alaska Air Group, Inc. (Airlines)	4,077	334,396
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,510	55,387
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,510	137,244
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,416	175,619
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,718	35,905
AMC Networks, Inc.* - Class A (Media)	1,963	127,477
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,265	106,659
American Financial Group, Inc. (Insurance)	1,208	85,007
AmSurg Corp.* (Health Care Providers & Services)	1,812	135,175
ANSYS, Inc.* (Software)	2,869	256,661
AptarGroup, Inc. (Containers & Packaging)	1,208	94,719
Aqua America, Inc. (Water Utilities)	3,322	105,706
ARRIS International PLC* (Communications Equipment)	5,889	134,976
Arthur J. Gallagher & Co. (Insurance)	3,020	134,330
Ashland, Inc. (Chemicals)	1,057	116,228
Atmel Corp. (Semiconductors & Semiconductor Equipment)	6,342	51,497
Atmos Energy Corp. (Gas Utilities)	1,510	112,133
Avon Products, Inc. (Personal Products)	3,926	18,884
BancorpSouth, Inc. (Banks)	1,359	28,960
Bank of Hawaii Corp. (Banks)	906	61,862
Bank of the Ozarks, Inc. (Banks)	2,718	114,074
BE Aerospace, Inc. (Aerospace & Defense)	1,359	62,677
Belden, Inc. (Electronic Equipment, Instruments & Components)	755	46,342
Bio-Techne Corp. (Life Sciences Tools & Services)	1,208	114,180
Brinker International, Inc. (Hotels, Restaurants & Leisure)	755	34,692
Broadridge Financial Solutions, Inc. (IT Services)	3,926	232,851
Brown & Brown, Inc. (Insurance)	2,416	86,493
Brunswick Corp. (Leisure Products)	1,359	65,205
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	604	89,464
Cable One, Inc. (Media)	151	66,007
Cadence Design Systems, Inc.* (Software)	9,966	234,998
CalAtlantic Group, Inc. (Household Durables)	1,359	45,418
Camden Property Trust (Real Estate Investment Trusts)	1,510	126,976
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,208	32,423
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,661	175,036
Casey’s General Stores, Inc. (Food & Staples Retailing)	755	85,557
Catalent, Inc.* (Pharmaceuticals)	1,963	52,353
Cathay General Bancorp (Banks)	1,510	42,778
CBOE Holdings, Inc. (Diversified Financial Services)	2,718	177,567
CDK Global, Inc. (Software)	4,983	231,959
CEB, Inc. (Professional Services)	1,057	68,420
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,510	114,669
Ciena Corp.* (Communications Equipment)	4,228	80,417
Cinemark Holdings, Inc. (Media)	1,510	54,103
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,718	105,866
Commerce Bancshares, Inc. (Banks)	1,359	61,087
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,926	87,354
CommVault Systems, Inc.* (Software)	755	32,593
Compass Minerals International, Inc. (Metals & Mining)	604	42,799
comScore, Inc.* (Internet Software & Services)	1,057	31,752
Convergys Corp. (IT Services)	3,171	88,059
Copart, Inc.* (Commercial Services & Supplies)	2,265	92,344
CoreLogic, Inc.* (IT Services)	1,812	62,876
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	302	46,106
Crane Co. (Machinery)	755	40,664
Curtiss-Wright Corp. (Aerospace & Defense)	604	45,705
Deluxe Corp. (Commercial Services & Supplies)	755	47,180
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,661	219,020
Donaldson Co., Inc. (Machinery)	1,661	53,003
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,869	86,386
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,057	26,372
DST Systems, Inc. (IT Services)	1,057	119,198
Duke Realty Corp. (Real Estate Investment Trusts)	5,285	119,124
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,020	142,453
Eagle Materials, Inc. (Construction Materials)	1,661	116,453
East West Bancorp, Inc. (Banks)	3,020	98,090
Eaton Vance Corp. (Capital Markets)	1,812	60,738
Edgewell Personal Care Co. (Personal Products)	755	60,800
Energizer Holdings, Inc. (Household Products)	906	36,702
EPR Properties (Real Estate Investment Trusts)	906	60,358
Equity One, Inc. (Real Estate Investment Trusts)	2,869	82,226

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FactSet Research Systems, Inc. (Diversified Financial Services)	1,359	$205,929
Fair Isaac Corp. (Software)	1,057	112,137
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,661	33,220
Federated Investors, Inc. - Class B (Capital Markets)	1,510	43,564
FEI Co. (Electronic Equipment, Instruments & Components)	604	53,762
First Horizon National Corp. (Banks)	7,701	100,883
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	2,416	54,940
Flowers Foods, Inc. (Food Products)	6,040	111,498
Foot Locker, Inc. (Specialty Retail)	2,869	185,050
Fortinet, Inc.* (Software)	4,681	143,379
Fortune Brands Home & Security, Inc. (Building Products)	5,134	287,710
Fulton Financial Corp. (Banks)	2,567	34,346
Gartner, Inc.* (IT Services)	2,718	242,853
Gentex Corp. (Auto Components)	5,738	90,029
Global Payments, Inc. (IT Services)	4,228	276,087
Graco, Inc. (Machinery)	1,208	101,424
Halyard Health, Inc.* (Health Care Equipment & Supplies)	604	17,353
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	3,322	102,617
Herman Miller, Inc. (Commercial Services & Supplies)	906	27,986
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,661	79,412
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,208	60,762
Hubbell, Inc. (Electrical Equipment)	755	79,977
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	755	103,389
IDACORP, Inc. (Electric Utilities)	755	56,315
IDEX Corp. (Machinery)	1,359	112,634
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,869	224,700
Ingredion, Inc. (Food Products)	1,057	112,877
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,379	89,507
InterDigital, Inc. (Communications Equipment)	453	25,209
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,208	116,064
ITT Corp. (Machinery)	1,208	44,563
j2 Global, Inc. (Internet Software & Services)	1,510	92,986
Jack Henry & Associates, Inc. (IT Services)	2,567	217,091
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	604	38,577
Janus Capital Group, Inc. (Capital Markets)	2,416	35,346
Jarden Corp.* (Household Durables)	3,322	195,832
JetBlue Airways Corp.* (Airlines)	10,419	220,049
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,510	177,153
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,510	38,535
KBR, Inc. (Construction & Engineering)	1,812	28,050
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,812	112,108
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,718	167,157
Lancaster Colony Corp. (Food Products)	453	50,088
Leidos Holdings, Inc. (IT Services)	755	37,992
Lennox International, Inc. (Building Products)	1,359	183,723
LivaNova PLC* (Health Care Equipment & Supplies)	1,359	73,359
Live Nation Entertainment, Inc.* (Media)	1,963	43,795
LKQ Corp.* (Distributors)	9,966	318,214
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,020	51,702
M.D.C. Holdings, Inc. (Household Durables)	604	15,136
Manhattan Associates, Inc.* (Software)	2,416	137,398
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,208	150,795
MAXIMUS, Inc. (IT Services)	2,114	111,281
MEDNAX, Inc.* (Health Care Providers & Services)	3,020	195,153
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	906	312,353
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,624	138,835
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,661	169,771
Minerals Technologies, Inc. (Chemicals)	755	42,922
Molina Healthcare, Inc.* (Health Care Providers & Services)	755	48,690
MSCI, Inc. - Class A (Diversified Financial Services)	2,869	212,535
National Fuel Gas Co. (Gas Utilities)	1,057	52,903
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,661	50,013
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,265	104,643
NeuStar, Inc.* - Class A (IT Services)	906	22,288
NewMarket Corp. (Chemicals)	151	59,835
Nordson Corp. (Machinery)	906	68,892
NVR, Inc.* (Household Durables)	151	261,593
Old Dominion Freight Line, Inc.* (Road & Rail)	1,057	73,588
Old Republic International Corp. (Insurance)	7,852	143,534
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,718	95,945
Packaging Corp. of America (Containers & Packaging)	3,020	182,409
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	755	154,648
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,812	113,667
Plantronics, Inc. (Communications Equipment)	755	29,588
Polaris Industries, Inc. (Leisure Products)	1,057	104,094
Polycom, Inc.* (Communications Equipment)	2,265	25,255
PolyOne Corp. (Chemicals)	1,359	41,110
Pool Corp. (Distributors)	1,359	119,239
Post Holdings, Inc.* (Food Products)	2,114	145,380
Post Properties, Inc. (Real Estate Investment Trusts)	906	54,124
Potlatch Corp. (Real Estate Investment Trusts)	604	19,026
Primerica, Inc. (Insurance)	906	40,344

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PrivateBancorp, Inc. (Banks)	2,567	$99,086
PTC, Inc.* (Software)	2,114	70,100
Rackspace Hosting, Inc.* (Internet Software & Services)	1,661	35,861
Raymond James Financial, Inc. (Capital Markets)	1,812	86,269
Regency Centers Corp. (Real Estate Investment Trusts)	3,171	237,349
RenaissanceRe Holdings, Ltd. (Insurance)	604	72,377
ResMed, Inc. (Health Care Equipment & Supplies)	4,530	261,924
Rollins, Inc. (Commercial Services & Supplies)	3,020	81,902
RPM International, Inc. (Chemicals)	2,265	107,202
SEI Investments Co. (Capital Markets)	4,530	195,017
Sensient Technologies Corp. (Chemicals)	755	47,912
Service Corp. International (Diversified Consumer Services)	6,342	156,521
Signature Bank* (Banks)	1,661	226,096
Silgan Holdings, Inc. (Containers & Packaging)	755	40,143
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	906	40,734
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,228	128,743
Snyder’s-Lance, Inc. (Food Products)	1,510	47,535
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,208	142,484
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,530	131,551
STERIS PLC (Health Care Equipment & Supplies)	2,718	193,114
SUPERVALU, Inc.* (Food & Staples Retailing)	4,530	26,093
SVB Financial Group* (Banks)	1,661	169,506
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,208	96,326
Synopsys, Inc.* (Software)	3,171	153,603
Synovus Financial Corp. (Banks)	2,114	61,116
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,963	71,434
Taubman Centers, Inc. (Real Estate Investment Trusts)	906	64,534
Teleflex, Inc. (Health Care Equipment & Supplies)	755	118,543
Tempur Sealy International, Inc.* (Household Durables)	1,963	119,331
The Boston Beer Co., Inc.* - Class A (Beverages)	151	27,946
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	755	40,083
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	755	116,247
The Hain Celestial Group, Inc.* (Food Products)	1,812	74,129
The Scotts Miracle-Gro Co. - Class A (Chemicals)	906	65,930
The Toro Co. (Machinery)	1,812	156,050
The Ultimate Software Group, Inc.* (Software)	906	175,311
The Valspar Corp. (Chemicals)	1,359	145,440
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,097	77,286
The WhiteWave Foods Co.* (Food Products)	5,738	233,191
Thor Industries, Inc. (Automobiles)	755	48,146
Toll Brothers, Inc.* (Household Durables)	4,983	147,048
Tootsie Roll Industries, Inc. (Food Products)	303	10,584
TreeHouse Foods, Inc.* (Food Products)	906	78,596
TRI Pointe Group, Inc.* (Household Durables)	2,567	30,239
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,322	82,386
Tyler Technologies, Inc.* (Software)	1,057	135,941
United Therapeutics Corp.* (Biotechnology)	1,510	168,259
Urban Edge Properties (Real Estate Investment Trusts)	1,661	42,920
VCA, Inc.* (Health Care Providers & Services)	2,567	148,090
Vista Outdoor, Inc.* (Leisure Products)	1,963	101,899
Wabtec Corp. (Machinery)	1,812	143,673
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,208	28,436
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,812	41,042
Waste Connections, Inc. (Commercial Services & Supplies)	3,926	253,581
Watsco, Inc. (Trading Companies & Distributors)	604	81,383
Webster Financial Corp. (Banks)	1,661	59,630
Weingarten Realty Investors (Real Estate Investment Trusts)	3,624	135,972
WellCare Health Plans, Inc.* (Health Care Providers & Services)	604	56,021
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,510	104,673
WEX, Inc.* (IT Services)	755	62,937
WGL Holdings, Inc. (Gas Utilities)	906	65,567
Williams-Sonoma, Inc. (Specialty Retail)	1,359	74,392
WisdomTree Investments, Inc. (Capital Markets)	3,624	41,422
Woodward, Inc. (Machinery)	755	39,275
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,661	114,609
TOTAL COMMON STOCKS (Cost $17,139,980)		23,213,152

TOTAL INVESTMENT SECURITIES (Cost $17,139,980) - 100.1%		23,213,152
Net other assets (liabilities) - (0.1)%		(15,044)

NET ASSETS - 100.0%		$23,198,108

*          Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$211,771	0.9%
Airlines	554,445	2.4%
Auto Components	90,029	0.4%
Automobiles	48,146	0.2%
Banks	1,157,514	5.0%
Beverages	27,946	0.1%
Biotechnology	168,259	0.7%
Building Products	655,798	2.8%
Capital Markets	490,792	2.1%
Chemicals	626,579	2.7%
Commercial Services & Supplies	502,993	2.2%
Communications Equipment	295,445	1.3%
Construction & Engineering	28,050	0.1%
Construction Materials	116,453	0.5%
Containers & Packaging	317,271	1.4%
Distributors	437,453	1.9%
Diversified Consumer Services	156,521	0.7%
Diversified Financial Services	746,826	3.2%
Electric Utilities	56,315	0.2%
Electrical Equipment	376,429	1.6%
Electronic Equipment, Instruments & Components	569,042	2.5%
Food & Staples Retailing	243,201	1.0%
Food Products	863,878	3.8%
Gas Utilities	230,603	1.0%
Health Care Equipment & Supplies	1,475,141	6.4%
Health Care Providers & Services	583,129	2.5%
Health Care Technology	35,905	0.2%
Hotels, Restaurants & Leisure	842,329	3.5%
Household Durables	814,597	3.5%
Household Products	36,702	0.2%
Insurance	562,085	2.4%
Internet Software & Services	160,599	0.7%
IT Services	1,499,413	6.5%
Leisure Products	271,198	1.2%
Life Sciences Tools & Services	654,869	2.8%
Machinery	760,178	3.3%
Media	317,754	1.4%
Metals & Mining	42,799	0.2%
Paper & Forest Products	51,702	0.2%
Personal Products	79,684	0.3%
Pharmaceuticals	112,755	0.5%
Professional Services	68,420	0.3%
Real Estate Investment Trusts	2,493,186	10.7%
Real Estate Management & Development	232,540	1.0%
Road & Rail	73,588	0.3%
Semiconductors & Semiconductor Equipment	477,231	2.1%
Software	1,765,702	7.5%
Specialty Retail	259,442	1.1%
Textiles, Apparel & Luxury Goods	342,314	1.5%
Thrifts & Mortgage Finance	41,042	0.2%
Trading Companies & Distributors	81,383	0.4%
Water Utilities	105,706	0.5%
Other**	(15,044)	(0.1)%
Total	$23,198,108	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.2%)
A. Schulman, Inc. (Chemicals)	2,222	$60,483
AAR Corp. (Aerospace & Defense)	2,525	58,757
Abaxis, Inc. (Health Care Equipment & Supplies)	606	27,506
ABM Industries, Inc. (Commercial Services & Supplies)	4,242	137,060
Actuant Corp. - Class A (Machinery)	4,444	109,811
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	303	16,829
ADTRAN, Inc. (Communications Equipment)	3,737	75,562
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,111	38,652
Aegion Corp.* (Construction & Engineering)	2,727	57,512
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,414	23,161
Aerovironment, Inc.* (Aerospace & Defense)	1,515	42,905
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	707	7,218
Agree Realty Corp. (Real Estate Investment Trusts)	606	23,313
Air Methods Corp.* (Health Care Providers & Services)	1,212	43,899
AK Steel Holding Corp.* (Metals & Mining)	6,767	27,948
Albany International Corp. - Class A (Machinery)	1,111	41,762
ALLETE, Inc. (Electric Utilities)	3,535	198,208
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,212	28,361
Amedisys, Inc.* (Health Care Providers & Services)	909	43,941
American Assets Trust, Inc. (Real Estate Investment Trusts)	909	36,287
American Equity Investment Life Holding Co. (Insurance)	6,262	105,201
American Public Education, Inc.* (Diversified Consumer Services)	1,212	25,004
American Science & Engineering, Inc. (Aerospace & Defense)	303	8,390
American States Water Co. (Water Utilities)	1,010	39,754
American Vanguard Corp. (Chemicals)	1,010	15,938
Analogic Corp. (Health Care Equipment & Supplies)	505	39,900
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,020	24,826
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	303	10,199
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	404	18,067
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,121	110,525
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	3,030	131,501
ArcBest Corp. (Road & Rail)	1,818	39,251
Archrock, Inc. (Energy Equipment & Services)	5,252	42,016
Arctic Cat, Inc. (Leisure Products)	1,010	16,968
Asbury Automotive Group, Inc.* (Specialty Retail)	1,010	60,438
Astec Industries, Inc. (Machinery)	1,414	65,991
Astoria Financial Corp. (Thrifts & Mortgage Finance)	6,969	110,389
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	404	30,635
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,919	81,116
Atwood Oceanics, Inc. (Energy Equipment & Services)	4,444	40,751
Avista Corp. (Multi-Utilities)	4,747	193,583
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	404	26,870
Banc of California, Inc. (Banks)	909	15,908
Barnes & Noble Education, Inc.* (Specialty Retail)	2,929	28,704
Barnes & Noble, Inc. (Specialty Retail)	4,646	57,425
Barnes Group, Inc. (Machinery)	1,818	63,685
Basic Energy Services, Inc.* (Energy Equipment & Services)	2,929	8,084
Bel Fuse, Inc. - Class B (Communications Equipment)	707	10,322
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	5,050	47,925
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,838	88,466
Big 5 Sporting Goods Corp. (Specialty Retail)	1,414	15,710
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	101	37,543
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	3,838	23,872
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	606	25,191
Black Box Corp. (Communications Equipment)	1,212	16,326
Blucora, Inc.* (Internet Software & Services)	3,131	16,157
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,515	70,734
Boise Cascade Co.* (Paper & Forest Products)	2,929	60,689
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,131	4,978
Boston Private Financial Holdings, Inc. (Banks)	6,363	72,856
Bottomline Technologies, Inc.* (Software)	1,313	40,033
Brady Corp. - Class A (Commercial Services & Supplies)	1,818	48,795
Briggs & Stratton Corp. (Machinery)	3,333	79,725
Bristow Group, Inc. (Energy Equipment & Services)	2,626	49,684
Brookline Bancorp, Inc. (Banks)	2,121	23,352
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,252	54,621
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,818	74,374

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CACI International, Inc.* - Class A (IT Services)	1,818	$193,980
Calamos Asset Management, Inc. - Class A (Capital Markets)	1,313	11,147
CalAmp Corp.* (Communications Equipment)	1,111	19,920
Caleres, Inc. (Specialty Retail)	3,333	94,291
Calgon Carbon Corp. (Chemicals)	3,838	53,809
California Water Service Group (Water Utilities)	2,727	72,865
Callaway Golf Co. (Leisure Products)	2,525	23,028
Capella Education Co. (Diversified Consumer Services)	808	42,533
Capstead Mortgage Corp. (Real Estate Investment Trusts)	7,272	71,920
CARBO Ceramics, Inc. (Energy Equipment & Services)	1,515	21,513
Cardinal Financial Corp. (Banks)	707	14,387
Cardtronics, Inc.* (IT Services)	1,010	36,350
Career Education Corp.* (Diversified Consumer Services)	5,151	23,386
CareTrust REIT, Inc. (Real Estate Investment Trusts)	1,010	12,827
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,616	49,967
Cash America International, Inc. (Consumer Finance)	1,818	70,248
CDI Corp. (Professional Services)	1,111	6,977
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	2,222	16,065
Celadon Group, Inc. (Road & Rail)	2,121	22,228
Central Garden & Pet Co.* (Household Products)	707	11,552
Central Garden & Pet Co.* - Class A (Household Products)	2,525	41,133
Central Pacific Financial Corp. (Banks)	909	19,789
Century Aluminum Co.* (Metals & Mining)	3,737	26,346
Chart Industries, Inc.* (Machinery)	2,323	50,456
Checkpoint Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,131	31,686
Chesapeake Lodging Trust (Real Estate Investment Trusts)	4,545	120,261
Ciber, Inc.* (IT Services)	5,454	11,508
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	5,555	21,498
CIRCOR International, Inc. (Machinery)	1,212	56,225
City Holding Co. (Banks)	505	24,129
Clearwater Paper Corp.* (Paper & Forest Products)	1,313	63,694
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,646	9,060
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,111	43,362
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	808	74,255
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	707	8,399
Columbia Banking System, Inc. (Banks)	1,212	36,263
Community Bank System, Inc. (Banks)	1,515	57,888
Computer Programs & Systems, Inc. (Health Care Technology)	404	21,056
Comtech Telecommunications Corp. (Communications Equipment)	1,212	28,324
CONMED Corp. (Health Care Equipment & Supplies)	808	33,888
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,121	54,638
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,313	15,480
Core-Mark Holding Co., Inc. (Distributors)	808	65,901
Cousins Properties, Inc. (Real Estate Investment Trusts)	6,464	67,096
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	5,555	53,439
CryoLife, Inc. (Health Care Equipment & Supplies)	1,010	10,858
CSG Systems International, Inc. (IT Services)	606	27,367
CTS Corp. (Electronic Equipment, Instruments & Components)	2,525	39,744
Cubic Corp. (Aerospace & Defense)	1,616	64,575
CVB Financial Corp. (Banks)	2,424	42,299
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,929	23,139
Darling Ingredients, Inc.* (Food Products)	12,524	164,940
DHI Group, Inc.* (Internet Software & Services)	1,111	8,966
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	7,070	71,548
Digi International, Inc.* (Communications Equipment)	808	7,619
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	2,323	40,931
DineEquity, Inc. (Hotels, Restaurants & Leisure)	707	66,055
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,929	58,873
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	505	13,837
Dorman Products, Inc.* (Auto Components)	808	43,971
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,616	14,738
DTS, Inc.* (Electronic Equipment, Instruments & Components)	606	13,199
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,010	17,736
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,111	67,071
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,919	52,120
eHealth, Inc.* (Insurance)	808	7,587
El Paso Electric Co. (Electric Utilities)	3,131	143,650
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,121	15,165
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,111	47,095
EMCOR Group, Inc. (Construction & Engineering)	4,646	225,795
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,010	29,663
Encore Capital Group, Inc.* (Consumer Finance)	1,818	46,795
Encore Wire Corp. (Electrical Equipment)	1,616	62,911
EnerSys (Electrical Equipment)	3,333	185,714
Engility Holdings, Inc.* (Aerospace & Defense)	1,313	24,632

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Enova International, Inc.* (Consumer Finance)	2,020	$12,746
EnPro Industries, Inc. (Machinery)	1,717	99,037
Epiq Systems, Inc. (Software)	2,424	36,408
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	202	16,263
Era Group, Inc.* (Energy Equipment & Services)	1,515	14,211
ESCO Technologies, Inc. (Machinery)	1,010	39,370
Essendant, Inc. (Commercial Services & Supplies)	2,828	90,298
Ethan Allen Interiors, Inc. (Household Durables)	1,919	61,062
ExamWorks Group, Inc.* (Health Care Providers & Services)	1,515	44,783
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,919	11,034
Express, Inc.* (Specialty Retail)	5,454	116,770
Exterran Corp.* (Energy Equipment & Services)	2,626	40,598
EZCORP, Inc.* - Class A (Consumer Finance)	3,939	11,699
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,313	42,292
Federal Signal Corp. (Machinery)	1,414	18,750
First BanCorp.* (Banks)	8,888	25,953
First Cash Financial Services, Inc. (Consumer Finance)	2,121	97,693
First Commonwealth Financial Corp. (Banks)	2,323	20,582
First Financial Bancorp (Banks)	4,646	84,464
First NBC Bank Holding Co.* (Banks)	505	10,398
Five Below, Inc.* (Specialty Retail)	2,424	100,208
Flotek Industries, Inc.* (Chemicals)	4,040	29,613
Forestar Group, Inc.* (Real Estate Management & Development)	1,414	18,439
Forrester Research, Inc. (IT Services)	303	10,184
Forward Air Corp. (Air Freight & Logistics)	707	32,041
Franklin Electric Co., Inc. (Electrical Equipment)	1,717	55,236
Franklin Street Properties Corp. (Real Estate Investment Trusts)	6,767	71,798
Fred’s, Inc. - Class A (Multiline Retail)	2,626	39,154
FTD Cos., Inc.* (Internet & Catalog Retail)	1,414	37,118
FutureFuel Corp. (Chemicals)	1,717	20,243
G & K Services, Inc. - Class A (Commercial Services & Supplies)	808	59,186
Gannett Co., Inc. (Media)	8,787	133,035
General Cable Corp. (Electrical Equipment)	3,737	45,629
Genesco, Inc.* (Specialty Retail)	1,717	124,053
Geospace Technologies Corp.* (Energy Equipment & Services)	1,010	12,463
Getty Realty Corp. (Real Estate Investment Trusts)	606	12,017
Gibraltar Industries, Inc.* (Building Products)	1,212	34,663
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,111	54,317
Glacier Bancorp, Inc. (Banks)	1,919	48,781
Government Properties Income Trust (Real Estate Investment Trusts)	3,636	64,903
Greatbatch, Inc.* (Health Care Equipment & Supplies)	707	25,197
Green Dot Corp.* - Class A (Consumer Finance)	3,434	78,879
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,727	43,523
Greenhill & Co., Inc. (Capital Markets)	1,414	31,391
Group 1 Automotive, Inc. (Specialty Retail)	1,717	100,771
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,010	7,929
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	1,919	11,840
H.B. Fuller Co. (Chemicals)	3,838	162,922
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,222	77,725
Harmonic, Inc.* (Communications Equipment)	5,757	18,825
Harsco Corp. (Machinery)	6,060	33,027
Harte-Hanks, Inc. (Media)	3,636	9,199
Haverty Furniture Cos., Inc. (Specialty Retail)	1,515	32,057
Hawkins, Inc. (Chemicals)	707	25,516
Haynes International, Inc. (Metals & Mining)	909	33,179
HCI Group, Inc. (Insurance)	303	10,090
HealthEquity, Inc.* (Health Care Providers & Services)	1,111	27,408
Healthways, Inc.* (Health Care Providers & Services)	2,424	24,458
Heartland Express, Inc. (Road & Rail)	2,222	41,218
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	7,575	42,420
Hibbett Sports, Inc.* (Specialty Retail)	1,717	61,640
Hillenbrand, Inc. (Machinery)	1,515	45,374
HMS Holdings Corp.* (Health Care Technology)	6,363	91,309
Horace Mann Educators Corp. (Insurance)	3,030	96,020
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	2,424	24,070
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,626	107,115
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,636	29,270
ICU Medical, Inc.* (Health Care Equipment & Supplies)	303	31,542
Independent Bank Corp. (Banks)	606	27,852
Infinity Property & Casualty Corp. (Insurance)	808	65,044
Innophos Holdings, Inc. (Chemicals)	1,515	46,829
Inogen, Inc.* (Health Care Equipment & Supplies)	404	18,172
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,828	80,994
Insperity, Inc. (Professional Services)	505	26,124
Inter Parfums, Inc. (Personal Products)	1,313	40,571
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,414	55,599
Interactive Intelligence Group, Inc.* (Software)	707	25,749
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	2,929	42,295
INTL FCStone, Inc.* (Capital Markets)	1,212	32,397
Intrepid Potash, Inc.* (Chemicals)	4,242	4,709
Invacare Corp. (Health Care Equipment & Supplies)	2,323	30,594

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Investment Technology Group, Inc. (Capital Markets)	1,111	$24,553
Iridium Communications, Inc.* (Diversified Telecommunication Services)	6,161	48,487
iRobot Corp.* (Household Durables)	1,212	42,784
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,929	122,198
Ixia* (Communications Equipment)	1,717	21,394
J & J Snack Foods Corp. (Food Products)	404	43,745
Kaiser Aluminum Corp. (Metals & Mining)	505	42,693
Kaman Corp. - Class A (Trading Companies & Distributors)	2,020	86,234
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,222	30,775
Kelly Services, Inc. - Class A (Professional Services)	2,222	42,485
Kindred Healthcare, Inc. (Health Care Providers & Services)	6,363	78,583
Kirkland’s, Inc. (Specialty Retail)	1,212	21,222
Kite Realty Group Trust (Real Estate Investment Trusts)	6,363	176,319
Knight Transportation, Inc. (Road & Rail)	2,424	63,387
Koppers Holdings, Inc.* (Chemicals)	1,515	34,042
Kraton Performance Polymers, Inc.* (Chemicals)	2,323	40,188
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	5,353	60,596
Landauer, Inc. (Health Care Providers & Services)	202	6,680
La-Z-Boy, Inc. (Household Durables)	1,919	51,314
Lexington Realty Trust (Real Estate Investment Trusts)	16,160	138,976
Lindsay Corp. (Machinery)	808	57,861
Liquidity Services, Inc.* (Internet Software & Services)	1,818	9,417
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	505	62,171
LivePerson, Inc.* (Internet Software & Services)	2,424	14,180
LSB Industries, Inc.* (Chemicals)	1,515	19,316
LTC Properties, Inc. (Real Estate Investment Trusts)	1,111	50,262
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	2,020	26,502
Lumentum Holdings, Inc.* (Communications Equipment)	2,121	57,203
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,717	22,046
M/I Homes, Inc.* (Household Durables)	1,010	18,837
Magellan Health, Inc.* (Health Care Providers & Services)	1,919	130,358
ManTech International Corp. - Class A (IT Services)	1,818	58,158
MarineMax, Inc.* (Specialty Retail)	808	15,732
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,919	129,532
Marten Transport, Ltd. (Road & Rail)	1,818	34,033
Materion Corp. (Metals & Mining)	1,515	40,117
Matrix Service Co.* (Energy Equipment & Services)	1,010	17,877
MB Financial, Inc. (Banks)	1,919	62,272
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	9,797	127,165
Medifast, Inc. (Personal Products)	404	12,197
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	909	18,453
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,010	20,816
MicroStrategy, Inc.* - Class A (Software)	303	54,455
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,020	76,054
Mobile Mini, Inc. (Commercial Services & Supplies)	1,616	53,360
Monotype Imaging Holdings, Inc. (Software)	1,212	28,991
Monster Worldwide, Inc.* (Internet Software & Services)	3,333	10,866
Moog, Inc.* - Class A (Aerospace & Defense)	2,525	115,342
Motorcar Parts of America, Inc.* (Auto Components)	606	23,016
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,212	33,366
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	606	36,875
Mueller Industries, Inc. (Machinery)	4,343	127,770
Myers Industries, Inc. (Containers & Packaging)	1,717	22,081
MYR Group, Inc.* (Construction & Engineering)	1,515	38,042
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,111	17,598
National Penn Bancshares, Inc. (Banks)	4,141	44,060
National Presto Industries, Inc. (Aerospace & Defense)	101	8,458
Navigant Consulting, Inc.* (Professional Services)	1,717	27,146
NBT Bancorp, Inc. (Banks)	1,616	43,551
Neenah Paper, Inc. (Paper & Forest Products)	505	32,148
NETGEAR, Inc.* (Communications Equipment)	909	36,696
Newpark Resources, Inc.* (Energy Equipment & Services)	6,363	27,488
Newport Corp.* (Electronic Equipment, Instruments & Components)	2,929	67,367
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,121	8,463
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	7,777	105,067
Northwest Natural Gas Co. (Gas Utilities)	2,121	114,216
NorthWestern Corp. (Multi-Utilities)	3,636	224,523
OFG Bancorp (Banks)	3,333	23,298
Old National Bancorp (Banks)	8,686	105,882
Olympic Steel, Inc. (Metals & Mining)	707	12,238
Orion Marine Group, Inc.* (Construction & Engineering)	2,121	10,987
Oritani Financial Corp. (Thrifts & Mortgage Finance)	909	15,426
Outerwall, Inc. (Specialty Retail)	505	18,680
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	505	33,951
P.H. Glatfelter Co. (Paper & Forest Products)	3,333	69,093
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,515	24,255
Parkway Properties, Inc. (Real Estate Investment Trusts)	6,161	96,481

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,010	$60,045
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	3,232	70,619
Perficient, Inc.* (IT Services)	1,313	28,518
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	909	16,735
PetMed Express, Inc. (Internet & Catalog Retail)	606	10,853
PharMerica Corp.* (Health Care Providers & Services)	2,323	51,362
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,949	10,888
Piper Jaffray Cos.* (Capital Markets)	1,111	55,061
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,525	99,788
Powell Industries, Inc. (Electrical Equipment)	707	21,076
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	808	40,125
PRA Group, Inc.* (Consumer Finance)	1,313	38,589
ProAssurance Corp. (Insurance)	1,818	91,991
Progress Software Corp.* (Software)	1,515	36,542
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,545	91,764
PS Business Parks, Inc. (Real Estate Investment Trusts)	606	60,909
QLogic Corp.* (Electronic Equipment, Instruments & Components)	6,262	84,161
Quaker Chemical Corp. (Chemicals)	505	42,854
Quality Systems, Inc. (Health Care Technology)	1,515	23,089
Qualys, Inc.* (Software)	505	12,782
Quanex Building Products Corp. (Building Products)	1,010	17,534
QuinStreet, Inc.* (Internet Software & Services)	2,727	9,326
Rayonier Advanced Materials, Inc. (Chemicals)	3,232	30,704
RE/MAX Holdings, Inc. (Real Estate Management & Development)	909	31,178
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	505	32,557
Regis Corp.* (Diversified Consumer Services)	2,929	44,491
Rent-A-Center, Inc. (Specialty Retail)	4,040	64,034
Resources Connection, Inc. (Professional Services)	1,111	17,287
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	404	22,410
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	3,737	2,871
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,323	28,945
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,121	68,339
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,414	84,656
Rovi Corp.* (Software)	6,262	128,434
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	4,747	25,539
Ruckus Wireless, Inc.* (Communications Equipment)	4,141	40,623
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	808	11,037
S&T Bancorp, Inc. (Banks)	909	23,416
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	4,949	99,425
Safety Insurance Group, Inc. (Insurance)	1,111	63,394
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	909	11,063
Saia, Inc.* (Road & Rail)	1,919	54,020
Sanderson Farms, Inc. (Food Products)	1,515	136,623
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,858	136,959
Saul Centers, Inc. (Real Estate Investment Trusts)	303	16,065
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	2,020	81,568
Scholastic Corp. (Media)	2,020	75,487
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,323	73,128
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	2,020	19,049
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,212	65,994
Select Comfort Corp.* (Specialty Retail)	1,414	27,417
Select Medical Holdings Corp.* (Health Care Providers & Services)	7,979	94,232
Selective Insurance Group, Inc. (Insurance)	2,020	73,952
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,030	66,630
Seneca Foods Corp.* - Class A (Food Products)	505	17,544
Simpson Manufacturing Co., Inc. (Building Products)	1,212	46,262
Sizmek, Inc.* (Media)	1,515	4,394
SkyWest, Inc. (Airlines)	3,939	78,741
Sonic Automotive, Inc. - Class A (Specialty Retail)	2,222	41,063
South Jersey Industries, Inc. (Gas Utilities)	5,252	149,419
Southside Bancshares, Inc. (Banks)	1,818	47,395
Southwest Gas Corp. (Gas Utilities)	3,636	239,430
SpartanNash Co. (Food & Staples Retailing)	2,828	85,717
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,030	19,271
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,616	28,296
SPX Corp. (Machinery)	3,232	48,545
SPX FLOW, Inc.* (Machinery)	3,131	78,525
Stage Stores, Inc. (Specialty Retail)	2,323	18,723
Standard Motor Products, Inc. (Auto Components)	1,515	52,495
Standex International Corp. (Machinery)	303	23,576
Stein Mart, Inc. (Specialty Retail)	2,222	16,287
Stepan Co. (Chemicals)	1,414	78,180
Sterling Bancorp (Banks)	3,030	48,268
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,121	78,562
Stewart Information Services Corp. (Insurance)	1,717	62,293
Stillwater Mining Co.* (Metals & Mining)	9,191	97,883
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	3,131	2,473

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Strayer Education, Inc.* (Diversified Consumer Services)	808	$39,390
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,818	21,761
SunCoke Energy, Inc. (Metals & Mining)	4,848	31,512
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,414	48,189
Superior Industries International, Inc. (Auto Components)	1,717	37,911
Sykes Enterprises, Inc.* (IT Services)	909	27,434
Tailored Brands, Inc. (Specialty Retail)	3,636	65,084
Tangoe, Inc.* (Software)	2,828	22,313
TeleTech Holdings, Inc. (IT Services)	303	8,411
Tennant Co. (Machinery)	707	36,396
Tesco Corp. (Energy Equipment & Services)	3,030	26,088
Tetra Tech, Inc. (Commercial Services & Supplies)	4,444	132,520
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,828	17,958
Texas Capital Bancshares, Inc.* (Banks)	1,515	58,146
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,212	52,819
The Andersons, Inc. (Food & Staples Retailing)	2,020	63,448
The Brink’s Co. (Commercial Services & Supplies)	3,737	125,526
The Buckle, Inc. (Specialty Retail)	2,121	71,838
The Cato Corp. - Class A (Specialty Retail)	2,020	77,871
The Chemours Co. (Chemicals)	13,837	96,859
The Children’s Place, Inc. (Specialty Retail)	1,515	126,458
The E.W. Scripps Co. - Class A (Media)	2,222	34,641
The Ensign Group, Inc. (Health Care Providers & Services)	1,111	25,153
The Finish Line, Inc. - Class A (Specialty Retail)	3,333	70,326
The GEO Group, Inc. (Real Estate Investment Trusts)	5,656	196,094
The Greenbrier Cos., Inc. (Machinery)	2,020	55,833
The Laclede Group, Inc. (Gas Utilities)	3,333	225,811
The Marcus Corp. (Hotels, Restaurants & Leisure)	606	11,484
The Medicines Co.* (Pharmaceuticals)	2,121	67,384
The Navigators Group, Inc.* (Insurance)	808	67,767
The Providence Service Corp.* (Health Care Providers & Services)	404	20,632
Tidewater, Inc. (Energy Equipment & Services)	3,535	24,144
TimkenSteel Corp. (Metals & Mining)	2,929	26,654
Titan International, Inc. (Machinery)	3,333	17,932
Tompkins Financial Corp. (Banks)	303	19,392
TopBuild Corp.* (Household Durables)	1,212	36,045
Tredegar Corp. (Chemicals)	1,919	30,167
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	7,272	44,068
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,949	32,911
Tuesday Morning Corp.* (Multiline Retail)	3,333	27,264
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	2,121	56,885
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,515	34,421
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	2,020	44,117
UMB Financial Corp. (Banks)	3,232	166,869
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,111	25,453
UniFirst Corp. (Commercial Services & Supplies)	1,212	132,253
Unit Corp.* (Energy Equipment & Services)	3,838	33,813
United Bankshares, Inc. (Banks)	2,222	81,547
United Community Banks, Inc. (Banks)	1,313	24,251
United Fire Group, Inc. (Insurance)	707	30,981
United Insurance Holdings Corp. (Insurance)	1,313	25,223
Universal Corp. (Tobacco)	1,717	97,543
Universal Electronics, Inc.* (Household Durables)	606	37,566
Universal Health Realty Income Trust (Real Estate Investment Trusts)	303	17,044
Universal Technical Institute, Inc. (Diversified Consumer Services)	1,616	6,965
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	909	19,044
VASCO Data Security International, Inc.* (Software)	1,111	17,109
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,030	59,024
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,515	30,815
Veritiv Corp.* (Trading Companies & Distributors)	606	22,580
Viad Corp. (Commercial Services & Supplies)	1,515	44,177
ViaSat, Inc.* (Communications Equipment)	1,313	96,480
Viavi Solutions, Inc.* (Communications Equipment)	17,675	121,252
Vicor Corp.* (Electrical Equipment)	404	4,234
Virtus Investment Partners, Inc. (Capital Markets)	202	15,778
Vitamin Shoppe, Inc.* (Specialty Retail)	1,919	59,412
VOXX International Corp.* (Distributors)	1,515	6,772
WageWorks, Inc.* (Professional Services)	1,616	81,785
Watts Water Technologies, Inc. - Class A (Machinery)	1,212	66,818
Westamerica Bancorp (Banks)	1,111	54,117
Wilshire Bancorp, Inc. (Banks)	1,717	17,685
Winnebago Industries, Inc. (Automobiles)	909	20,407
Wintrust Financial Corp. (Banks)	3,636	161,220
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,575	139,532
World Acceptance Corp.* (Consumer Finance)	606	22,980
XO Group, Inc.* (Internet Software & Services)	707	11,347
Zumiez, Inc.* (Specialty Retail)	1,515	30,179
TOTAL COMMON STOCKS (Cost $18,771,905)		22,830,584

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $101,001	$101,000	$101,000
TOTAL REPURCHASE AGREEMENTS (Cost $101,000)		101,000

See accompanying notes to schedules of portfolio investments.

Value
TOTAL INVESTMENT SECURITIES (Cost $18,872,905) - 99.6%	22,931,584
Net other assets (liabilities) - 0.4%	90,853

NET ASSETS - 100.0%	$23,022,437

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$346,220	1.5%
Air Freight & Logistics	272,392	1.2%
Airlines	78,741	0.3%
Auto Components	157,393	0.7%
Automobiles	20,407	0.1%
Banks	1,506,270	6.5%
Biotechnology	77,295	0.3%
Building Products	98,459	0.4%
Capital Markets	225,926	1.0%
Chemicals	792,372	3.4%
Commercial Services & Supplies	823,175	3.6%
Communications Equipment	550,546	2.4%
Construction & Engineering	332,336	1.4%
Consumer Finance	379,629	1.6%
Containers & Packaging	22,081	0.1%
Distributors	72,673	0.3%
Diversified Consumer Services	181,769	0.8%
Diversified Telecommunication Services	220,666	1.0%
Electric Utilities	341,858	1.5%
Electrical Equipment	374,800	1.6%
Electronic Equipment, Instruments & Components	1,489,517	6.6%
Energy Equipment & Services	574,250	2.5%
Food & Staples Retailing	149,165	0.6%
Food Products	362,852	1.7%
Gas Utilities	728,876	3.2%
Health Care Equipment & Supplies	359,091	1.6%
Health Care Providers & Services	622,155	2.7%
Health Care Technology	135,454	0.6%
Hotels, Restaurants & Leisure	560,723	2.4%
Household Durables	247,608	1.1%
Household Products	52,685	0.2%
Insurance	699,543	3.0%
Internet & Catalog Retail	47,971	0.2%
Internet Software & Services	80,259	0.3%
IT Services	401,910	1.7%
Leisure Products	39,996	0.2%
Machinery	1,216,469	5.4%
Media	256,756	1.1%
Metals & Mining	338,570	1.5%
Multiline Retail	66,418	0.3%
Multi-Utilities	418,106	1.8%
Oil, Gas & Consumable Fuels	243,142	1.1%
Paper & Forest Products	329,527	1.4%
Personal Products	52,768	0.2%
Pharmaceuticals	88,646	0.4%
Professional Services	201,804	0.9%
Real Estate Investment Trusts	1,725,270	7.5%
Real Estate Management & Development	49,617	0.2%
Road & Rail	283,082	1.2%
Semiconductors & Semiconductor Equipment	635,872	2.8%
Software	402,816	1.7%
Specialty Retail	1,542,895	6.7%
Technology Hardware, Storage & Peripherals	95,284	0.4%
Textiles, Apparel & Luxury Goods	552,325	2.4%
Thrifts & Mortgage Finance	407,645	1.8%
Tobacco	97,543	0.4%
Trading Companies & Distributors	258,051	1.1%
Water Utilities	112,619	0.5%
Wireless Telecommunication Services	28,296	0.1%
Other**	191,853	0.8%
Total	$23,022,437	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
8x8, Inc.* (Diversified Telecommunication Services)	6,432	$64,706
AAON, Inc. (Building Products)	2,948	82,544
Abaxis, Inc. (Health Care Equipment & Supplies)	1,072	48,658
Acadia Realty Trust (Real Estate Investment Trusts)	5,092	178,882
Aceto Corp. (Health Care Providers & Services)	2,144	50,513
Acorda Therapeutics, Inc.* (Biotechnology)	3,484	92,152
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	536	29,769
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,876	65,266
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,484	57,068
Affymetrix, Inc.* (Life Sciences Tools & Services)	5,896	82,603
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	536	5,473
Agree Realty Corp. (Real Estate Investment Trusts)	804	30,930
Air Methods Corp.* (Health Care Providers & Services)	1,340	48,535
AK Steel Holding Corp.* (Metals & Mining)	6,432	26,564
Albany International Corp. - Class A (Machinery)	1,072	40,296
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,876	28,684
Allegiant Travel Co. (Airlines)	1,072	190,880
Almost Family, Inc.* (Health Care Providers & Services)	536	19,961
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,340	31,356
Amedisys, Inc.* (Health Care Providers & Services)	1,072	51,820
American Assets Trust, Inc. (Real Estate Investment Trusts)	1,876	74,890
American Science & Engineering, Inc. (Aerospace & Defense)	268	7,421
American States Water Co. (Water Utilities)	1,608	63,291
American Vanguard Corp. (Chemicals)	804	12,687
American Woodmark Corp.* (Building Products)	1,072	79,960
Ameris Bancorp (Banks)	2,144	63,420
AMERISAFE, Inc. (Insurance)	1,340	70,404
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,484	117,097
Analogic Corp. (Health Care Equipment & Supplies)	536	42,349
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	268	9,021
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	536	23,970
Apogee Enterprises, Inc. (Building Products)	2,144	94,100
Asbury Automotive Group, Inc.* (Specialty Retail)	804	48,111
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	268	20,322
AZZ, Inc. (Electrical Equipment)	1,876	106,182
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,288	91,505
B&G Foods, Inc. - Class A (Food Products)	4,556	158,594
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	804	53,474
Balchem Corp. (Chemicals)	2,412	149,593
Banc of California, Inc. (Banks)	2,412	42,210
Bank Mutual Corp. (Thrifts & Mortgage Finance)	3,216	24,345
Banner Corp. (Banks)	1,608	67,600
Barnes Group, Inc. (Machinery)	2,144	75,104
BBCN Bancorp, Inc. (Banks)	5,896	89,560
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,608	15,260
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	804	33,422
Blackbaud, Inc. (Software)	3,484	219,109
Blue Nile, Inc. (Internet & Catalog Retail)	804	20,671
Bottomline Technologies, Inc.* (Software)	1,608	49,028
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	5,896	121,811
Brady Corp. - Class A (Commercial Services & Supplies)	1,608	43,159
Brookline Bancorp, Inc. (Banks)	3,216	35,408
CalAmp Corp.* (Communications Equipment)	1,608	28,831
Calavo Growers, Inc. (Food Products)	1,072	61,168
California Water Service Group (Water Utilities)	804	21,483
Callaway Golf Co. (Leisure Products)	4,556	41,551
Cal-Maine Foods, Inc. (Food Products)	2,412	125,207
Cambrex Corp.* (Life Sciences Tools & Services)	2,412	106,128
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,680	191,245
Cardinal Financial Corp. (Banks)	1,608	32,723
Cardtronics, Inc.* (IT Services)	2,412	86,808
CareTrust REIT, Inc. (Real Estate Investment Trusts)	2,680	34,036
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,412	74,579
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	3,484	25,189
Central Pacific Financial Corp. (Banks)	1,340	29,172
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,608	36,180
Chemed Corp. (Health Care Providers & Services)	1,340	181,502
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	9,916	38,375
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	4,556	165,885
City Holding Co. (Banks)	536	25,610
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,876	73,221

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,072	$98,517
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,072	12,735
Columbia Banking System, Inc. (Banks)	3,216	96,223
Comfort Systems USA, Inc. (Construction & Engineering)	2,680	85,144
Community Bank System, Inc. (Banks)	1,876	71,682
Computer Programs & Systems, Inc. (Health Care Technology)	268	13,968
CONMED Corp. (Health Care Equipment & Supplies)	1,072	44,960
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,608	41,422
Core-Mark Holding Co., Inc. (Distributors)	804	65,574
CoreSite Realty Corp. (Real Estate Investment Trusts)	2,144	150,101
CorVel Corp.* (Health Care Providers & Services)	804	31,694
Cousins Properties, Inc. (Real Estate Investment Trusts)	8,576	89,019
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,948	123,551
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,412	28,052
CryoLife, Inc. (Health Care Equipment & Supplies)	804	8,643
CSG Systems International, Inc. (IT Services)	1,876	84,720
CVB Financial Corp. (Banks)	4,824	84,179
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	1,608	70,945
Deltic Timber Corp. (Paper & Forest Products)	804	48,361
Depomed, Inc.* (Pharmaceuticals)	4,556	63,465
DHI Group, Inc.* (Internet Software & Services)	2,144	17,302
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	8,040	81,365
Digi International, Inc.* (Communications Equipment)	1,072	10,109
DineEquity, Inc. (Hotels, Restaurants & Leisure)	536	50,078
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,144	58,746
Dorman Products, Inc.* (Auto Components)	1,608	87,507
Drew Industries, Inc. (Auto Components)	1,876	120,927
DTS, Inc.* (Electronic Equipment, Instruments & Components)	804	17,511
Dycom Industries, Inc.* (Construction & Engineering)	2,412	155,984
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,340	80,896
Ebix, Inc. (Software)	1,876	76,522
Education Realty Trust, Inc. (Real Estate Investment Trusts)	4,556	189,531
eHealth, Inc.* (Insurance)	536	5,033
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,412	102,245
Emergent BioSolutions, Inc.* (Biotechnology)	2,144	77,934
Employers Holdings, Inc. (Insurance)	2,412	67,874
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	268	21,577
ESCO Technologies, Inc. (Machinery)	1,072	41,787
Evercore Partners, Inc. - Class A (Capital Markets)	2,948	152,560
ExamWorks Group, Inc.* (Health Care Providers & Services)	1,340	39,610
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,608	9,246
ExlService Holdings, Inc.* (IT Services)	2,412	124,942
Exponent, Inc. (Professional Services)	1,876	95,695
Fabrinet* (Electronic Equipment, Instruments & Components)	2,144	69,358
Federal Signal Corp. (Machinery)	3,216	42,644
Financial Engines, Inc. (Capital Markets)	3,752	117,925
First Commonwealth Financial Corp. (Banks)	4,288	37,992
First Financial Bankshares, Inc. (Banks)	4,824	142,694
First Midwest Bancorp, Inc. (Banks)	5,628	101,417
First NBC Bank Holding Co.* (Banks)	804	16,554
Five Below, Inc.* (Specialty Retail)	1,608	66,475
Forestar Group, Inc.* (Real Estate Management & Development)	1,072	13,979
Forrester Research, Inc. (IT Services)	268	9,007
Forward Air Corp. (Air Freight & Logistics)	1,608	72,875
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	5,218	93,663
Francesca’s Holdings Corp.* (Specialty Retail)	2,948	56,484
Franklin Electric Co., Inc. (Electrical Equipment)	1,072	34,486
G & K Services, Inc. - Class A (Commercial Services & Supplies)	804	58,893
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	2,144	39,278
Gentherm, Inc.* (Auto Components)	2,680	111,461
Getty Realty Corp. (Real Estate Investment Trusts)	1,340	26,572
Gibraltar Industries, Inc.* (Building Products)	1,072	30,659
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,876	91,718
Glacier Bancorp, Inc. (Banks)	3,752	95,376
Government Properties Income Trust (Real Estate Investment Trusts)	1,608	28,703
Greatbatch, Inc.* (Health Care Equipment & Supplies)	1,072	38,206
Greenhill & Co., Inc. (Capital Markets)	804	17,849
Griffon Corp. (Building Products)	2,680	41,406
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,608	56,248
Hanmi Financial Corp. (Banks)	2,412	53,112
Hawaiian Holdings, Inc.* (Airlines)	3,484	164,410
HCI Group, Inc. (Insurance)	268	8,924
Headwaters, Inc.* (Construction Materials)	5,360	106,342
Healthcare Services Group, Inc. (Commercial Services & Supplies)	5,360	197,301
HealthEquity, Inc.* (Health Care Providers & Services)	1,340	33,058
HealthStream, Inc.* (Health Care Technology)	1,876	41,441
Heartland Express, Inc. (Road & Rail)	2,144	39,771
Heartland Payment Systems, Inc. (IT Services)	2,680	258,807
Heidrick & Struggles International, Inc. (Professional Services)	1,340	31,758

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Helen of Troy, Ltd.* (Household Durables)	2,144	$222,311
HFF, Inc. - Class A (Capital Markets)	2,412	66,402
Hillenbrand, Inc. (Machinery)	3,216	96,319
Home BancShares, Inc. (Banks)	4,556	186,568
ICU Medical, Inc.* (Health Care Equipment & Supplies)	804	83,696
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,752	81,456
Impax Laboratories, Inc.* (Pharmaceuticals)	5,092	163,046
Independent Bank Corp. (Banks)	1,340	61,586
Innospec, Inc. (Chemicals)	1,876	81,343
Inogen, Inc.* (Health Care Equipment & Supplies)	536	24,109
Insperity, Inc. (Professional Services)	536	27,727
Installed Building Products, Inc.* (Household Durables)	1,340	35,657
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,144	144,420
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,948	115,915
Interactive Intelligence Group, Inc.* (Software)	536	19,521
Interface, Inc. (Commercial Services & Supplies)	4,824	89,437
Investment Technology Group, Inc. (Capital Markets)	1,340	29,614
iRobot Corp.* (Household Durables)	804	28,381
Ixia* (Communications Equipment)	2,948	36,732
J & J Snack Foods Corp. (Food Products)	804	87,057
John Bean Technologies Corp. (Machinery)	2,144	120,943
Kaiser Aluminum Corp. (Metals & Mining)	804	67,970
KapStone Paper & Packaging Corp. (Paper & Forest Products)	4,288	59,388
Knight Transportation, Inc. (Road & Rail)	2,144	56,066
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	4,556	7,563
Korn/Ferry International (Professional Services)	4,288	121,308
Landauer, Inc. (Health Care Providers & Services)	536	17,726
Lannett Co., Inc.* (Pharmaceuticals)	2,144	38,442
La-Z-Boy, Inc. (Household Durables)	1,876	50,164
LegacyTexas Financial Group, Inc. (Banks)	3,216	63,194
LendingTree, Inc.* (Thrifts & Mortgage Finance)	536	52,410
LHC Group, Inc.* (Health Care Providers & Services)	1,072	38,120
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,340	143,501
Lithia Motors, Inc. - Class A (Specialty Retail)	1,608	140,427
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	1,072	131,973
LivePerson, Inc.* (Internet Software & Services)	1,340	7,839
LogMeIn, Inc.* (Internet Software & Services)	1,876	94,663
LTC Properties, Inc. (Real Estate Investment Trusts)	1,608	72,746
Lumentum Holdings, Inc.* (Communications Equipment)	1,340	36,140
Luminex Corp.* (Life Sciences Tools & Services)	2,948	57,191
Lydall, Inc.* (Machinery)	1,340	43,577
M/I Homes, Inc.* (Household Durables)	804	14,995
MarineMax, Inc.* (Specialty Retail)	1,072	20,872
Masimo Corp.* (Health Care Equipment & Supplies)	3,216	134,557
Matrix Service Co.* (Energy Equipment & Services)	1,072	18,974
Matson, Inc. (Marine)	3,216	129,187
Matthews International Corp. - Class A (Commercial Services & Supplies)	2,412	124,146
MB Financial, Inc. (Banks)	3,216	104,359
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	8,040	104,359
Medidata Solutions, Inc.* (Health Care Technology)	4,020	155,614
Medifast, Inc. (Personal Products)	268	8,091
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,608	32,642
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,144	44,188
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,216	59,464
Meritage Homes Corp.* (Household Durables)	2,680	97,713
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,680	78,363
MicroStrategy, Inc.* - Class A (Software)	268	48,165
MiMedx Group, Inc.* (Biotechnology)	7,236	63,243
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,876	70,631
Mobile Mini, Inc. (Commercial Services & Supplies)	1,608	53,096
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,556	42,097
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	804	15,646
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,680	170,556
Monotype Imaging Holdings, Inc. (Software)	1,608	38,463
Monro Muffler Brake, Inc. (Specialty Retail)	2,412	172,385
Monster Worldwide, Inc.* (Internet Software & Services)	3,484	11,358
Motorcar Parts of America, Inc.* (Auto Components)	804	30,536
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	536	32,616
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	804	12,735
National Penn Bancshares, Inc. (Banks)	6,164	65,585
National Presto Industries, Inc. (Aerospace & Defense)	268	22,442
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,412	92,693
Navigant Consulting, Inc.* (Professional Services)	1,876	29,660
NBT Bancorp, Inc. (Banks)	1,608	43,336
Neenah Paper, Inc. (Paper & Forest Products)	804	51,183
Nektar Therapeutics* (Pharmaceuticals)	9,916	136,345
Neogen Corp.* (Health Care Equipment & Supplies)	2,680	134,938
NETGEAR, Inc.* (Communications Equipment)	1,608	64,915

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NIC, Inc. (Internet Software & Services)	4,556	$82,145
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,876	7,485
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,948	48,465
Nutrisystem, Inc. (Internet & Catalog Retail)	2,144	44,745
NuVasive, Inc.* (Health Care Equipment & Supplies)	3,752	182,535
Omnicell, Inc.* (Health Care Technology)	2,680	74,692
On Assignment, Inc.* (Professional Services)	3,484	128,629
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,876	31,836
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,340	87,757
Outerwall, Inc. (Specialty Retail)	804	29,740
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	536	36,035
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	2,144	116,183
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,412	143,393
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	1,876	40,991
Perficient, Inc.* (IT Services)	1,340	29,105
PetMed Express, Inc. (Internet & Catalog Retail)	804	14,400
PGT, Inc.* (Building Products)	3,484	34,283
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,340	36,234
Piedmont Natural Gas Co., Inc. (Gas Utilities)	5,896	352,757
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	4,556	159,917
Pinnacle Financial Partners, Inc. (Banks)	2,680	131,481
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,608	83,712
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,340	66,544
PRA Group, Inc.* (Consumer Finance)	2,144	63,012
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	3,752	200,318
ProAssurance Corp. (Insurance)	2,144	108,486
Progress Software Corp.* (Software)	2,412	58,177
Proto Labs, Inc.* (Machinery)	1,608	123,961
PS Business Parks, Inc. (Real Estate Investment Trusts)	804	80,810
Quaker Chemical Corp. (Chemicals)	536	45,485
Quality Systems, Inc. (Health Care Technology)	1,876	28,590
Qualys, Inc.* (Software)	1,340	33,915
Quanex Building Products Corp. (Building Products)	1,608	27,915
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,040	110,551
RE/MAX Holdings, Inc. (Real Estate Management & Development)	268	9,192
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	536	34,556
Repligen Corp.* (Biotechnology)	2,412	64,690
Resources Connection, Inc. (Professional Services)	1,608	25,020
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	7,236	145,588
RLI Corp. (Insurance)	2,680	179,186
Ruckus Wireless, Inc.* (Communications Equipment)	2,680	26,291
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,608	21,965
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,412	44,405
S&T Bancorp, Inc. (Banks)	1,608	41,422
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	804	9,785
Saul Centers, Inc. (Real Estate Investment Trusts)	536	28,419
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,608	15,163
Select Comfort Corp.* (Specialty Retail)	2,144	41,572
Selective Insurance Group, Inc. (Insurance)	2,412	88,303
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,876	41,253
Simmons First National Corp. - Class A (Banks)	2,144	96,630
Simpson Manufacturing Co., Inc. (Building Products)	1,876	71,607
Sonic Corp. (Hotels, Restaurants & Leisure)	3,484	122,497
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,340	8,522
Stamps.com, Inc.* (Internet Software & Services)	1,072	113,931
Standex International Corp. (Machinery)	536	41,706
Sterling Bancorp (Banks)	5,896	93,923
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,144	79,414
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	1,072	847
Sturm, Ruger & Co., Inc. (Leisure Products)	1,340	91,629
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	4,556	54,535
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,340	45,667
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,412	36,783
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,876	86,821
SurModics, Inc.* (Health Care Equipment & Supplies)	1,072	19,736
Sykes Enterprises, Inc.* (IT Services)	2,144	64,706
Synchronoss Technologies, Inc.* (Software)	2,948	95,338
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	8,308	64,553
Take-Two Interactive Software, Inc.* (Software)	6,164	232,199
Talmer Bancorp, Inc. - Class A (Banks)	4,556	82,418
TASER International, Inc.* (Aerospace & Defense)	4,020	78,913
TeleTech Holdings, Inc. (IT Services)	804	22,319
Tennant Co. (Machinery)	536	27,593
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,484	108,004
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,216	20,422
Texas Capital Bancshares, Inc.* (Banks)	1,876	72,001

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	3,484	$151,834
The E.W. Scripps Co. - Class A (Media)	1,608	25,069
The Ensign Group, Inc. (Health Care Providers & Services)	2,412	54,608
The Marcus Corp. (Hotels, Restaurants & Leisure)	804	15,236
The Medicines Co.* (Pharmaceuticals)	2,948	93,658
The Providence Service Corp.* (Health Care Providers & Services)	536	27,374
Tompkins Financial Corp. (Banks)	536	34,304
TopBuild Corp.* (Household Durables)	1,608	47,822
Trex Co., Inc.* (Building Products)	2,144	102,762
TrueBlue, Inc.* (Professional Services)	3,216	84,098
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	2,144	57,502
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	804	39,983
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,412	54,801
United Bankshares, Inc. (Banks)	2,680	98,356
United Community Banks, Inc. (Banks)	3,216	59,400
United Fire Group, Inc. (Insurance)	804	35,231
Universal Electronics, Inc.* (Household Durables)	536	33,227
Universal Forest Products, Inc. (Building Products)	1,608	137,998
Universal Health Realty Income Trust (Real Estate Investment Trusts)	536	30,150
Universal Insurance Holdings, Inc. (Insurance)	2,412	42,934
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	1,072	22,458
US Concrete, Inc.* (Construction Materials)	1,072	63,870
US Ecology, Inc. (Commercial Services & Supplies)	1,608	71,009
VASCO Data Security International, Inc.* (Software)	1,072	16,509
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,340	43,590
ViaSat, Inc.* (Communications Equipment)	2,144	157,541
Vicor Corp.* (Electrical Equipment)	804	8,426
Virtus Investment Partners, Inc. (Capital Markets)	268	20,933
Virtusa Corp.* (IT Services)	1,876	70,275
WageWorks, Inc.* (Professional Services)	1,072	54,254
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,876	45,531
Watts Water Technologies, Inc. - Class A (Machinery)	804	44,325
WD-40 Co. (Household Products)	1,072	115,787
Westamerica Bancorp (Banks)	804	39,163
Wilshire Bancorp, Inc. (Banks)	3,484	35,885
Winnebago Industries, Inc. (Automobiles)	1,072	24,066
World Wrestling Entertainment, Inc. - Class A (Media)	2,412	42,596
XO Group, Inc.* (Internet Software & Services)	1,072	17,206
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	2,412	65,510
TOTAL COMMON STOCKS (Cost $17,998,525)		23,485,298

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $23,000	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000

TOTAL INVESTMENT SECURITIES (Cost $18,021,525) - 100.2%		23,508,298
Net other assets (liabilities) - (0.2)%		(48,448)

NET ASSETS - 100.0%		$23,459,850

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$165,844	0.7%
Air Freight & Logistics	72,875	0.3%
Airlines	355,290	1.5%
Auto Components	350,431	1.5%
Automobiles	24,066	0.1%
Banks	2,394,543	10.1%
Biotechnology	523,495	2.2%
Building Products	703,234	3.1%
Capital Markets	521,198	2.2%
Chemicals	289,108	1.2%
Commercial Services & Supplies	637,041	2.7%
Communications Equipment	360,559	1.5%
Construction & Engineering	241,128	1.0%
Construction Materials	170,212	0.7%
Consumer Finance	63,012	0.3%
Distributors	65,574	0.3%
Diversified Telecommunication Services	277,324	1.2%
Electrical Equipment	149,094	0.6%
Electronic Equipment, Instruments & Components	710,717	3.0%
Energy Equipment & Services	94,197	0.4%
Food Products	432,026	1.9%
Gas Utilities	352,757	1.5%
Health Care Equipment & Supplies	1,554,660	6.6%
Health Care Providers & Services	954,989	4.1%
Health Care Technology	314,305	1.3%
Hotels, Restaurants & Leisure	979,720	4.1%
Household Durables	530,270	2.3%
Household Products	115,787	0.5%
Insurance	606,375	2.6%
Internet & Catalog Retail	79,816	0.3%
Internet Software & Services	344,444	1.5%
IT Services	750,689	3.2%
Leisure Products	133,180	0.6%
Life Sciences Tools & Services	274,606	1.2%
Machinery	698,255	3.0%
Marine	129,187	0.6%
Media	67,665	0.3%
Metals & Mining	94,534	0.4%
Oil, Gas & Consumable Fuels	290,857	1.2%
Paper & Forest Products	158,932	0.7%
Personal Products	8,091	NM
Pharmaceuticals	787,097	3.4%
Professional Services	598,149	2.5%
Real Estate Investment Trusts	1,663,833	7.1%
Real Estate Management & Development	23,171	0.1%
Road & Rail	95,837	0.4%
Semiconductors & Semiconductor Equipment	899,114	3.8%
Software	886,946	3.8%
Specialty Retail	576,066	2.5%
Technology Hardware, Storage & Peripherals	271,463	1.2%
Textiles, Apparel & Luxury Goods	264,669	1.1%
Thrifts & Mortgage Finance	294,092	1.3%
Water Utilities	84,774	0.4%
Other**	(25,448)	(0.1)%
Total	$23,459,850	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	8,484	$670,491
Baidu, Inc.*ADR (Internet Software & Services)	3,737	713,319
BHP Billiton PLCADR (Metals & Mining)	25,452	578,524
BHP Billiton, Ltd.ADR (Metals & Mining)	32,926	852,783
China Life Insurance Co., Ltd.ADR (Insurance)	71,508	878,833
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	18,988	1,052,885
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,353	626,622
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	24,846	1,099,684
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	12,221	552,267
HDFC Bank, Ltd.ADR (Banks)	17,069	1,051,963
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	64,135	720,877
ICICI Bank, Ltd.ADR (Banks)	118,473	848,267
Infosys Technologies, Ltd.ADR (IT Services)	52,318	995,088
JD.com, Inc.*ADR (Internet & Catalog Retail)	33,835	896,628
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	26,866	561,768
Jumei International Holding, Ltd.*ADR (Internet & Catalog Retail)	38,279	249,196
Korea Electric Power Corp.ADR (Electric Utilities)	56,964	1,466,823
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	91,001	1,040,141
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	24,846	410,207
Netease.com, Inc.ADR (Internet Software & Services)	6,262	899,098
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	26,462	915,321
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	14,847	984,356
POSCOADR (Metals & Mining)	11,009	521,056
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	9,898	747,794
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	68,074	1,783,539
Tata Motors, Ltd.*ADR (Automobiles)	17,069	495,854
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	59,691	593,328
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	31,209	401,972
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	50,298	229,862
YY, Inc.*ADR (Internet Software & Services)	8,585	528,750
TOTAL COMMON STOCKS (Cost $12,872,123)		23,367,296

	Principal Amount	Value
Repurchase Agreements(a)(1.0%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $240,002	$240,000	$240,000
TOTAL REPURCHASE AGREEMENTS (Cost $240,000)		240,000

TOTAL INVESTMENT SECURITIES (Cost $13,112,123) - 100.7%		23,607,296
Net other assets (liabilities) - (0.7)%		(164,304)

NET ASSETS - 100.0%		$23,442,992

*                              Non-income producing security

(a)                      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                 American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Automobiles	$495,854	2.1%
Banks	1,900,230	8.1%
Diversified Consumer Services	915,321	3.9%
Electric Utilities	1,466,823	6.3%
Electronic Equipment, Instruments & Components	1,040,141	4.4%
Hotels, Restaurants & Leisure	410,207	1.7%
Insurance	878,833	3.7%
Internet & Catalog Retail	2,647,480	11.3%
Internet Software & Services	3,559,452	15.3%
IT Services	995,088	4.2%
Metals & Mining	1,952,363	8.3%
Oil, Gas & Consumable Fuels	1,610,978	6.9%
Pharmaceuticals	552,267	2.4%
Semiconductors & Semiconductor Equipment	3,889,374	16.6%
Wireless Telecommunication Services	1,052,885	4.5%
Other**	75,696	0.3%
Total	$23,442,992	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2016:

	Value	% of Net Assets
Australia	$1,431,307	6.1%
China	10,997,022	47.0%
Hong Kong	1,463,092	6.2%
India	3,943,439	16.8%
South Korea	3,028,020	12.9%
Taiwan	2,504,416	10.7%
Other**	75,696	0.3%
Total	$23,442,992	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Anheuser-Busch InBev N.V.ADR (Beverages)	5,958	$742,724
ArcelorMittalNYS (Metals & Mining)	62,890	288,036
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	15,557	679,685
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	6,951	697,811
AstraZeneca PLCADR (Pharmaceuticals)	30,452	857,528
Banco Santander S.A.ADR (Banks)	150,274	655,195
Barclays PLCADR (Banks)	65,538	564,938
BP PLCADR (Oil, Gas & Consumable Fuels)	35,086	1,058,895
British American Tobacco PLCADR (Tobacco)	6,289	735,247
Criteo S.A.*ADR (Internet Software & Services)	15,226	630,661
Diageo PLCADR (Beverages)	6,620	714,099
EricssonADR (Communications Equipment)	69,179	693,865
GlaxoSmithKline PLCADR (Pharmaceuticals)	23,170	939,544
HSBC Holdings PLCADR (Banks)	37,403	1,163,981
ING Groep N.V.ADR (Banks)	69,510	829,254
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	26,149	746,554
Lloyds Banking Group PLCADR (Banks)	174,106	687,719
National Grid PLCADR (Multi-Utilities)	13,240	945,601
Nokia Corp.ADR (Communications Equipment)	97,645	577,082
Rio Tinto PLCADR (Metals & Mining)	33,762	954,452
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	29,459	1,427,289
Ryanair Holdings PLCADR (Airlines)	9,930	852,193
S.A.P. SEADR (Software)	16,219	1,304,332
SanofiADR (Pharmaceuticals)	14,895	598,183
Statoil ASAADR (Oil, Gas & Consumable Fuels)	53,622	834,358
Telefonica S.A.ADR (Diversified Telecommunication Services)	70,834	788,382
Tenaris S.A.ADR (Energy Equipment & Services)	42,037	1,040,836
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	26,811	1,217,756
Unilever N.V.NYS (Personal Products)	27,473	1,227,494
Vodafone Group PLCADR (Wireless Telecommunication Services)	34,093	1,092,681
TOTAL COMMON STOCKS (Cost $20,657,210)		25,546,375

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $39,000	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

TOTAL INVESTMENT SECURITIES (Cost $20,696,210) - 99.5%		25,585,375
Net other assets (liabilities) - 0.5%		118,415

NET ASSETS - 100.0%		$25,703,790

*                              Non-income producing security

(a)                      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                 American Depositary Receipt

NYS                  New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Airlines	$852,193	3.3%
Banks	3,901,087	15.0%
Beverages	1,456,823	5.7%
Communications Equipment	1,270,947	4.9%
Diversified Telecommunication Services	788,382	3.1%
Energy Equipment & Services	1,040,836	4.1%
Industrial Conglomerates	746,554	2.9%
Internet Software & Services	630,661	2.5%
Metals & Mining	1,242,488	4.8%
Multi-Utilities	945,601	3.7%
Oil, Gas & Consumable Fuels	4,538,298	17.6%
Personal Products	1,227,494	4.8%
Pharmaceuticals	2,395,255	9.3%
Semiconductors & Semiconductor Equipment	1,377,496	5.3%
Software	1,304,332	5.1%
Tobacco	735,247	2.9%
Wireless Telecommunication Services	1,092,681	4.3%
Other**	157,415	0.7%
Total	$25,703,790	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2016:

	Value	% of Net Assets
Belgium	$742,724	2.9%
Finland	577,082	2.2%
France	2,446,600	9.5%
Germany	1,304,332	5.1%
Ireland	852,193	3.3%
Luxembourg	1,328,872	5.2%
Netherlands	3,700,908	14.4%
Norway	834,358	3.2%
Spain	1,443,577	5.6%
Sweden	693,865	2.7%
United Kingdom	11,621,864	45.2%
Other**	157,415	0.7%
Total	$25,703,790	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.9%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $6,334,041	$6,334,000	$6,334,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,334,000)		6,334,000

TOTAL INVESTMENT SECURITIES (Cost $6,334,000) - 99.9%		6,334,000
Net other assets (liabilities) - 0.1%		6,905

NET ASSETS - 100.0%		$6,340,905

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $792,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/16	0.70%	$3,692,861	$26,813
MSCI EAFE Index	UBS AG	4/27/16	1.20%	2,629,794	18,859
				$6,322,655	$45,672

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (88.4%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	16,300	$95,355
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	14,507	1,146,488
Ambev S.A.ADR (Beverages)	57,050	295,518
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	22,005	341,739
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	5,216	71,407
Baidu, Inc.*ADR (Internet Software & Services)	3,586	684,496
BRF S.A.ADR (Food Products)	7,987	113,575
Cemex S.A.B. de C.V.*ADR (Construction Materials)	17,441	126,970
China Life Insurance Co., Ltd.ADR (Insurance)	19,397	238,389
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	14,344	795,375
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,260	212,389
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,793	94,150
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	7,498	98,674
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,890	165,086
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,119	248,050
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	652	54,149
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	4,564	202,003
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	1,141	51,562
Embraer S.A.ADR (Aerospace & Defense)	2,119	55,857
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	1,467	61,042
Enersis S.A.ADR (Electric Utilities)	5,053	70,237
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,793	172,683
Grupo Televisa S.A.B.ADR (Media)	5,705	156,659
HDFC Bank, Ltd.ADR (Banks)	5,379	331,508
ICICI Bank, Ltd.ADR (Banks)	18,419	131,880
Infosys Technologies, Ltd.ADR (IT Services)	25,917	492,942
JD.com, Inc.*ADR (Internet & Catalog Retail)	11,573	306,684
KB Financial Group, Inc.ADR (Banks)	5,053	139,412
Korea Electric Power Corp.ADR (Electric Utilities)	6,683	172,087
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	5,705	65,208
Netease.com, Inc.ADR (Internet Software & Services)	978	140,421
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,771	183,717
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	19,397	113,279
POSCOADR (Metals & Mining)	4,238	200,585
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	3,260	165,771
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	1,304	98,517
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	6,520	192,601
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,194	218,091
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,564	92,056
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	48,411	1,268,368
Tata Motors, Ltd.*ADR (Automobiles)	2,608	75,762
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	5,705	109,992
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	30,970	64,418
Vale S.A.ADR (Metals & Mining)	19,560	82,348
Wipro, Ltd.ADR (IT Services)	7,661	96,375
TOTAL COMMON STOCKS (Cost $8,265,168)		10,293,875

Preferred Stocks (7.5%)
Banco Bradesco S.A.ADR (Banks)	33,904	252,585
Itau Unibanco Holding S.A.ADR (Banks)	39,446	338,841
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	26,569	120,358
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	6,031	75,327
Vale S.A.ADR (Metals & Mining)	26,243	81,878
TOTAL PREFERRED STOCKS (Cost $886,109)		868,989

	Principal Amount	Value
Repurchase Agreements(a)(b)(5.7%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $661,004	$661,000	$661,000
TOTAL REPURCHASE AGREEMENTS (Cost $661,000)		661,000

TOTAL INVESTMENT SECURITIES (Cost $9,812,277) - 101.6%		11,823,864
Net other assets (liabilities) - (1.6)%		(183,636)

NET ASSETS - 100.0%		$11,640,228

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $264,000.

See accompanying notes to schedules of portfolio investments.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/16	0.85%	$880,997	$16,436
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/16	0.65%	(407,852)	(1,179)
				$473,145	$15,257

^	Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$55,857	0.5%
Automobiles	75,762	0.7%
Banks	1,412,317	12.2%
Beverages	522,350	4.4%
Construction Materials	126,970	1.1%
Diversified Telecommunication Services	599,008	5.1%
Electric Utilities	242,324	2.1%
Electronic Equipment, Instruments & Components	65,208	0.6%
Food Products	113,575	1.0%
Independent Power and Renewable Electricity Producers	61,042	0.5%
Insurance	238,389	2.0%
Internet & Catalog Retail	508,687	4.4%
Internet Software & Services	2,069,922	17.9%
IT Services	589,317	5.0%
Media	156,659	1.3%
Metals & Mining	436,218	3.7%
Oil, Gas & Consumable Fuels	1,180,386	10.1%
Pharmaceuticals	51,562	0.4%
Semiconductors & Semiconductor Equipment	1,428,141	12.3%
Wireless Telecommunication Services	1,229,170	10.6%
Other**	477,364	4.1%
Total	$11,640,228	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2016:

	Value	% of Net Assets
Brazil	$1,639,558	14.1%
Chile	131,279	1.1%
China	3,653,978	31.5%
Hong Kong	795,375	6.8%
India	1,180,029	10.1%
Indonesia	165,771	1.4%
Mexico	852,200	7.3%
South Africa	264,008	2.3%
South Korea	887,439	7.6%
Taiwan	1,593,227	13.7%
Other**	477,364	4.1%
Total	$11,640,228	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(94.5%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $11,221,073	$11,221,000	$11,221,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,221,000)		11,221,000

TOTAL INVESTMENT SECURITIES (Cost $11,221,000) - 94.5%		11,221,000
Net other assets (liabilities) - 5.5%		651,692

NET ASSETS - 100.0%		$11,872,692

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	141	6/10/16	$11,851,050	$(15,989)

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (66.6%)
3M Co. (Industrial Conglomerates)	588	$97,978
Abbott Laboratories (Health Care Equipment & Supplies)	1,416	59,231
AbbVie, Inc. (Biotechnology)	1,548	88,422
Accenture PLC - Class A (IT Services)	600	69,240
Activision Blizzard, Inc. (Software)	492	16,649
Adobe Systems, Inc.* (Software)	480	45,024
Advance Auto Parts, Inc. (Specialty Retail)	72	11,544
Aetna, Inc. (Health Care Providers & Services)	336	37,750
Affiliated Managers Group, Inc.* (Capital Markets)	48	7,795
Aflac, Inc. (Insurance)	408	25,761
Agilent Technologies, Inc. (Life Sciences Tools & Services)	312	12,433
AGL Resources, Inc. (Gas Utilities)	120	7,817
Air Products & Chemicals, Inc. (Chemicals)	192	27,658
Airgas, Inc. (Chemicals)	60	8,498
Akamai Technologies, Inc.* (Internet Software & Services)	168	9,336
Alcoa, Inc. (Metals & Mining)	1,272	12,186
Alexion Pharmaceuticals, Inc.* (Biotechnology)	216	30,072
Allegion PLC (Building Products)	96	6,116
Allergan PLC* (Pharmaceuticals)	384	102,924
Alliance Data Systems Corp.* (IT Services)	60	13,200
Alphabet, Inc.* - Class A (Internet Software & Services)	276	210,560
Alphabet, Inc.* - Class C (Internet Software & Services)	288	214,546
Altria Group, Inc. (Tobacco)	1,884	118,051
Amazon.com, Inc.* (Internet & Catalog Retail)	372	220,834
Ameren Corp. (Multi-Utilities)	228	11,423
American Airlines Group, Inc. (Airlines)	576	23,622
American Electric Power Co., Inc. (Electric Utilities)	468	31,075
American Express Co. (Consumer Finance)	792	48,629
American International Group, Inc. (Insurance)	1,104	59,670
American Tower Corp. (Real Estate Investment Trusts)	408	41,767
American Water Works Co., Inc. (Water Utilities)	168	11,580
Ameriprise Financial, Inc. (Capital Markets)	168	15,794
AmerisourceBergen Corp. (Health Care Providers & Services)	192	16,618
AMETEK, Inc. (Electrical Equipment)	228	11,395
Amgen, Inc. (Biotechnology)	720	107,949
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	300	17,346
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	492	22,912
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	300	17,757
Anthem, Inc. (Health Care Providers & Services)	252	35,025
Aon PLC (Insurance)	264	27,575
Apache Corp. (Oil, Gas & Consumable Fuels)	360	17,572
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	156	6,524
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,340	582,006
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,092	23,129
Archer-Daniels-Midland Co. (Food Products)	576	20,915
Assurant, Inc. (Insurance)	60	4,629
AT&T, Inc. (Diversified Telecommunication Services)	5,928	232,199
Autodesk, Inc.* (Software)	216	12,595
Automatic Data Processing, Inc. (IT Services)	444	39,831
AutoNation, Inc.* (Specialty Retail)	72	3,361
AutoZone, Inc.* (Specialty Retail)	24	19,121
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	132	25,106
Avery Dennison Corp. (Containers & Packaging)	84	6,057
Baker Hughes, Inc. (Energy Equipment & Services)	420	18,409
Ball Corp. (Containers & Packaging)	132	9,410
Bank of America Corp. (Banks)	9,948	134,497
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	72	14,592
Baxalta, Inc. (Biotechnology)	564	22,786
Baxter International, Inc. (Health Care Equipment & Supplies)	528	21,690
BB&T Corp. (Banks)	756	25,152
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	204	30,971
Bed Bath & Beyond, Inc.* (Specialty Retail)	156	7,744
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,800	255,384
Best Buy Co., Inc. (Specialty Retail)	276	8,953
Biogen, Inc.* (Biotechnology)	216	56,229
BlackRock, Inc. (Capital Markets)	120	40,868
BorgWarner, Inc. (Auto Components)	216	8,294
Boston Properties, Inc. (Real Estate Investment Trusts)	144	18,300
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,296	24,378
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,608	102,719
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	360	55,620
Brown-Forman Corp. - Class B (Beverages)	96	9,453
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	132	9,798
CA, Inc. (Software)	288	8,868
Cablevision Systems Corp. - Class A (Media)	216	7,128

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	444	$10,083
California Resources Corp. (Oil, Gas & Consumable Fuels)	28	29
Cameron International Corp.* (Energy Equipment & Services)	180	12,069
Campbell Soup Co. (Food Products)	168	10,717
Capital One Financial Corp. (Consumer Finance)	504	34,932
Cardinal Health, Inc. (Health Care Providers & Services)	312	25,568
CarMax, Inc.* (Specialty Retail)	192	9,811
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	432	22,797
Caterpillar, Inc. (Machinery)	564	43,168
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	276	7,954
CBS Corp. - Class B (Media)	408	22,477
Celgene Corp.* (Biotechnology)	756	75,668
Centene Corp.* (Health Care Providers & Services)	168	10,344
CenterPoint Energy, Inc. (Multi-Utilities)	420	8,786
CenturyLink, Inc. (Diversified Telecommunication Services)	528	16,875
Cerner Corp.* (Health Care Technology)	288	15,252
CF Industries Holdings, Inc. (Chemicals)	228	7,146
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	504	2,076
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,812	172,865
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	24	11,303
Chubb, Ltd. (Insurance)	444	52,903
Church & Dwight Co., Inc. (Household Products)	120	11,062
Cigna Corp. (Health Care Providers & Services)	252	34,584
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	96	9,338
Cincinnati Financial Corp. (Insurance)	144	9,412
Cintas Corp. (Commercial Services & Supplies)	84	7,544
Cisco Systems, Inc. (Communications Equipment)	4,848	138,024
Citigroup, Inc. (Banks)	2,844	118,737
Citizens Financial Group, Inc. (Banks)	504	10,559
Citrix Systems, Inc.* (Software)	144	11,316
CME Group, Inc. (Diversified Financial Services)	324	31,120
CMS Energy Corp. (Multi-Utilities)	264	11,204
Coach, Inc. (Textiles, Apparel & Luxury Goods)	264	10,584
Coca-Cola Enterprises, Inc. (Beverages)	204	10,351
Cognizant Technology Solutions Corp.* (IT Services)	588	36,868
Colgate-Palmolive Co. (Household Products)	864	61,042
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	384	9,638
Comcast Corp. - Class A (Media)	2,340	142,927
Comerica, Inc. (Banks)	168	6,362
ConAgra Foods, Inc. (Food Products)	420	18,740
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	120	12,125
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,188	47,841
Consolidated Edison, Inc. (Multi-Utilities)	288	22,067
Constellation Brands, Inc. - Class A (Beverages)	168	25,383
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,068	22,311
Costco Wholesale Corp. (Food & Staples Retailing)	420	66,184
Crown Castle International Corp. (Real Estate Investment Trusts)	324	28,026
CSRA, Inc. (IT Services)	132	3,551
CSX Corp. (Road & Rail)	924	23,793
Cummins, Inc. (Machinery)	156	17,151
CVS Health Corp. (Food & Staples Retailing)	1,056	109,538
D.R. Horton, Inc. (Household Durables)	312	9,432
Danaher Corp. (Industrial Conglomerates)	576	54,639
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	108	7,160
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	156	11,447
Deere & Co. (Machinery)	288	22,173
Delphi Automotive PLC (Auto Components)	264	19,805
Delta Air Lines, Inc. (Airlines)	744	36,218
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	228	14,052
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	492	13,500
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	60	1,304
Discover Financial Services (Consumer Finance)	396	20,164
Discovery Communications, Inc.* - Class A (Media)	144	4,123
Discovery Communications, Inc.* - Class C (Media)	228	6,156
Dollar General Corp. (Multiline Retail)	276	23,626
Dollar Tree, Inc.* (Multiline Retail)	228	18,801
Dominion Resources, Inc. (Multi-Utilities)	576	43,269
Dover Corp. (Machinery)	144	9,264
Dr. Pepper Snapple Group, Inc. (Beverages)	180	16,096
DTE Energy Co. (Multi-Utilities)	168	15,231
Duke Energy Corp. (Electric Utilities)	660	53,248
E*TRADE Financial Corp.* (Capital Markets)	276	6,759
E.I. du Pont de Nemours & Co. (Chemicals)	840	53,189
Eastman Chemical Co. (Chemicals)	144	10,401
Eaton Corp. PLC (Electrical Equipment)	444	27,777
eBay, Inc.* (Internet Software & Services)	1,044	24,910
Ecolab, Inc. (Chemicals)	252	28,103
Edison International (Electric Utilities)	312	22,430
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	204	17,995
Electronic Arts, Inc.* (Software)	300	19,833
Eli Lilly & Co. (Pharmaceuticals)	936	67,401
EMC Corp. (Technology Hardware, Storage & Peripherals)	1,872	49,889
Emerson Electric Co. (Electrical Equipment)	624	33,933
Endo International PLC* (Pharmaceuticals)	192	5,405
Entergy Corp. (Electric Utilities)	168	13,319

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	528		$38,322
EQT Corp. (Oil, Gas & Consumable Fuels)	156		10,493
Equifax, Inc. (Professional Services)	120		13,715
Equinix, Inc. (Real Estate Investment Trusts)	72		23,811
Equity Residential (Real Estate Investment Trusts)	348		26,110
Essex Property Trust, Inc. (Real Estate Investment Trusts)	60		14,032
Eversource Energy (Electric Utilities)	300		17,502
Exelon Corp. (Electric Utilities)	888		31,844
Expedia, Inc. (Internet & Catalog Retail)	120		12,938
Expeditors International of Washington, Inc. (Air Freight & Logistics)	180		8,786
Express Scripts Holding Co.* (Health Care Providers & Services)	648		44,511
Extra Space Storage, Inc. (Real Estate Investment Trusts)	120		11,215
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,996		334,027
F5 Networks, Inc.* (Communications Equipment)	72		7,621
Facebook, Inc.* - Class A (Internet Software & Services)	2,208		251,933
Fastenal Co. (Trading Companies & Distributors)	276		13,524
Federal Realty Investment Trust (Real Estate Investment Trusts)	72		11,236
FedEx Corp. (Air Freight & Logistics)	252		41,005
Fidelity National Information Services, Inc. (IT Services)	264		16,714
Fifth Third Bancorp (Banks)	756		12,618
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	72		4,930
FirstEnergy Corp. (Electric Utilities)	408		14,676
Fiserv, Inc.* (IT Services)	216		22,157
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	132		4,349
Flowserve Corp. (Machinery)	120		5,329
Fluor Corp. (Construction & Engineering)	132		7,089
FMC Corp. (Chemicals)	132		5,329
FMC Technologies, Inc.* (Energy Equipment & Services)	216		5,910
Ford Motor Co. (Automobiles)	3,756		50,706
Franklin Resources, Inc. (Capital Markets)	360		14,058
Freeport-McMoRan, Inc. (Metals & Mining)	1,200		12,408
Frontier Communications Corp. (Diversified Telecommunication Services)	1,128		6,306
GameStop Corp. - Class A (Specialty Retail)	96		3,046
Garmin, Ltd. (Household Durables)	108		4,316
General Dynamics Corp. (Aerospace & Defense)	276		36,258
General Electric Co. (Industrial Conglomerates)	8,988		285,729
General Growth Properties, Inc. (Real Estate Investment Trusts)	564		16,768
General Mills, Inc. (Food Products)	576		36,490
General Motors Co. (Automobiles)	1,356		42,619
Genuine Parts Co. (Distributors)	144		14,308
Gilead Sciences, Inc. (Biotechnology)	1,320		121,254
H & R Block, Inc. (Diversified Consumer Services)	228		6,024
Halliburton Co. (Energy Equipment & Services)	828		29,576
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	372		10,542
Harley-Davidson, Inc. (Automobiles)	180		9,239
Harman International Industries, Inc. (Household Durables)	72		6,411
Harris Corp. (Communications Equipment)	120		9,343
Hartford Financial Services Group, Inc. (Insurance)	384		17,695
Hasbro, Inc. (Leisure Products)	108		8,651
HCA Holdings, Inc.* (Health Care Providers & Services)	300		23,415
HCP, Inc. (Real Estate Investment Trusts)	444		14,466
Helmerich & Payne, Inc. (Energy Equipment & Services)	108		6,342
Henry Schein, Inc.* (Health Care Providers & Services)	84		14,501
Hess Corp. (Oil, Gas & Consumable Fuels)	252		13,268
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,656		29,361
Hologic, Inc.* (Health Care Equipment & Supplies)	240		8,280
Honeywell International, Inc. (Aerospace & Defense)	744		83,366
Hormel Foods Corp. (Food Products)	264		11,415
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	720		12,024
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,668		20,550
Humana, Inc. (Health Care Providers & Services)	144		26,345
Huntington Bancshares, Inc. (Banks)	768		7,327
Illinois Tool Works, Inc. (Machinery)	312		31,961
Illumina, Inc.* (Life Sciences Tools & Services)	144		23,344
Ingersoll-Rand PLC (Machinery)	252		15,627
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,548		147,127
Intercontinental Exchange, Inc. (Diversified Financial Services)	120		28,217
International Business Machines Corp. (IT Services)	852		129,035
International Flavors & Fragrances, Inc. (Chemicals)	72		8,191
International Paper Co. (Containers & Packaging)	396		16,252
Intuit, Inc. (Software)	252		26,211
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	36		21,638
Invesco, Ltd. (Capital Markets)	396		12,185
Iron Mountain, Inc. (Real Estate Investment Trusts)	180		6,104
J.B. Hunt Transport Services, Inc. (Road & Rail)	84		7,076
Jacobs Engineering Group, Inc.* (Construction & Engineering)	120		5,226
Johnson & Johnson (Pharmaceuticals)	2,652		286,946
Johnson Controls, Inc. (Auto Components)	624		24,318
JPMorgan Chase & Co. (Banks)	3,540		209,639

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc. (Communications Equipment)	336	$8,571
Kansas City Southern (Road & Rail)	108	9,229
Kellogg Co. (Food Products)	240	18,372
KeyCorp (Banks)	804	8,876
Kimberly-Clark Corp. (Household Products)	348	46,809
Kimco Realty Corp. (Real Estate Investment Trusts)	396	11,397
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,764	31,505
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	144	10,485
Kohl’s Corp. (Multiline Retail)	180	8,390
L Brands, Inc. (Specialty Retail)	240	21,074
L-3 Communications Holdings, Inc. (Aerospace & Defense)	72	8,532
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	96	11,244
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	156	12,886
Legg Mason, Inc. (Capital Markets)	108	3,745
Leggett & Platt, Inc. (Household Durables)	132	6,389
Lennar Corp. - Class A (Household Durables)	168	8,124
Leucadia National Corp. (Diversified Financial Services)	324	5,239
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	276	14,587
Lincoln National Corp. (Insurance)	228	8,938
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	228	10,160
Lockheed Martin Corp. (Aerospace & Defense)	252	55,818
Loews Corp. (Insurance)	252	9,642
Lowe’s Cos., Inc. (Specialty Retail)	876	66,357
LyondellBasell Industries N.V. - Class A (Chemicals)	336	28,755
M&T Bank Corp. (Banks)	156	17,316
Macy’s, Inc. (Multiline Retail)	300	13,227
Mallinckrodt PLC* (Pharmaceuticals)	108	6,618
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	816	9,090
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	504	18,739
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	180	12,831
Marsh & McLennan Cos., Inc. (Insurance)	504	30,638
Martin Marietta Materials, Inc. (Construction Materials)	60	9,571
Masco Corp. (Building Products)	324	10,190
MasterCard, Inc. - Class A (IT Services)	948	89,586
Mattel, Inc. (Leisure Products)	324	10,893
McCormick & Co., Inc. (Food Products)	108	10,744
McDonald’s Corp. (Hotels, Restaurants & Leisure)	864	108,588
McGraw Hill Financial, Inc. (Diversified Financial Services)	252	24,943
McKesson Corp. (Health Care Providers & Services)	216	33,966
Mead Johnson Nutrition Co. - Class A (Food Products)	180	15,295
Medtronic PLC (Health Care Equipment & Supplies)	1,356	101,700
Merck & Co., Inc. (Pharmaceuticals)	2,676	141,587
MetLife, Inc. (Insurance)	1,056	46,401
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	168	9,569
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	192	9,254
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	996	10,428
Microsoft Corp. (Software)	7,620	420,852
Mohawk Industries, Inc.* (Household Durables)	60	11,454
Molson Coors Brewing Co. - Class B (Beverages)	180	17,312
Mondelez International, Inc. - Class A (Food Products)	1,512	60,660
Monsanto Co. (Chemicals)	420	36,851
Monster Beverage Corp.* (Beverages)	144	19,207
Moody’s Corp. (Diversified Financial Services)	168	16,222
Morgan Stanley (Capital Markets)	1,476	36,915
Motorola Solutions, Inc. (Communications Equipment)	156	11,809
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	156	3,930
Mylan N.V.* (Pharmaceuticals)	396	18,355
National Oilwell Varco, Inc. (Energy Equipment & Services)	360	11,196
Navient Corp. (Consumer Finance)	336	4,022
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	276	7,532
Netflix, Inc.* (Internet & Catalog Retail)	408	41,710
Newell Rubbermaid, Inc. (Household Durables)	252	11,161
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	192	6,384
Newmont Mining Corp. (Metals & Mining)	504	13,396
News Corp. - Class A (Media)	360	4,597
News Corp. - Class B (Media)	108	1,431
NextEra Energy, Inc. (Electric Utilities)	444	52,543
Nielsen Holdings PLC (Professional Services)	348	18,325
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,296	79,666
NiSource, Inc. (Multi-Utilities)	312	7,351
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	408	12,815
Nordstrom, Inc. (Multiline Retail)	120	6,865
Norfolk Southern Corp. (Road & Rail)	288	23,976
Northern Trust Corp. (Capital Markets)	204	13,295
Northrop Grumman Corp. (Aerospace & Defense)	180	35,622
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	300	3,903
Nucor Corp. (Metals & Mining)	312	14,758
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	492	17,530
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	732	50,091
Omnicom Group, Inc. (Media)	228	18,976
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	204	6,091
Oracle Corp. (Software)	3,036	124,202
O’Reilly Automotive, Inc.* (Specialty Retail)	96	26,271

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Owens-Illinois, Inc.* (Containers & Packaging)	156	$2,490
PACCAR, Inc. (Machinery)	336	18,376
Parker-Hannifin Corp. (Machinery)	132	14,663
Patterson Cos., Inc. (Health Care Providers & Services)	84	3,909
Paychex, Inc. (IT Services)	312	16,851
PayPal Holdings, Inc.* (IT Services)	1,068	41,225
Pentair PLC (Machinery)	180	9,767
People’s United Financial, Inc. (Banks)	300	4,779
PepsiCo, Inc. (Beverages)	1,392	142,652
PerkinElmer, Inc. (Life Sciences Tools & Services)	108	5,342
Perrigo Co. PLC (Pharmaceuticals)	144	18,422
Pfizer, Inc. (Pharmaceuticals)	5,820	172,505
PG&E Corp. (Electric Utilities)	480	28,666
Philip Morris International, Inc. (Tobacco)	1,488	145,988
Phillips 66 (Oil, Gas & Consumable Fuels)	456	39,485
Pinnacle West Capital Corp. (Electric Utilities)	108	8,108
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	156	21,955
Pitney Bowes, Inc. (Commercial Services & Supplies)	180	3,877
PNC Financial Services Group, Inc. (Banks)	480	40,594
PPG Industries, Inc. (Chemicals)	252	28,095
PPL Corp. (Electric Utilities)	648	24,669
Praxair, Inc. (Chemicals)	276	31,588
Principal Financial Group, Inc. (Insurance)	264	10,415
Prologis, Inc. (Real Estate Investment Trusts)	504	22,267
Prudential Financial, Inc. (Insurance)	432	31,199
Public Service Enterprise Group, Inc. (Multi-Utilities)	492	23,193
Public Storage (Real Estate Investment Trusts)	144	39,720
PulteGroup, Inc. (Household Durables)	300	5,613
PVH Corp. (Textiles, Apparel & Luxury Goods)	84	8,321
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	120	6,049
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,440	73,642
Quanta Services, Inc.* (Construction & Engineering)	156	3,519
Quest Diagnostics, Inc. (Health Care Providers & Services)	132	9,431
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	60	5,776
Range Resources Corp. (Oil, Gas & Consumable Fuels)	168	5,440
Raytheon Co. (Aerospace & Defense)	288	35,317
Realty Income Corp. (Real Estate Investment Trusts)	240	15,002
Red Hat, Inc.* (Software)	180	13,412
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	72	25,952
Regions Financial Corp. (Banks)	1,236	9,703
Republic Services, Inc. (Commercial Services & Supplies)	228	10,864
Reynolds American, Inc. (Tobacco)	792	39,846
Robert Half International, Inc. (Professional Services)	132	6,149
Rockwell Automation, Inc. (Electrical Equipment)	132	15,015
Rockwell Collins, Inc. (Aerospace & Defense)	132	12,172
Roper Technologies, Inc. (Industrial Conglomerates)	96	17,546
Ross Stores, Inc. (Specialty Retail)	396	22,928
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	168	13,801
Ryder System, Inc. (Road & Rail)	48	3,109
salesforce.com, Inc.* (Software)	612	45,183
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	192	14,607
SCANA Corp. (Multi-Utilities)	132	9,260
Schlumberger, Ltd. (Energy Equipment & Services)	1,212	89,384
Scripps Networks Interactive, Inc. - Class A (Media)	96	6,288
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	288	9,922
Sealed Air Corp. (Containers & Packaging)	192	9,218
Sempra Energy (Multi-Utilities)	228	23,723
Signet Jewelers, Ltd. (Specialty Retail)	72	8,930
Simon Property Group, Inc. (Real Estate Investment Trusts)	300	62,306
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	180	14,022
SL Green Realty Corp. (Real Estate Investment Trusts)	96	9,300
Snap-on, Inc. (Machinery)	60	9,419
Southwest Airlines Co. (Airlines)	612	27,418
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	372	3,002
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	648	19,829
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	276	15,180
Stanley Black & Decker, Inc. (Machinery)	144	15,150
Staples, Inc. (Specialty Retail)	624	6,883
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,428	85,252
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	168	14,016
State Street Corp. (Capital Markets)	384	22,472
Stericycle, Inc.* (Commercial Services & Supplies)	84	10,600
Stryker Corp. (Health Care Equipment & Supplies)	300	32,187
SunTrust Banks, Inc. (Banks)	492	17,751
Symantec Corp. (Software)	624	11,469
Synchrony Financial* (Consumer Finance)	804	23,043
Sysco Corp. (Food & Staples Retailing)	504	23,552
T. Rowe Price Group, Inc. (Capital Markets)	240	17,630
Target Corp. (Multiline Retail)	576	47,393
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	360	22,291
TECO Energy, Inc. (Multi-Utilities)	228	6,277
TEGNA, Inc. (Media)	216	5,067
Tenet Healthcare Corp.* (Health Care Providers & Services)	96	2,777
Teradata Corp.* (IT Services)	132	3,464
Tesoro Corp. (Oil, Gas & Consumable Fuels)	120	10,321

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	972	$55,812
Textron, Inc. (Aerospace & Defense)	264	9,625
The ADT Corp. (Commercial Services & Supplies)	156	6,437
The AES Corp. (Independent Power and Renewable Electricity Producers)	636	7,505
The Allstate Corp. (Insurance)	360	24,253
The Bank of New York Mellon Corp. (Capital Markets)	1,032	38,009
The Boeing Co. (Aerospace & Defense)	600	76,164
The Charles Schwab Corp. (Capital Markets)	1,152	32,279
The Clorox Co. (Household Products)	120	15,127
The Coca-Cola Co. (Beverages)	3,756	174,241
The Dow Chemical Co. (Chemicals)	1,080	54,929
The Dun & Bradstreet Corp. (Professional Services)	36	3,711
The Estee Lauder Cos., Inc. - Class A (Personal Products)	216	20,371
The Gap, Inc. (Specialty Retail)	216	6,350
The Goldman Sachs Group, Inc. (Capital Markets)	384	60,280
The Goodyear Tire & Rubber Co. (Auto Components)	252	8,311
The Hershey Co. (Food Products)	144	13,261
The Home Depot, Inc. (Specialty Retail)	1,224	163,319
The Interpublic Group of Cos., Inc. (Media)	384	8,813
The JM Smucker Co. - Class A (Food Products)	120	15,581
The Kraft Heinz Co. (Food Products)	576	45,251
The Kroger Co. (Food & Staples Retailing)	936	35,802
The Macerich Co. (Real Estate Investment Trusts)	120	9,509
The Mosaic Co. (Chemicals)	336	9,072
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	108	7,169
The Priceline Group, Inc.* (Internet & Catalog Retail)	48	61,870
The Procter & Gamble Co. (Household Products)	2,556	210,384
The Progressive Corp. (Insurance)	564	19,819
The Sherwin-Williams Co. (Chemicals)	72	20,496
The Southern Co. (Electric Utilities)	876	45,315
The TJX Cos., Inc. (Specialty Retail)	648	50,771
The Travelers Cos., Inc. (Insurance)	288	33,612
The Walt Disney Co. (Media)	1,440	143,007
The Western Union Co. (IT Services)	480	9,259
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	660	10,606
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	384	54,371
Tiffany & Co. (Specialty Retail)	108	7,925
Time Warner Cable, Inc. (Media)	276	56,475
Time Warner, Inc. (Media)	756	54,848
Torchmark Corp. (Insurance)	108	5,849
Total System Services, Inc. (IT Services)	168	7,993
Tractor Supply Co. (Specialty Retail)	132	11,941
Transocean, Ltd. (Energy Equipment & Services)	324	2,961
TripAdvisor, Inc.* (Internet & Catalog Retail)	108	7,182
Twenty-First Century Fox, Inc. - Class A (Media)	1,080	30,110
Twenty-First Century Fox, Inc. - Class B (Media)	420	11,844
Tyco International PLC (Commercial Services & Supplies)	408	14,978
Tyson Foods, Inc. - Class A (Food Products)	288	19,198
U.S. Bancorp (Banks)	1,572	63,807
UDR, Inc. (Real Estate Investment Trusts)	252	9,710
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	180	15,269
Union Pacific Corp. (Road & Rail)	816	64,913
United Continental Holdings, Inc.* (Airlines)	348	20,831
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	660	69,611
United Rentals, Inc.* (Trading Companies & Distributors)	84	5,224
United Technologies Corp. (Aerospace & Defense)	744	74,474
UnitedHealth Group, Inc. (Health Care Providers & Services)	912	117,558
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	84	10,476
Unum Group (Insurance)	228	7,050
Urban Outfitters, Inc.* (Specialty Retail)	84	2,780
V.F. Corp. (Textiles, Apparel & Luxury Goods)	324	20,982
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	456	29,248
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	96	7,682
Ventas, Inc. (Real Estate Investment Trusts)	324	20,399
VeriSign, Inc.* (Internet Software & Services)	96	8,500
Verisk Analytics, Inc.* - Class A (Professional Services)	144	11,508
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,924	212,210
Vertex Pharmaceuticals, Inc.* (Biotechnology)	240	19,078
Viacom, Inc. - Class B (Media)	336	13,870
Visa, Inc. - Class A (IT Services)	1,848	141,335
Vornado Realty Trust (Real Estate Investment Trusts)	168	15,864
Vulcan Materials Co. (Construction Materials)	132	13,935
W.W. Grainger, Inc. (Trading Companies & Distributors)	60	14,006
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	828	69,751
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,512	103,557
Waste Management, Inc. (Commercial Services & Supplies)	396	23,364
Waters Corp.* (Life Sciences Tools & Services)	84	11,081
WEC Energy Group, Inc. (Multi-Utilities)	300	18,021
Wells Fargo & Co. (Banks)	4,452	215,298
Welltower, Inc. (Real Estate Investment Trusts)	348	24,130
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	228	10,771
WestRock Co. (Containers & Packaging)	240	9,367

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weyerhaeuser Co. (Real Estate Investment Trusts)	756	$23,421
Whirlpool Corp. (Household Durables)	72	12,984
Whole Foods Market, Inc. (Food & Staples Retailing)	312	9,706
Willis Towers Watson PLC (Insurance)	132	15,663
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	108	8,254
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	84	7,848
Xcel Energy, Inc. (Electric Utilities)	492	20,575
Xerox Corp. (IT Services)	912	10,178
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	252	11,952
XL Group PLC (Insurance)	276	10,157
Xylem, Inc. (Machinery)	168	6,871
Yahoo!, Inc.* (Internet Software & Services)	840	30,920
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	396	32,413
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	168	17,914
Zions Bancorp (Banks)	192	4,648
Zoetis, Inc. (Pharmaceuticals)	444	19,683
TOTAL COMMON STOCKS (Cost $13,135,406)		17,290,950

	Principal Amount	Value
Repurchase Agreements(b)(c)(7.2%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $1,868,012	$1,868,000	$1,868,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,868,000)		1,868,000

TOTAL INVESTMENT SECURITIES (Cost $15,003,406) - 73.8%		19,158,950
Net other assets (liabilities) - 26.2%		6,817,528

NET ASSETS - 100.0%		$25,976,478

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $1,765,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	6/20/16	$820,400	$28,475

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/16	0.55%	$3,624,182	$40,882
SPDR S&P 500 ETF	Goldman Sachs International	4/27/16	0.46%	1,090,415	12,110
				4,714,597	52,992

S&P 500	UBS AG	4/27/16	0.50%	20,975,323	121,872
SPDR S&P 500 ETF	UBS AG	4/27/16	0.50%	8,043,557	54,346
				29,018,880	176,218
				$33,733,477	$229,210

^	Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$427,348	1.6%
Air Freight & Logistics	129,200	0.5%
Airlines	108,089	0.4%
Auto Components	60,728	0.2%
Automobiles	102,564	0.4%
Banks	907,667	3.6%
Beverages	414,695	1.6%
Biotechnology	547,410	2.1%
Building Products	16,306	0.1%
Capital Markets	322,084	1.2%
Chemicals	358,301	1.4%
Commercial Services & Supplies	77,664	0.3%
Communications Equipment	175,368	0.7%
Construction & Engineering	15,834	0.1%
Construction Materials	23,506	0.1%
Consumer Finance	130,790	0.5%
Containers & Packaging	52,794	0.2%
Distributors	14,308	0.1%
Diversified Consumer Services	6,024	NM
Diversified Financial Services	368,294	1.4%
Diversified Telecommunication Services	482,177	1.9%
Electric Utilities	363,970	1.5%
Electrical Equipment	88,120	0.3%
Electronic Equipment, Instruments & Components	66,297	0.3%
Energy Equipment & Services	177,151	0.7%
Food & Staples Retailing	418,090	1.6%
Food Products	296,639	1.1%
Gas Utilities	7,817	NM
Health Care Equipment & Supplies	387,490	1.5%
Health Care Providers & Services	469,469	1.8%
Health Care Technology	15,252	0.1%
Hotels, Restaurants & Leisure	324,263	1.2%
Household Durables	75,884	0.3%
Household Products	344,424	1.3%
Independent Power and Renewable Electricity Producers	11,408	NM
Industrial Conglomerates	455,892	1.9%
Insurance	451,281	1.7%
Internet & Catalog Retail	344,534	1.3%
Internet Software & Services	750,705	2.8%
IT Services	650,487	2.5%
Leisure Products	19,544	0.1%
Life Sciences Tools & Services	106,571	0.4%
Machinery	218,919	0.8%
Media	538,137	2.1%
Metals & Mining	52,748	0.2%
Multiline Retail	118,302	0.5%
Multi-Utilities	199,805	0.8%
Oil, Gas & Consumable Fuels	992,620	3.8%
Personal Products	20,371	0.1%
Pharmaceuticals	942,565	3.6%
Professional Services	53,408	0.2%
Real Estate Investment Trusts	518,514	2.0%
Real Estate Management & Development	7,954	NM
Road & Rail	132,096	0.5%
Semiconductors & Semiconductor Equipment	480,783	1.9%
Software	755,614	2.8%
Specialty Retail	459,109	1.8%
Technology Hardware, Storage & Peripherals	724,638	2.8%
Textiles, Apparel & Luxury Goods	160,709	0.6%
Tobacco	303,885	1.2%
Trading Companies & Distributors	32,754	0.1%
Water Utilities	11,580	NM
Other**	8,685,528	33.4%
Total	$25,976,478	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (60.8%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,170	$18,100
A.O. Smith Corp. (Building Products)	858	65,474
Aaron’s, Inc. (Specialty Retail)	702	17,620
Abercrombie & Fitch Co. - Class A (Specialty Retail)	780	24,601
ABIOMED, Inc.* (Health Care Equipment & Supplies)	468	44,371
ACI Worldwide, Inc.* (Software)	1,326	27,568
Acuity Brands, Inc. (Electrical Equipment)	468	102,090
Acxiom Corp.* (IT Services)	858	18,396
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,332	20,896
AECOM* (Construction & Engineering)	1,716	52,836
AGCO Corp. (Machinery)	780	38,766
Akorn, Inc.* (Pharmaceuticals)	936	22,024
Alaska Air Group, Inc. (Airlines)	1,404	115,156
Albemarle Corp. (Chemicals)	1,248	79,785
Alexander & Baldwin, Inc. (Real Estate Management & Development)	546	20,027
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	858	77,984
Align Technology, Inc.* (Health Care Equipment & Supplies)	858	62,368
Alleghany Corp.* (Insurance)	156	77,407
Allegheny Technologies, Inc. (Metals & Mining)	1,248	20,342
Alliant Energy Corp. (Multi-Utilities)	1,326	98,495
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,184	28,851
AMC Networks, Inc.* - Class A (Media)	702	45,587
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,482	69,787
American Eagle Outfitters, Inc. (Specialty Retail)	1,872	31,206
American Financial Group, Inc. (Insurance)	780	54,889
AmSurg Corp.* (Health Care Providers & Services)	624	46,550
ANSYS, Inc.* (Software)	1,014	90,712
AptarGroup, Inc. (Containers & Packaging)	702	55,044
Aqua America, Inc. (Water Utilities)	2,028	64,531
ARRIS International PLC* (Communications Equipment)	2,028	46,482
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,014	65,311
Arthur J. Gallagher & Co. (Insurance)	2,028	90,205
Ascena Retail Group, Inc.* (Specialty Retail)	1,950	21,567
Ashland, Inc. (Chemicals)	702	77,192
Aspen Insurance Holdings, Ltd. (Insurance)	702	33,485
Associated Banc-Corp. (Banks)	1,716	30,785
Atmel Corp. (Semiconductors & Semiconductor Equipment)	4,758	38,635
Atmos Energy Corp. (Gas Utilities)	1,170	86,884
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,482	65,652
Avon Products, Inc. (Personal Products)	4,914	23,636
BancorpSouth, Inc. (Banks)	936	19,946
Bank of Hawaii Corp. (Banks)	468	31,955
Bank of the Ozarks, Inc. (Banks)	936	39,284
BE Aerospace, Inc. (Aerospace & Defense)	1,170	53,960
Belden, Inc. (Electronic Equipment, Instruments & Components)	468	28,726
Bemis Co., Inc. (Containers & Packaging)	1,092	56,544
Big Lots, Inc. (Multiline Retail)	546	24,728
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	234	31,992
Bio-Techne Corp. (Life Sciences Tools & Services)	390	36,863
Black Hills Corp. (Multi-Utilities)	546	32,831
Brinker International, Inc. (Hotels, Restaurants & Leisure)	624	28,673
Broadridge Financial Solutions, Inc. (IT Services)	1,326	78,645
Brown & Brown, Inc. (Insurance)	1,326	47,471
Brunswick Corp. (Leisure Products)	1,014	48,652
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	234	34,660
Cabela’s, Inc.* - Class A (Specialty Retail)	546	26,585
Cable One, Inc. (Media)	78	34,096
Cabot Corp. (Chemicals)	702	33,928
Cadence Design Systems, Inc.* (Software)	3,432	80,927
CalAtlantic Group, Inc. (Household Durables)	858	28,674
Camden Property Trust (Real Estate Investment Trusts)	1,014	85,267
Care Capital Properties, Inc. (Real Estate Investment Trusts)	936	25,122
Carlisle Cos., Inc. (Industrial Conglomerates)	702	69,849
Carpenter Technology Corp. (Metals & Mining)	546	18,690
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	624	65,756
Casey’s General Stores, Inc. (Food & Staples Retailing)	468	53,033
Catalent, Inc.* (Pharmaceuticals)	1,092	29,124
Cathay General Bancorp (Banks)	858	24,307
CBOE Holdings, Inc. (Diversified Financial Services)	936	61,149
CDK Global, Inc. (Software)	1,794	83,511
CEB, Inc. (Professional Services)	390	25,245
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	546	41,463
Chico’s FAS, Inc. (Specialty Retail)	1,482	19,666
Ciena Corp.* (Communications Equipment)	1,482	28,188
Cinemark Holdings, Inc. (Media)	1,170	41,921
CLARCOR, Inc. (Machinery)	546	31,553
Clean Harbors, Inc.* (Commercial Services & Supplies)	624	30,788
Cleco Corp. (Electric Utilities)	702	38,757
CNO Financial Group, Inc. (Insurance)	2,028	36,342
Cognex Corp. (Electronic Equipment, Instruments & Components)	936	36,457

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Commerce Bancshares, Inc. (Banks)	936	$42,073
Commercial Metals Co. (Metals & Mining)	1,326	22,502
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	1,404	31,239
Community Health Systems, Inc.* (Health Care Providers & Services)	1,248	23,100
CommVault Systems, Inc.* (Software)	468	20,204
Compass Minerals International, Inc. (Metals & Mining)	390	27,635
Computer Sciences Corp. (IT Services)	1,560	53,648
comScore, Inc.* (Internet Software & Services)	546	16,402
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	2,574	29,060
Convergys Corp. (IT Services)	1,092	30,325
Copart, Inc.* (Commercial Services & Supplies)	1,170	47,700
CoreLogic, Inc.* (IT Services)	1,014	35,186
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,092	28,654
Corrections Corp. of America (Real Estate Investment Trusts)	1,326	42,498
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	234	35,725
Crane Co. (Machinery)	546	29,408
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,170	34,047
CST Brands, Inc. (Specialty Retail)	858	32,853
Cullen/Frost Bankers, Inc. (Banks)	624	34,389
Curtiss-Wright Corp. (Aerospace & Defense)	468	35,414
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,588	31,072
Dana Holding Corp. (Auto Components)	1,716	24,178
Dean Foods Co. (Food Products)	1,014	17,562
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	390	23,365
Deluxe Corp. (Commercial Services & Supplies)	546	34,120
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	3,978	8,831
DeVry Education Group, Inc. (Diversified Consumer Services)	624	10,776
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,014	47,405
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	702	20,295
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	546	71,997
Domtar Corp. (Paper & Forest Products)	702	28,431
Donaldson Co., Inc. (Machinery)	1,404	44,802
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,560	46,972
DreamWorks Animation SKG, Inc.* - Class A (Media)	780	19,461
Dril-Quip, Inc.* (Energy Equipment & Services)	468	28,342
DST Systems, Inc. (IT Services)	390	43,980
Duke Realty Corp. (Real Estate Investment Trusts)	3,900	87,905
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,014	47,830
Eagle Materials, Inc. (Construction Materials)	546	38,280
East West Bancorp, Inc. (Banks)	1,638	53,202
Eaton Vance Corp. (Capital Markets)	1,326	44,448
Edgewell Personal Care Co. (Personal Products)	702	56,532
Endurance Specialty Holdings, Ltd. (Insurance)	702	45,869
Energen Corp. (Oil, Gas & Consumable Fuels)	1,092	39,957
Energizer Holdings, Inc. (Household Products)	702	28,438
Ensco PLCADR - Class A (Energy Equipment & Services)	2,730	28,310
EPR Properties (Real Estate Investment Trusts)	702	46,767
Equity One, Inc. (Real Estate Investment Trusts)	1,014	29,061
Esterline Technologies Corp.* (Aerospace & Defense)	312	19,990
Everest Re Group, Ltd. (Insurance)	468	92,398
F.N.B. Corp. (Banks)	2,340	30,443
FactSet Research Systems, Inc. (Diversified Financial Services)	468	70,916
Fair Isaac Corp. (Software)	390	41,375
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,326	26,520
Federated Investors, Inc. - Class B (Capital Markets)	1,092	31,504
FEI Co. (Electronic Equipment, Instruments & Components)	468	41,657
First American Financial Corp. (Insurance)	1,248	47,561
First Horizon National Corp. (Banks)	2,730	35,763
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,248	28,380
First Niagara Financial Group, Inc. (Banks)	4,056	39,262
FirstMerit Corp. (Banks)	1,872	39,406
Flowers Foods, Inc. (Food Products)	2,106	38,877
Foot Locker, Inc. (Specialty Retail)	1,560	100,619
Fortinet, Inc.* (Software)	1,638	50,172
Fortune Brands Home & Security, Inc. (Building Products)	1,794	100,536
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	468	20,789
FTI Consulting, Inc.* (Professional Services)	468	16,619
Fulton Financial Corp. (Banks)	1,950	26,091
Gartner, Inc.* (IT Services)	936	83,632
GATX Corp. (Trading Companies & Distributors)	468	22,230
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	624	39,125
Gentex Corp. (Auto Components)	3,276	51,401
Genworth Financial, Inc.* - Class A (Insurance)	5,616	15,332
Global Payments, Inc. (IT Services)	1,482	96,775
Graco, Inc. (Machinery)	624	52,391
Graham Holdings Co. - Class B (Diversified Consumer Services)	78	37,440
Granite Construction, Inc. (Construction & Engineering)	468	22,370
Great Plains Energy, Inc. (Electric Utilities)	1,716	55,341

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Greif, Inc. - Class A (Containers & Packaging)	312	$10,218
GUESS?, Inc. (Specialty Retail)	702	13,177
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,404	39,790
Halyard Health, Inc.* (Health Care Equipment & Supplies)	546	15,687
Hancock Holding Co. (Banks)	858	19,700
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,248	40,435
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,170	36,141
Herman Miller, Inc. (Commercial Services & Supplies)	702	21,685
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,092	52,209
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	624	31,387
HNI Corp. (Commercial Services & Supplies)	468	18,332
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,028	71,630
Hospitality Properties Trust (Real Estate Investment Trusts)	1,716	45,577
HSN, Inc. (Internet & Catalog Retail)	390	20,401
Hubbell, Inc. (Electrical Equipment)	624	66,100
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	546	74,769
IDACORP, Inc. (Electric Utilities)	546	40,726
IDEX Corp. (Machinery)	858	71,111
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,014	79,416
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	1,716	61,621
Ingredion, Inc. (Food Products)	780	83,297
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,560	31,886
InterDigital, Inc. (Communications Equipment)	390	21,704
International Bancshares Corp. (Banks)	624	15,388
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	312	11,516
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,482	19,814
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	390	37,471
ITT Corp. (Machinery)	1,014	37,406
J.C. Penney Co., Inc.* (Multiline Retail)	3,510	38,821
j2 Global, Inc. (Internet Software & Services)	546	33,623
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,184	42,086
Jack Henry & Associates, Inc. (IT Services)	858	72,561
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	390	24,909
Janus Capital Group, Inc. (Capital Markets)	1,638	23,964
Jarden Corp.* (Household Durables)	2,340	137,943
JetBlue Airways Corp.* (Airlines)	3,666	77,426
John Wiley & Sons, Inc. (Media)	546	26,694
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	546	64,057
Joy Global, Inc. (Machinery)	1,092	17,548
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,482	37,821
KB Home (Household Durables)	936	13,366
KBR, Inc. (Construction & Engineering)	1,638	25,356
Kemper Corp. (Insurance)	546	16,145
Kennametal, Inc. (Machinery)	936	21,051
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,950	54,093
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,014	62,736
Kirby Corp.* (Marine)	624	37,621
KLX, Inc.* (Aerospace & Defense)	624	20,055
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,014	13,365
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	936	57,564
Lancaster Colony Corp. (Food Products)	234	25,873
Landstar System, Inc. (Road & Rail)	468	30,237
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,248	31,587
Leidos Holdings, Inc. (IT Services)	702	35,325
Lennox International, Inc. (Building Products)	468	63,269
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	702	23,468
Liberty Property Trust (Real Estate Investment Trusts)	1,638	54,807
LifePoint Health, Inc.* (Health Care Providers & Services)	468	32,409
Lincoln Electric Holdings, Inc. (Machinery)	702	41,116
LivaNova PLC* (Health Care Equipment & Supplies)	468	25,263
Live Nation Entertainment, Inc.* (Media)	1,638	36,544
LKQ Corp.* (Distributors)	3,510	112,075
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,638	28,043
M.D.C. Holdings, Inc. (Household Durables)	468	11,728
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,014	23,829
Manhattan Associates, Inc.* (Software)	858	48,794
ManpowerGroup, Inc. (Professional Services)	858	69,858
MarketAxess Holdings, Inc. (Diversified Financial Services)	390	48,684
MAXIMUS, Inc. (IT Services)	702	36,953
MDU Resources Group, Inc. (Multi-Utilities)	2,184	42,501
MEDNAX, Inc.* (Health Care Providers & Services)	1,092	70,566
Mentor Graphics Corp. (Software)	1,170	23,786
Mercury General Corp. (Insurance)	390	21,645
Meredith Corp. (Media)	390	18,525
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	312	107,565
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,248	47,811
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	858	87,696
Minerals Technologies, Inc. (Chemicals)	390	22,172
Molina Healthcare, Inc.* (Health Care Providers & Services)	468	30,181
MSA Safety, Inc. (Commercial Services & Supplies)	390	18,857

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	546	$41,665
MSCI, Inc. - Class A (Diversified Financial Services)	1,014	75,117
Murphy USA, Inc.* (Specialty Retail)	468	28,759
Nabors Industries, Ltd. (Energy Equipment & Services)	3,198	29,422
National Fuel Gas Co. (Gas Utilities)	936	46,847
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,170	35,229
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,638	75,676
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,404	42,021
NetScout Systems, Inc.* (Communications Equipment)	1,092	25,083
NeuStar, Inc.* - Class A (IT Services)	624	15,350
New Jersey Resources Corp. (Gas Utilities)	1,014	36,940
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,538	88,054
NewMarket Corp. (Chemicals)	78	30,908
Noble Corp. PLC (Energy Equipment & Services)	2,730	28,256
Nordson Corp. (Machinery)	624	47,449
NOW, Inc.* (Trading Companies & Distributors)	1,248	22,115
NVR, Inc.* (Household Durables)	78	135,127
Oceaneering International, Inc. (Energy Equipment & Services)	1,092	36,297
Office Depot, Inc.* (Specialty Retail)	5,616	39,874
OGE Energy Corp. (Electric Utilities)	2,262	64,761
Oil States International, Inc.* (Energy Equipment & Services)	546	17,210
Old Dominion Freight Line, Inc.* (Road & Rail)	780	54,304
Old Republic International Corp. (Insurance)	2,730	49,904
Olin Corp. (Chemicals)	1,872	32,517
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,872	66,082
ONE Gas, Inc. (Gas Utilities)	624	38,126
Orbital ATK, Inc. (Aerospace & Defense)	702	61,032
Oshkosh Corp. (Machinery)	858	35,066
Owens & Minor, Inc. (Health Care Providers & Services)	702	28,375
Packaging Corp. of America (Containers & Packaging)	1,092	65,956
PacWest Bancorp (Banks)	1,326	49,261
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	234	47,930
PAREXEL International Corp.* (Life Sciences Tools & Services)	624	39,144
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,638	28,862
Plantronics, Inc. (Communications Equipment)	390	15,284
PNM Resources, Inc. (Electric Utilities)	936	31,562
Polaris Industries, Inc. (Leisure Products)	702	69,133
Polycom, Inc.* (Communications Equipment)	1,482	16,524
PolyOne Corp. (Chemicals)	936	28,314
Pool Corp. (Distributors)	468	41,062
Post Holdings, Inc.* (Food Products)	702	48,277
Post Properties, Inc. (Real Estate Investment Trusts)	624	37,278
Potlatch Corp. (Real Estate Investment Trusts)	468	14,742
Primerica, Inc. (Insurance)	546	24,313
PrivateBancorp, Inc. (Banks)	936	36,130
Prosperity Bancshares, Inc. (Banks)	780	36,184
PTC, Inc.* (Software)	1,326	43,970
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,184	30,816
Questar Corp. (Gas Utilities)	1,950	48,360
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,340	38,376
Rackspace Hosting, Inc.* (Internet Software & Services)	1,248	26,944
Raymond James Financial, Inc. (Capital Markets)	1,482	70,558
Rayonier, Inc. (Real Estate Investment Trusts)	1,404	34,651
Regal Beloit Corp. (Electrical Equipment)	546	34,447
Regency Centers Corp. (Real Estate Investment Trusts)	1,092	81,736
Reinsurance Group of America, Inc. (Insurance)	702	67,568
Reliance Steel & Aluminum Co. (Metals & Mining)	780	53,968
RenaissanceRe Holdings, Ltd. (Insurance)	468	56,080
ResMed, Inc. (Health Care Equipment & Supplies)	1,560	90,198
Rollins, Inc. (Commercial Services & Supplies)	1,092	29,615
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,404	22,604
Royal Gold, Inc. (Metals & Mining)	702	36,006
RPM International, Inc. (Chemicals)	1,482	70,143
Science Applications International Corp. (IT Services)	468	24,963
SEI Investments Co. (Capital Markets)	1,560	67,158
Senior Housing Properties Trust (Real Estate Investment Trusts)	2,730	48,840
Sensient Technologies Corp. (Chemicals)	546	34,649
Service Corp. International (Diversified Consumer Services)	2,184	53,901
Signature Bank* (Banks)	624	84,938
Silgan Holdings, Inc. (Containers & Packaging)	468	24,884
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	468	21,041
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,482	45,127
SLM Corp.* (Consumer Finance)	4,836	30,757
SM Energy Co. (Oil, Gas & Consumable Fuels)	780	14,617
Snyder’s-Lance, Inc. (Food Products)	936	29,465
Sonoco Products Co. (Containers & Packaging)	1,170	56,827
Sotheby’s - Class A (Diversified Consumer Services)	624	16,680
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	468	55,201
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,638	47,568
Steel Dynamics, Inc. (Metals & Mining)	2,730	61,453

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
STERIS PLC (Health Care Equipment & Supplies)	936	$66,503
Stifel Financial Corp.* (Capital Markets)	780	23,088
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	3,588	1,938
Superior Energy Services, Inc. (Energy Equipment & Services)	1,716	22,977
SUPERVALU, Inc.* (Food & Staples Retailing)	3,042	17,522
SVB Financial Group* (Banks)	624	63,679
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	390	31,099
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	312	28,888
Synopsys, Inc.* (Software)	1,716	83,123
Synovus Financial Corp. (Banks)	1,404	40,590
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	702	6,318
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,092	39,738
Taubman Centers, Inc. (Real Estate Investment Trusts)	702	50,003
TCF Financial Corp. (Banks)	1,950	23,907
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	390	29,940
Teledyne Technologies, Inc.* (Aerospace & Defense)	390	34,375
Teleflex, Inc. (Health Care Equipment & Supplies)	468	73,481
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,092	32,858
Tempur Sealy International, Inc.* (Household Durables)	702	42,675
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,340	50,522
Terex Corp. (Machinery)	1,248	31,050
The Boston Beer Co., Inc.* - Class A (Beverages)	78	14,435
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	546	28,987
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	546	84,067
The Hain Celestial Group, Inc.* (Food Products)	1,170	47,865
The Hanover Insurance Group, Inc. (Insurance)	468	42,223
The New York Times Co. - Class A (Media)	1,404	17,494
The Scotts Miracle-Gro Co. - Class A (Chemicals)	546	39,732
The Timken Co. (Machinery)	780	26,122
The Toro Co. (Machinery)	624	53,739
The Ultimate Software Group, Inc.* (Software)	312	60,372
The Valspar Corp. (Chemicals)	858	91,822
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,496	27,181
The WhiteWave Foods Co.* (Food Products)	2,028	82,418
Thor Industries, Inc. (Automobiles)	546	34,818
Time, Inc. (Media)	1,170	18,065
Toll Brothers, Inc.* (Household Durables)	1,794	52,941
Tootsie Roll Industries, Inc. (Food Products)	235	8,197
TreeHouse Foods, Inc.* (Food Products)	624	54,132
TRI Pointe Group, Inc.* (Household Durables)	1,638	19,296
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,886	71,572
Trinity Industries, Inc. (Machinery)	1,716	31,420
Triumph Group, Inc. (Aerospace & Defense)	546	17,188
Trustmark Corp. (Banks)	780	17,963
Tupperware Brands Corp. (Household Durables)	546	31,657
Tyler Technologies, Inc.* (Software)	390	50,158
UGI Corp. (Gas Utilities)	1,950	78,566
Umpqua Holdings Corp. (Banks)	2,496	39,587
United Natural Foods, Inc.* (Food & Staples Retailing)	546	22,004
United States Steel Corp. (Metals & Mining)	1,638	26,290
United Therapeutics Corp.* (Biotechnology)	546	60,841
Urban Edge Properties (Real Estate Investment Trusts)	1,014	26,202
Valley National Bancorp (Banks)	2,574	24,556
Valmont Industries, Inc. (Construction & Engineering)	234	28,979
VCA, Inc.* (Health Care Providers & Services)	936	53,998
Vectren Corp. (Multi-Utilities)	936	47,324
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,248	35,244
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,560	19,048
Vista Outdoor, Inc.* (Leisure Products)	702	36,441
W.R. Berkley Corp. (Insurance)	1,092	61,370
Wabtec Corp. (Machinery)	1,014	80,401
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	936	22,033
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,014	22,967
Waste Connections, Inc. (Commercial Services & Supplies)	1,404	90,683
Watsco, Inc. (Trading Companies & Distributors)	312	42,039
Webster Financial Corp. (Banks)	1,014	36,403
Weingarten Realty Investors (Real Estate Investment Trusts)	1,326	49,752
WellCare Health Plans, Inc.* (Health Care Providers & Services)	468	43,407
Werner Enterprises, Inc. (Road & Rail)	546	14,829
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	858	59,477
Westar Energy, Inc. (Electric Utilities)	1,638	81,262
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	780	22,690
WEX, Inc.* (IT Services)	468	39,012
WGL Holdings, Inc. (Gas Utilities)	546	39,514
Williams-Sonoma, Inc. (Specialty Retail)	936	51,236
WisdomTree Investments, Inc. (Capital Markets)	1,248	14,265
Woodward, Inc. (Machinery)	624	32,460
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	780	37,892
Worthington Industries, Inc. (Metals & Mining)	546	19,459

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	2,106	$19,986
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,652	18,537
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	624	43,056
TOTAL COMMON STOCKS (Cost $12,107,570)		16,841,935

	Principal Amount	Value
Repurchase Agreements(a)(b)(47.8%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $13,254,087	$13,254,000	$13,254,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,254,000)		13,254,000

TOTAL INVESTMENT SECURITIES (Cost $25,361,570) - 108.6%		30,095,935
Net other assets (liabilities) - (8.6)%		(2,389,807)

NET ASSETS - 100.0%		$27,706,128

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $5,168,000.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	26	6/20/16	$3,746,600	$155,527

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/16	0.45%	$3,161,683	$60,424
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/16	0.20%	3,541,312	65,188
				6,702,995	125,612

S&P MidCap 400	UBS AG	4/27/16	0.70%	17,311,272	382,259
SPDR S&P MidCap 400 ETF	UBS AG	4/27/16	0.70%	12,087,152	239,810
				29,398,424	622,069
				$36,101,419	$747,681

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$316,783	1.1%
Airlines	192,582	0.7%
Auto Components	75,579	0.3%
Automobiles	34,818	0.1%
Banks	935,192	3.4%
Beverages	14,435	0.1%
Biotechnology	60,841	0.2%
Building Products	229,279	0.8%
Capital Markets	297,018	1.1%
Chemicals	541,162	2.0%
Commercial Services & Supplies	330,156	1.2%
Communications Equipment	153,265	0.6%
Construction & Engineering	129,541	0.5%
Construction Materials	38,280	0.1%
Consumer Finance	30,757	0.1%
Containers & Packaging	269,473	1.0%
Distributors	153,137	0.6%
Diversified Consumer Services	118,797	0.4%
Diversified Financial Services	255,866	0.9%
Electric Utilities	352,844	1.3%
Electrical Equipment	202,637	0.7%
Electronic Equipment, Instruments & Components	709,416	2.5%
Energy Equipment & Services	242,280	0.9%
Food & Staples Retailing	140,127	0.5%
Food Products	435,963	1.5%
Gas Utilities	375,237	1.4%
Health Care Equipment & Supplies	632,218	2.3%
Health Care Providers & Services	328,586	1.2%
Health Care Technology	28,851	0.1%
Hotels, Restaurants & Leisure	359,408	1.3%
Household Durables	473,407	1.7%
Household Products	28,438	0.1%
Independent Power and Renewable Electricity Producers	6,318	NM
Industrial Conglomerates	69,849	0.3%
Insurance	880,207	3.2%
Internet & Catalog Retail	20,401	0.1%
Internet Software & Services	76,969	0.3%
IT Services	664,751	2.4%
Leisure Products	154,226	0.6%
Life Sciences Tools & Services	257,027	0.9%
Machinery	722,859	2.6%
Marine	37,621	0.1%
Media	258,387	0.9%
Metals & Mining	286,345	1.0%
Multiline Retail	63,549	0.2%
Multi-Utilities	221,151	0.8%
Oil, Gas & Consumable Fuels	313,820	1.1%
Paper & Forest Products	56,474	0.2%
Personal Products	80,168	0.3%
Pharmaceuticals	51,148	0.2%
Professional Services	111,722	0.4%
Real Estate Investment Trusts	1,651,669	6.0%
Real Estate Management & Development	84,084	0.3%
Road & Rail	138,495	0.5%
Semiconductors & Semiconductor Equipment	355,281	1.3%
Software	704,672	2.5%
Specialty Retail	455,168	1.6%
Technology Hardware, Storage & Peripherals	103,884	0.4%
Textiles, Apparel & Luxury Goods	192,858	0.7%
Thrifts & Mortgage Finance	111,021	0.4%
Trading Companies & Distributors	128,049	0.5%
Water Utilities	64,531	0.2%
Wireless Telecommunication Services	32,858	0.1%
Other**	10,864,193	39.2%
Total	$27,706,128	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (54.4%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	255	$2,009
2U, Inc.* (Diversified Consumer Services)	204	4,610
8x8, Inc.* (Diversified Telecommunication Services)	663	6,670
A. Schulman, Inc. (Chemicals)	204	5,553
A10 Networks, Inc.* (Software)	357	2,113
AAON, Inc. (Building Products)	306	8,568
AAR Corp. (Aerospace & Defense)	255	5,934
Abaxis, Inc. (Health Care Equipment & Supplies)	153	6,945
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	306	5,441
Abercrombie & Fitch Co. - Class A (Specialty Retail)	459	14,477
ABIOMED, Inc.* (Health Care Equipment & Supplies)	255	24,178
ABM Industries, Inc. (Commercial Services & Supplies)	357	11,535
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	969	979
Acacia Research Corp. (Professional Services)	408	1,546
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	510	14,259
Acadia Realty Trust (Real Estate Investment Trusts)	459	16,125
ACCO Brands Corp.* (Commercial Services & Supplies)	816	7,328
Accuray, Inc.* (Health Care Equipment & Supplies)	663	3,832
Accuride Corp.* (Machinery)	561	870
Aceto Corp. (Health Care Providers & Services)	204	4,806
Achillion Pharmaceuticals, Inc.* (Biotechnology)	816	6,300
ACI Worldwide, Inc.* (Software)	714	14,844
Acorda Therapeutics, Inc.* (Biotechnology)	306	8,094
Actua Corp.* (Internet Software & Services)	306	2,769
Actuant Corp. - Class A (Machinery)	408	10,082
Acxiom Corp.* (IT Services)	510	10,934
ADTRAN, Inc. (Communications Equipment)	408	8,250
Advanced Drainage Systems, Inc. (Building Products)	255	5,432
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	306	10,646
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,182	11,919
Advaxis, Inc.* (Biotechnology)	255	2,303
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	755
Aegion Corp.* (Construction & Engineering)	306	6,454
Aerohive Networks, Inc.* (Communications Equipment)	306	1,527
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	6,683
Affymetrix, Inc.* (Life Sciences Tools & Services)	561	7,860
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	255	3,333
Agenus, Inc.* (Biotechnology)	612	2,546
Air Methods Corp.* (Health Care Providers & Services)	255	9,236
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	6,275
Aircastle, Ltd. (Trading Companies & Distributors)	408	9,074
AK Steel Holding Corp.* (Metals & Mining)	1,326	5,476
Akebia Therapeutics, Inc.* (Biotechnology)	255	2,298
Albany International Corp. - Class A (Machinery)	204	7,668
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	204	3,119
Alexander & Baldwin, Inc. (Real Estate Management & Development)	306	11,224
Alimera Sciences, Inc.* (Pharmaceuticals)	459	803
ALLETE, Inc. (Electric Utilities)	306	17,157
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	255	2,632
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	255	3,022
Altisource Residential Corp. (Real Estate Investment Trusts)	408	4,896
Altra Industrial Motion Corp. (Machinery)	204	5,667
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	4,774
Ambac Financial Group, Inc.* (Insurance)	306	4,835
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	9,119
Amedisys, Inc.* (Health Care Providers & Services)	204	9,861
American Assets Trust, Inc. (Real Estate Investment Trusts)	255	10,180
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	510	7,849
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	357	5,241
American Eagle Outfitters, Inc. (Specialty Retail)	1,224	20,405
American Equity Investment Life Holding Co. (Insurance)	510	8,568
American Software, Inc. - Class A (Software)	255	2,295
American States Water Co. (Water Utilities)	255	10,037
American Vanguard Corp. (Chemicals)	255	4,024
Ameris Bancorp (Banks)	255	7,543
Amicus Therapeutics, Inc.* (Biotechnology)	663	5,602
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	4,506
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	306	10,285
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	255	3,060
AmSurg Corp.* (Health Care Providers & Services)	306	22,828

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anacor Pharmaceuticals, Inc.* (Biotechnology)	255	$13,629
Angie’s List, Inc.* (Internet Software & Services)	459	3,704
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	204	2,507
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	10,630
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,479	1,287
Anthera Pharmaceuticals, Inc.* (Biotechnology)	357	1,292
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	867	4,040
Apogee Enterprises, Inc. (Building Products)	204	8,954
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	408	6,650
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	612	5,028
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	255	3,422
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	255	11,067
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	663	4,283
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	408	473
Aralez Pharmacuticals, Inc.* (Pharmaceuticals)	306	1,086
Aratana Therapeutics, Inc.* (Pharmaceuticals)	255	1,408
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	408	1,836
ArcBest Corp. (Road & Rail)	204	4,404
Archrock, Inc. (Energy Equipment & Services)	459	3,672
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,683	3,316
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	255	2,792
Argo Group International Holdings, Ltd. (Insurance)	204	11,708
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,122	7,170
Arlington Asset Investment Corp. - Class A (Capital Markets)	204	2,556
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	255	2,869
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	306	6,588
Array BioPharma, Inc.* (Biotechnology)	969	2,859
Arrowhead Research Corp.* (Biotechnology)	510	2,458
Asbury Automotive Group, Inc.* (Specialty Retail)	153	9,156
Ascena Retail Group, Inc.* (Specialty Retail)	918	10,153
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	204	2,381
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	612	3,905
Aspen Technology, Inc.* (Software)	510	18,426
Astoria Financial Corp. (Thrifts & Mortgage Finance)	612	9,694
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	1,122	2,760
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	153	6,467
AtriCure, Inc.* (Health Care Equipment & Supplies)	204	3,433
Atwood Oceanics, Inc. (Energy Equipment & Services)	408	3,741
AVG Technologies N.V.* (Software)	306	6,350
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	255	1,724
Avista Corp. (Multi-Utilities)	408	16,638
AVX Corp. (Electronic Equipment, Instruments & Components)	357	4,487
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,071	2,999
Axiall Corp. (Chemicals)	459	10,025
AZZ, Inc. (Electrical Equipment)	153	8,660
B&G Foods, Inc. - Class A (Food Products)	357	12,427
Balchem Corp. (Chemicals)	204	12,652
Banc of California, Inc. (Banks)	306	5,355
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	204	4,941
BancorpSouth, Inc. (Banks)	612	13,042
Bank Mutual Corp. (Thrifts & Mortgage Finance)	459	3,475
Bank of the Ozarks, Inc. (Banks)	459	19,264
Bankrate, Inc.* (Internet Software & Services)	510	4,677
Barnes & Noble Education, Inc.* (Specialty Retail)	204	1,999
Barnes & Noble, Inc. (Specialty Retail)	357	4,413
Barnes Group, Inc. (Machinery)	357	12,506
Basic Energy Services, Inc.* (Energy Equipment & Services)	408	1,126
Bazaarvoice, Inc.* (Internet Software & Services)	561	1,767
BBCN Bancorp, Inc. (Banks)	561	8,522
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	306	12,549
Beazer Homes USA, Inc.* (Household Durables)	204	1,779
bebe Stores, Inc.* (Specialty Retail)	765	421
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	15,652
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	663	6,292
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	357	8,229
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	561	7,680
Berkshire Hills Bancorp, Inc. (Banks)	204	5,486
Berry Plastics Group, Inc.* (Containers & Packaging)	714	25,812
BGC Partners, Inc. - Class A (Capital Markets)	1,224	11,077
Big Lots, Inc. (Multiline Retail)	357	16,169
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	459	2,855
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	510	1,443

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	408	$1,318
BioScrip, Inc.* (Health Care Providers & Services)	765	1,637
BioTelemetry, Inc.* (Health Care Providers & Services)	306	3,574
BioTime, Inc.* (Biotechnology)	612	1,756
Black Diamond, Inc.* (Leisure Products)	255	1,153
Black Hills Corp. (Multi-Utilities)	306	18,400
Blackbaud, Inc. (Software)	306	19,244
Blackhawk Network Holdings, Inc.* (IT Services)	357	12,245
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	765	12,906
Blount International, Inc.* (Machinery)	408	4,072
Blucora, Inc.* (Internet Software & Services)	306	1,579
Blue Hills Bancorp, Inc. (Banks)	255	3,486
BNC Bancorp (Banks)	204	4,308
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	153	7,144
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	357	2,756
Boise Cascade Co.* (Paper & Forest Products)	255	5,284
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	568
Boston Private Financial Holdings, Inc. (Banks)	561	6,423
Bottomline Technologies, Inc.* (Software)	306	9,330
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	561	11,590
Brady Corp. - Class A (Commercial Services & Supplies)	306	8,213
Briggs & Stratton Corp. (Machinery)	306	7,320
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	255	16,519
Brightcove, Inc.* (Internet Software & Services)	357	2,228
Bristow Group, Inc. (Energy Equipment & Services)	204	3,860
BroadSoft, Inc.* (Software)	204	8,231
Brookline Bancorp, Inc. (Banks)	510	5,615
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	510	5,304
Builders FirstSource, Inc.* (Building Products)	357	4,023
Burlington Stores, Inc.* (Specialty Retail)	459	25,815
C&J Energy Services, Ltd.* (Energy Equipment & Services)	408	575
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	6,259
CACI International, Inc.* - Class A (IT Services)	153	16,325
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	459	2,809
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	510	3,468
CalAmp Corp.* (Communications Equipment)	255	4,572
CalAtlantic Group, Inc. (Household Durables)	204	6,818
Caleres, Inc. (Specialty Retail)	306	8,657
Calgon Carbon Corp. (Chemicals)	357	5,005
California Water Service Group (Water Utilities)	357	9,539
Calix, Inc.* (Communications Equipment)	408	2,893
Callaway Golf Co. (Leisure Products)	612	5,581
Callidus Software, Inc.* (Software)	408	6,805
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	561	4,965
Cal-Maine Foods, Inc. (Food Products)	204	10,590
Cambrex Corp.* (Life Sciences Tools & Services)	204	8,976
Cantel Medical Corp. (Health Care Equipment & Supplies)	204	14,557
Capital Bank Financial Corp. - Class A (Banks)	153	4,720
Capital Senior Living Corp.* (Health Care Providers & Services)	204	3,778
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	918	12,173
Capstead Mortgage Corp. (Real Estate Investment Trusts)	663	6,557
Cardinal Financial Corp. (Banks)	255	5,189
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	204	2,115
Cardtronics, Inc.* (IT Services)	306	11,013
Career Education Corp.* (Diversified Consumer Services)	765	3,473
CareTrust REIT, Inc. (Real Estate Investment Trusts)	306	3,886
Carmike Cinemas, Inc.* (Media)	204	6,128
Carpenter Technology Corp. (Metals & Mining)	306	10,474
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	306	9,462
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	4,419
Cascade Bancorp* (Banks)	408	2,330
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	459	3,075
Casey’s General Stores, Inc. (Food & Staples Retailing)	255	28,896
Cash America International, Inc. (Consumer Finance)	204	7,883
Castle Brands, Inc.* (Beverages)	1,224	1,151
Castlight Health, Inc.* - Class B (Health Care Technology)	357	1,189
Catalent, Inc.* (Pharmaceuticals)	510	13,602
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	765	895
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	357	3,866
Cathay General Bancorp (Banks)	510	14,448
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	357	21,833
CBIZ, Inc.* (Professional Services)	408	4,117
CEB, Inc. (Professional Services)	204	13,205
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	663	4,793
Celadon Group, Inc. (Road & Rail)	204	2,138
Celldex Therapeutics, Inc.* (Biotechnology)	612	2,313
Cempra, Inc.* (Pharmaceuticals)	204	3,574
CenterState Banks, Inc. (Banks)	357	5,316
Central European Media Enterprises, Ltd.* - Class A (Media)	1,020	2,601

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Central Garden & Pet Co.* - Class A (Household Products)	357	$5,816
Central Pacific Financial Corp. (Banks)	204	4,441
Century Aluminum Co.* (Metals & Mining)	408	2,876
Cepheid* (Biotechnology)	459	15,311
Cerus Corp.* (Health Care Equipment & Supplies)	816	4,839
Chart Industries, Inc.* (Machinery)	204	4,431
Chatham Lodging Trust (Real Estate Investment Trusts)	255	5,465
Checkpoint Systems, Inc.* (Electronic Equipment, Instruments & Components)	357	3,613
Chegg, Inc.* (Diversified Consumer Services)	612	2,730
Chemical Financial Corp. (Banks)	255	9,101
ChemoCentryx, Inc.* (Biotechnology)	306	762
Chemtura Corp.* (Chemicals)	459	12,118
Chesapeake Lodging Trust (Real Estate Investment Trusts)	408	10,796
Chico’s FAS, Inc. (Specialty Retail)	918	12,182
Chimerix, Inc.* (Biotechnology)	255	1,303
Christopher & Banks Corp.* (Specialty Retail)	510	1,219
Ciber, Inc.* (IT Services)	816	1,722
Ciena Corp.* (Communications Equipment)	765	14,551
Cimpress N.V.* (Internet Software & Services)	204	18,501
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,530	5,921
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	14,855
Citizens, Inc.* (Insurance)	459	3,323
Civeo Corp.* (Commercial Services & Supplies)	1,020	1,255
CLARCOR, Inc. (Machinery)	306	17,683
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	612	1,793
Cleco Corp. (Electric Utilities)	357	19,710
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,173	3,519
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	255	3,856
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	612	1,193
Clovis Oncology, Inc.* (Biotechnology)	153	2,938
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	306	4,296
CNO Financial Group, Inc. (Insurance)	1,224	21,934
CoBiz Financial, Inc. (Banks)	306	3,617
Coeur Mining, Inc.* (Metals & Mining)	1,020	5,732
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	306	11,944
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	153	14,061
Coherus Biosciences, Inc.* (Biotechnology)	204	4,331
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	255	3,029
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	714	11,974
Colony Starwood Homes (Real Estate Investment Trusts)	255	6,311
Columbia Banking System, Inc. (Banks)	357	10,681
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	204	12,258
Comfort Systems USA, Inc. (Construction & Engineering)	255	8,101
Commercial Metals Co. (Metals & Mining)	765	12,982
Commercial Vehicle Group, Inc.* (Machinery)	357	946
Community Bank System, Inc. (Banks)	255	9,744
CommVault Systems, Inc.* (Software)	306	13,210
comScore, Inc.* (Internet Software & Services)	204	6,128
CONMED Corp. (Health Care Equipment & Supplies)	204	8,556
ConnectOne Bancorp, Inc. (Banks)	255	4,169
Conn’s, Inc.* (Specialty Retail)	204	2,542
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	357	9,196
Continental Building Products, Inc.* (Building Products)	255	4,733
Convergys Corp. (IT Services)	612	16,995
Cooper Tire & Rubber Co. (Auto Components)	357	13,216
Corcept Therapeutics, Inc.* (Pharmaceuticals)	561	2,625
Core-Mark Holding Co., Inc. (Distributors)	153	12,479
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	51	1,026
CoreSite Realty Corp. (Real Estate Investment Trusts)	153	10,712
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	408	404
CorMedix, Inc.* (Biotechnology)	459	1,216
Cornerstone OnDemand, Inc.* (Internet Software & Services)	357	11,699
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,377	14,293
Cowen Group, Inc.* - Class A (Capital Markets)	867	3,303
Crawford & Co. (Insurance)	306	1,983
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	255	10,687
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	561	5,397
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	306	3,559
Crown Media Holdings, Inc.* (Media)	459	2,332
CryoLife, Inc. (Health Care Equipment & Supplies)	255	2,741
CSG Systems International, Inc. (IT Services)	255	11,516
CTI BioPharma Corp.* (Biotechnology)	1,530	813
CTS Corp. (Electronic Equipment, Instruments & Components)	255	4,014
CubeSmart (Real Estate Investment Trusts)	1,020	33,966
Cumulus Media, Inc.* - Class A (Media)	1,428	663
Curis, Inc.* (Biotechnology)	1,071	1,724
Curtiss-Wright Corp. (Aerospace & Defense)	306	23,155
Customers Bancorp, Inc.* (Banks)	204	4,821
CVB Financial Corp. (Banks)	714	12,459
Cvent, Inc.* (Internet Software & Services)	204	4,366
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	153	6,750

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CyrusOne, Inc. (Real Estate Investment Trusts)	357	$16,297
CYS Investments, Inc. (Real Estate Investment Trusts)	1,071	8,718
Cytokinetics, Inc.* (Biotechnology)	408	2,876
CytRx Corp.* (Biotechnology)	663	1,777
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	306	2,417
Dana Holding Corp. (Auto Components)	1,020	14,372
Darling Ingredients, Inc.* (Food Products)	1,071	14,105
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	153	5,933
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	561	22,143
Dean Foods Co. (Food Products)	612	10,600
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	12,222
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	3,382
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	357	5,441
Deluxe Corp. (Commercial Services & Supplies)	306	19,121
Demandware, Inc.* (Internet Software & Services)	204	7,976
Denny’s Corp.* (Hotels, Restaurants & Leisure)	612	6,340
Depomed, Inc.* (Pharmaceuticals)	408	5,683
Destination XL Group, Inc.* (Specialty Retail)	459	2,373
DeVry Education Group, Inc. (Diversified Consumer Services)	408	7,046
DHI Group, Inc.* (Internet Software & Services)	408	3,293
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	714	4,113
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	306	7,436
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,275	12,903
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	408	11,795
Digi International, Inc.* (Communications Equipment)	255	2,405
Digital Turbine, Inc.* (Software)	663	789
DigitalGlobe, Inc.* (Aerospace & Defense)	459	7,941
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	4,493
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,126
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	255	6,987
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	204	1,918
Dorman Products, Inc.* (Auto Components)	204	11,102
Douglas Dynamics, Inc. (Machinery)	204	4,674
DreamWorks Animation SKG, Inc.* - Class A (Media)	510	12,724
Drew Industries, Inc. (Auto Components)	153	9,862
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	255	2,326
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	408	16,536
Durect Corp.* (Pharmaceuticals)	1,173	1,584
Dycom Industries, Inc.* (Construction & Engineering)	204	13,193
Dynavax Technologies Corp.* (Biotechnology)	204	3,925
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	765	10,994
Dynex Capital, Inc. (Real Estate Investment Trusts)	459	3,052
Eagle Bancorp, Inc.* (Banks)	204	9,792
Eagle Bulk Shipping, Inc.* (Marine)	306	110
EarthLink Holdings Corp. (Internet Software & Services)	765	4,338
EastGroup Properties, Inc. (Real Estate Investment Trusts)	204	12,315
Ebix, Inc. (Software)	204	8,321
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	5,541
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	510	734
Education Realty Trust, Inc. (Real Estate Investment Trusts)	306	12,730
El Paso Electric Co. (Electric Utilities)	255	11,699
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	357	4,084
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	12,972
Elizabeth Arden, Inc.* (Personal Products)	255	2,088
Ellie Mae, Inc.* (Software)	204	18,491
EMCOR Group, Inc. (Construction & Engineering)	408	19,828
EMCORE Corp.* (Communications Equipment)	357	1,785
Emergent BioSolutions, Inc.* (Biotechnology)	204	7,415
Employers Holdings, Inc. (Insurance)	255	7,176
Encore Capital Group, Inc.* (Consumer Finance)	204	5,251
Endocyte, Inc.* (Pharmaceuticals)	459	1,423
Endologix, Inc.* (Health Care Equipment & Supplies)	459	3,837
Endurance International Group Holdings, Inc.* (Internet Software & Services)	408	4,296
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	408	902
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	969	604
EnerNOC, Inc.* (Software)	255	1,907
EnerSys (Electrical Equipment)	255	14,209
Ennis, Inc. (Commercial Services & Supplies)	204	3,988
Enova International, Inc.* (Consumer Finance)	204	1,287
Enphase Energy, Inc.* (Electrical Equipment)	306	713
EnPro Industries, Inc. (Machinery)	153	8,825
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	918	12,503
Entercom Communications Corp.* - Class A (Media)	255	2,698
Entravision Communications Corp. - Class A (Media)	510	3,794
Envestnet, Inc.* (Internet Software & Services)	255	6,936
EPAM Systems, Inc.* (IT Services)	306	22,848

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Epiq Systems, Inc. (Software)	255	$3,830
Epizyme, Inc.* (Biotechnology)	204	2,472
EPR Properties (Real Estate Investment Trusts)	357	23,783
Equity One, Inc. (Real Estate Investment Trusts)	459	13,155
Eros International PLC* (Media)	204	2,348
ESCO Technologies, Inc. (Machinery)	204	7,952
Essendant, Inc. (Commercial Services & Supplies)	255	8,142
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	357	7,426
Esterline Technologies Corp.* (Aerospace & Defense)	204	13,070
Ethan Allen Interiors, Inc. (Household Durables)	204	6,491
Euronet Worldwide, Inc.* (IT Services)	306	22,678
EverBank Financial Corp. (Thrifts & Mortgage Finance)	612	9,235
Evercore Partners, Inc. - Class A (Capital Markets)	204	10,557
Everi Holdings, Inc.* (IT Services)	561	1,285
EVERTEC, Inc. (IT Services)	459	6,417
EVINE Live, Inc.* (Internet & Catalog Retail)	714	835
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	306	1,487
Exact Sciences Corp.* (Biotechnology)	561	3,781
ExamWorks Group, Inc.* (Health Care Providers & Services)	255	7,538
Exar Corp.* (Semiconductors & Semiconductor Equipment)	357	2,053
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,836	1,816
Exelixis, Inc.* (Biotechnology)	1,479	5,916
ExlService Holdings, Inc.* (IT Services)	255	13,209
Exponent, Inc. (Professional Services)	204	10,406
Express, Inc.* (Specialty Retail)	561	12,011
Exterran Corp.* (Energy Equipment & Services)	204	3,154
Extreme Networks, Inc.* (Communications Equipment)	1,020	3,172
EZCORP, Inc.* - Class A (Consumer Finance)	459	1,363
F.N.B. Corp. (Banks)	1,122	14,597
Fabrinet* (Electronic Equipment, Instruments & Components)	255	8,249
Fair Isaac Corp. (Software)	204	21,642
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	765	15,300
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	510	1,280
FCB Financial Holdings, Inc.* - Class A (Banks)	204	6,785
Federal Signal Corp. (Machinery)	459	6,086
Federal-Mogul Holdings Corp.* (Auto Components)	306	3,023
FEI Co. (Electronic Equipment, Instruments & Components)	255	22,699
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	969	7,868
Ferro Corp.* (Chemicals)	510	6,054
Ferroglobe PLC (Metals & Mining)	459	4,044
Fibrocell Science, Inc.* (Biotechnology)	357	893
FibroGen, Inc.* (Biotechnology)	357	7,601
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	6,687
Financial Engines, Inc. (Capital Markets)	357	11,221
Finisar Corp.* (Communications Equipment)	663	12,093
First American Financial Corp. (Insurance)	663	25,266
First BanCorp.* (Banks)	867	2,532
First Busey Corp. (Banks)	204	4,178
First Cash Financial Services, Inc. (Consumer Finance)	204	9,396
First Commonwealth Financial Corp. (Banks)	663	5,874
First Financial Bancorp (Banks)	408	7,417
First Financial Bankshares, Inc. (Banks)	408	12,069
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	714	16,236
First Merchants Corp. (Banks)	255	6,010
First Midwest Bancorp, Inc. (Banks)	510	9,190
First Potomac Realty Trust (Real Estate Investment Trusts)	459	4,159
FirstMerit Corp. (Banks)	1,020	21,471
Five Below, Inc.* (Specialty Retail)	357	14,758
Five Star Quality Care, Inc.* (Health Care Providers & Services)	510	1,168
Five9, Inc.* (Internet Software & Services)	357	3,174
Fleetmatics Group PLC* (Software)	255	10,381
Flotek Industries, Inc.* (Chemicals)	408	2,991
Fluidigm Corp.* (Life Sciences Tools & Services)	204	1,646
Flushing Financial Corp. (Banks)	255	5,513
FNFV Group* (Diversified Financial Services)	561	6,087
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	255	1,663
Forestar Group, Inc.* (Real Estate Management & Development)	306	3,990
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	459	3,337
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	408	5,386
Forward Air Corp. (Air Freight & Logistics)	204	9,245
Francesca’s Holdings Corp.* (Specialty Retail)	357	6,840
Franklin Electric Co., Inc. (Electrical Equipment)	306	9,844
Franklin Street Properties Corp. (Real Estate Investment Trusts)	612	6,493
Fred’s, Inc. - Class A (Multiline Retail)	306	4,562
Fresh Del Monte Produce, Inc. (Food Products)	204	8,582
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	204	1,707
FTI Consulting, Inc.* (Professional Services)	255	9,055
FuelCell Energy, Inc.* (Electrical Equipment)	204	1,381
Fulton Financial Corp. (Banks)	1,122	15,012
FutureFuel Corp. (Chemicals)	255	3,006
GAIN Capital Holdings, Inc. (Diversified Financial Services)	306	2,007
Galena Biopharma, Inc.* (Biotechnology)	1,632	2,220

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	306	$2,980
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	867	954
Generac Holdings, Inc.* (Electrical Equipment)	459	17,092
General Cable Corp. (Electrical Equipment)	357	4,359
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	255	4,672
Genesco, Inc.* (Specialty Retail)	153	11,054
Genesis Healthcare, Inc.* (Health Care Providers & Services)	408	947
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	1,881
Gentherm, Inc.* (Auto Components)	255	10,605
Geron Corp.* (Biotechnology)	1,224	3,574
Getty Realty Corp. (Real Estate Investment Trusts)	204	4,045
Gibraltar Industries, Inc.* (Building Products)	255	7,293
Gigamon, Inc.* (Software)	204	6,328
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	12,467
Glacier Bancorp, Inc. (Banks)	510	12,964
Global Eagle Entertainment, Inc.* (Media)	357	3,042
Globalstar, Inc.* (Diversified Telecommunication Services)	3,366	4,948
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	459	10,901
Glu Mobile, Inc.* (Software)	918	2,589
Gogo, Inc.* (Internet Software & Services)	408	4,492
Golden Ocean Group, Ltd.* (Marine)	714	496
Government Properties Income Trust (Real Estate Investment Trusts)	459	8,193
Gramercy Property Trust (Real Estate Investment Trusts)	1,530	12,929
Grand Canyon Education, Inc.* (Diversified Consumer Services)	306	13,078
Granite Construction, Inc. (Construction & Engineering)	255	12,189
Gray Television, Inc.* (Media)	459	5,379
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	561	2,502
Great Western Bancorp, Inc. (Banks)	306	8,345
Greatbatch, Inc.* (Health Care Equipment & Supplies)	153	5,453
Green Dot Corp.* - Class A (Consumer Finance)	306	7,029
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	255	4,070
Greenhill & Co., Inc. (Capital Markets)	204	4,529
Greenlight Capital Re, Ltd.* - Class A (Insurance)	204	4,445
Greif, Inc. - Class A (Containers & Packaging)	204	6,681
Griffon Corp. (Building Products)	255	3,940
Group 1 Automotive, Inc. (Specialty Retail)	153	8,980
GrubHub, Inc.* (Internet Software & Services)	459	11,535
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	306	4,333
GTT Communications, Inc.* (Internet Software & Services)	204	3,374
GUESS?, Inc. (Specialty Retail)	408	7,658
Guidewire Software, Inc.* (Software)	459	25,006
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	255	1,573
H&E Equipment Services, Inc. (Trading Companies & Distributors)	255	4,470
H.B. Fuller Co. (Chemicals)	306	12,990
Haemonetics Corp.* (Health Care Equipment & Supplies)	357	12,488
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	612	588
Halozyme Therapeutics, Inc.* (Biotechnology)	663	6,279
Halyard Health, Inc.* (Health Care Equipment & Supplies)	306	8,791
Hampton Roads Bankshares, Inc.* (Banks)	816	1,444
Hancock Holding Co. (Banks)	510	11,710
Hanmi Financial Corp. (Banks)	255	5,615
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	255	4,901
Harmonic, Inc.* (Communications Equipment)	714	2,335
Harsco Corp. (Machinery)	561	3,057
Harte-Hanks, Inc. (Media)	459	1,161
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	408	1,232
Hatteras Financial Corp. (Real Estate Investment Trusts)	663	9,481
Hawaiian Holdings, Inc.* (Airlines)	357	16,848
Headwaters, Inc.* (Construction Materials)	510	10,118
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	663	20,480
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	16,896
HealthEquity, Inc.* (Health Care Providers & Services)	255	6,291
HealthSouth Corp. (Health Care Providers & Services)	561	21,110
HealthStream, Inc.* (Health Care Technology)	204	4,506
Healthways, Inc.* (Health Care Providers & Services)	306	3,088
Heartland Express, Inc. (Road & Rail)	357	6,622
Heartland Payment Systems, Inc. (IT Services)	255	24,624
Hecla Mining Co. (Metals & Mining)	2,601	7,231
HEICO Corp. - Class A (Aerospace & Defense)	255	12,138
Helen of Troy, Ltd.* (Household Durables)	204	21,153
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	714	3,998
Heritage Financial Corp. (Banks)	255	4,480
Heritage Insurance Holdings, Inc. (Insurance)	204	3,258
Heritage Oaks Bancorp (Banks)	306	2,384
Herman Miller, Inc. (Commercial Services & Supplies)	408	12,603
Heron Therapeutics, Inc.* (Biotechnology)	204	3,874
Hersha Hospitality Trust (Real Estate Investment Trusts)	357	7,618
HFF, Inc. - Class A (Capital Markets)	255	7,020
Hibbett Sports, Inc.* (Specialty Retail)	153	5,493
Highwoods Properties, Inc. (Real Estate Investment Trusts)	561	26,821

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hill International, Inc.* (Professional Services)	459	$1,547
Hillenbrand, Inc. (Machinery)	408	12,220
Hilltop Holdings, Inc.* (Banks)	510	9,629
HMS Holdings Corp.* (Health Care Technology)	612	8,782
HNI Corp. (Commercial Services & Supplies)	306	11,986
Home BancShares, Inc. (Banks)	357	14,619
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	4,245
Horace Mann Educators Corp. (Insurance)	255	8,081
Horizon Global Corp.* (Auto Components)	102	1,283
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	255	2,532
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	867	17,288
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,173	1,830
HRG Group, Inc.* (Household Products)	561	7,814
HSN, Inc. (Internet & Catalog Retail)	204	10,672
Hub Group, Inc.* - Class A (Air Freight & Logistics)	255	10,401
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	459	13,274
Huron Consulting Group, Inc.* (Professional Services)	153	8,903
IBERIABANK Corp. (Banks)	255	13,074
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	2,463
IDACORP, Inc. (Electric Utilities)	306	22,825
Idera Pharmaceuticals, Inc.* (Biotechnology)	867	1,717
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	357	7,750
Imation Corp.* (Technology Hardware, Storage & Peripherals)	510	791
IMAX Corp.* (Media)	408	12,685
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	255	2,106
ImmunoGen, Inc.* (Biotechnology)	612	5,214
Immunomedics, Inc.* (Biotechnology)	867	2,168
Impax Laboratories, Inc.* (Pharmaceuticals)	459	14,697
Imperva, Inc.* (Software)	153	7,727
inContact, Inc.* (Internet Software & Services)	459	4,081
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	306	2,179
Independent Bank Corp. (Banks)	204	9,376
Independent Bank Corp./MI (Banks)	204	2,968
Infinera Corp.* (Communications Equipment)	816	13,105
Infinity Pharmaceuticals, Inc.* (Biotechnology)	408	2,150
Infoblox, Inc.* (Software)	357	6,105
InfraREIT, Inc. (Real Estate Investment Trusts)	153	2,609
InnerWorkings, Inc.* (Commercial Services & Supplies)	408	3,244
Innospec, Inc. (Chemicals)	153	6,634
Innoviva, Inc. (Pharmaceuticals)	561	7,063
Inovio Pharmaceuticals, Inc.* (Biotechnology)	561	4,886
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	255	8,502
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	255	7,303
Insmed, Inc.* (Biotechnology)	408	5,169
Insulet Corp.* (Health Care Equipment & Supplies)	357	11,838
Insys Therapeutics, Inc.* (Biotechnology)	153	2,446
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	153	10,306
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	918	18,764
Inteliquent, Inc. (Diversified Telecommunication Services)	255	4,093
Intelsat S.A.* (Diversified Telecommunication Services)	306	771
InterDigital, Inc. (Communications Equipment)	255	14,191
Interface, Inc. (Commercial Services & Supplies)	459	8,510
Internap Corp.* (Internet Software & Services)	459	1,253
International Bancshares Corp. (Banks)	357	8,804
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	204	7,530
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	867	11,592
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	306	4,419
Intralinks Holdings, Inc.* (Internet Software & Services)	357	2,813
Intrepid Potash, Inc.* (Chemicals)	459	509
Invacare Corp. (Health Care Equipment & Supplies)	255	3,358
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	510	4,284
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	816	9,939
Investment Technology Group, Inc. (Capital Markets)	255	5,636
Investors Bancorp, Inc. (Banks)	2,142	24,932
Investors Real Estate Trust (Real Estate Investment Trusts)	918	6,665
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	204	1,424
ION Geophysical Corp.* (Energy Equipment & Services)	102	824
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	4,816
iRobot Corp.* (Household Durables)	204	7,201
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	867	9,484
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	204	2,856
iStar Financial, Inc.* (Real Estate Investment Trusts)	612	5,912
Itron, Inc.* (Electronic Equipment, Instruments & Components)	255	10,639
Ixia* (Communications Equipment)	459	5,719
IXYS Corp. (Semiconductors & Semiconductor Equipment)	204	2,289
j2 Global, Inc. (Internet Software & Services)	306	18,842

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	255	$16,287
Janus Capital Group, Inc. (Capital Markets)	918	13,430
Jive Software, Inc.* (Software)	510	1,928
John Bean Technologies Corp. (Machinery)	204	11,508
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	306	1,019
Journal Media Group, Inc. (Media)	306	3,660
K12, Inc.* (Diversified Consumer Services)	306	3,026
Kaman Corp. - Class A (Trading Companies & Distributors)	204	8,709
KapStone Paper & Packaging Corp. (Paper & Forest Products)	561	7,770
Karyopharm Therapeutics, Inc.* (Biotechnology)	204	1,820
KB Home (Household Durables)	561	8,011
KCG Holdings, Inc.* - Class A (Capital Markets)	357	4,266
Kearny Financial Corp. (Thrifts & Mortgage Finance)	663	8,188
Kelly Services, Inc. - Class A (Professional Services)	255	4,876
Kemper Corp. (Insurance)	306	9,048
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	612	13,403
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	714	3,334
Key Energy Services, Inc.* (Energy Equipment & Services)	1,428	528
Kforce, Inc. (Professional Services)	204	3,994
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	2,848
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	3,473
Kindred Healthcare, Inc. (Health Care Providers & Services)	561	6,928
Kite Pharma, Inc.* (Biotechnology)	204	9,366
Kite Realty Group Trust (Real Estate Investment Trusts)	561	15,545
KLX, Inc.* (Aerospace & Defense)	357	11,474
Knight Transportation, Inc. (Road & Rail)	408	10,669
Knoll, Inc. (Commercial Services & Supplies)	357	7,729
Knowles Corp.* (Electronic Equipment, Instruments & Components)	561	7,394
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	714	1,185
Korn/Ferry International (Professional Services)	306	8,657
Kraton Performance Polymers, Inc.* (Chemicals)	255	4,412
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	459	2,272
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	459	7,156
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	612	7,650
Ladder Capital Corp. (Real Estate Investment Trusts)	306	3,810
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	969	2,423
Lakeland Bancorp, Inc. (Banks)	306	3,106
Landec Corp.* (Food Products)	255	2,678
Lannett Co., Inc.* (Pharmaceuticals)	153	2,743
LaSalle Hotel Properties (Real Estate Investment Trusts)	714	18,071
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	867	4,925
La-Z-Boy, Inc. (Household Durables)	357	9,546
LDR Holding Corp.* (Health Care Equipment & Supplies)	153	3,900
LegacyTexas Financial Group, Inc. (Banks)	306	6,013
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	408	4,876
Lexington Realty Trust (Real Estate Investment Trusts)	1,326	11,404
Libbey, Inc. (Household Durables)	153	2,846
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	459	10,171
LifeLock, Inc.* (Diversified Consumer Services)	612	7,387
Limelight Networks, Inc.* (Internet Software & Services)	663	1,200
Lion Biotechnologies, Inc.* (Biotechnology)	408	2,073
Lionbridge Technologies, Inc.* (IT Services)	561	2,839
Liquidity Services, Inc.* (Internet Software & Services)	255	1,321
Lithia Motors, Inc. - Class A (Specialty Retail)	153	13,361
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	153	18,836
LivaNova PLC* (Health Care Equipment & Supplies)	153	8,259
LivePerson, Inc.* (Internet Software & Services)	459	2,685
LogMeIn, Inc.* (Internet Software & Services)	153	7,720
Louisiana-Pacific Corp.* (Paper & Forest Products)	918	15,716
LTC Properties, Inc. (Real Estate Investment Trusts)	255	11,536
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	204	2,676
Luminex Corp.* (Life Sciences Tools & Services)	306	5,936
Lumos Networks Corp.* (Diversified Telecommunication Services)	204	2,619
M.D.C. Holdings, Inc. (Household Durables)	255	6,390
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	153	6,700
M/I Homes, Inc.* (Household Durables)	204	3,805
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	612	14,382
MacroGenics, Inc.* (Biotechnology)	204	3,825
Magellan Health, Inc.* (Health Care Providers & Services)	153	10,393
Maiden Holdings, Ltd. (Insurance)	357	4,620
Manhattan Associates, Inc.* (Software)	459	26,103
MannKind Corp.* (Biotechnology)	1,683	2,710
ManTech International Corp. - Class A (IT Services)	204	6,526
Marchex, Inc. - Class B (Internet Software & Services)	459	2,043
Marin Software, Inc.* (Internet Software & Services)	357	1,078

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MarineMax, Inc.* (Specialty Retail)	204	$3,972
MarketAxess Holdings, Inc. (Diversified Financial Services)	255	31,832
Marketo, Inc.* (Internet Software & Services)	255	4,990
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	153	10,328
Marten Transport, Ltd. (Road & Rail)	204	3,819
Masimo Corp.* (Health Care Equipment & Supplies)	306	12,803
Masonite International Corp.* (Building Products)	204	13,361
MasTec, Inc.* (Construction & Engineering)	459	9,290
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	459	8,703
Matrix Service Co.* (Energy Equipment & Services)	204	3,611
Matson, Inc. (Marine)	306	12,292
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	10,500
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	816	2,978
MAXIMUS, Inc. (IT Services)	408	21,477
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	408	7,548
MB Financial, Inc. (Banks)	459	14,895
MBIA, Inc.* (Insurance)	1,071	9,478
McDermott International, Inc.* (Energy Equipment & Services)	1,632	6,675
McGrath RentCorp (Commercial Services & Supplies)	204	5,116
MDC Partners, Inc. - Class A (Media)	306	7,222
Media General, Inc.* (Media)	612	9,982
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,326	17,211
Medidata Solutions, Inc.* (Health Care Technology)	357	13,820
Mentor Graphics Corp. (Software)	612	12,442
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	306	6,212
Meredith Corp. (Media)	255	12,113
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	408	5,679
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	6,307
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	5,658
Meritage Homes Corp.* (Household Durables)	255	9,297
Meritor, Inc.* (Machinery)	663	5,344
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	765	6,403
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	7,456
MGE Energy, Inc. (Electric Utilities)	255	13,324
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,091	16,038
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	663	25,399
MiMedx Group, Inc.* (Biotechnology)	765	6,686
Minerals Technologies, Inc. (Chemicals)	204	11,597
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	357	13,441
Mobile Mini, Inc. (Commercial Services & Supplies)	306	10,104
MobileIron, Inc.* (Software)	408	1,844
Modine Manufacturing Co.* (Auto Components)	408	4,492
ModusLink Global Solutions, Inc.* (IT Services)	561	825
Molina Healthcare, Inc.* (Health Care Providers & Services)	204	13,156
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	3,770
MoneyGram International, Inc.* (IT Services)	306	1,873
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	459	5,458
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	1,122	11,063
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	16,228
Monotype Imaging Holdings, Inc. (Software)	306	7,320
Monro Muffler Brake, Inc. (Specialty Retail)	204	14,580
Monster Worldwide, Inc.* (Internet Software & Services)	714	2,328
Moog, Inc.* - Class A (Aerospace & Defense)	255	11,648
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	357	493
MRC Global, Inc.* (Trading Companies & Distributors)	663	8,712
MSA Safety, Inc. (Commercial Services & Supplies)	204	9,863
Mueller Industries, Inc. (Machinery)	357	10,503
Mueller Water Products, Inc. - Class A (Machinery)	1,071	10,581
Myers Industries, Inc. (Containers & Packaging)	204	2,623
Myriad Genetics, Inc.* (Biotechnology)	459	17,179
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	204	3,231
National Bank Holdings Corp. (Banks)	255	5,199
National CineMedia, Inc. (Media)	459	6,981
National General Holdings Corp. (Insurance)	255	5,505
National Health Investors, Inc. (Real Estate Investment Trusts)	255	16,963
National Penn Bancshares, Inc. (Banks)	918	9,768
National Storage Affiliates Trust (Real Estate Investment Trusts)	255	5,406
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	306	3,029
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	7,840
Nautilus, Inc.* (Leisure Products)	255	4,927
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	1,683	1,590
Navigant Consulting, Inc.* (Professional Services)	357	5,644
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	816	1,297
Navios Maritime Holdings, Inc. (Marine)	816	922
Navistar International Corp.* (Machinery)	357	4,470
NBT Bancorp, Inc. (Banks)	306	8,247

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NCI Building Systems, Inc.* (Building Products)	255	$3,621
Nektar Therapeutics* (Pharmaceuticals)	867	11,921
Nelnet, Inc. - Class A (Consumer Finance)	153	6,024
Neogen Corp.* (Health Care Equipment & Supplies)	255	12,839
NeoGenomics, Inc.* (Life Sciences Tools & Services)	561	3,781
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	306	4,296
NETGEAR, Inc.* (Communications Equipment)	255	10,294
NetScout Systems, Inc.* (Communications Equipment)	255	5,857
Neurocrine Biosciences, Inc.* (Biotechnology)	510	20,170
NeuStar, Inc.* - Class A (IT Services)	357	8,782
New Jersey Resources Corp. (Gas Utilities)	561	20,437
New Media Investment Group, Inc. (Media)	306	5,092
New Residential Investment Corp. (Real Estate Investment Trusts)	1,224	14,235
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	459	4,728
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	816	3,868
New York REIT, Inc. (Real Estate Investment Trusts)	1,071	10,817
Newpark Resources, Inc.* (Energy Equipment & Services)	663	2,864
Newport Corp.* (Electronic Equipment, Instruments & Components)	306	7,038
NewStar Financial, Inc.* (Diversified Financial Services)	255	2,231
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	9,031
NIC, Inc. (Internet Software & Services)	459	8,276
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	357	2,799
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	459	2,318
Nobilis Health Corp.* (Health Care Providers & Services)	357	1,114
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	612	8,623
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	153	419
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	561	2,238
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,869
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	663	8,957
Northwest Biotherapeutics, Inc.* (Biotechnology)	408	596
Northwest Natural Gas Co. (Gas Utilities)	204	10,985
NorthWestern Corp. (Multi-Utilities)	306	18,896
Novatel Wireless, Inc.* (Communications Equipment)	561	993
Novavax, Inc.* (Biotechnology)	1,683	8,684
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	255	3,460
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	255	3,631
Nutrisystem, Inc. (Internet & Catalog Retail)	204	4,257
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	14,887
Nuvectra Corp.* (Health Care Equipment & Supplies)	51	276
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	459	6,880
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	918	6,683
Oclaro, Inc.* (Communications Equipment)	1,071	5,783
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	765	1,890
OFG Bancorp (Banks)	357	2,495
Oil States International, Inc.* (Energy Equipment & Services)	357	11,253
Old National Bancorp (Banks)	765	9,325
Old Second Bancorp, Inc.* (Banks)	357	2,560
Olin Corp. (Chemicals)	510	8,859
OM Asset Management PLC (Capital Markets)	204	2,723
Omeros Corp.* (Pharmaceuticals)	255	3,912
Omnicell, Inc.* (Health Care Technology)	255	7,107
OMNOVA Solutions, Inc.* (Chemicals)	408	2,268
On Assignment, Inc.* (Professional Services)	357	13,180
Oncothyreon, Inc.* (Biotechnology)	918	1,166
ONE Gas, Inc. (Gas Utilities)	357	21,813
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	2,597
Ophthotech Corp.* (Biotechnology)	153	6,467
OPOWER, Inc.* (Internet Software & Services)	255	1,737
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	561	4,056
ORBCOMM, Inc.* (Diversified Telecommunication Services)	510	5,166
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	867	488
Organovo Holdings, Inc.* (Biotechnology)	765	1,660
Orion Marine Group, Inc.* (Construction & Engineering)	357	1,849
Oritani Financial Corp. (Thrifts & Mortgage Finance)	357	6,058
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	255	10,516
Otter Tail Corp. (Electric Utilities)	255	7,553
OvaScience, Inc.* (Biotechnology)	153	1,452
Owens & Minor, Inc. (Health Care Providers & Services)	408	16,491
P.H. Glatfelter Co. (Paper & Forest Products)	306	6,343
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	612	5,202
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	255	1,193
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	13,510
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	204	11,055
PAREXEL International Corp.* (Life Sciences Tools & Services)	357	22,395
Park Sterling Corp. (Banks)	459	3,062

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Parker Drilling Co.* (Energy Equipment & Services)	1,071	$2,271
Parkway Properties, Inc. (Real Estate Investment Trusts)	561	8,785
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	561	12,679
Party City Holdco, Inc.* (Specialty Retail)	204	3,068
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	357	6,808
Paycom Software, Inc.* (Software)	204	7,262
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	255	15,159
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	255	3,412
PDL BioPharma, Inc. (Biotechnology)	1,173	3,906
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	102	237
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	459	13,343
Pegasystems, Inc. (Software)	255	6,472
Pendrell Corp.* (Professional Services)	1,836	973
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	561	9,363
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	459	10,029
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	510	6,956
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,040	858
Perficient, Inc.* (IT Services)	255	5,539
Performance Sports Group, Ltd.* (Leisure Products)	357	1,135
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	510	536
PGT, Inc.* (Building Products)	357	3,513
PharMerica Corp.* (Health Care Providers & Services)	204	4,510
PHH Corp.* (Thrifts & Mortgage Finance)	357	4,477
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	510	5,309
Physicians Realty Trust (Real Estate Investment Trusts)	510	9,476
PICO Holdings, Inc.* (Diversified Financial Services)	204	2,087
Piedmont Natural Gas Co., Inc. (Gas Utilities)	510	30,513
Pier 1 Imports, Inc. (Specialty Retail)	612	4,290
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	408	14,321
Pinnacle Financial Partners, Inc. (Banks)	255	12,510
Pioneer Energy Services Corp.* (Energy Equipment & Services)	561	1,234
Plantronics, Inc. (Communications Equipment)	255	9,993
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	8,062
Plug Power, Inc.* (Electrical Equipment)	1,479	3,032
PNM Resources, Inc. (Electric Utilities)	510	17,197
Polycom, Inc.* (Communications Equipment)	918	10,236
PolyOne Corp. (Chemicals)	561	16,970
Pool Corp. (Distributors)	255	22,373
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	153	7,965
Portland General Electric Co. (Electric Utilities)	510	20,140
Portola Pharmaceuticals, Inc.* (Biotechnology)	306	6,242
Post Holdings, Inc.* (Food Products)	357	24,551
Potbelly Corp.* (Hotels, Restaurants & Leisure)	204	2,776
Potlatch Corp. (Real Estate Investment Trusts)	255	8,033
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	10,131
PowerSecure International, Inc.* (Electrical Equipment)	204	3,813
PRA Group, Inc.* (Consumer Finance)	306	8,993
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	255	3,233
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	357	19,059
Primerica, Inc. (Insurance)	306	13,626
Primoris Services Corp. (Construction & Engineering)	306	7,436
PrivateBancorp, Inc. (Banks)	510	19,686
Progenics Pharmaceuticals, Inc.* (Biotechnology)	612	2,668
Progress Software Corp.* (Software)	357	8,611
Proofpoint, Inc.* (Software)	255	13,714
PROS Holdings, Inc.* (Software)	204	2,405
Prosperity Bancshares, Inc. (Banks)	408	18,927
Prothena Corp. PLC* (Biotechnology)	204	8,397
Proto Labs, Inc.* (Machinery)	153	11,795
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	459	9,267
PTC Therapeutics, Inc.* (Biotechnology)	204	1,314
Qlik Technologies, Inc.* (Software)	561	16,224
QLogic Corp.* (Electronic Equipment, Instruments & Components)	612	8,225
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	153	7,249
Quad/Graphics, Inc. (Commercial Services & Supplies)	255	3,300
Quality Systems, Inc. (Health Care Technology)	357	5,441
Qualys, Inc.* (Software)	153	3,872
Quanex Building Products Corp. (Building Products)	255	4,427
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,989	1,213
Quidel Corp.* (Health Care Equipment & Supplies)	204	3,521
QuinStreet, Inc.* (Internet Software & Services)	408	1,395
Quotient Technology, Inc.* (Internet Software & Services)	459	4,865
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,173	14,545
Radiant Logistics, Inc.* (Air Freight & Logistics)	306	1,092
Radius Health, Inc.* (Biotechnology)	204	6,414
RadNet, Inc.* (Health Care Providers & Services)	408	1,971
RAIT Financial Trust (Real Estate Investment Trusts)	663	2,082

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	765	$10,519
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	561	10,115
Raptor Pharmaceutical Corp.* (Biotechnology)	561	2,581
Raven Industries, Inc. (Industrial Conglomerates)	255	4,085
Rayonier Advanced Materials, Inc. (Chemicals)	306	2,907
RBC Bearings, Inc.* (Machinery)	153	11,209
Real Industry, Inc.* (Metals & Mining)	255	2,219
RealNetworks, Inc.* (Internet Software & Services)	357	1,449
RealPage, Inc.* (Software)	357	7,440
Redwood Trust, Inc. (Real Estate Investment Trusts)	561	7,338
Regis Corp.* (Diversified Consumer Services)	306	4,648
Regulus Therapeutics, Inc.* (Biotechnology)	306	2,121
Relypsa, Inc.* (Pharmaceuticals)	204	2,764
Renasant Corp. (Banks)	204	6,714
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	357	3,370
Rent-A-Center, Inc. (Specialty Retail)	357	5,658
Rentech, Inc.* (Chemicals)	204	453
Repligen Corp.* (Biotechnology)	204	5,471
Resource Capital Corp. (Real Estate Investment Trusts)	255	2,869
Resources Connection, Inc. (Professional Services)	306	4,761
Restoration Hardware Holdings, Inc.* (Specialty Retail)	204	8,548
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	612	12,313
RetailMeNot, Inc.* (Internet Software & Services)	306	2,451
Retrophin, Inc.* (Biotechnology)	255	3,483
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	510	392
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	408	7,409
Rexnord Corp.* (Machinery)	663	13,405
Rigel Pharmaceuticals, Inc.* (Biotechnology)	867	1,803
RingCentral, Inc.* - Class A (Software)	357	5,623
RLI Corp. (Insurance)	255	17,049
RLJ Lodging Trust (Real Estate Investment Trusts)	816	18,670
Roadrunner Transportation Systems, Inc.* (Road & Rail)	204	2,542
Rocket Fuel, Inc.* (Internet Software & Services)	306	964
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	357	2,681
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	204	6,573
Rouse Properties, Inc. (Real Estate Investment Trusts)	306	5,624
Rovi Corp.* (Software)	612	12,552
RPX Corp.* (Professional Services)	408	4,594
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	357	10,367
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	510	2,040
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	561	3,018
Ruckus Wireless, Inc.* (Communications Equipment)	561	5,503
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	306	4,180
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	255	4,651
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	306	5,633
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	255	13,127
S&T Bancorp, Inc. (Banks)	255	6,569
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	408	8,197
Safe Bulkers, Inc. (Marine)	561	451
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	204	2,483
Saia, Inc.* (Road & Rail)	204	5,743
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	408	2,240
Sanderson Farms, Inc. (Food Products)	153	13,798
Sandy Spring Bancorp, Inc. (Banks)	204	5,677
Sangamo BioSciences, Inc.* (Biotechnology)	510	3,086
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	561	13,116
Sapiens International Corp. N.V. (Software)	255	3,055
Sarepta Therapeutics, Inc.* (Biotechnology)	306	5,973
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	204	8,238
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	3,762
Scholastic Corp. (Media)	204	7,623
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	6,422
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	408	4,488
Science Applications International Corp. (IT Services)	306	16,322
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	357	3,367
SciQuest, Inc.* (Internet Software & Services)	255	3,539
Scorpio Bulkers, Inc.* (Marine)	153	502
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,173	6,839
SeaChange International, Inc.* (Software)	357	1,971
Seacoast Banking Corp. of Florida* (Banks)	204	3,221
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	51	747
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	459	9,667
Select Comfort Corp.* (Specialty Retail)	357	6,922
Select Income REIT (Real Estate Investment Trusts)	408	9,404
Select Medical Holdings Corp.* (Health Care Providers & Services)	714	8,432
Selective Insurance Group, Inc. (Insurance)	357	13,070
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	255	5,712

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	459	$10,093
Senomyx, Inc.* (Chemicals)	510	1,326
Sensient Technologies Corp. (Chemicals)	306	19,418
Sequenom, Inc.* (Life Sciences Tools & Services)	1,071	1,510
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	204	1,304
ServiceSource International, Inc.* (IT Services)	561	2,390
ServisFirst Bancshares, Inc. (Banks)	153	6,793
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	561	325
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	408	10,914
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	408	5,667
ShoreTel, Inc.* (Communications Equipment)	561	4,174
Shutterfly, Inc.* (Internet & Catalog Retail)	255	11,825
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	306	2,081
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	408	2,905
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	11,465
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	306	4,544
Silver Spring Networks, Inc.* (Software)	306	4,514
Simmons First National Corp. - Class A (Banks)	204	9,194
Simpson Manufacturing Co., Inc. (Building Products)	306	11,679
Sinclair Broadcast Group, Inc. - Class A (Media)	408	12,546
Skullcandy, Inc.* (Household Durables)	306	1,089
SkyWest, Inc. (Airlines)	357	7,136
Smart & Final Stores, Inc.* (Food & Staples Retailing)	204	3,305
Smith & Wesson Holding Corp.* (Leisure Products)	408	10,861
Snyder’s-Lance, Inc. (Food Products)	459	14,449
Solazyme, Inc.* (Chemicals)	816	1,656
Sonic Automotive, Inc. - Class A (Specialty Retail)	255	4,712
Sonic Corp. (Hotels, Restaurants & Leisure)	357	12,552
Sonus Networks, Inc.* (Communications Equipment)	459	3,456
Sorrento Therapeutics, Inc.* (Biotechnology)	255	1,372
Sotheby’s - Class A (Diversified Consumer Services)	408	10,906
South Jersey Industries, Inc. (Gas Utilities)	459	13,059
South State Corp. (Banks)	153	9,827
Southside Bancshares, Inc. (Banks)	204	5,318
Southwest Gas Corp. (Gas Utilities)	306	20,150
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	204	24,062
SpartanNash Co. (Food & Staples Retailing)	255	7,729
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	3,568
STAAR Surgical Co.* (Health Care Equipment & Supplies)	357	2,638
STAG Industrial, Inc. (Real Estate Investment Trusts)	459	9,345
Stage Stores, Inc. (Specialty Retail)	255	2,055
State Bank Financial Corp. (Banks)	255	5,039
State National Cos., Inc. (Insurance)	306	3,856
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	8,370
Stein Mart, Inc. (Specialty Retail)	306	2,243
STERIS PLC (Health Care Equipment & Supplies)	357	25,366
Sterling Bancorp (Banks)	612	9,749
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	357	13,223
Stewart Information Services Corp. (Insurance)	153	5,551
Stifel Financial Corp.* (Capital Markets)	408	12,077
Stillwater Mining Co.* (Metals & Mining)	816	8,690
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	408	322
Stoneridge, Inc.* (Auto Components)	255	3,713
STORE Capital Corp. (Real Estate Investment Trusts)	255	6,599
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	9,253
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	204	2,230
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	612	7,326
Summit Materials, Inc.* - Class A (Construction Materials)	204	3,968
Sun Communities, Inc. (Real Estate Investment Trusts)	306	21,913
Sun Hydraulics Corp. (Machinery)	153	5,078
SunCoke Energy, Inc. (Metals & Mining)	459	2,984
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,326	18,564
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	8,690
Superior Industries International, Inc. (Auto Components)	204	4,504
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	255	3,889
SUPERVALU, Inc.* (Food & Staples Retailing)	1,683	9,694
Swift Transportation Co.* (Road & Rail)	561	10,451
Sykes Enterprises, Inc.* (IT Services)	255	7,696
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	255	20,333
Synchronoss Technologies, Inc.* (Software)	255	8,247
Synergy Pharmaceuticals, Inc.* (Biotechnology)	714	1,971
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	714	5,548
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	204	18,888
Synta Pharmaceuticals Corp.* (Biotechnology)	1,020	245
Syntel, Inc.* (IT Services)	204	10,186
Tailored Brands, Inc. (Specialty Retail)	306	5,477
Take-Two Interactive Software, Inc.* (Software)	561	21,133

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TAL International Group, Inc. (Trading Companies & Distributors)	255	$3,937
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	561	5,049
Talmer Bancorp, Inc. - Class A (Banks)	408	7,381
Tangoe, Inc.* (Software)	306	2,414
TASER International, Inc.* (Aerospace & Defense)	357	7,008
Taylor Morrison Home Corp.* - Class A (Household Durables)	255	3,601
Team Health Holdings, Inc.* (Health Care Providers & Services)	459	19,191
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	255	19,576
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	663	2,433
Teledyne Technologies, Inc.* (Aerospace & Defense)	204	17,981
Telenav, Inc.* (Software)	306	1,805
Teligent, Inc.* (Pharmaceuticals)	459	2,249
Tenneco, Inc.* (Auto Components)	357	18,390
Terreno Realty Corp. (Real Estate Investment Trusts)	306	7,176
TESARO, Inc.* (Biotechnology)	153	6,737
Tesco Corp. (Energy Equipment & Services)	357	3,074
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	357	11,067
Tetra Tech, Inc. (Commercial Services & Supplies)	408	12,167
TETRA Technologies, Inc.* (Energy Equipment & Services)	663	4,210
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	255	1,181
Texas Capital Bancshares, Inc.* (Banks)	306	11,744
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	459	20,002
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	153	2,271
TG Therapeutics, Inc.* (Biotechnology)	255	2,173
The Advisory Board Co.* (Professional Services)	255	8,224
The Andersons, Inc. (Food & Staples Retailing)	204	6,408
The Bancorp, Inc.* (Banks)	306	1,750
The Brink’s Co. (Commercial Services & Supplies)	306	10,279
The Buckle, Inc. (Specialty Retail)	204	6,909
The Cato Corp. - Class A (Specialty Retail)	204	7,864
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	306	16,246
The E.W. Scripps Co. - Class A (Media)	408	6,361
The Empire District Electric Co. (Electric Utilities)	306	10,113
The Ensign Group, Inc. (Health Care Providers & Services)	306	6,928
The Finish Line, Inc. - Class A (Specialty Retail)	306	6,457
The Fresh Market, Inc.* (Food & Staples Retailing)	306	8,730
The GEO Group, Inc. (Real Estate Investment Trusts)	459	15,914
The Greenbrier Cos., Inc. (Machinery)	204	5,639
The Hackett Group, Inc. (IT Services)	255	3,856
The KEYW Holding Corp.* (Aerospace & Defense)	306	2,032
The Laclede Group, Inc. (Gas Utilities)	255	17,276
The Medicines Co.* (Pharmaceuticals)	408	12,962
The New York Times Co. - Class A (Media)	918	11,438
The Rubicon Project, Inc.* (Software)	204	3,729
The Spectranetics Corp.* (Health Care Equipment & Supplies)	306	4,443
The St Joe Co.* (Real Estate Management & Development)	459	7,872
TherapeuticsMD, Inc.* (Pharmaceuticals)	918	5,875
Theravance Biopharma, Inc.* (Pharmaceuticals)	255	4,794
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	4,478
Third Point Reinsurance, Ltd.* (Insurance)	561	6,379
Threshold Pharmaceuticals, Inc.* (Biotechnology)	663	305
Tidewater, Inc. (Energy Equipment & Services)	306	2,090
Tile Shop Holdings, Inc.* (Specialty Retail)	255	3,802
Time, Inc. (Media)	714	11,024
TimkenSteel Corp. (Metals & Mining)	255	2,321
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	357	2,035
Titan International, Inc. (Machinery)	357	1,921
TiVo, Inc.* (Software)	663	6,305
TowneBank (Banks)	357	6,851
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	408	306
TransEnterix, Inc.* (Health Care Equipment & Supplies)	612	2,601
Travelport Worldwide, Ltd. (IT Services)	714	9,753
Tredegar Corp. (Chemicals)	204	3,207
TreeHouse Foods, Inc.* (Food Products)	255	22,121
Trevena, Inc.* (Biotechnology)	357	2,952
Trex Co., Inc.* (Building Products)	204	9,778
TRI Pointe Group, Inc.* (Household Durables)	1,020	12,016
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	510	277
Tribune Publishing Co. (Media)	255	1,969
TriCo Bancshares (Banks)	204	5,165
TriMas Corp.* (Machinery)	306	5,361
TriNet Group, Inc.* (Professional Services)	306	4,391
Triple-S Management Corp.* (Health Care Providers & Services)	204	5,071
Tronox, Ltd. (Chemicals)	459	2,933
Trovagene, Inc.* (Biotechnology)	255	1,186
TrueBlue, Inc.* (Professional Services)	306	8,002
TrueCar, Inc.* (Internet Software & Services)	408	2,281
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	4,327
Trustmark Corp. (Banks)	459	10,571
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	459	3,052
Tuesday Morning Corp.* (Multiline Retail)	357	2,920
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	408	10,943
Tutor Perini Corp.* (Construction & Engineering)	255	3,963

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tyler Technologies, Inc.* (Software)	204	$26,236
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	357	8,111
Ubiquiti Networks, Inc.* (Communications Equipment)	204	6,787
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	357	1,914
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	969	483
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	204	12,914
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	204	4,455
UMB Financial Corp. (Banks)	255	13,166
UMH Properties, Inc. (Real Estate Investment Trusts)	255	2,530
Umpqua Holdings Corp. (Banks)	1,377	21,839
Unilife Corp.* (Health Care Equipment & Supplies)	1,224	832
Union Bankshares Corp. (Banks)	306	7,537
Unisys Corp.* (IT Services)	357	2,749
Unit Corp.* (Energy Equipment & Services)	357	3,145
United Bankshares, Inc. (Banks)	459	16,845
United Community Banks, Inc. (Banks)	357	6,594
United Community Financial Corp. (Thrifts & Mortgage Finance)	510	2,994
United Development Funding IV+ (Real Estate Investment Trusts)	270	648
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	357	4,495
United Natural Foods, Inc.* (Food & Staples Retailing)	306	12,332
Universal American Corp. (Health Care Providers & Services)	408	2,913
Universal Corp. (Tobacco)	153	8,692
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	255	13,796
Universal Insurance Holdings, Inc. (Insurance)	255	4,539
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,275	954
Urban Edge Properties (Real Estate Investment Trusts)	561	14,496
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	204	4,274
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	204	27,274
Valley National Bancorp (Banks)	1,479	14,110
Vanda Pharmaceuticals, Inc.* (Biotechnology)	357	2,985
VASCO Data Security International, Inc.* (Software)	204	3,142
Vector Group, Ltd. (Tobacco)	510	11,648
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,967
Verastem, Inc.* (Biotechnology)	357	564
Verint Systems, Inc.* (Software)	357	11,917
Versartis, Inc.* (Biotechnology)	204	1,636
ViaSat, Inc.* (Communications Equipment)	255	18,738
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	1,020	533
Virgin America, Inc.* (Airlines)	204	7,866
VirnetX Holding Corp.* (Software)	561	2,575
Virtusa Corp.* (IT Services)	204	7,642
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	918	11,209
Vitamin Shoppe, Inc.* (Specialty Retail)	204	6,316
VIVUS, Inc.* (Pharmaceuticals)	1,122	1,571
Vocera Communications, Inc.* (Health Care Technology)	255	3,251
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	6,060
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	408	894
Wabash National Corp.* (Machinery)	510	6,732
WageWorks, Inc.* (Professional Services)	255	12,906
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	204	4,951
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	255	1,948
Washington Federal, Inc. (Thrifts & Mortgage Finance)	612	13,862
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	459	13,407
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	255	3,488
Watts Water Technologies, Inc. - Class A (Machinery)	204	11,247
Web.com Group, Inc.* (Internet Software & Services)	306	6,065
WebMD Health Corp.* (Internet Software & Services)	255	15,971
Webster Financial Corp. (Banks)	561	20,140
Weight Watchers International, Inc.* (Diversified Consumer Services)	408	5,928
WellCare Health Plans, Inc.* (Health Care Providers & Services)	255	23,652
Werner Enterprises, Inc. (Road & Rail)	306	8,311
WesBanco, Inc. (Banks)	255	7,576
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	459	6,605
West Corp. (Commercial Services & Supplies)	357	8,147
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	459	31,819
Westamerica Bancorp (Banks)	153	7,453
Western Alliance Bancorp* (Banks)	510	17,024
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	306	3,075
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	459	13,351
WGL Holdings, Inc. (Gas Utilities)	306	22,145
Whitestone REIT (Real Estate Investment Trusts)	204	2,564
Wilshire Bancorp, Inc. (Banks)	510	5,253
Windstream Holdings, Inc. (Diversified Telecommunication Services)	765	5,875
Winnebago Industries, Inc. (Automobiles)	204	4,580
Wintrust Financial Corp. (Banks)	306	13,568
WisdomTree Investments, Inc. (Capital Markets)	714	8,161
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	663	12,212
Woodward, Inc. (Machinery)	408	21,223
World Wrestling Entertainment, Inc. - Class A (Media)	255	4,503

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Worthington Industries, Inc. (Metals & Mining)	306	$10,906
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	255	4,233
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	6,634
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	459	2,993
Xencor, Inc.* (Biotechnology)	204	2,738
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	714	11,153
XenoPort, Inc.* (Pharmaceuticals)	561	2,530
XO Group, Inc.* (Internet Software & Services)	255	4,093
XOMA Corp.* (Biotechnology)	816	631
XPO Logistics, Inc.* (Air Freight & Logistics)	459	14,092
Xura, Inc.* (Software)	204	4,013
Yadkin Financial Corp. (Banks)	204	4,829
YRC Worldwide, Inc.* (Road & Rail)	306	2,852
ZAGG, Inc.* (Household Durables)	306	2,757
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	357	9,696
Zendesk, Inc.* (Software)	357	7,472
ZIOPHARM Oncology, Inc.* (Biotechnology)	459	3,406
Zix Corp.* (Software)	918	3,608
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	204	7,954
Zogenix, Inc.* (Pharmaceuticals)	204	1,885
Zumiez, Inc.* (Specialty Retail)	408	8,127
TOTAL COMMON STOCKS (Cost $7,038,286)		9,285,746
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	—
Dyax Corp. *+(b) (Biotechnology)	972	1,079
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	800	2,016
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		3,095
Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	196	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(d)(e)(35.9%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $6,141,040	$6,141,000	$6,141,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,141,000)		6,141,000

TOTAL INVESTMENT SECURITIES (Cost $13,181,302) - 90.3%		15,429,841
Net other assets (liabilities) - 9.7%		1,658,016

NET ASSETS - 100.0%		$17,087,857

+                             These securities were fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2016, these securities represented 0.022% of the net assets of the Fund.

*                             Non-income producing security

^                              The advisor has deemed these securities to be illiquid. As of March 31, 2016, these securities represented 0.012% of the net assets of the Fund.

(a)                     Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                     Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                      Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $2,521,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	6/20/16	$2,218,400	$81,367

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/16	(0.35)%	$3,530,797	$105,100
Russell 2000 Index	Goldman Sachs International	4/27/16	0.15%	7,969,886	207,786
				11,500,683	312,886

iShares Russell 2000 ETF	UBS AG	4/27/16	(0.20)%	5,251,598	180,549
Russell 2000 Index	UBS AG	4/27/16	0.25%	6,408,422	268,196
				11,660,020	448,745
				$23,160,703	$761,631

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$121,336	0.7%
Air Freight & Logistics	53,113	0.3%
Airlines	31,850	0.2%
Auto Components	102,411	0.6%
Automobiles	4,580	NM
Banks	809,095	4.7%
Beverages	1,151	NM
Biotechnology	402,903	2.3%
Building Products	89,322	0.5%
Capital Markets	98,979	0.6%
Chemicals	157,567	0.9%
Commercial Services & Supplies	206,780	1.2%
Communications Equipment	168,412	1.0%
Construction & Engineering	84,805	0.5%
Construction Materials	14,086	0.1%
Consumer Finance	47,226	0.3%
Containers & Packaging	35,116	0.2%
Distributors	34,852	0.2%
Diversified Consumer Services	101,667	0.6%
Diversified Financial Services	46,279	0.3%
Diversified Telecommunication Services	72,751	0.4%
Electric Utilities	139,718	0.8%
Electrical Equipment	67,581	0.4%
Electronic Equipment, Instruments & Components	288,879	1.7%
Energy Equipment & Services	81,531	0.5%
Food & Staples Retailing	77,094	0.5%
Food Products	133,901	0.8%
Gas Utilities	156,378	0.9%
Health Care Equipment & Supplies	326,743	1.9%
Health Care Providers & Services	237,443	1.4%
Health Care Technology	44,096	0.3%
Hotels, Restaurants & Leisure	294,698	1.8%
Household Durables	104,630	0.6%
Household Products	13,630	0.1%
Independent Power and Renewable Electricity Producers	48,659	0.3%
Industrial Conglomerates	4,085	NM
Insurance	195,895	1.1%
Internet & Catalog Retail	39,769	0.2%
Internet Software & Services	210,272	1.2%
IT Services	280,266	1.6%
Leisure Products	23,657	0.1%
Life Sciences Tools & Services	61,657	0.4%
Machinery	250,075	1.5%
Marine	14,773	0.1%
Media	165,100	1.0%
Metals & Mining	83,216	0.5%
Multiline Retail	23,651	0.1%
Multi-Utilities	53,934	0.3%
Oil, Gas & Consumable Fuels	169,220	1.0%
Paper & Forest Products	41,535	0.2%
Personal Products	2,088	NM
Pharmaceuticals	160,659	0.9%
Professional Services	128,981	0.8%
Real Estate Investment Trusts	993,840	5.9%
Real Estate Management & Development	36,489	0.2%
Road & Rail	57,551	0.3%
Semiconductors & Semiconductor Equipment	368,416	2.2%
Software	459,912	2.7%
Specialty Retail	297,643	1.8%
Technology Hardware, Storage & Peripherals	65,468	0.4%
Textiles, Apparel & Luxury Goods	82,489	0.5%
Thrifts & Mortgage Finance	191,291	1.1%
Tobacco	20,340	0.1%
Trading Companies & Distributors	65,440	0.4%
Transportation Infrastructure	6,605	NM
Water Utilities	19,576	0.1%
Wireless Telecommunication Services	15,686	0.1%
Other**	7,799,016	45.6%
Total	$17,087,857	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (58.3%)
Activision Blizzard, Inc. (Software)	5,250	$177,660
Adobe Systems, Inc.* (Software)	3,570	334,866
Akamai Technologies, Inc.* (Internet Software & Services)	1,260	70,018
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,610	224,144
Alphabet, Inc.* - Class A (Internet Software & Services)	2,100	1,602,090
Alphabet, Inc.* - Class C (Internet Software & Services)	2,485	1,851,201
Amazon.com, Inc.* (Internet & Catalog Retail)	3,360	1,994,629
American Airlines Group, Inc. (Airlines)	4,305	176,548
Amgen, Inc. (Biotechnology)	5,390	808,123
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,205	130,514
Apple, Inc. (Technology Hardware, Storage & Peripherals)	39,690	4,325,813
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,085	171,240
Autodesk, Inc.* (Software)	1,610	93,879
Automatic Data Processing, Inc. (IT Services)	3,290	295,146
Baidu, Inc.*ADR (Internet Software & Services)	1,925	367,444
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,155	57,334
Biogen, Inc.* (Biotechnology)	1,575	410,004
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,155	95,264
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,995	308,228
CA, Inc. (Software)	2,975	91,600
Celgene Corp.* (Biotechnology)	5,600	560,504
Cerner Corp.* (Health Care Technology)	2,450	129,752
Charter Communications, Inc.* - Class A (Media)	805	162,956
Check Point Software Technologies, Ltd.* (Software)	1,295	113,274
Cisco Systems, Inc. (Communications Equipment)	36,015	1,025,347
Citrix Systems, Inc.* (Software)	1,085	85,259
Cognizant Technology Solutions Corp.* (IT Services)	4,375	274,313
Comcast Corp. - Class A (Media)	17,395	1,062,486
Costco Wholesale Corp. (Food & Staples Retailing)	3,150	496,377
CSX Corp. (Road & Rail)	6,895	177,546
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	2,450	108,437
Discovery Communications, Inc.* - Class A (Media)	1,085	31,064
Discovery Communications, Inc.* - Class C (Media)	1,820	49,140
DISH Network Corp.* - Class A (Media)	1,610	74,479
Dollar Tree, Inc.* (Multiline Retail)	1,680	138,533
eBay, Inc.* (Internet Software & Services)	8,435	201,259
Electronic Arts, Inc.* (Software)	2,205	145,773
Endo International PLC* (Pharmaceuticals)	1,575	44,336
Expedia, Inc. (Internet & Catalog Retail)	980	105,664
Express Scripts Holding Co.* (Health Care Providers & Services)	4,795	329,368
Facebook, Inc.* - Class A (Internet Software & Services)	16,415	1,872,952
Fastenal Co. (Trading Companies & Distributors)	2,065	101,185
Fiserv, Inc.* (IT Services)	1,610	165,154
Gilead Sciences, Inc. (Biotechnology)	9,765	897,013
Henry Schein, Inc.* (Health Care Providers & Services)	595	102,715
Illumina, Inc.* (Life Sciences Tools & Services)	1,050	170,216
Incyte Corp.* (Biotechnology)	1,330	96,385
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,810	1,093,753
Intuit, Inc. (Software)	1,855	192,939
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	280	168,294
JD.com, Inc.*ADR (Internet & Catalog Retail)	6,230	165,095
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,120	92,512
Liberty Global PLC* - Class A (Media)	1,820	70,070
Liberty Global PLC* - Class C (Media)	4,165	156,437
Liberty Interactive Corp.* (Internet & Catalog Retail)	3,290	83,073
Liberty Media Corp.* (Media)	735	28,393
Liberty Media Corp.* - Class C (Media)	1,610	61,325
Liberty Ventures* (Internet & Catalog Retail)	980	38,338
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,715	76,420
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,820	129,548
Mattel, Inc. (Leisure Products)	2,450	82,369
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,065	75,951
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,420	77,687
Microsoft Corp. (Software)	56,595	3,125,741
Mondelez International, Inc. - Class A (Food Products)	11,235	450,748
Monster Beverage Corp.* (Beverages)	1,435	191,400
Mylan N.V.* (Pharmaceuticals)	3,500	162,225
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,100	57,309
Netease.com, Inc.ADR (Internet Software & Services)	525	75,380
Netflix, Inc.* (Internet & Catalog Retail)	3,080	314,868
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,610	89,017
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,850	137,176
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,485	201,459
O’Reilly Automotive, Inc.* (Specialty Retail)	700	191,561
PACCAR, Inc. (Machinery)	2,520	137,819

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Paychex, Inc. (IT Services)	2,590	$139,886
PayPal Holdings, Inc.* (IT Services)	8,750	337,749
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	10,710	547,709
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	735	264,923
Ross Stores, Inc. (Specialty Retail)	2,905	168,200
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	910	91,155
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,135	73,551
Sirius XM Holdings, Inc.* (Media)	36,470	144,057
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,365	106,334
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,570	631,029
Stericycle, Inc.* (Commercial Services & Supplies)	595	75,083
Symantec Corp. (Software)	4,655	85,559
Tesla Motors, Inc.* (Automobiles)	945	217,133
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,210	413,998
The Kraft Heinz Co. (Food Products)	8,680	681,901
The Priceline Group, Inc.* (Internet & Catalog Retail)	350	451,135
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,845	223,863
Tractor Supply Co. (Specialty Retail)	945	85,485
TripAdvisor, Inc.* (Internet & Catalog Retail)	945	62,843
Twenty-First Century Fox, Inc. - Class A (Media)	8,015	223,458
Twenty-First Century Fox, Inc. - Class B (Media)	5,705	160,881
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	455	88,152
Verisk Analytics, Inc.* - Class A (Professional Services)	1,190	95,105
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,750	139,108
Viacom, Inc. - Class B (Media)	2,485	102,581
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,765	88,618
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,735	651,597
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,680	79,363
Whole Foods Market, Inc. (Food & Staples Retailing)	2,310	71,864
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,820	86,323
Yahoo!, Inc.* (Internet Software & Services)	6,790	249,940

TOTAL COMMON STOCKS (Cost $16,937,348)		36,872,722

	Principal Amount	Value
Repurchase Agreements(a)(b)(29.9%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $18,937,124	$18,937,000	$18,937,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,937,000)		18,937,000

TOTAL INVESTMENT SECURITIES (Cost $35,874,348) - 88.2%		55,809,722
Net other assets (liabilities) - 11.8%		7,502,447

NET ASSETS - 100.0%		$63,312,169

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $8,447,000.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	130	6/20/16	$11,636,300	$493,367

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/16	0.60%	$17,796,045	$326,331
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/16	0.40%	16,395,683	313,238
				34,191,728	639,569

NASDAQ-100 Index	UBS AG	4/27/16	0.70%	27,110,421	644,246
PowerShares QQQ Trust, Series 1 ETF	UBS AG	4/27/16	0.70%	16,450,867	213,785
				43,561,288	858,031
				$77,753,016	$1,497,600

^                  Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Airlines	$176,548	0.3%
Automobiles	217,133	0.3%
Beverages	191,400	0.3%
Biotechnology	3,495,468	5.5%
Commercial Services & Supplies	75,083	0.1%
Communications Equipment	1,025,347	1.6%
Diversified Telecommunication Services	91,155	0.1%
Food & Staples Retailing	1,219,838	1.9%
Food Products	1,132,649	1.8%
Health Care Equipment & Supplies	168,294	0.3%
Health Care Providers & Services	432,083	0.7%
Health Care Technology	129,752	0.2%
Hotels, Restaurants & Leisure	849,594	1.3%
Internet & Catalog Retail	3,324,082	5.4%
Internet Software & Services	6,290,284	10.0%
IT Services	1,212,248	1.9%
Leisure Products	82,369	0.1%
Life Sciences Tools & Services	170,216	0.3%
Machinery	137,819	0.2%
Media	2,327,327	3.7%
Multiline Retail	138,533	0.2%
Pharmaceuticals	206,561	0.3%
Professional Services	95,105	0.2%
Road & Rail	177,546	0.2%
Semiconductors & Semiconductor Equipment	3,519,304	5.6%
Software	4,446,550	7.0%
Specialty Retail	590,732	0.9%
Technology Hardware, Storage & Peripherals	4,536,036	7.2%
Trading Companies & Distributors	101,185	0.2%
Wireless Telecommunication Services	312,481	0.5%
Other**	26,439,447	41.7%
Total	$63,312,169	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(113.5%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $9,664,063	$9,664,000	$9,664,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,664,000)		9,664,000

TOTAL INVESTMENT SECURITIES (Cost $9,664,000) - 113.5%		9,664,000
Net other assets (liabilities) - (13.5)%		(1,146,027)

NET ASSETS - 100.0%		$8,517,973

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $1,114,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	6/20/16	$1,230,600	$(42,788)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/16	(0.30)%	$(6,542,120)	$(73,932)
S&P 500	UBS AG	4/27/16	(0.15)%	(721,178)	(8,633)
				$(7,263,298)	$(82,565)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.3%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $579,004	$579,000	$579,000
TOTAL REPURCHASE AGREEMENTS (Cost $579,000)		579,000

TOTAL INVESTMENT SECURITIES (Cost $579,000) - 102.3%		579,000
Net other assets (liabilities) - (2.3)%		(12,978)

NET ASSETS - 100.0%		$566,022

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $148,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/16	0.00	%+	$(375,903)	$(7,197)
S&P MidCap 400	UBS AG	4/27/16	(0.30)%		(188,317)	(4,016)
					$(564,220)	$(11,213)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                           Amount is less than 0.005%

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.1%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $3,311,022	$3,311,000	$3,311,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,311,000)		3,311,000

TOTAL INVESTMENT SECURITIES (Cost $3,311,000) - 102.1%		3,311,000
Net other assets (liabilities) - (2.1)%		(69,607)

NET ASSETS - 100.0%		$3,241,393

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $676,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	6/20/16	$332,760	$(12,215)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/16	0.35%	$(789,638)	$(23,398)
Russell 2000 Index	UBS AG	4/27/16	0.25%	(2,098,920)	(78,150)
				$(2,888,558)	$(101,548)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.6%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $32,000	$32,000	$32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000

TOTAL INVESTMENT SECURITIES (Cost $32,000) - 101.6%		32,000
Net other assets (liabilities) - (1.6)%		(514)

NET ASSETS - 100.0%		$31,486

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $25,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/16	(0.25)%	$(9,008)	$(75)
Dow Jones Industrial Average	UBS AG	4/27/16	(0.50)%	(22,291)	(194)
				$(31,299)	$(269)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(121.9%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $6,319,041	$6,319,000	$6,319,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,319,000)		6,319,000

TOTAL INVESTMENT SECURITIES (Cost $6,319,000) - 121.9%		6,319,000
Net other assets (liabilities) - (21.9)%		(1,134,870)

NET ASSETS - 100.0%		$5,184,130

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $1,122,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	2	6/20/16	$179,020	$(7,598)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/16	(0.30)%	$(1,137,767)	$(41,024)
NASDAQ-100 Index	UBS AG	4/27/16	(0.30)%	(3,830,148)	(62,336)
				$(4,967,915)	$(103,360)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.3%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $1,808,012	$1,808,000	$1,808,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,808,000)		1,808,000

TOTAL INVESTMENT SECURITIES (Cost $1,808,000) - 101.3%		1,808,000
Net other assets (liabilities) - (1.3)%		(23,091)

NET ASSETS - 100.0%		$1,784,909

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $323,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/16	0.00	%+	$(514,840)	$(3,768)
MSCI EAFE Index	UBS AG	4/27/16	(0.10)%		(1,261,908)	(11,275)
					$(1,776,748)	$(15,043)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                           Amount is less than 0.005%

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(90.4%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $2,775,018	$2,775,000	$2,775,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,775,000)		2,775,000

TOTAL INVESTMENT SECURITIES (Cost $2,775,000) - 90.4%		2,775,000
Net other assets (liabilities) - 9.6%		294,738

NET ASSETS - 100.0%		$3,069,738

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $546,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/16	0.10%	$(971,787)	$(18,205)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/16	0.05%	(2,081,278)	(69,443)
				$(3,053,065)	$(87,648)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(71.5%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $58,000	$58,000	$58,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $58,000) - 71.5%		58,000
Net other assets (liabilities) - 28.5%		23,108

NET ASSETS - 100.0%		$81,108

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $39,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/16	(0.25)%	$(119,780)	$(596)
Dow Jones Industrial Average	UBS AG	4/27/16	(0.50)%	(42,614)	(386)
				$(162,394)	$(982)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(206.8%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $3,105,020	$3,105,000	$3,105,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,105,000)		3,105,000

TOTAL INVESTMENT SECURITIES (Cost $3,105,000) - 206.8%		3,105,000
Net other assets (liabilities) - (106.8)%(c)		(1,603,330)

NET ASSETS - 100.0%		$1,501,670

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $991,000.

(c)                    Amount includes $1,556,730 of net capital shares payable as of March 31, 2016.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/16	(0.30)%	$(1,991,018)	$(40,032)
NASDAQ-100 Index	UBS AG	4/27/16	(0.30)%	(1,013,795)	(816)
				$(3,004,813)	$(40,848)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (75.5%)
Associated Banc-Corp. (Banks)	477	$8,557
BancorpSouth, Inc. (Banks)	285	6,073
Bank of America Corp. (Banks)	33,714	455,813
Bank of Hawaii Corp. (Banks)	146	9,969
Bank of the Ozarks, Inc. (Banks)	270	11,332
BankUnited, Inc. (Banks)	317	10,917
BB&T Corp. (Banks)	2,533	84,273
BOK Financial Corp. (Banks)	42	2,294
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	423	5,609
Cathay General Bancorp (Banks)	234	6,629
Citigroup, Inc. (Banks)	9,599	400,758
Citizens Financial Group, Inc. (Banks)	1,742	36,495
Comerica, Inc. (Banks)	595	22,533
Commerce Bancshares, Inc. (Banks)	277	12,451
Cullen/Frost Bankers, Inc. (Banks)	199	10,967
East West Bancorp, Inc. (Banks)	450	14,616
F.N.B. Corp. (Banks)	700	9,107
Fifth Third Bancorp (Banks)	2,546	42,493
First Financial Bankshares, Inc. (Banks)	197	5,827
First Horizon National Corp. (Banks)	778	10,186
First Niagara Financial Group, Inc. (Banks)	1,157	11,200
First Republic Bank (Banks)	443	29,522
FirstMerit Corp. (Banks)	552	11,620
Fulton Financial Corp. (Banks)	589	7,881
Glacier Bancorp, Inc. (Banks)	244	6,202
Hancock Holding Co. (Banks)	251	5,763
Huntington Bancshares, Inc. (Banks)	2,601	24,814
IBERIABANK Corp. (Banks)	102	5,230
International Bancshares Corp. (Banks)	203	5,006
Investors Bancorp, Inc. (Banks)	1,176	13,689
JPMorgan Chase & Co. (Banks)	11,971	708,923
KeyCorp (Banks)	2,735	30,194
M&T Bank Corp. (Banks)	521	57,831
MB Financial, Inc. (Banks)	210	6,815
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,604	25,504
PacWest Bancorp (Banks)	368	13,671
People’s United Financial, Inc. (Banks)	1,005	16,010
PNC Financial Services Group, Inc. (Banks)	1,617	136,750
Popular, Inc. (Banks)	317	9,069
PrivateBancorp, Inc. (Banks)	259	9,997
Prosperity Bancshares, Inc. (Banks)	195	9,046
Regions Financial Corp. (Banks)	4,180	32,813
Signature Bank* (Banks)	193	26,271
SunTrust Banks, Inc. (Banks)	1,636	59,027
SVB Financial Group* (Banks)	186	18,981
Synovus Financial Corp. (Banks)	423	12,229
TCF Financial Corp. (Banks)	575	7,050
Texas Capital Bancshares, Inc.* (Banks)	159	6,102
Trustmark Corp. (Banks)	204	4,698
U.S. Bancorp (Banks)	5,348	217,075
UMB Financial Corp. (Banks)	141	7,280
Umpqua Holdings Corp. (Banks)	695	11,023
United Bankshares, Inc. (Banks)	191	7,010
Valley National Bancorp (Banks)	711	6,783
Washington Federal, Inc. (Thrifts & Mortgage Finance)	317	7,180
Webster Financial Corp. (Banks)	316	11,344
Wells Fargo & Co. (Banks)	15,071	728,833
Western Alliance Bancorp* (Banks)	314	10,481
Wintrust Financial Corp. (Banks)	171	7,582
Zions Bancorp (Banks)	677	16,390
TOTAL COMMON STOCKS (Cost $1,419,537)		3,509,788

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.20%-0.27%, dated 3/31/16, due 4/1/16, total to be received $6,000	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $1,425,537) - 75.6%		3,515,788
Net other assets (liabilities) - 24.4%		1,134,108

NET ASSETS - 100.0%		$4,649,896

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/25/16	0.70%	$1,149,862	$(138)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Banks	$3,471,495	74.7%
Thrifts & Mortgage Finance	38,293	0.8%
Other**	1,140,108	24.5%
Total	$4,649,896	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Air Products & Chemicals, Inc. (Chemicals)	4,934	$710,743
Airgas, Inc. (Chemicals)	1,906	269,966
Albemarle Corp. (Chemicals)	3,280	209,690
Alcoa, Inc. (Metals & Mining)	38,422	368,083
Allegheny Technologies, Inc. (Metals & Mining)	3,182	51,867
Ashland, Inc. (Chemicals)	1,848	203,206
Axalta Coating Systems, Ltd.* (Chemicals)	4,030	117,676
Axiall Corp. (Chemicals)	2,062	45,034
Cabot Corp. (Chemicals)	1,823	88,106
Carpenter Technology Corp. (Metals & Mining)	1,368	46,827
Celanese Corp. – Series A (Chemicals)	4,286	280,733
CF Industries Holdings, Inc. (Chemicals)	6,811	213,457
Chemtura Corp.* (Chemicals)	1,962	51,797
Commercial Metals Co. (Metals & Mining)	3,396	57,630
Compass Minerals International, Inc. (Metals & Mining)	987	69,939
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	6,693	75,564
Domtar Corp. (Paper & Forest Products)	1,831	74,155
E.I. du Pont de Nemours & Co. (Chemicals)	25,472	1,612,886
Eastman Chemical Co. (Chemicals)	4,319	311,961
Ecolab, Inc. (Chemicals)	7,785	868,183
FMC Corp. (Chemicals)	3,906	157,685
Freeport-McMoRan, Inc. (Metals & Mining)	36,581	378,248
GCP Applied Technologies, Inc.* (Chemicals)	2,064	41,156
H.B. Fuller Co. (Chemicals)	1,461	62,019
Huntsman Corp. (Chemicals)	5,953	79,175
International Flavors & Fragrances, Inc. (Chemicals)	2,334	265,539
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,507	34,722
LyondellBasell Industries N.V. - Class A (Chemicals)	10,104	864,700
Minerals Technologies, Inc. (Chemicals)	1,020	57,987
Monsanto Co. (Chemicals)	12,867	1,128,951
NewMarket Corp. (Chemicals)	291	115,312
Newmont Mining Corp. (Metals & Mining)	15,464	411,032
Nucor Corp. (Metals & Mining)	9,290	439,416
Olin Corp. (Chemicals)	4,826	83,828
Platform Specialty Products Corp.* (Chemicals)	4,425	38,055
PolyOne Corp. (Chemicals)	2,494	75,444
PPG Industries, Inc. (Chemicals)	6,236	695,252
Praxair, Inc. (Chemicals)	8,324	952,682
Reliance Steel & Aluminum Co. (Metals & Mining)	2,100	145,299
Royal Gold, Inc. (Metals & Mining)	1,908	97,861
RPM International, Inc. (Chemicals)	3,882	183,735
Sensient Technologies Corp. (Chemicals)	1,315	83,450
Steel Dynamics, Inc. (Metals & Mining)	7,106	159,956
Stillwater Mining Co.* (Metals & Mining)	3,537	37,669
The Chemours Co. (Chemicals)	5,300	37,100
The Dow Chemical Co. (Chemicals)	32,643	1,660,222
The Mosaic Co. (Chemicals)	10,301	278,127
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,327	96,566
United States Steel Corp. (Metals & Mining)	4,276	68,630
W.R. Grace & Co.* (Chemicals)	2,064	146,916
Westlake Chemical Corp. (Chemicals)	1,145	53,014
Worthington Industries, Inc. (Metals & Mining)	1,329	47,366
TOTAL COMMON STOCKS (Cost $7,828,977)		14,704,617

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.20%-0.27%, dated 3/31/16, due 4/1/16, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES (Cost $7,832,977) - 99.8%		14,708,617
Net other assets (liabilities) - 0.2%		22,745

NET ASSETS - 100.0%		$14,731,362

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Chemicals	$12,140,353	82.4%
Metals & Mining	2,379,823	16.2%
Oil, Gas & Consumable Fuels	75,564	0.5%
Paper & Forest Products	108,877	0.7%
Other**	26,745	0.2%
Total	$14,731,362	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.5%)
AbbVie, Inc. (Biotechnology)	115,301	$6,585,993
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,268	175,253
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,879	76,287
Alexion Pharmaceuticals, Inc.* (Biotechnology)	16,138	2,246,732
Alkermes PLC* (Biotechnology)	10,786	368,773
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,305	332,995
Amgen, Inc. (Biotechnology)	53,850	8,073,731
Baxalta, Inc. (Biotechnology)	48,857	1,973,823
Biogen, Inc.* (Biotechnology)	15,646	4,072,967
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,504	948,850
Bio-Techne Corp. (Life Sciences Tools & Services)	2,629	248,493
Bluebird Bio, Inc.* (Biotechnology)	2,680	113,900
Celgene Corp.* (Biotechnology)	55,967	5,601,737
Cepheid* (Biotechnology)	5,213	173,906
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,328	252,728
Clovis Oncology, Inc.* (Biotechnology)	2,445	46,944
Gilead Sciences, Inc. (Biotechnology)	97,838	8,987,399
Halozyme Therapeutics, Inc.* (Biotechnology)	7,799	73,857
Illumina, Inc.* (Life Sciences Tools & Services)	10,498	1,701,831
Incyte Corp.* (Biotechnology)	12,161	881,308
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,224	157,247
Intrexon Corp. (Biotechnology)	3,576	121,191
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,567	346,964
Juno Therapeutics, Inc.* (Biotechnology)	5,027	191,478
Kite Pharma, Inc.* (Biotechnology)	3,058	140,393
MannKind Corp.* (Biotechnology)	19,958	32,132
Medivation, Inc.* (Biotechnology)	11,744	539,989
Myriad Genetics, Inc.* (Biotechnology)	5,107	191,155
Neurocrine Biosciences, Inc.* (Biotechnology)	5,684	224,802
Novavax, Inc.* (Biotechnology)	19,333	99,758
OPKO Health, Inc.* (Biotechnology)	22,993	238,897
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,032	82,253
Puma Biotechnology, Inc.* (Biotechnology)	1,613	47,374
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	6,907	449,646
Radius Health, Inc.* (Biotechnology)	2,470	77,657
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,619	2,025,312
Seattle Genetics, Inc.* (Biotechnology)	7,745	271,772
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,525	159,858
United Therapeutics Corp.* (Biotechnology)	3,272	364,599
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,658	1,403,634
TOTAL COMMON STOCKS (Cost $26,978,417)		50,103,618

Contingent Right (NM)
Dyax Corp. *+(a) (Biotechnology)	14,504	16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

TOTAL INVESTMENT SECURITIES (Cost $26,978,417) - 74.5%		50,119,717
Net other assets (liabilities) - 25.5%		17,160,713

NET ASSETS - 100.0%		$67,280,430

*                           Non-income producing security

NM                   Not meaningful, amount is less than 0.05%.

+                           This security was fair valued based on procedures approved by the Board of Trustees. As of March 31, 2016, this security represented 0.024% of the net assets of the Fund.

(a)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/25/16	0.70%	$17,197,936	$(2,064)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Biotechnology	$47,467,019	70.6%
Life Sciences Tools & Services	2,652,698	3.9%
Other**	17,160,713	25.5%
Total	$67,280,430	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Activision Blizzard, Inc. (Software)	7,231	$244,697
Altria Group, Inc. (Tobacco)	27,974	1,752,851
Archer-Daniels-Midland Co. (Food Products)	8,513	309,107
Autoliv, Inc. (Auto Components)	1,245	147,508
Avon Products, Inc. (Personal Products)	6,233	29,981
B&G Foods, Inc. - Class A (Food Products)	873	30,389
BorgWarner, Inc. (Auto Components)	3,111	119,462
Brown-Forman Corp. - Class A (Beverages)	396	42,249
Brown-Forman Corp. - Class B (Beverages)	1,441	141,895
Brunswick Corp. (Leisure Products)	1,284	61,606
Bunge, Ltd. (Food Products)	2,019	114,417
Campbell Soup Co. (Food Products)	2,573	164,132
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	740	77,981
Church & Dwight Co., Inc. (Household Products)	1,855	170,994
Coach, Inc. (Textiles, Apparel & Luxury Goods)	3,980	159,558
Coca-Cola Enterprises, Inc. (Beverages)	2,988	151,611
Colgate-Palmolive Co. (Household Products)	12,748	900,646
ConAgra Foods, Inc. (Food Products)	6,216	277,358
Constellation Brands, Inc. - Class A (Beverages)	2,522	381,049
Cooper Tire & Rubber Co. (Auto Components)	745	27,580
D.R. Horton, Inc. (Household Durables)	4,716	142,565
Dana Holding Corp. (Auto Components)	2,144	30,209
Darling Ingredients, Inc.* (Food Products)	2,336	30,765
Dean Foods Co. (Food Products)	1,327	22,984
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	455	27,259
Delphi Automotive PLC (Auto Components)	3,978	298,430
Dr. Pepper Snapple Group, Inc. (Beverages)	2,671	238,841
Edgewell Personal Care Co. (Personal Products)	838	67,484
Electronic Arts, Inc.* (Software)	4,425	292,537
Energizer Holdings, Inc. (Household Products)	871	35,284
Flowers Foods, Inc. (Food Products)	2,664	49,177
Ford Motor Co. (Automobiles)	55,690	751,816
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	606	26,919
General Mills, Inc. (Food Products)	8,487	537,651
General Motors Co. (Automobiles)	20,087	631,334
Gentex Corp. (Auto Components)	4,125	64,721
Genuine Parts Co. (Distributors)	2,146	213,227
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	589	28,796
GoPro, Inc.* - Class A (Household Durables)	1,118	13,371
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	5,596	158,591
Harley-Davidson, Inc. (Automobiles)	2,628	134,895
Harman International Industries, Inc. (Household Durables)	1,026	91,355
Hasbro, Inc. (Leisure Products)	1,594	127,679
Herbalife, Ltd.* (Personal Products)	909	55,958
Herman Miller, Inc. (Commercial Services & Supplies)	845	26,102
HNI Corp. (Commercial Services & Supplies)	642	25,147
Hormel Foods Corp. (Food Products)	3,849	166,431
Ingredion, Inc. (Food Products)	1,036	110,634
Jarden Corp.* (Household Durables)	2,956	174,255
Johnson Controls, Inc. (Auto Components)	9,268	361,173
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,834	46,804
Kellogg Co. (Food Products)	3,615	276,728
Kimberly-Clark Corp. (Household Products)	5,163	694,475
Lancaster Colony Corp. (Food Products)	287	31,734
Lear Corp. (Auto Components)	1,080	120,064
Leggett & Platt, Inc. (Household Durables)	1,932	93,509
Lennar Corp. - B Shares (Household Durables)	130	5,032
Lennar Corp. - Class A (Household Durables)	2,577	124,624
Leucadia National Corp. (Diversified Financial Services)	4,770	77,131
LKQ Corp.* (Distributors)	4,384	139,981
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,557	105,424
Mattel, Inc. (Leisure Products)	4,857	163,293
McCormick & Co., Inc. (Food Products)	1,634	162,550
Mead Johnson Nutrition Co. - Class A (Food Products)	2,659	225,935
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,568	146,273
Mohawk Industries, Inc.* (Household Durables)	893	170,474
Molson Coors Brewing Co. - Class B (Beverages)	2,625	252,473
Mondelez International, Inc. - Class A (Food Products)	22,412	899,170
Monster Beverage Corp.* (Beverages)	2,154	287,301
Newell Rubbermaid, Inc. (Household Durables)	3,809	168,701
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	19,297	1,186,186
Nu Skin Enterprises, Inc. - Class A (Personal Products)	811	31,021
NVR, Inc.* (Household Durables)	47	81,423
PepsiCo, Inc. (Beverages)	20,639	2,115,084
Philip Morris International, Inc. (Tobacco)	22,124	2,170,585
Pinnacle Foods, Inc. (Food Products)	1,559	69,656
Polaris Industries, Inc. (Leisure Products)	852	83,905
Pool Corp. (Distributors)	614	53,872
Post Holdings, Inc.* (Food Products)	900	61,893
PulteGroup, Inc. (Household Durables)	4,534	84,831
PVH Corp. (Textiles, Apparel & Luxury Goods)	1,166	115,504
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	823	79,222
Reynolds American, Inc. (Tobacco)	11,838	595,570

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,867	$56,850
Snap-on, Inc. (Machinery)	822	129,046
Spectrum Brands Holdings, Inc. (Household Products)	387	42,291
Stanley Black & Decker, Inc. (Machinery)	2,182	229,569
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	790	29,262
Take-Two Interactive Software, Inc.* (Software)	1,203	45,317
Tempur Sealy International, Inc.* (Household Durables)	878	53,374
Tenneco, Inc.* (Auto Components)	818	42,135
Tesla Motors, Inc.* (Automobiles)	1,456	334,545
The Clorox Co. (Household Products)	1,851	233,337
The Coca-Cola Co. (Beverages)	55,663	2,582,206
The Estee Lauder Cos., Inc. - Class A (Personal Products)	3,153	297,359
The Goodyear Tire & Rubber Co. (Auto Components)	3,807	125,555
The Hain Celestial Group, Inc.* (Food Products)	1,475	60,342
The Hershey Co. (Food Products)	2,032	187,127
The JM Smucker Co. - Class A (Food Products)	1,725	223,974
The Kraft Heinz Co. (Food Products)	8,503	667,996
The Middleby Corp.* (Machinery)	812	86,697
The Procter & Gamble Co. (Household Products)	37,912	3,120,538
The WhiteWave Foods Co.* (Food Products)	2,528	102,738
Thor Industries, Inc. (Automobiles)	661	42,152
Toll Brothers, Inc.* (Household Durables)	2,217	65,424
TreeHouse Foods, Inc.* (Food Products)	800	69,400
Tupperware Brands Corp. (Household Durables)	724	41,978
Tyson Foods, Inc. - Class A (Food Products)	4,180	278,639
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,597	220,304
V.F. Corp. (Textiles, Apparel & Luxury Goods)	4,851	314,150
Vista Outdoor, Inc.* (Leisure Products)	861	44,695
Visteon Corp. (Auto Components)	532	42,342
WABCO Holdings, Inc.* (Machinery)	761	81,366
Whirlpool Corp. (Household Durables)	1,105	199,275
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,433	26,396
TOTAL COMMON STOCKS (Cost $19,502,985)		31,237,468

TOTAL INVESTMENT SECURITIES (Cost $19,502,985) - 99.9%		31,237,468
Net other assets (liabilities) - 0.1%		38,993

NET ASSETS - 100.0%		$31,276,461

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Auto Components	$1,379,179	4.4%
Automobiles	1,894,742	6.1%
Beverages	6,192,709	19.9%
Commercial Services & Supplies	51,249	0.2%
Distributors	407,080	1.3%
Diversified Financial Services	77,131	0.2%
Food Products	5,130,927	16.4%
Household Durables	1,510,191	4.8%
Household Products	5,197,565	16.7%
Leisure Products	481,178	1.5%
Machinery	526,678	1.6%
Personal Products	481,803	1.5%
Software	582,551	1.9%
Textiles, Apparel & Luxury Goods	2,805,479	9.0%
Tobacco	4,519,006	14.4%
Other**	38,993	0.1%
Total	$31,276,461	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Aaron’s, Inc. (Specialty Retail)	683	$17,143
Abercrombie & Fitch Co. - Class A (Specialty Retail)	710	22,393
Acxiom Corp.* (IT Services)	824	17,667
Advance Auto Parts, Inc. (Specialty Retail)	778	124,745
Alaska Air Group, Inc. (Airlines)	1,318	108,102
Allegiant Travel Co. (Airlines)	137	24,394
Amazon.com, Inc.* (Internet & Catalog Retail)	4,084	2,424,427
AMC Networks, Inc.* - Class A (Media)	644	41,821
American Airlines Group, Inc. (Airlines)	6,381	261,685
American Eagle Outfitters, Inc. (Specialty Retail)	1,760	29,339
AmerisourceBergen Corp. (Health Care Providers & Services)	2,066	178,812
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,081	8,880
Aramark (Hotels, Restaurants & Leisure)	2,393	79,256
Asbury Automotive Group, Inc.* (Specialty Retail)	262	15,678
Ascena Retail Group, Inc.* (Specialty Retail)	1,807	19,985
AutoNation, Inc.* (Specialty Retail)	785	36,644
AutoZone, Inc.* (Specialty Retail)	319	254,144
Avis Budget Group, Inc.* (Road & Rail)	1,025	28,044
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,732	85,976
Best Buy Co., Inc. (Specialty Retail)	2,982	96,736
Big Lots, Inc. (Multiline Retail)	525	23,777
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,262	21,290
Brinker International, Inc. (Hotels, Restaurants & Leisure)	604	27,754
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	201	29,772
Burlington Stores, Inc.* (Specialty Retail)	805	45,273
Cabela’s, Inc.* - Class A (Specialty Retail)	511	24,881
Cable One, Inc. (Media)	46	20,108
Cablevision Systems Corp. - Class A (Media)	2,356	77,748
Cardinal Health, Inc. (Health Care Providers & Services)	3,483	285,432
CarMax, Inc.* (Specialty Retail)	2,072	105,879
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	4,770	251,713
Casey’s General Stores, Inc. (Food & Staples Retailing)	412	46,688
CBS Corp. - Class A (Media)	79	4,614
CBS Corp. - Class B (Media)	4,465	245,977
Charter Communications, Inc.* - Class A (Media)	810	163,968
Chemed Corp. (Health Care Providers & Services)	181	24,516
Chico’s FAS, Inc. (Specialty Retail)	1,416	18,790
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	318	149,768
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	371	20,053
Cinemark Holdings, Inc. (Media)	1,118	40,058
Comcast Corp. - Class A (Media)	25,745	1,572,505
Copart, Inc.* (Commercial Services & Supplies)	1,080	44,032
Costco Wholesale Corp. (Food & Staples Retailing)	4,652	733,062
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	254	38,778
CST Brands, Inc. (Specialty Retail)	802	30,709
CVS Health Corp. (Food & Staples Retailing)	11,623	1,205,653
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,221	80,952
Delta Air Lines, Inc. (Airlines)	8,237	400,977
DeVry Education Group, Inc. (Diversified Consumer Services)	602	10,397
Dick’s Sporting Goods, Inc. (Specialty Retail)	953	44,553
Dillard’s, Inc. - Class A (Multiline Retail)	236	20,039
Discovery Communications, Inc.* - Class A (Media)	1,587	45,436
Discovery Communications, Inc.* - Class C (Media)	2,517	67,959
DISH Network Corp.* - Class A (Media)	2,389	110,515
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	523	22,729
Dollar General Corp. (Multiline Retail)	3,078	263,477
Dollar Tree, Inc.* (Multiline Retail)	2,484	204,831
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	528	69,622
DreamWorks Animation SKG, Inc.* - Class A (Media)	754	18,812
DSW, Inc. - Class A (Specialty Retail)	765	21,145
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	969	45,708
Expedia, Inc. (Internet & Catalog Retail)	1,253	135,098
Foot Locker, Inc. (Specialty Retail)	1,453	93,719
GameStop Corp. - Class A (Specialty Retail)	1,109	35,189
Gannett Co., Inc. (Media)	1,228	18,592
Genesco, Inc.* (Specialty Retail)	235	16,979
GNC Holdings, Inc. - Class A (Specialty Retail)	788	25,019
Graham Holdings Co. - Class B (Diversified Consumer Services)	45	21,600
Grand Canyon Education, Inc.* (Diversified Consumer Services)	500	21,370
Group 1 Automotive, Inc. (Specialty Retail)	236	13,851
Groupon, Inc.* (Internet & Catalog Retail)	4,660	18,593
GUESS?, Inc. (Specialty Retail)	673	12,632
H & R Block, Inc. (Diversified Consumer Services)	2,496	65,945
Hertz Global Holdings, Inc.* (Road & Rail)	4,139	43,584
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	5,537	124,693
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,100	21,934
HSN, Inc. (Internet & Catalog Retail)	337	17,628

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	309	$15,292
IHS, Inc.* - Class A (Professional Services)	720	89,395
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	161	1,700
J.C. Penney Co., Inc.* (Multiline Retail)	3,240	35,834
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	366	23,376
JetBlue Airways Corp.* (Airlines)	3,397	71,745
John Wiley & Sons, Inc. (Media)	515	25,178
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,456	55,532
Kohl’s Corp. (Multiline Retail)	2,010	93,686
L Brands, Inc. (Specialty Retail)	2,696	236,736
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,875	200,260
Liberty Broadband Corp.* - Class A (Media)	264	15,354
Liberty Broadband Corp.* - Class C (Media)	694	40,217
Liberty Global PLC* - Class A (Media)	2,676	103,026
Liberty Global PLC* - Class C (Media)	6,147	230,881
Liberty Interactive Corp.* (Internet & Catalog Retail)	4,947	124,912
Liberty LiLAC Group* - Class A (Media)	136	4,768
Liberty LiLAC Group* - Class C (Media)	308	11,667
Liberty Media Corp.* (Media)	1,025	39,596
Liberty Media Corp.* - Class C (Media)	2,047	77,970
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	714	15,822
Liberty Ventures* (Internet & Catalog Retail)	1,427	55,824
Lions Gate Entertainment Corp. (Media)	1,021	22,309
Lithia Motors, Inc. - Class A (Specialty Retail)	246	21,483
Live Nation Entertainment, Inc.* (Media)	1,542	34,402
Lowe’s Cos., Inc. (Specialty Retail)	9,684	733,562
Macy’s, Inc. (Multiline Retail)	3,284	144,792
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,014	143,347
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	266	17,955
McDonald’s Corp. (Hotels, Restaurants & Leisure)	9,539	1,198,863
McKesson Corp. (Health Care Providers & Services)	2,419	380,388
Meredith Corp. (Media)	398	18,905
MGM Resorts International* (Hotels, Restaurants & Leisure)	5,006	107,329
MSG Networks, Inc.* - Class A (Media)	646	11,169
Murphy USA, Inc.* (Specialty Retail)	413	25,379
Netflix, Inc.* (Internet & Catalog Retail)	4,530	463,102
News Corp. - Class A (Media)	4,020	51,335
News Corp. - Class B (Media)	1,142	15,132
Nielsen Holdings PLC (Professional Services)	3,831	201,740
Nordstrom, Inc. (Multiline Retail)	1,357	77,634
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,661	91,837
Office Depot, Inc.* (Specialty Retail)	5,227	37,112
Omnicom Group, Inc. (Media)	2,534	210,905
O’Reilly Automotive, Inc.* (Specialty Retail)	1,027	281,049
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	244	49,979
Regal Entertainment Group - Class A (Media)	715	15,115
Restoration Hardware Holdings, Inc.* (Specialty Retail)	394	16,509
Rite Aid Corp.* (Food & Staples Retailing)	11,069	90,212
Rollins, Inc. (Commercial Services & Supplies)	994	26,957
Ross Stores, Inc. (Specialty Retail)	4,285	248,102
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,795	147,459
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,606	52,002
Scripps Networks Interactive, Inc. - Class A (Media)	1,003	65,697
Service Corp. International (Diversified Consumer Services)	2,063	50,915
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,434	54,033
Shutterfly, Inc.* (Internet & Catalog Retail)	368	17,064
Signet Jewelers, Ltd. (Specialty Retail)	842	104,433
Sinclair Broadcast Group, Inc. - Class A (Media)	726	22,325
Sirius XM Holdings, Inc.* (Media)	22,650	89,468
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	904	50,163
Sotheby’s - Class A (Diversified Consumer Services)	584	15,610
Southwest Airlines Co. (Airlines)	6,751	302,445
Spirit Airlines, Inc.* (Airlines)	755	36,225
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,496	43,444
Staples, Inc. (Specialty Retail)	6,835	75,390
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,643	933,887
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,786	149,006
Starz* (Media)	875	23,039
Sysco Corp. (Food & Staples Retailing)	5,555	259,585
Tailored Brands, Inc. (Specialty Retail)	513	9,183
Target Corp. (Multiline Retail)	6,373	524,370
TEGNA, Inc. (Media)	2,326	54,568
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	479	25,430
The Dun & Bradstreet Corp. (Professional Services)	382	39,377
The Gap, Inc. (Specialty Retail)	2,395	70,413
The Home Depot, Inc. (Specialty Retail)	13,415	1,789,962
The Interpublic Group of Cos., Inc. (Media)	4,255	97,652
The Kroger Co. (Food & Staples Retailing)	10,314	394,511
The Madison Square Garden Co.* - Class A (Media)	218	36,266
The New York Times Co. - Class A (Media)	1,298	16,173
The Priceline Group, Inc.* (Internet & Catalog Retail)	526	677,993
The TJX Cos., Inc. (Specialty Retail)	7,083	554,953
The Walt Disney Co. (Media)	15,882	1,577,240
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,317	25,232
Tiffany & Co. (Specialty Retail)	1,181	86,662
Time Warner Cable, Inc. (Media)	2,998	613,451
Time Warner, Inc. (Media)	8,363	606,736
Time, Inc. (Media)	1,111	17,154
Tractor Supply Co. (Specialty Retail)	1,417	128,182

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tribune Media Co. - Class A (Media)	848	$32,521
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,206	80,199
Twenty-First Century Fox, Inc. - Class A (Media)	11,845	330,239
Twenty-First Century Fox, Inc. - Class B (Media)	4,563	128,677
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	673	130,387
United Continental Holdings, Inc.* (Airlines)	3,806	227,827
United Natural Foods, Inc.* (Food & Staples Retailing)	533	21,480
Urban Outfitters, Inc.* (Specialty Retail)	919	30,410
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	386	51,608
VCA, Inc.* (Health Care Providers & Services)	855	49,325
Viacom, Inc. - Class A (Media)	108	4,892
Viacom, Inc. - Class B (Media)	3,666	151,332
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	9,132	769,280
Wal-Mart Stores, Inc. (Food & Staples Retailing)	16,603	1,137,139
Whole Foods Market, Inc. (Food & Staples Retailing)	3,434	106,832
Williams-Sonoma, Inc. (Specialty Retail)	875	47,898
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,191	91,028
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	862	80,537
Yelp, Inc.* (Internet Software & Services)	587	11,670
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,324	353,919
TOTAL COMMON STOCKS (Cost $16,414,637)		31,222,519

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $100,001	$100,000	$100,000
TOTAL REPURCHASE AGREEMENTS (Cost $100,000)		100,000

TOTAL INVESTMENT SECURITIES (Cost $16,514,637) - 100.3%		31,322,519
Net other assets (liabilities) - (0.3)%		(97,582)

NET ASSETS - 100.0%		$31,224,937

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Services invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Airlines	$1,433,400	4.6%
Commercial Services & Supplies	126,521	0.4%
Diversified Consumer Services	270,684	0.9%
Electronic Equipment, Instruments & Components	22,729	0.1%
Food & Staples Retailing	4,807,886	15.4%
Health Care Providers & Services	918,473	2.9%
Hotels, Restaurants & Leisure	4,697,566	15.0%
Internet & Catalog Retail	4,030,662	12.9%
Internet Software & Services	11,670	NM
IT Services	17,667	0.1%
Media	7,223,472	23.2%
Multiline Retail	1,388,440	4.4%
Professional Services	330,512	1.1%
Road & Rail	71,628	0.2%
Specialty Retail	5,871,209	18.8%
Other**	2,418	NM
Total	$31,224,937	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
Affiliated Managers Group, Inc.* (Capital Markets)	356	$57,814
Aflac, Inc. (Insurance)	2,663	168,142
Alexander & Baldwin, Inc. (Real Estate Management & Development)	296	10,857
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	453	41,173
Alleghany Corp.* (Insurance)	116	57,559
Allied World Assurance Company Holdings, A.G. (Insurance)	584	20,405
Ally Financial, Inc.* (Consumer Finance)	2,801	52,435
American Campus Communities, Inc. (Real Estate Investment Trusts)	831	39,132
American Capital Agency Corp. (Real Estate Investment Trusts)	2,209	41,154
American Express Co. (Consumer Finance)	5,220	320,508
American Financial Group, Inc. (Insurance)	435	30,611
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	1,178	18,730
American International Group, Inc. (Insurance)	7,354	397,483
American Tower Corp. (Real Estate Investment Trusts)	2,692	275,579
Ameriprise Financial, Inc. (Capital Markets)	1,072	100,779
AmTrust Financial Services, Inc. (Insurance)	509	13,173
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	6,037	61,940
Aon PLC (Insurance)	1,733	181,012
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	980	40,984
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	976	19,335
Arch Capital Group, Ltd.* (Insurance)	774	55,031
Arthur J. Gallagher & Co. (Insurance)	1,133	50,396
Aspen Insurance Holdings, Ltd. (Insurance)	408	19,462
Associated Banc-Corp. (Banks)	976	17,509
Assurant, Inc. (Insurance)	437	33,715
Assured Guaranty, Ltd. (Insurance)	914	23,124
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	881	167,566
Axis Capital Holdings, Ltd. (Insurance)	625	34,663
BancorpSouth, Inc. (Banks)	539	11,486
Bank of America Corp. (Banks)	65,846	890,238
Bank of Hawaii Corp. (Banks)	275	18,777
Bank of the Ozarks, Inc. (Banks)	515	21,615
BankUnited, Inc. (Banks)	679	23,385
BB&T Corp. (Banks)	4,976	165,552
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	11,956	1,696,317
BlackRock, Inc. (Capital Markets)	801	272,796
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	602	16,170
BOK Financial Corp. (Banks)	157	8,575
Boston Properties, Inc. (Real Estate Investment Trusts)	957	121,616
Brandywine Realty Trust (Real Estate Investment Trusts)	1,119	15,700
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	1,081	27,695
Brown & Brown, Inc. (Insurance)	717	25,669
Camden Property Trust (Real Estate Investment Trusts)	555	46,670
Capital One Financial Corp. (Consumer Finance)	3,371	233,644
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	800	10,608
Care Capital Properties, Inc. (Real Estate Investment Trusts)	531	14,252
Cathay General Bancorp (Banks)	458	12,975
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	992	11,805
CBOE Holdings, Inc. (Diversified Financial Services)	516	33,710
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,840	53,029
Chimera Investment Corp. (Real Estate Investment Trusts)	1,222	16,607
Chubb, Ltd. (Insurance)	2,921	348,036
Cincinnati Financial Corp. (Insurance)	963	62,942
CIT Group, Inc. (Banks)	1,086	33,699
Citigroup, Inc. (Banks)	18,798	784,817
Citizens Financial Group, Inc. (Banks)	3,374	70,685
CME Group, Inc. (Diversified Financial Services)	2,148	206,315
CNO Financial Group, Inc. (Insurance)	1,152	20,644
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	696	11,672
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	787	17,306
Comerica, Inc. (Banks)	1,117	42,301
Commerce Bancshares, Inc. (Banks)	527	23,689
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	757	16,843
Corporate Office Properties Trust (Real Estate Investment Trusts)	611	16,033
Corrections Corp. of America (Real Estate Investment Trusts)	733	23,493
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,263	13,110
Crown Castle International Corp. (Real Estate Investment Trusts)	2,114	182,861
CubeSmart (Real Estate Investment Trusts)	1,099	36,597
Cullen/Frost Bankers, Inc. (Banks)	360	19,840
CYS Investments, Inc. (Real Estate Investment Trusts)	966	7,863
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	565	22,301
DDR Corp. (Real Estate Investment Trusts)	1,940	34,513
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,262	12,771
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	951	84,154
Discover Financial Services (Consumer Finance)	2,620	133,410
Douglas Emmett, Inc. (Real Estate Investment Trusts)	903	27,189

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Duke Realty Corp. (Real Estate Investment Trusts)	2,204	$49,678
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	469	19,009
E*TRADE Financial Corp.* (Capital Markets)	1,780	43,592
East West Bancorp, Inc. (Banks)	933	30,304
EastGroup Properties, Inc. (Real Estate Investment Trusts)	193	11,651
Eaton Vance Corp. (Capital Markets)	715	23,967
Endurance Specialty Holdings, Ltd. (Insurance)	413	26,985
EPR Properties (Real Estate Investment Trusts)	426	28,380
Equinix, Inc. (Real Estate Investment Trusts)	437	144,520
Equity Commonwealth* (Real Estate Investment Trusts)	802	22,632
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	503	36,583
Equity Residential (Real Estate Investment Trusts)	2,348	176,170
Erie Indemnity Co. - Class A (Insurance)	132	12,275
Essex Property Trust, Inc. (Real Estate Investment Trusts)	394	92,141
Everest Re Group, Ltd. (Insurance)	271	53,504
Extra Space Storage, Inc. (Real Estate Investment Trusts)	792	74,020
F.N.B. Corp. (Banks)	1,327	17,264
FactSet Research Systems, Inc. (Diversified Financial Services)	260	39,398
Federal Realty Investment Trust (Real Estate Investment Trusts)	425	66,321
Federated Investors, Inc. - Class B (Capital Markets)	611	17,627
Fifth Third Bancorp (Banks)	4,997	83,400
Financial Engines, Inc. (Capital Markets)	339	10,655
First American Financial Corp. (Insurance)	672	25,610
First Financial Bankshares, Inc. (Banks)	398	11,773
First Horizon National Corp. (Banks)	1,539	20,166
First Niagara Financial Group, Inc. (Banks)	2,271	21,983
First Republic Bank (Banks)	923	61,509
FirstMerit Corp. (Banks)	1,048	22,060
FNF Group (Insurance)	1,789	60,647
FNFV Group* (Diversified Financial Services)	489	5,306
Forest City Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	1,383	29,167
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	525	9,424
Franklin Resources, Inc. (Capital Markets)	2,362	92,236
Fulton Financial Corp. (Banks)	1,107	14,812
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	603	18,645
General Growth Properties, Inc. (Real Estate Investment Trusts)	3,734	111,012
Genworth Financial, Inc.* - Class A (Insurance)	3,197	8,728
Glacier Bancorp, Inc. (Banks)	473	12,024
Hancock Holding Co. (Banks)	484	11,113
Hartford Financial Services Group, Inc. (Insurance)	2,536	116,859
Hatteras Financial Corp. (Real Estate Investment Trusts)	628	8,980
HCP, Inc. (Real Estate Investment Trusts)	2,956	96,306
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	669	20,665
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	807	23,742
Highwoods Properties, Inc. (Real Estate Investment Trusts)	623	29,786
Hospitality Properties Trust (Real Estate Investment Trusts)	990	26,294
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	4,814	80,394
Huntington Bancshares, Inc. (Banks)	5,085	48,511
IBERIABANK Corp. (Banks)	204	10,459
Intercontinental Exchange, Inc. (Diversified Financial Services)	746	175,414
International Bancshares Corp. (Banks)	366	9,026
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	750	9,135
Invesco, Ltd. (Capital Markets)	2,636	81,110
Investors Bancorp, Inc. (Banks)	2,301	26,784
Iron Mountain, Inc. (Real Estate Investment Trusts)	1,248	42,320
Janus Capital Group, Inc. (Capital Markets)	955	13,972
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	289	33,905
JPMorgan Chase & Co. (Banks)	23,386	1,384,918
Kemper Corp. (Insurance)	313	9,255
KeyCorp (Banks)	5,341	58,965
Kilroy Realty Corp. (Real Estate Investment Trusts)	594	36,751
Kimco Realty Corp. (Real Estate Investment Trusts)	2,616	75,288
Kite Realty Group Trust (Real Estate Investment Trusts)	528	14,631
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	518	31,857
LaSalle Hotel Properties (Real Estate Investment Trusts)	701	17,742
Lazard, Ltd. - Class A (Capital Markets)	827	32,088
Legg Mason, Inc. (Capital Markets)	710	24,623
LendingClub Corp.* (Consumer Finance)	1,315	10,915
Lexington Realty Trust (Real Estate Investment Trusts)	1,344	11,558
Liberty Property Trust (Real Estate Investment Trusts)	950	31,787
Lincoln National Corp. (Insurance)	1,515	59,388
Loews Corp. (Insurance)	1,716	65,654
LPL Financial Holdings, Inc. (Capital Markets)	476	11,805
M&T Bank Corp. (Banks)	999	110,889
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	574	13,489
Markel Corp.* (Insurance)	104	92,723
MarketAxess Holdings, Inc. (Diversified Financial Services)	233	29,085
Marsh & McLennan Cos., Inc. (Insurance)	3,325	202,127
MasterCard, Inc. - Class A (IT Services)	6,234	589,113
MB Financial, Inc. (Banks)	418	13,564
McGraw Hill Financial, Inc. (Diversified Financial Services)	1,697	167,969
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,540	19,989
Mercury General Corp. (Insurance)	224	12,432
MetLife, Inc. (Insurance)	7,007	307,888

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MFA Financial, Inc. (Real Estate Investment Trusts)	2,340	$16,029
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,158	16,552
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	468	47,834
Moody’s Corp. (Diversified Financial Services)	1,077	103,995
Morgan Stanley (Capital Markets)	9,752	243,898
MSCI, Inc. - Class A (Diversified Financial Services)	569	42,152
National Retail Properties, Inc. (Real Estate Investment Trusts)	911	42,088
Navient Corp. (Consumer Finance)	2,181	26,107
New Residential Investment Corp. (Real Estate Investment Trusts)	1,485	17,271
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,112	49,481
Northern Trust Corp. (Capital Markets)	1,371	89,348
NorthStar Asset Management Group, Inc. (Capital Markets)	1,258	14,278
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	423	4,907
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	1,222	16,033
Old Republic International Corp. (Insurance)	1,536	28,078
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,047	36,959
Outfront Media, Inc. (Real Estate Investment Trusts)	886	18,695
PacWest Bancorp (Banks)	712	26,451
Paramount Group, Inc. (Real Estate Investment Trusts)	1,062	16,939
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	442	12,849
People’s United Financial, Inc. (Banks)	1,987	31,653
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	945	19,193
PNC Financial Services Group, Inc. (Banks)	3,174	268,425
Popular, Inc. (Banks)	679	19,426
Post Properties, Inc. (Real Estate Investment Trusts)	353	21,088
Potlatch Corp. (Real Estate Investment Trusts)	256	8,064
PRA Group, Inc.* (Consumer Finance)	298	8,758
Primerica, Inc. (Insurance)	312	13,893
Principal Financial Group, Inc. (Insurance)	1,742	68,722
PrivateBancorp, Inc. (Banks)	498	19,223
ProAssurance Corp. (Insurance)	349	17,659
Prologis, Inc. (Real Estate Investment Trusts)	3,351	148,047
Prosperity Bancshares, Inc. (Banks)	396	18,370
Prudential Financial, Inc. (Insurance)	2,858	206,405
Public Storage (Real Estate Investment Trusts)	958	264,245
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,308	16,219
Raymond James Financial, Inc. (Capital Markets)	814	38,755
Rayonier, Inc. (Real Estate Investment Trusts)	774	19,102
Realogy Holdings Corp.* (Real Estate Management & Development)	954	34,449
Realty Income Corp. (Real Estate Investment Trusts)	1,586	99,141
Redwood Trust, Inc. (Real Estate Investment Trusts)	492	6,435
Regency Centers Corp. (Real Estate Investment Trusts)	634	47,455
Regions Financial Corp. (Banks)	8,197	64,346
Reinsurance Group of America, Inc. (Insurance)	392	37,730
RenaissanceRe Holdings, Ltd. (Insurance)	275	32,953
Retail Properties of America, Inc. (Real Estate Investment Trusts)	1,536	24,346
RLI Corp. (Insurance)	236	15,779
RLJ Lodging Trust (Real Estate Investment Trusts)	797	18,235
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	336	17,297
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	707	7,416
SEI Investments Co. (Capital Markets)	885	38,099
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,537	27,497
Signature Bank* (Banks)	351	47,778
Simon Property Group, Inc. (Real Estate Investment Trusts)	1,979	411,018
SL Green Realty Corp. (Real Estate Investment Trusts)	653	63,263
SLM Corp.* (Consumer Finance)	2,710	17,236
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	247	29,134
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	2,823	31,759
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	1,539	29,133
State Street Corp. (Capital Markets)	2,561	149,870
Stifel Financial Corp.* (Capital Markets)	424	12,550
Sun Communities, Inc. (Real Estate Investment Trusts)	385	27,570
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,443	20,202
SunTrust Banks, Inc. (Banks)	3,203	115,564
SVB Financial Group* (Banks)	338	34,493
Synchrony Financial* (Consumer Finance)	5,328	152,700
Synovus Financial Corp. (Banks)	801	23,157
T. Rowe Price Group, Inc. (Capital Markets)	1,569	115,259
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	613	22,307
Taubman Centers, Inc. (Real Estate Investment Trusts)	403	28,706
TCF Financial Corp. (Banks)	1,085	13,302
TD Ameritrade Holding Corp. (Capital Markets)	1,720	54,232
Texas Capital Bancshares, Inc.* (Banks)	295	11,322
The Allstate Corp. (Insurance)	2,399	161,621
The Bank of New York Mellon Corp. (Capital Markets)	6,851	252,322
The Charles Schwab Corp. (Capital Markets)	7,649	214,325
The GEO Group, Inc. (Real Estate Investment Trusts)	456	15,810

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Goldman Sachs Group, Inc. (Capital Markets)	2,507	$393,548
The Hanover Insurance Group, Inc. (Insurance)	272	24,540
The Howard Hughes Corp.* (Real Estate Management & Development)	219	23,190
The Macerich Co. (Real Estate Investment Trusts)	805	63,788
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	715	47,462
The Progressive Corp. (Insurance)	3,749	131,740
The St Joe Co.* (Real Estate Management & Development)	471	8,078
The Travelers Cos., Inc. (Insurance)	1,871	218,364
The Western Union Co. (IT Services)	3,180	61,342
Torchmark Corp. (Insurance)	700	37,912
Trustmark Corp. (Banks)	410	9,442
Two Harbors Investment Corp. (Real Estate Investment Trusts)	2,340	18,580
U.S. Bancorp (Banks)	10,397	422,014
UDR, Inc. (Real Estate Investment Trusts)	1,711	65,925
UMB Financial Corp. (Banks)	267	13,785
Umpqua Holdings Corp. (Banks)	1,409	22,347
United Bankshares, Inc. (Banks)	437	16,038
Unum Group (Insurance)	1,547	47,833
Urban Edge Properties (Real Estate Investment Trusts)	595	15,375
Validus Holdings, Ltd. (Insurance)	517	24,397
Valley National Bancorp (Banks)	1,433	13,671
Ventas, Inc. (Real Estate Investment Trusts)	2,131	134,168
VEREIT, Inc. (Real Estate Investment Trusts)	5,764	51,127
Visa, Inc. - Class A (IT Services)	12,250	936,880
Vornado Realty Trust (Real Estate Investment Trusts)	1,135	107,178
Voya Financial, Inc. (Diversified Financial Services)	1,328	39,535
W.R. Berkley Corp. (Insurance)	638	35,856
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	516	12,147
Washington Federal, Inc. (Thrifts & Mortgage Finance)	589	13,341
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	414	12,093
Webster Financial Corp. (Banks)	588	21,109
Weingarten Realty Investors (Real Estate Investment Trusts)	709	26,602
Wells Fargo & Co. (Banks)	29,484	1,425,845
Welltower, Inc. (Real Estate Investment Trusts)	2,274	157,679
Western Alliance Bancorp* (Banks)	585	19,527
Weyerhaeuser Co. (Real Estate Investment Trusts)	5,043	156,232
White Mountains Insurance Group, Ltd. (Insurance)	43	34,512
Willis Towers Watson PLC (Insurance)	890	105,607
Wintrust Financial Corp. (Banks)	314	13,923
WisdomTree Investments, Inc. (Capital Markets)	703	8,035
WP Carey, Inc. (Real Estate Investment Trusts)	631	39,273
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,195	11,341
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	692	10,809
XL Group PLC (Insurance)	1,848	68,006
Zions Bancorp (Banks)	1,290	31,231
TOTAL COMMON STOCKS (Cost $9,877,458)		24,013,121

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.20%-0.27%, dated 3/31/16, due 4/1/16, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES (Cost $9,882,458) - 100.3%		24,018,121
Net other assets (liabilities) - (0.3)%		(81,151)

NET ASSETS - 100.0%		$23,936,970

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Banks	$6,817,109	28.6%
Capital Markets	2,419,730	10.1%
Consumer Finance	963,129	4.0%
Diversified Financial Services	2,586,658	10.8%
Insurance	3,907,749	16.3%
IT Services	1,587,335	6.6%
Real Estate Investment Trusts	5,461,702	22.8%
Real Estate Management & Development	163,508	0.7%
Thrifts & Mortgage Finance	106,201	0.4%
Other**	(76,151)	(0.3)%
Total	$23,936,970	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Abbott Laboratories (Health Care Equipment & Supplies)	33,940	$1,419,710
AbbVie, Inc. (Biotechnology)	37,119	2,120,236
ABIOMED, Inc.* (Health Care Equipment & Supplies)	899	85,234
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,708	94,128
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,025	56,619
Aetna, Inc. (Health Care Providers & Services)	8,054	904,867
Agios Pharmaceuticals, Inc.* (Biotechnology)	607	24,644
Akorn, Inc.* (Pharmaceuticals)	1,845	43,413
Alere, Inc.* (Health Care Equipment & Supplies)	1,987	100,562
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,190	722,552
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,669	121,320
Alkermes PLC* (Biotechnology)	3,473	118,742
Allergan PLC* (Pharmaceuticals)	9,093	2,437,197
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,706	107,086
Amgen, Inc. (Biotechnology)	17,326	2,597,686
AmSurg Corp.* (Health Care Providers & Services)	1,234	92,056
Anacor Pharmaceuticals, Inc.* (Biotechnology)	1,017	54,359
Anthem, Inc. (Health Care Providers & Services)	6,021	836,859
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,699	344,336
Baxalta, Inc. (Biotechnology)	15,694	634,038
Baxter International, Inc. (Health Care Equipment & Supplies)	12,622	518,512
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	4,880	740,882
Biogen, Inc.* (Biotechnology)	5,038	1,311,492
BioMarin Pharmaceutical, Inc.* (Biotechnology)	3,715	306,413
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	480	65,626
Bio-Techne Corp. (Life Sciences Tools & Services)	857	81,004
Bluebird Bio, Inc.* (Biotechnology)	851	36,168
Boston Scientific Corp.* (Health Care Equipment & Supplies)	31,062	584,276
Bristol-Myers Squibb Co. (Pharmaceuticals)	38,460	2,456,825
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	4,257	67,601
Bruker Corp. (Life Sciences Tools & Services)	2,553	71,484
Catalent, Inc.* (Pharmaceuticals)	2,266	60,434
Celgene Corp.* (Biotechnology)	18,007	1,802,321
Centene Corp.* (Health Care Providers & Services)	3,913	240,923
Cepheid* (Biotechnology)	1,667	55,611
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,076	81,711
Cigna Corp. (Health Care Providers & Services)	5,892	808,618
Clovis Oncology, Inc.* (Biotechnology)	777	14,918
Community Health Systems, Inc.* (Health Care Providers & Services)	2,598	48,089
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	3,817	280,091
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	5,558	342,540
DexCom, Inc.* (Health Care Equipment & Supplies)	1,883	127,875
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,944	436,110
Eli Lilly & Co. (Pharmaceuticals)	22,424	1,614,752
Endo International PLC* (Pharmaceuticals)	4,709	132,558
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	4,302	87,761
Express Scripts Holding Co.* (Health Care Providers & Services)	15,390	1,057,139
Gilead Sciences, Inc. (Biotechnology)	31,489	2,892,579
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,171	40,962
Halozyme Therapeutics, Inc.* (Biotechnology)	2,513	23,798
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,074	30,856
HCA Holdings, Inc.* (Health Care Providers & Services)	7,042	549,628
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,663	61,215
HealthSouth Corp. (Health Care Providers & Services)	2,106	79,249
Henry Schein, Inc.* (Health Care Providers & Services)	1,888	325,925
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,309	65,843
Hologic, Inc.* (Health Care Equipment & Supplies)	5,688	196,236
Horizon Pharma PLC* (Pharmaceuticals)	3,339	55,327
Humana, Inc. (Health Care Providers & Services)	3,417	625,140
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,065	161,731
Illumina, Inc.* (Life Sciences Tools & Services)	3,386	548,904
Impax Laboratories, Inc.* (Pharmaceuticals)	1,572	50,335
Incyte Corp.* (Biotechnology)	3,924	284,372
Innoviva, Inc. (Pharmaceuticals)	1,894	23,845
Intercept Pharmaceuticals, Inc.* (Biotechnology)	398	51,131
Intrexon Corp. (Biotechnology)	1,153	39,075
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	861	517,504
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,767	112,064

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,410	$184,076
Johnson & Johnson (Pharmaceuticals)	63,568	6,878,059
Juno Therapeutics, Inc.* (Biotechnology)	1,623	61,820
Kite Pharma, Inc.* (Biotechnology)	976	44,808
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	2,343	274,436
LifePoint Health, Inc.* (Health Care Providers & Services)	994	68,835
Magellan Health, Inc.* (Health Care Providers & Services)	569	38,652
Mallinckrodt PLC* (Pharmaceuticals)	2,578	157,980
MannKind Corp.* (Biotechnology)	6,419	10,335
Medivation, Inc.* (Biotechnology)	3,771	173,391
MEDNAX, Inc.* (Health Care Providers & Services)	2,161	139,644
Medtronic PLC (Health Care Equipment & Supplies)	32,394	2,429,549
Merck & Co., Inc. (Pharmaceuticals)	63,935	3,382,801
Molina Healthcare, Inc.* (Health Care Providers & Services)	945	60,943
Mylan N.V.* (Pharmaceuticals)	9,495	440,093
Myriad Genetics, Inc.* (Biotechnology)	1,641	61,423
Neurocrine Biosciences, Inc.* (Biotechnology)	1,832	72,456
Novavax, Inc.* (Biotechnology)	6,217	32,080
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,145	55,704
OPKO Health, Inc.* (Biotechnology)	7,408	76,969
Owens & Minor, Inc. (Health Care Providers & Services)	1,444	58,366
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	854	45,245
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,237	77,597
Patterson Cos., Inc. (Health Care Providers & Services)	1,924	89,524
Perrigo Co. PLC (Pharmaceuticals)	3,373	431,508
Pfizer, Inc. (Pharmaceuticals)	139,333	4,129,830
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,297	26,459
Puma Biotechnology, Inc.* (Biotechnology)	508	14,920
Quest Diagnostics, Inc. (Health Care Providers & Services)	3,289	234,999
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,212	144,001
Radius Health, Inc.* (Biotechnology)	783	24,618
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,799	648,432
ResMed, Inc. (Health Care Equipment & Supplies)	3,226	186,527
Seattle Genetics, Inc.* (Biotechnology)	2,482	87,093
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	6,534	359,370
STERIS PLC (Health Care Equipment & Supplies)	1,978	140,537
Stryker Corp. (Health Care Equipment & Supplies)	7,218	774,419
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,672	69,906
Teleflex, Inc. (Health Care Equipment & Supplies)	959	150,573
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,270	65,671
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,115	171,677
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	9,129	1,292,576
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	814	51,534
United Therapeutics Corp.* (Biotechnology)	1,045	116,444
UnitedHealth Group, Inc. (Health Care Providers & Services)	21,901	2,823,040
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	2,082	259,667
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,200	176,044
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,676	451,185
Waters Corp.* (Life Sciences Tools & Services)	1,872	246,954
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,016	94,234
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,666	115,487
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	4,123	439,635
Zoetis, Inc. (Pharmaceuticals)	10,537	467,105
TOTAL COMMON STOCKS (Cost $28,616,636)		62,192,328
Contingent Right (NM)
Dyax Corp. *+(a) (Biotechnology)	3,716	4,125

TOTAL CONTINGENT RIGHT (Cost $—)		4,125

	Principal Amount	Value
Repurchase Agreements(b)(0.5%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $314,001	$314,000	$314,000
TOTAL REPURCHASE AGREEMENTS (Cost $314,000)		314,000

TOTAL INVESTMENT SECURITIES (Cost $28,930,636) - 100.3%		62,510,453
Net other assets (liabilities) - (0.3)%		(196,035)

NET ASSETS - 100.0%		$62,314,418

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%
+	This security was fair valued based on procedures approved by the Board of Trustees. As of March 31, 2016, this security represented 0.007% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Biotechnology	$15,323,996	24.6%
Commercial Services & Supplies	61,215	0.1%
Health Care Equipment & Supplies	10,834,011	17.4%
Health Care Providers & Services	10,375,991	16.7%
Life Sciences Tools & Services	2,609,857	4.2%
Pharmaceuticals	22,991,383	36.8%
Other**	117,965	0.2%
Total	$62,314,418	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Industrial Conglomerates)	2,780	$463,231
A.O. Smith Corp. (Building Products)	344	26,251
Accenture PLC - Class A (IT Services)	2,886	333,043
Actuant Corp. - Class A (Machinery)	271	6,696
Acuity Brands, Inc. (Electrical Equipment)	200	43,628
AECOM* (Construction & Engineering)	700	21,553
AGCO Corp. (Machinery)	326	16,202
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,507	60,054
Air Lease Corp. (Trading Companies & Distributors)	433	13,908
Allegion PLC (Building Products)	440	28,032
Alliance Data Systems Corp.* (IT Services)	272	59,840
Allison Transmission Holdings, Inc. (Machinery)	785	21,179
AMETEK, Inc. (Electrical Equipment)	1,082	54,078
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,416	81,874
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	132	6,879
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	179	7,769
AptarGroup, Inc. (Containers & Packaging)	289	22,660
Armstrong World Industries, Inc.* (Building Products)	221	10,690
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	416	26,795
Automatic Data Processing, Inc. (IT Services)	2,101	188,481
Avery Dennison Corp. (Containers & Packaging)	412	29,709
Avnet, Inc. (Electronic Equipment, Instruments & Components)	604	26,757
Ball Corp. (Containers & Packaging)	652	46,481
BE Aerospace, Inc. (Aerospace & Defense)	468	21,584
Belden, Inc. (Electronic Equipment, Instruments & Components)	192	11,785
Bemis Co., Inc. (Containers & Packaging)	434	22,473
Berry Plastics Group, Inc.* (Containers & Packaging)	551	19,919
Booz Allen Hamilton Holding Corp. (IT Services)	525	15,897
Broadridge Financial Solutions, Inc. (IT Services)	546	32,383
BWX Technologies, Inc. (Aerospace & Defense)	489	16,411
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	659	48,918
Carlisle Cos., Inc. (Industrial Conglomerates)	295	29,353
Caterpillar, Inc. (Machinery)	2,674	204,668
CEB, Inc. (Professional Services)	149	9,645
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	432	15,807
Cintas Corp. (Commercial Services & Supplies)	404	36,283
CLARCOR, Inc. (Machinery)	223	12,887
Clean Harbors, Inc.* (Commercial Services & Supplies)	240	11,842
Cognex Corp. (Electronic Equipment, Instruments & Components)	391	15,229
Colfax Corp.* (Machinery)	461	13,180
Convergys Corp. (IT Services)	443	12,302
CoreLogic, Inc.* (IT Services)	407	14,123
CoStar Group, Inc.* (Internet Software & Services)	148	27,849
Covanta Holding Corp. (Commercial Services & Supplies)	612	10,318
Crane Co. (Machinery)	227	12,226
Crown Holdings, Inc.* (Containers & Packaging)	641	31,787
CSX Corp. (Road & Rail)	4,425	113,944
Cummins, Inc. (Machinery)	744	81,795
Curtiss-Wright Corp. (Aerospace & Defense)	204	15,437
Danaher Corp. (Industrial Conglomerates)	2,746	260,486
Deere & Co. (Machinery)	1,376	105,938
Deluxe Corp. (Commercial Services & Supplies)	224	13,998
DigitalGlobe, Inc.* (Aerospace & Defense)	275	4,758
Donaldson Co., Inc. (Machinery)	567	18,093
Dover Corp. (Machinery)	711	45,739
Eagle Materials, Inc. (Construction Materials)	226	15,845
Eaton Corp. PLC (Electrical Equipment)	2,107	131,814
EMCOR Group, Inc. (Construction & Engineering)	279	13,559
Emerson Electric Co. (Electrical Equipment)	2,954	160,639
EnerSys (Electrical Equipment)	199	11,088
Equifax, Inc. (Professional Services)	545	62,288
Essendant, Inc. (Commercial Services & Supplies)	170	5,428
Esterline Technologies Corp.* (Aerospace & Defense)	138	8,842
Euronet Worldwide, Inc.* (IT Services)	230	17,045
Expeditors International of Washington, Inc. (Air Freight & Logistics)	837	40,854
Fastenal Co. (Trading Companies & Distributors)	1,325	64,924
FedEx Corp. (Air Freight & Logistics)	1,178	191,684
FEI Co. (Electronic Equipment, Instruments & Components)	187	16,645
Fidelity National Information Services, Inc. (IT Services)	1,267	80,214
First Data Corp.* (IT Services)	826	10,688
Fiserv, Inc.* (IT Services)	1,023	104,939
FleetCor Technologies, Inc.* (IT Services)	357	53,104
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	633	20,857
Flowserve Corp. (Machinery)	598	26,557
Fluor Corp. (Construction & Engineering)	639	34,315
Fortune Brands Home & Security, Inc. (Building Products)	723	40,517
FTI Consulting, Inc.* (Professional Services)	188	6,676

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GATX Corp. (Trading Companies & Distributors)	193	$9,168
Generac Holdings, Inc.* (Electrical Equipment)	309	11,507
General Dynamics Corp. (Aerospace & Defense)	1,343	176,430
General Electric Co. (Industrial Conglomerates)	42,871	1,362,868
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	261	16,365
Genpact, Ltd.* (IT Services)	712	19,359
Global Payments, Inc. (IT Services)	595	38,854
Graco, Inc. (Machinery)	253	21,242
Graphic Packaging Holding Co. (Containers & Packaging)	1,507	19,365
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	846	27,977
Hexcel Corp. (Aerospace & Defense)	433	18,926
Hillenbrand, Inc. (Machinery)	290	8,686
Honeywell International, Inc. (Aerospace & Defense)	3,534	395,984
Hub Group, Inc.* - Class A (Air Freight & Logistics)	159	6,486
Hubbell, Inc. (Electrical Equipment)	245	25,953
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	214	29,305
IDEX Corp. (Machinery)	350	29,008
Illinois Tool Works, Inc. (Machinery)	1,505	154,172
Ingersoll-Rand PLC (Machinery)	1,181	73,234
International Paper Co. (Containers & Packaging)	1,889	77,525
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	166	15,949
Itron, Inc.* (Electronic Equipment, Instruments & Components)	173	7,218
ITT Corp. (Machinery)	413	15,236
J.B. Hunt Transport Services, Inc. (Road & Rail)	411	34,623
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	876	16,881
Jack Henry & Associates, Inc. (IT Services)	363	30,699
Jacobs Engineering Group, Inc.* (Construction & Engineering)	563	24,519
Joy Global, Inc. (Machinery)	449	7,215
Kansas City Southern (Road & Rail)	498	42,554
KBR, Inc. (Construction & Engineering)	654	10,124
Kennametal, Inc. (Machinery)	367	8,254
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	787	21,831
Kirby Corp.* (Marine)	247	14,892
KLX, Inc.* (Aerospace & Defense)	242	7,778
Knowles Corp.* (Electronic Equipment, Instruments & Components)	408	5,377
L-3 Communications Holdings, Inc. (Aerospace & Defense)	358	42,423
Landstar System, Inc. (Road & Rail)	194	12,534
Lennox International, Inc. (Building Products)	182	24,605
Lincoln Electric Holdings, Inc. (Machinery)	296	17,337
LinkedIn Corp.* - Class A (Internet Software & Services)	530	60,606
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	104	12,803
Lockheed Martin Corp. (Aerospace & Defense)	1,208	267,572
Louisiana-Pacific Corp.* (Paper & Forest Products)	659	11,282
Macquarie Infrastructure Corp. (Transportation Infrastructure)	342	23,064
Manitowoc Foodservice, Inc.* (Machinery)	628	9,257
ManpowerGroup, Inc. (Professional Services)	333	27,113
Martin Marietta Materials, Inc. (Construction Materials)	296	47,215
Masco Corp. (Building Products)	1,533	48,212
MAXIMUS, Inc. (IT Services)	298	15,687
MDU Resources Group, Inc. (Multi-Utilities)	898	17,475
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	125	43,095
Moog, Inc.* - Class A (Aerospace & Defense)	152	6,943
MRC Global, Inc.* (Trading Companies & Distributors)	469	6,163
MSA Safety, Inc. (Commercial Services & Supplies)	145	7,011
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	221	16,865
Mueller Industries, Inc. (Machinery)	262	7,708
National Instruments Corp. (Electronic Equipment, Instruments & Components)	463	13,941
Navistar International Corp.* (Machinery)	304	3,806
NeuStar, Inc.* - Class A (IT Services)	247	6,076
Nordson Corp. (Machinery)	246	18,706
Norfolk Southern Corp. (Road & Rail)	1,370	114,053
Northrop Grumman Corp. (Aerospace & Defense)	831	164,455
NOW, Inc.* (Trading Companies & Distributors)	492	8,718
Old Dominion Freight Line, Inc.* (Road & Rail)	316	22,000
Orbital ATK, Inc. (Aerospace & Defense)	270	23,474
Oshkosh Corp. (Machinery)	337	13,773
Owens Corning (Building Products)	535	25,295
Owens-Illinois, Inc.* (Containers & Packaging)	739	11,794
PACCAR, Inc. (Machinery)	1,614	88,270
Packaging Corp. of America (Containers & Packaging)	432	26,093
Parker-Hannifin Corp. (Machinery)	621	68,981
Paychex, Inc. (IT Services)	1,477	79,773
PayPal Holdings, Inc.* (IT Services)	5,113	197,362
Pentair PLC (Machinery)	838	45,470
PerkinElmer, Inc. (Life Sciences Tools & Services)	504	24,928
Quanta Services, Inc.* (Construction & Engineering)	733	16,536
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	961	15,760
Raytheon Co. (Aerospace & Defense)	1,374	168,494
Regal Beloit Corp. (Electrical Equipment)	204	12,870
Republic Services, Inc. (Commercial Services & Supplies)	1,093	52,081
Robert Half International, Inc. (Professional Services)	603	28,088
Rockwell Automation, Inc. (Electrical Equipment)	604	68,705

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rockwell Collins, Inc. (Aerospace & Defense)	603	$55,603
Roper Technologies, Inc. (Industrial Conglomerates)	463	84,623
Ryder System, Inc. (Road & Rail)	245	15,871
Sabre Corp. (IT Services)	938	27,127
Sealed Air Corp. (Containers & Packaging)	901	43,257
Sensata Technologies Holding N.V.* (Electrical Equipment)	781	30,334
Silgan Holdings, Inc. (Containers & Packaging)	185	9,836
Sonoco Products Co. (Containers & Packaging)	463	22,488
Spirit AeroSystems Holdings, Inc.* - Class A (Aerospace & Defense)	549	24,903
SPX Corp. (Machinery)	191	2,869
SPX FLOW, Inc.* (Machinery)	190	4,765
Stericycle, Inc.* (Commercial Services & Supplies)	392	49,466
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,699	105,203
Teledyne Technologies, Inc.* (Aerospace & Defense)	157	13,838
Terex Corp. (Machinery)	498	12,390
Tetra Tech, Inc. (Commercial Services & Supplies)	269	8,022
Textron, Inc. (Aerospace & Defense)	1,247	45,466
The ADT Corp. (Commercial Services & Supplies)	759	31,316
The Advisory Board Co.* (Professional Services)	192	6,192
The Boeing Co. (Aerospace & Defense)	2,862	363,302
The Manitowoc Co., Inc. (Machinery)	628	2,719
The Sherwin-Williams Co. (Chemicals)	361	102,766
The Timken Co. (Machinery)	320	10,717
The Toro Co. (Machinery)	250	21,530
The Valspar Corp. (Chemicals)	335	35,852
Total System Services, Inc. (IT Services)	774	36,827
TransDigm Group, Inc.* (Aerospace & Defense)	246	54,204
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,153	28,594
Trinity Industries, Inc. (Machinery)	701	12,835
Triumph Group, Inc. (Aerospace & Defense)	226	7,114
Tyco International PLC (Commercial Services & Supplies)	1,951	71,621
Union Pacific Corp. (Road & Rail)	3,889	309,369
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,172	334,550
United Rentals, Inc.* (Trading Companies & Distributors)	416	25,871
United Technologies Corp. (Aerospace & Defense)	3,574	357,757
USG Corp.* (Building Products)	416	10,321
Valmont Industries, Inc. (Construction & Engineering)	106	13,127
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	506	14,289
Verisk Analytics, Inc.* - Class A (Professional Services)	709	56,663
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	624	7,619
Vulcan Materials Co. (Construction Materials)	613	64,714
W.W. Grainger, Inc. (Trading Companies & Distributors)	261	60,925
Wabtec Corp. (Machinery)	421	33,381
Waste Connections, Inc. (Commercial Services & Supplies)	562	36,300
Waste Management, Inc. (Commercial Services & Supplies)	1,904	112,337
Watsco, Inc. (Trading Companies & Distributors)	120	16,169
WESCO International, Inc.* (Trading Companies & Distributors)	193	10,551
WestRock Co. (Containers & Packaging)	1,167	45,548
WEX, Inc.* (IT Services)	176	14,671
Woodward, Inc. (Machinery)	256	13,317
Xerox Corp. (IT Services)	4,374	48,814
XPO Logistics, Inc.* (Air Freight & Logistics)	410	12,587
Xylem, Inc. (Machinery)	820	33,538
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	239	16,491
TOTAL COMMON STOCKS (Cost $5,862,470)		11,841,964

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.20%-0.27%, dated 3/31/16, due 4/1/16, total to be received $6,000	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $5,868,470) - 100.5%		11,847,964
Net other assets (liabilities) - (0.5)%		(63,617)

NET ASSETS - 100.0%		$11,784,347

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$2,291,003	19.3%
Air Freight & Logistics	635,079	5.4%
Building Products	213,923	1.8%
Chemicals	138,618	1.2%
Commercial Services & Supplies	461,783	3.9%
Construction & Engineering	149,540	1.3%
Construction Materials	127,774	1.1%
Containers & Packaging	428,935	3.6%
Electrical Equipment	550,616	4.7%
Electronic Equipment, Instruments & Components	473,017	4.0%
Industrial Conglomerates	2,200,561	18.6%
Internet Software & Services	88,455	0.8%
IT Services	1,437,308	12.2%
Life Sciences Tools & Services	128,077	1.1%
Machinery	1,303,576	11.1%
Marine	14,892	0.1%
Multi-Utilities	17,475	0.1%
Paper & Forest Products	11,282	0.1%
Professional Services	196,665	1.7%
Road & Rail	681,313	5.8%
Trading Companies & Distributors	269,008	2.3%
Transportation Infrastructure	23,064	0.2%
Other**	(57,617)	(0.4)%
Total	$11,784,347	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
2U, Inc.* (Diversified Consumer Services)	3,948	$89,225
Akamai Technologies, Inc.* (Internet Software & Services)	5,278	293,298
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	11,953	157,899
Alphabet, Inc.* - Class A (Internet Software & Services)	803	612,609
Alphabet, Inc.* - Class C (Internet Software & Services)	813	605,644
Amazon.com, Inc.* (Internet & Catalog Retail)	2,066	1,226,460
Arista Networks, Inc.* (Communications Equipment)	2,326	146,771
Bazaarvoice, Inc.* (Internet Software & Services)	15,012	47,288
Blucora, Inc.* (Internet Software & Services)	9,135	47,137
Citrix Systems, Inc.* (Software)	4,197	329,800
Cornerstone OnDemand, Inc.* (Internet Software & Services)	4,028	131,998
Demandware, Inc.* (Internet Software & Services)	3,045	119,060
E*TRADE Financial Corp.* (Capital Markets)	10,169	249,039
EarthLink Holdings Corp. (Internet Software & Services)	13,750	77,963
eBay, Inc.* (Internet Software & Services)	19,084	455,344
Ebix, Inc. (Software)	2,601	106,095
Endurance International Group Holdings, Inc.* (Internet Software & Services)	8,085	85,135
Expedia, Inc. (Internet & Catalog Retail)	3,093	333,487
Facebook, Inc.* - Class A (Internet Software & Services)	10,752	1,226,804
Groupon, Inc.* (Internet & Catalog Retail)	32,664	130,329
IAC/InterActiveCorp (Internet Software & Services)	3,978	187,284
j2 Global, Inc. (Internet Software & Services)	2,486	153,088
Juniper Networks, Inc. (Communications Equipment)	11,058	282,089
LinkedIn Corp.* - Class A (Internet Software & Services)	2,878	329,099
Netflix, Inc.* (Internet & Catalog Retail)	5,816	594,570
NETGEAR, Inc.* (Communications Equipment)	2,870	115,862
NetSuite, Inc.* (Software)	2,391	163,760
Pandora Media, Inc.* (Internet Software & Services)	14,353	128,459
PayPal Holdings, Inc.* (IT Services)	14,929	576,259
Rackspace Hosting, Inc.* (Internet Software & Services)	7,182	155,059
salesforce.com, Inc.* (Software)	8,268	610,426
Sonus Networks, Inc.* (Communications Equipment)	8,645	65,097
TD Ameritrade Holding Corp. (Capital Markets)	8,846	278,914
TripAdvisor, Inc.* (Internet & Catalog Retail)	4,086	271,719
TrueCar, Inc.* (Internet Software & Services)	10,914	61,009
Twitter, Inc.* (Internet Software & Services)	17,058	282,310
Veeva Systems, Inc.* - Class A (Health Care Technology)	5,450	136,468
VeriSign, Inc.* (Internet Software & Services)	3,122	276,422
Vonage Holdings Corp.* (Diversified Telecommunication Services)	19,839	90,664
Web.com Group, Inc.* (Internet Software & Services)	5,410	107,226
Yahoo!, Inc.* (Internet Software & Services)	14,391	529,733
TOTAL COMMON STOCKS (Cost $6,405,466)		11,866,902

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $41,000	$41,000	$41,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,000)		41,000

TOTAL INVESTMENT SECURITIES (Cost $6,446,466) - 100.3%		11,907,902
Net other assets (liabilities) - (0.3)%		(35,177)

NET ASSETS - 100.0%		$11,872,725

*         Non-income producing security

(a)      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Capital Markets	$527,953	4.4%
Communications Equipment	609,819	5.1%
Diversified Consumer Services	89,225	0.8%
Diversified Telecommunication Services	90,664	0.8%
Health Care Technology	294,367	2.5%
Internet & Catalog Retail	2,556,565	21.5%
Internet Software & Services	5,911,969	49.8%
IT Services	576,259	4.9%
Software	1,210,081	10.2%
Other**	5,823	NM
Total	$11,872,725	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM          Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (93.7%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,828	$737,110
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,411	59,962
Apache Corp. (Oil, Gas & Consumable Fuels)	11,778	574,884
Archrock, Inc. (Energy Equipment & Services)	2,157	17,256
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,815	16,644
Baker Hughes, Inc. (Energy Equipment & Services)	13,634	597,578
Bristow Group, Inc. (Energy Equipment & Services)	1,086	20,547
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	14,260	323,845
California Resources Corp. (Oil, Gas & Consumable Fuels)	12,069	12,431
Cameron International Corp.* (Energy Equipment & Services)	5,969	400,221
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,695	52,409
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,341	248,346
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	16,110	66,373
Chevron Corp. (Oil, Gas & Consumable Fuels)	58,627	5,593,016
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,952	287,141
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,456	31,054
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	12,448	312,445
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,018	405,979
ConocoPhillips (Oil, Gas & Consumable Fuels)	38,486	1,549,831
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,558	77,661
Core Laboratories N.V. (Energy Equipment & Services)	1,317	148,044
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	10,925	24,254
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	15,889	435,994
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	2,005	43,569
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,221	171,417
Dril-Quip, Inc.* (Energy Equipment & Services)	1,184	71,703
Energen Corp. (Oil, Gas & Consumable Fuels)	3,026	110,721
Ensco PLCADR - Class A (Energy Equipment & Services)	7,330	76,012
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	17,115	1,242,207
EQT Corp. (Oil, Gas & Consumable Fuels)	4,970	334,282
Exterran Corp.* (Energy Equipment & Services)	1,092	16,882
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	129,287	10,807,099
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,382	163,096
FMC Technologies, Inc.* (Energy Equipment & Services)	7,067	193,353
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,829	108,514
Halliburton Co. (Energy Equipment & Services)	26,723	954,546
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,361	197,358
Hess Corp. (Oil, Gas & Consumable Fuels)	8,249	434,310
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,499	194,225
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	56,964	1,017,377
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	26,265	292,592
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,474	612,503
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,037	126,882
Nabors Industries, Ltd. (Energy Equipment & Services)	8,764	80,629
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,696	363,746
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	6,171	205,186
Noble Corp. PLC (Energy Equipment & Services)	7,577	78,422
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	13,351	419,355
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,466	39,792
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	23,781	1,627,334
Oceaneering International, Inc. (Energy Equipment & Services)	3,052	101,448
OGE Energy Corp. (Electric Utilities)	6,223	178,164
Oil States International, Inc.* (Energy Equipment & Services)	1,603	50,527
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,536	195,165
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,585	80,788
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	3,044	101,061
Phillips 66 (Oil, Gas & Consumable Fuels)	14,610	1,265,080
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,088	716,085
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,946	83,898
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,284	171,096
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,888	62,597
Schlumberger, Ltd. (Energy Equipment & Services)	39,020	2,877,724

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,391	$31,158
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,124	39,804
SolarCity Corp.* (Electrical Equipment)	1,862	45,768
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	12,126	97,857
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	20,910	639,846
Superior Energy Services, Inc. (Energy Equipment & Services)	4,711	63,080
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,075	151,540
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,477	12,791
Tesoro Corp. (Oil, Gas & Consumable Fuels)	3,719	319,871
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	21,248	341,455
Transocean, Ltd. (Energy Equipment & Services)	10,656	97,396
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,929	43,827
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,772	2,376
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	14,641	939,074
Weatherford International PLC* (Energy Equipment & Services)	27,382	213,032
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,105	61,234
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	6,356	50,721
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,201	106,925
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,292	50,971
TOTAL COMMON STOCKS (Cost $21,507,861)		41,168,496

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $24,000	$24,000	$24,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES (Cost $21,531,861) - 93.8%		41,192,496
Net other assets (liabilities) - 6.2%		2,734,536

NET ASSETS - 100.0%		$43,927,032

*          Non-income producing security

(a)       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR        American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	4/25/16	0.90%	$2,749,670	$(330)

^         Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Oil & Gas invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Electric Utilities	$178,164	0.4%
Electrical Equipment	45,768	0.1%
Energy Equipment & Services	6,866,929	15.6%
Oil, Gas & Consumable Fuels	33,914,539	77.2%
Semiconductors & Semiconductor Equipment	163,096	0.4%
Other**	2,758,536	6.3%
Total	$43,927,032	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (58.7%)
Akorn, Inc.* (Pharmaceuticals)	1,144	$26,918
Allergan PLC* (Pharmaceuticals)	5,682	1,522,946
Anacor Pharmaceuticals, Inc.* (Biotechnology)	674	36,025
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,921	1,528,073
Catalent, Inc.* (Pharmaceuticals)	1,386	36,965
Eli Lilly & Co. (Pharmaceuticals)	13,924	1,002,667
Endo International PLC* (Pharmaceuticals)	2,964	83,437
Horizon Pharma PLC* (Pharmaceuticals)	2,122	35,162
Impax Laboratories, Inc.* (Pharmaceuticals)	955	30,579
Innoviva, Inc. (Pharmaceuticals)	1,197	15,070
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	886	115,667
Johnson & Johnson (Pharmaceuticals)	39,578	4,282,340
Mallinckrodt PLC* (Pharmaceuticals)	1,617	99,090
Merck & Co., Inc. (Pharmaceuticals)	39,869	2,109,469
Mylan N.V.* (Pharmaceuticals)	5,904	273,650
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	497	26,331
Perrigo Co. PLC (Pharmaceuticals)	2,050	262,257
Pfizer, Inc. (Pharmaceuticals)	86,811	2,573,078
Zoetis, Inc. (Pharmaceuticals)	6,606	292,844
TOTAL COMMON STOCKS (Cost $8,327,305)		14,352,568

TOTAL INVESTMENT SECURITIES (Cost $8,327,305) - 58.7%		14,352,568
Net other assets (liabilities) - 41.3%		10,117,869

NET ASSETS - 100.0%		$24,470,437

*         Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	4/25/16	0.70%	$10,098,788	$(1,212)

^         Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Biotechnology	$36,025	0.1%
Pharmaceuticals	14,316,543	58.6%
Other**	10,117,869	41.3%
Total	$24,470,437	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.3%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $30,531,199	$30,531,000	$30,531,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,531,000)		30,531,000

TOTAL INVESTMENT SECURITIES (Cost $30,531,000) - 96.3%		30,531,000
Net other assets (liabilities) - 3.7%		1,168,798

NET ASSETS - 100.0%		$31,699,798

(a)      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $6,189,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	4/25/16	0.90%	$15,701,714	$646,508
Dow Jones Precious Metals Index	UBS AG	4/25/16	1.00%	15,961,623	616,866
				$31,663,337	$1,263,374

^    Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Alexander & Baldwin, Inc. (Real Estate Management & Development)	990	$36,313
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,578	143,424
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,803	131,993
American Capital Agency Corp. (Real Estate Investment Trusts)	7,453	138,849
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	3,938	62,614
American Tower Corp. (Real Estate Investment Trusts)	9,119	933,513
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	20,389	209,191
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	3,369	140,892
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	3,358	66,522
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	2,947	560,520
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	2,005	53,854
Boston Properties, Inc. (Real Estate Investment Trusts)	3,304	419,872
Brandywine Realty Trust (Real Estate Investment Trusts)	3,769	52,879
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	3,660	93,769
Camden Property Trust (Real Estate Investment Trusts)	1,870	157,248
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,803	48,393
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	3,264	38,842
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	6,255	180,270
Chimera Investment Corp. (Real Estate Investment Trusts)	4,066	55,257
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	2,414	40,483
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	2,675	58,823
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,590	57,628
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,033	53,346
Corrections Corp. of America (Real Estate Investment Trusts)	2,522	80,830
Cousins Properties, Inc. (Real Estate Investment Trusts)	4,321	44,852
Crown Castle International Corp. (Real Estate Investment Trusts)	7,180	621,071
CubeSmart (Real Estate Investment Trusts)	3,711	123,576
CYS Investments, Inc. (Real Estate Investment Trusts)	3,330	27,106
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,900	74,993
DDR Corp. (Real Estate Investment Trusts)	6,543	116,400
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	4,318	43,698
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	3,148	278,567
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,011	90,661
Duke Realty Corp. (Real Estate Investment Trusts)	7,441	167,720
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,582	64,118
EastGroup Properties, Inc. (Real Estate Investment Trusts)	692	41,776
EPR Properties (Real Estate Investment Trusts)	1,362	90,736
Equinix, Inc. (Real Estate Investment Trusts)	1,527	504,994
Equity Commonwealth* (Real Estate Investment Trusts)	2,719	76,723
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	1,723	125,314
Equity Residential (Real Estate Investment Trusts)	7,855	589,362
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,407	329,041
Extra Space Storage, Inc. (Real Estate Investment Trusts)	2,690	251,407
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,499	233,919
Forest City Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	4,665	98,385
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	1,652	29,653
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	2,008	62,087
General Growth Properties, Inc. (Real Estate Investment Trusts)	12,528	372,457
Hatteras Financial Corp. (Real Estate Investment Trusts)	2,082	29,773
HCP, Inc. (Real Estate Investment Trusts)	10,014	326,256
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,199	67,927
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	2,733	80,405
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,067	98,823
Hospitality Properties Trust (Real Estate Investment Trusts)	3,260	86,586
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	16,182	270,239
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,570	31,303
Iron Mountain, Inc. (Real Estate Investment Trusts)	4,140	140,387
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	970	113,800
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,983	122,688
Kimco Realty Corp. (Real Estate Investment Trusts)	8,899	256,113
Kite Realty Group Trust (Real Estate Investment Trusts)	1,794	49,712

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	1,766	$108,609
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,429	61,478
Lexington Realty Trust (Real Estate Investment Trusts)	4,554	39,164
Liberty Property Trust (Real Estate Investment Trusts)	3,145	105,232
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,927	45,285
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	5,116	66,406
MFA Financial, Inc. (Real Estate Investment Trusts)	7,968	54,581
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,623	165,887
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,034	140,171
New Residential Investment Corp. (Real Estate Investment Trusts)	4,957	57,650
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	1,355	15,718
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	4,065	53,333
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	3,561	125,703
Outfront Media, Inc. (Real Estate Investment Trusts)	2,959	62,435
Paramount Group, Inc. (Real Estate Investment Trusts)	3,605	57,500
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,546	44,942
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	3,130	63,570
Post Properties, Inc. (Real Estate Investment Trusts)	1,154	68,940
Potlatch Corp. (Real Estate Investment Trusts)	875	27,563
Prologis, Inc. (Real Estate Investment Trusts)	11,288	498,704
Public Storage (Real Estate Investment Trusts)	3,168	873,830
Rayonier, Inc. (Real Estate Investment Trusts)	2,640	65,155
Realogy Holdings Corp.* (Real Estate Management & Development)	3,156	113,964
Realty Income Corp. (Real Estate Investment Trusts)	5,387	336,741
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,662	21,739
Regency Centers Corp. (Real Estate Investment Trusts)	2,100	157,185
Retail Properties of America, Inc. (Real Estate Investment Trusts)	5,104	80,898
RLJ Lodging Trust (Real Estate Investment Trusts)	2,705	61,890
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	1,103	56,782
Senior Housing Properties Trust (Real Estate Investment Trusts)	5,108	91,382
Simon Property Group, Inc. (Real Estate Investment Trusts)	6,656	1,382,386
SL Green Realty Corp. (Real Estate Investment Trusts)	2,152	208,486
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	848	100,022
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	9,495	106,819
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	5,113	96,789
Sun Communities, Inc. (Real Estate Investment Trusts)	1,243	89,011
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	4,785	66,990
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,039	74,199
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,296	92,314
The GEO Group, Inc. (Real Estate Investment Trusts)	1,587	55,021
The Howard Hughes Corp.* (Real Estate Management & Development)	769	81,429
The Macerich Co. (Real Estate Investment Trusts)	2,727	216,087
The RMR Group, Inc.* - Class A (Real Estate Management & Development)	3	75
The St Joe Co.* (Real Estate Management & Development)	1,629	27,937
Two Harbors Investment Corp. (Real Estate Investment Trusts)	7,831	62,178
UDR, Inc. (Real Estate Investment Trusts)	5,746	221,393
Urban Edge Properties (Real Estate Investment Trusts)	1,986	51,318
Ventas, Inc. (Real Estate Investment Trusts)	7,229	455,138
VEREIT, Inc. (Real Estate Investment Trusts)	19,467	172,672
Vornado Realty Trust (Real Estate Investment Trusts)	3,813	360,062
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,467	42,851
Weingarten Realty Investors (Real Estate Investment Trusts)	2,453	92,037
Welltower, Inc. (Real Estate Investment Trusts)	7,639	529,688
Weyerhaeuser Co. (Real Estate Investment Trusts)	16,981	526,071
WP Carey, Inc. (Real Estate Investment Trusts)	2,089	130,019
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	3,986	37,827
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,402	37,519
TOTAL COMMON STOCKS (Cost $9,340,017)		18,986,728

TOTAL INVESTMENT SECURITIES (Cost $9,340,017) - 99.3%		18,986,728
Net other assets (liabilities) - 0.7%		142,376

NET ASSETS - 100.0%		$19,129,104

*         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Real Estate invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Real Estate Investment Trusts	$18,432,940	96.4%
Real Estate Management & Development	553,788	2.9%
Other**	142,376	0.7%
Total	$19,129,104	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (78.9%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,472	$7,045
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,181	69,903
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,357	92,281
Atmel Corp. (Semiconductors & Semiconductor Equipment)	1,614	13,106
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,423	219,854
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	224	13,700
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	382	11,116
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,204	10,427
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	444	8,880
Infinera Corp.* (Communications Equipment)	524	8,416
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	550	11,242
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,300	592,006
InterDigital, Inc. (Communications Equipment)	116	6,455
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	594	43,249
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	610	50,386
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	947	42,198
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	1,801	18,568
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,121	41,230
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	772	37,210
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,013	42,016
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	438	16,780
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,997	71,153
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,572	15,075
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	519	26,163
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,803	296,765
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	261	5,739
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	133	5,980
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	714	55,621
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	1,215	656
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	124	9,888
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	776	16,754
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,911	224,570
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	971	46,055
TOTAL COMMON STOCKS (Cost $1,093,925)		2,130,487

TOTAL INVESTMENT SECURITIES (Cost $1,093,925) - 78.9%		2,130,487
Net other assets (liabilities) - 21.1%		569,408

NET ASSETS - 100.0%		$2,699,895

*         Non-income producing security

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/25/16	0.70%	$569,932	$(68)

^         Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Communications Equipment	$14,871	0.6%
Semiconductors & Semiconductor Equipment	2,115,616	78.3%
Other**	569,408	21.1%
Total	$2,699,895	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	544	$8,416
ACI Worldwide, Inc.* (Software)	610	12,682
Adobe Systems, Inc.* (Software)	2,550	239,190
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,288	9,371
Akamai Technologies, Inc.* (Internet Software & Services)	905	50,291
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	969	12,800
Alphabet, Inc.* - Class A (Internet Software & Services)	1,497	1,142,061
Alphabet, Inc.* - Class C (Internet Software & Services)	1,520	1,132,324
Amdocs, Ltd. (IT Services)	769	46,463
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,587	93,935
ANSYS, Inc.* (Software)	452	40,436
Apple, Inc. (Technology Hardware, Storage & Peripherals)	28,370	3,092,046
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,785	122,526
Arista Networks, Inc.* (Communications Equipment)	181	11,421
ARRIS International PLC* (Communications Equipment)	919	21,063
Aspen Technology, Inc.* (Software)	427	15,428
athenahealth, Inc.* (Health Care Technology)	200	27,756
Atmel Corp. (Semiconductors & Semiconductor Equipment)	2,156	17,507
Autodesk, Inc.* (Software)	1,153	67,231
Blackbaud, Inc. (Software)	240	15,094
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,897	293,087
Brocade Communications Systems, Inc. (Communications Equipment)	2,052	21,710
CA, Inc. (Software)	1,513	46,585
CACI International, Inc.* - Class A (IT Services)	125	13,338
Cadence Design Systems, Inc.* (Software)	1,563	36,856
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	293	17,920
CDK Global, Inc. (Software)	794	36,961
CDW Corp. (Electronic Equipment, Instruments & Components)	766	31,789
Cerner Corp.* (Health Care Technology)	1,549	82,036
Ciena Corp.* (Communications Equipment)	661	12,572
Cisco Systems, Inc. (Communications Equipment)	25,748	733,046
Citrix Systems, Inc.* (Software)	787	61,842
Cognizant Technology Solutions Corp.* (IT Services)	3,117	195,436
CommScope Holding Co., Inc.* (Communications Equipment)	647	18,064
CommVault Systems, Inc.* (Software)	215	9,282
Computer Sciences Corp. (IT Services)	707	24,314
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,694	118,947
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	516	15,016
CSRA, Inc. (IT Services)	697	18,749
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,610	13,943
Demandware, Inc.* (Internet Software & Services)	172	6,725
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	332	9,598
DST Systems, Inc. (IT Services)	163	18,382
eBay, Inc.* (Internet Software & Services)	5,548	132,375
EchoStar Corp.* (Communications Equipment)	233	10,320
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	241	10,216
EMC Corp. (Technology Hardware, Storage & Peripherals)	9,963	265,514
EPAM Systems, Inc.* (IT Services)	215	16,054
F5 Networks, Inc.* (Communications Equipment)	351	37,153
Facebook, Inc.* - Class A (Internet Software & Services)	11,742	1,339,762
Fair Isaac Corp. (Software)	161	17,080
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	580	11,600
Finisar Corp.* (Communications Equipment)	547	9,977
FireEye, Inc.* (Software)	731	13,151
Fortinet, Inc.* (Software)	746	22,850
Garmin, Ltd. (Household Durables)	603	24,096
Gartner, Inc.* (IT Services)	422	37,706
Guidewire Software, Inc.* (Software)	367	19,994
Harris Corp. (Communications Equipment)	638	49,675
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	8,784	155,740
HP, Inc. (Technology Hardware, Storage & Peripherals)	8,835	108,847
IAC/InterActiveCorp (Internet Software & Services)	396	18,644
IMS Health Holdings, Inc.* (Health Care Technology)	756	20,072
Infinera Corp.* (Communications Equipment)	723	11,611
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	759	27,256
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	693	14,165
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,173	781,996
InterDigital, Inc. (Communications Equipment)	180	10,017
International Business Machines Corp. (IT Services)	4,523	685,008
Intuit, Inc. (Software)	1,315	136,773

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
j2 Global, Inc. (Internet Software & Services)	237	$14,594
Juniper Networks, Inc. (Communications Equipment)	1,802	45,969
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	796	57,957
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	812	67,071
Leidos Holdings, Inc. (IT Services)	328	16,505
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	316	10,564
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,224	54,541
Lumentum Holdings, Inc.* (Communications Equipment)	242	6,527
Manhattan Associates, Inc.* (Software)	374	21,269
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,410	24,847
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,465	53,883
Medidata Solutions, Inc.* (Health Care Technology)	288	11,148
Mentor Graphics Corp. (Software)	511	10,389
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,041	50,176
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,308	55,575
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	574	21,990
Microsoft Corp. (Software)	40,471	2,235,212
Motorola Solutions, Inc. (Communications Equipment)	811	61,393
NCR Corp.* (Technology Hardware, Storage & Peripherals)	634	18,976
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,479	40,362
NetScout Systems, Inc.* (Communications Equipment)	504	11,577
NetSuite, Inc.* (Software)	192	13,150
Nuance Communications, Inc.* (Software)	1,246	23,288
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,615	93,172
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,112	20,254
Oracle Corp. (Software)	16,123	659,591
Palo Alto Networks, Inc.* (Communications Equipment)	375	61,178
Pandora Media, Inc.* (Internet Software & Services)	1,096	9,809
Pitney Bowes, Inc. (Commercial Services & Supplies)	980	21,109
Plantronics, Inc. (Communications Equipment)	172	6,741
Polycom, Inc.* (Communications Equipment)	685	7,638
Proofpoint, Inc.* (Software)	211	11,348
PTC, Inc.* (Software)	585	19,399
Qlik Technologies, Inc.* (Software)	476	13,766
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	661	33,321
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,649	391,169
Rackspace Hosting, Inc.* (Internet Software & Services)	569	12,285
Red Hat, Inc.* (Software)	935	69,667
salesforce.com, Inc.* (Software)	3,228	238,323
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,028	78,210
Science Applications International Corp. (IT Services)	212	11,308
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,516	52,226
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	331	7,279
ServiceNow, Inc.* (Software)	764	46,742
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	198	8,902
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	980	76,342
Splunk, Inc.* (Software)	664	32,490
SS&C Technologies Holdings, Inc. (Software)	412	26,129
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	1,622	876
Symantec Corp. (Software)	3,337	61,334
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	188	14,991
Synopsys, Inc.* (Software)	775	37,541
Tableau Software, Inc.* - Class A (Software)	269	12,339
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	180	13,819
Teradata Corp.* (IT Services)	681	17,869
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,045	22,562
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,145	295,425
The Ultimate Software Group, Inc.* (Software)	148	28,638
Twitter, Inc.* (Internet Software & Services)	3,041	50,329
Tyler Technologies, Inc.* (Software)	169	21,735
Vantiv, Inc.* (IT Services)	799	43,050
Verint Systems, Inc.* (Software)	318	10,615
VeriSign, Inc.* (Internet Software & Services)	493	43,650
ViaSat, Inc.* (Communications Equipment)	230	16,900
Viavi Solutions, Inc.* (Communications Equipment)	1,186	8,136
VMware, Inc.* - Class A (Software)	397	20,767
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,191	56,263
Workday, Inc.* (Software)	567	43,568
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,309	62,086
Yahoo!, Inc.* (Internet Software & Services)	4,458	164,099
Zillow Group, Inc.* - Class A (Internet Software & Services)	229	5,851
Zillow Group, Inc.* - Class C (Internet Software & Services)	534	12,672
TOTAL COMMON STOCKS (Cost $6,442,213)		18,002,367

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(0.5%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $93,001	$93,000	$93,000
TOTAL REPURCHASE AGREEMENTS (Cost $93,000)		93,000

TOTAL INVESTMENT SECURITIES (Cost $6,535,213) - 100.7%		18,095,367
Net other assets (liabilities) - (0.7)%		(120,366)

NET ASSETS - 100.0%		$17,975,001

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$21,109	0.1%
Communications Equipment	1,172,688	6.5%
Electronic Equipment, Instruments & Components	191,811	1.1%
Health Care Technology	153,812	0.9%
Household Durables	24,096	0.1%
Internet Software & Services	4,135,471	23.0%
IT Services	1,144,182	6.4%
Semiconductors & Semiconductor Equipment	2,803,485	15.6%
Software	4,448,735	24.8%
Technology Hardware, Storage & Peripherals	3,906,978	21.7%
Other**	(27,366)	(0.2)%
Total	$17,975,001	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (54.6%)
AT&T, Inc. (Diversified Telecommunication Services)	163,277	$6,395,559
CenturyLink, Inc. (Diversified Telecommunication Services)	14,524	464,187
Frontier Communications Corp. (Diversified Telecommunication Services)	30,883	172,636
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	7,649	404,250
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	3,381	338,675
Sprint Corp.* (Wireless Telecommunication Services)	21,187	73,731
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,468	74,262
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,419	284,148
Verizon Communications, Inc. (Diversified Telecommunication Services)	108,063	5,844,047
TOTAL COMMON STOCKS (Cost $10,707,418)		14,051,495

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $112,001	$112,000	$112,000
TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		112,000

TOTAL INVESTMENT SECURITIES (Cost $10,819,418) - 55.0%		14,163,495
Net other assets (liabilities) - 45.0%		11,585,055

NET ASSETS - 100.0%		$25,748,550

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	4/25/16	0.70%	$11,748,590	$(1,410)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Telecommunications invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$13,619,354	52.9%
Wireless Telecommunication Services	432,141	1.7%
Other**	11,697,055	45.4%
Total	$25,748,550	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
AGL Resources, Inc. (Gas Utilities)	9,591	$624,759
ALLETE, Inc. (Electric Utilities)	3,680	206,338
Alliant Energy Corp. (Multi-Utilities)	9,041	671,565
Ameren Corp. (Multi-Utilities)	19,324	968,132
American Electric Power Co., Inc. (Electric Utilities)	39,112	2,597,037
American Water Works Co., Inc. (Water Utilities)	14,192	978,255
Aqua America, Inc. (Water Utilities)	14,093	448,439
Atmos Energy Corp. (Gas Utilities)	8,124	603,289
Avista Corp. (Multi-Utilities)	4,970	202,677
Black Hills Corp. (Multi-Utilities)	4,087	245,751
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	26,153	396,741
CenterPoint Energy, Inc. (Multi-Utilities)	34,271	716,949
Cleco Corp. (Electric Utilities)	4,823	266,278
CMS Energy Corp. (Multi-Utilities)	22,071	936,693
Consolidated Edison, Inc. (Multi-Utilities)	23,393	1,792,372
Dominion Resources, Inc. (Multi-Utilities)	37,166	2,791,910
DTE Energy Co. (Multi-Utilities)	14,303	1,296,710
Duke Energy Corp. (Electric Utilities)	54,845	4,424,894
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	8,847	127,131
Edison International (Electric Utilities)	25,964	1,866,552
El Paso Electric Co. (Electric Utilities)	3,224	147,917
Entergy Corp. (Electric Utilities)	14,228	1,127,996
Eversource Energy (Electric Utilities)	25,260	1,473,668
Exelon Corp. (Electric Utilities)	73,277	2,627,713
FirstEnergy Corp. (Electric Utilities)	33,744	1,213,772
Great Plains Energy, Inc. (Electric Utilities)	12,279	395,998
Hawaiian Electric Industries, Inc. (Electric Utilities)	8,572	277,733
IDACORP, Inc. (Electric Utilities)	4,019	299,777
ITC Holdings Corp. (Electric Utilities)	12,224	532,600
National Fuel Gas Co. (Gas Utilities)	6,763	338,488
New Jersey Resources Corp. (Gas Utilities)	6,849	249,509
NextEra Energy, Inc. (Electric Utilities)	36,699	4,342,959
NiSource, Inc. (Multi-Utilities)	25,479	600,285
NorthWestern Corp. (Multi-Utilities)	3,833	236,688
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	25,085	326,356
ONE Gas, Inc. (Gas Utilities)	4,171	254,848
PG&E Corp. (Electric Utilities)	39,271	2,345,264
Piedmont Natural Gas Co., Inc. (Gas Utilities)	6,469	387,040
Pinnacle West Capital Corp. (Electric Utilities)	8,854	664,670
PNM Resources, Inc. (Electric Utilities)	6,348	214,055
Portland General Electric Co. (Electric Utilities)	7,066	279,036
PPL Corp. (Electric Utilities)	53,692	2,044,054
Public Service Enterprise Group, Inc. (Multi-Utilities)	40,355	1,902,335
Questar Corp. (Gas Utilities)	13,939	345,687
SCANA Corp. (Multi-Utilities)	11,377	798,097
Sempra Energy (Multi-Utilities)	18,780	1,954,059
South Jersey Industries, Inc. (Gas Utilities)	5,494	156,304
Southwest Gas Corp. (Gas Utilities)	3,778	248,781
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	5,130	46,170
TECO Energy, Inc. (Multi-Utilities)	18,757	516,380
The AES Corp. (Independent Power and Renewable Electricity Producers)	52,570	620,326
The Southern Co. (Electric Utilities)	72,714	3,761,495
UGI Corp. (Gas Utilities)	13,704	552,134
Vectren Corp. (Multi-Utilities)	6,585	332,938
WEC Energy Group, Inc. (Multi-Utilities)	25,143	1,510,340
Westar Energy, Inc. (Electric Utilities)	11,279	559,551
WGL Holdings, Inc. (Gas Utilities)	3,960	286,585
Xcel Energy, Inc. (Electric Utilities)	40,440	1,691,201
TOTAL COMMON STOCKS (Cost $34,878,434)		57,825,281

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $113,001	$113,000	$113,000
TOTAL REPURCHASE AGREEMENTS (Cost $113,000)		113,000

TOTAL INVESTMENT SECURITIES (Cost $34,991,434) - 100.2%		57,938,281
Net other assets (liabilities) - (0.2)%		(127,109)

NET ASSETS - 100.0%		$57,811,172

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of March 31, 2016:

	Value	% of Net Assets
Electric Utilities	$33,360,558	57.7%
Gas Utilities	4,047,424	7.0%
Independent Power and Renewable Electricity Producers	1,516,724	2.6%
Multi-Utilities	17,473,881	30.2%
Water Utilities	1,426,694	2.5%
Other**	(14,109)	NM
Total	$57,811,172	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (26.3%)
U.S. Treasury Bond, 2.50%, 2/15/46	$13,040,000	$12,717,056
TOTAL U.S. TREASURY OBLIGATION (Cost $12,670,160)		12,717,056

Repurchase Agreements(a)(b)(82.7%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $40,039,262	40,039,000	40,039,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,039,000)		40,039,000

TOTAL INVESTMENT SECURITIES (Cost $52,709,160) - 109.0%		52,756,056
Net other assets (liabilities) - (9.0)%		(4,346,227)

NET ASSETS - 100.0%		$48,409,829

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $578,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46+	Citibank North America	4/06/16	0.00%	$37,058,906	$742,015
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46+	Societe’ Generale	4/06/16	0.00%	10,727,578	202,782
				$47,786,484	$944,797

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(82.0%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $10,121,066	$10,121,000	$10,121,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,121,000)		10,121,000

TOTAL INVESTMENT SECURITIES (Cost $10,121,000) - 82.0%		10,121,000
Net other assets (liabilities) - 18.0%		2,228,112

NET ASSETS - 100.0%		$12,349,112

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2016, the aggregate amount held in a segregated account was $270,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46	Citibank North America	4/06/16	(0.30)%	$(8,972,156)	$(76,047)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46	Societe’ Generale	4/06/16	(0.44)%	(6,339,023)	(119,368)
				$(15,311,179)	$(195,415)

^                            Reflects the floating financing rate, as of March 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.4%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $890,006	$890,000	$890,000
TOTAL REPURCHASE AGREEMENTS (Cost $890,000)		890,000

TOTAL INVESTMENT SECURITIES (Cost $890,000) - 97.4%		890,000
Net other assets (liabilities) - 2.6%		23,973
NET ASSETS - 100.0%		$913,973

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2016, the aggregate amount held in a segregated account was $90,000.

See accompanying notes to schedules of portfolio investments.

At March 31, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	4/8/16	2,339	$3,385	$3,358	$27
Canadian dollar vs. U.S. dollar	4/8/16	3,976	3,049	3,061	(12)
Euro vs. U.S. dollar	4/8/16	13,426	15,146	15,279	(133)
Japanese yen vs. U.S. dollar	4/8/16	431,322	3,867	3,834	33
Swedish krona vs. U.S. dollar	4/8/16	10,521	1,278	1,297	(19)
Swiss franc vs. U.S. dollar	4/8/16	1,037	1,070	1,079	(9)
Total Short Contracts			$27,795	$27,908	$(113)

Long:
British pound vs. U.S. dollar	4/8/16	35,280	$49,642	$50,663	$1,021
Canadian dollar vs. U.S. dollar	4/8/16	50,871	37,879	39,174	1,295
Euro vs. U.S. dollar	4/8/16	200,897	218,987	228,613	9,626
Japanese yen vs. U.S. dollar	4/8/16	6,882,796	60,538	61,180	642
Swedish krona vs. U.S. dollar	4/8/16	59,538	7,005	7,339	334
Swiss franc vs. U.S. dollar	4/8/16	14,697	14,780	15,296	516
Total Long Contracts			$388,831	$402,265	$13,434

At March 31, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	4/8/16	26,980	$38,487	$38,744	$(257)
Canadian dollar vs. U.S. dollar	4/8/16	38,211	28,615	29,425	(810)
Euro vs. U.S. dollar	4/8/16	169,408	189,279	192,780	(3,501)
Japanese yen vs. U.S. dollar	4/8/16	4,978,397	44,004	44,252	(248)
Swedish krona vs. U.S. dollar	4/8/16	114,548	13,651	14,120	(469)
Swiss franc vs. U.S. dollar	4/8/16	11,448	11,629	11,914	(285)
Total Short Contracts			$325,665	$331,235	$(5,570)

Long:
British pound vs. U.S. dollar	4/8/16	69,532	$99,204	$99,851	$647
Canadian dollar vs. U.S. dollar	4/8/16	98,891	74,754	76,153	1,399
Euro vs. U.S. dollar	4/8/16	445,469	494,605	506,928	12,323
Japanese yen vs. U.S. dollar	4/8/16	12,470,947	110,113	110,851	738
Swedish krona vs. U.S. dollar	4/8/16	377,269	44,806	46,504	1,698
Swiss franc vs. U.S. dollar	4/8/16	29,448	30,007	30,648	641
Total Long Contracts			$853,489	$870,935	$17,446

See accompanying notes to schedules of portfolio investments.

March 31, 2016 :: ProFund VP Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (22.1%)
U.S. Treasury Bill
0.41%+, 9/15/16	$22,500,000	$22,457,200
0.46%+, 11/10/16	4,000,000	3,988,528
0.55%+, 12/8/16	7,500,000	7,471,109
0.47%+, 1/5/17	10,500,000	10,461,876
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,378,713)		44,378,713

Repurchase Agreements(a)(92.5%)
Repurchase Agreements with various counterparties, rates 0.18%-0.27%, dated 3/31/16, due 4/1/16, total to be received $185,715,216	185,714,000	185,714,000
TOTAL REPURCHASE AGREEMENTS (Cost $185,714,000)		185,714,000

TOTAL INVESTMENT SECURITIES (Cost $230,092,713) - 114.6%		230,092,713
Net other assets (liabilities) - (14.6)%		(29,242,679)

NET ASSETS - 100.0%		$200,850,034

+                           Reflects the effective yield or interest rate in effect at March 31, 2016.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2016  (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose condition is continuously monitored by ProFund Advisors LLC (the “Advisor”). The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of March 31, 2016, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Deutsche Bank Securities, Inc.,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	0.25%	0.18%	0.20%	0.27%	0.20%
Fund	dated 3/31/16,	dated 3/31/16,	dated 3/31/16,	dated 3/31/16,	dated 3/31/16,
Name	due 4/1/16(1)	due 4/1/16(2)	due 4/1/16(3)	due 4/1/16(4)	due 4/1/16(5)
ProFund VP Bull	$1,435,000	$4,785,000	$4,785,000	$16,751,000	$4,411,000
ProFund VP Mid-Cap	1,333,000	4,445,000	4,445,000	15,563,000	4,101,000
ProFund VP Small-Cap	273,000	913,000	913,000	3,201,000	848,000
ProFund VP Dow 30	16,000	58,000	58,000	206,000	62,000
ProFund VP NASDAQ-100	1,230,000	4,107,000	4,107,000	14,376,000	3,786,000
ProFund VP Mid-Cap Value	1,000	3,000	3,000	11,000	5,000
ProFund VP Small-Cap Value	4,000	15,000	15,000	52,000	15,000
ProFund VP Small-Cap Growth	1,000	3,000	3,000	11,000	5,000
ProFund VP Asia 30	10,000	35,000	35,000	124,000	36,000
ProFund VP Europe 30	1,000	5,000	5,000	20,000	8,000

March 31, 2016  (unaudited)                                       : :  Notes to Schedules of Portfolio Investments  : :

	Deutsche Bank Securities, Inc.,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	0.25%	0.18%	0.20%	0.27%	0.20%
Fund	dated 3/31/16,	dated 3/31/16,	dated 3/31/16,	dated 3/31/16,	dated 3/31/16,
Name	due 4/1/16(1)	due 4/1/16(2)	due 4/1/16(3)	due 4/1/16(4)	due 4/1/16(5)
ProFund VP International	$281,000	$940,000	$940,000	$3,298,000	$875,000
ProFund VP Emerging Markets	27,000	97,000	97,000	343,000	97,000
ProFund VP Japan	500,000	1,669,000	1,669,000	5,843,000	1,540,000
ProFund VP UltraBull	81,000	277,000	277,000	971,000	262,000
ProFund VP UltraMid-Cap	590,000	1,971,000	1,971,000	6,901,000	1,821,000
ProFund VP UltraSmall-Cap	272,000	912,000	912,000	3,197,000	848,000
ProFund VP UltraNASDAQ-100	844,000	2,815,000	2,815,000	9,861,000	2,602,000
ProFund VP Bear	430,000	1,437,000	1,437,000	5,031,000	1,329,000
ProFund VP Short Mid-Cap	24,000	85,000	85,000	300,000	85,000
ProFund VP Short Small-Cap	146,000	491,000	491,000	1,723,000	460,000
ProFund VP Short Dow 30	—	4,000	4,000	15,000	9,000
ProFund VP Short NASDAQ-100	280,000	938,000	938,000	3,289,000	874,000
ProFund VP Short International	79,000	267,000	267,000	941,000	254,000
ProFund VP Short Emerging Markets	122,000	411,000	411,000	1,444,000	387,000
ProFund VP UltraShort Dow 30	1,000	7,000	7,000	29,000	14,000
ProFund VP UltraShort NASDAQ-100	137,000	460,000	460,000	1,616,000	432,000
ProFund VP Banks	—	—	—	3,000	3,000
ProFund VP Basic Materials	—	—	—	2,000	2,000
ProFund VP Consumer Services	4,000	14,000	14,000	52,000	16,000
ProFund VP Financials	—	—	—	2,000	3,000
ProFund VP Health Care	14,000	46,000	46,000	163,000	45,000
ProFund VP Industrials	—	—	—	3,000	3,000
ProFund VP Internet	1,000	6,000	6,000	21,000	7,000
ProFund VP Oil & Gas	1,000	3,000	3,000	12,000	5,000
ProFund VP Precious Metals	1,362,000	4,542,000	4,542,000	15,899,000	4,186,000
ProFund VP Technology	4,000	13,000	13,000	48,000	15,000
ProFund VP Telecommunications	4,000	16,000	16,000	58,000	18,000
ProFund VP Utilities	5,000	16,000	16,000	58,000	18,000
ProFund VP U.S. Government Plus	1,786,000	5,956,000	5,956,000	20,851,000	5,490,000
ProFund VP Rising Rates Opportunity	450,000	1,504,000	1,504,000	5,269,000	1,394,000
ProFund VP Falling U.S. Dollar	38,000	131,000	131,000	462,000	128,000
ProFund VP Money Market	8,290,000	27,634,000	27,634,000	96,720,000	25,436,000
	$20,077,000	$67,031,000	$67,031,000	$234,740,000	$61,935,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of March 31, 2016 as follows:

(1)                   U.S. Treasury Notes, 1.25%, due 1/31/20, total value of $20,482,134.

(2)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at March 31, 2016, 2.672% to 3.14%, due 11/15/40, total value $68,374,017.

(3)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.375%, due 4/15/19 to 7/15/23, U.S. Treasury STRIPS, effective yield or interest rate in effect at March 31, 2016, 0.344% to 2.337%, due 8/15/16 to 5/15/31, which had an aggregate value of $68,375,480.

(4)                   U.S. Treasury Notes, 3.625%, due 2/15/44, total value $239,441,149.

(5)                   U.S. Treasury Notes, 3.00% to 4.625%, due 7/31/16 to 11/15/16, Federal Farm Credit Banks, 0.85% to 5.51%, due 9/7/16 to 4/5/17, Federal Home Loan Mortgage Corp., 0.50% to 2.50%, due 5/13/16 to 11/28/17, Federal National Mortgage Association, 0.625% to 1.13%, due 8/26/16 to 2/28/18, which had an aggregate value of $63,180,510.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2016  (unaudited)

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended March 31, 2016, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract

March 31, 2016  (unaudited)                                       : :  Notes to Schedules of Portfolio Investments  : :

agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of March 31, 2016, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2016  (unaudited)

regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 31, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of March 31, 2016, there are no significant transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the

March 31, 2016  (unaudited)                                       : :  Notes to Schedules of Portfolio Investments  : :

official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides.  In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended March 31, 2016, there were no significant Level 3 investments for which significant unobservable inputs were used to determine fair value. A reconciliation of Level 3 investments along with additional quantitative disclosures are only presented when there are significant level 3 investments at the end of the period.

A summary of the valuations as of March 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$36,022,920	$—	$—	$—	$—	$—	$36,022,920	$—
Repurchase Agreements	—	—	32,167,000	—	—	—	32,167,000	—
Futures Contracts	—	373,729	—	—	—	—	—	373,729
Swap Agreements	—	—	—	199,674	—	—	—	199,674
Total	$36,022,920	$373,729	$32,167,000	$199,674	$—	$—	$68,189,920	$573,403

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$29,887,000	$—	$—	$—	$29,887,000	$—
Futures Contracts	—	99,440	—	—	—	—	—	99,440
Swap Agreements	—	—	—	524,713	—	—	—	524,713
Total	$—	$99,440	$29,887,000	$524,713	$—	$—	$29,887,000	$624,153

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2016  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap
Common Stocks
Real Estate Investment Trusts	$486,860	$—	$—	$—	$300	$—	$487,160	$—
All Other Common Stocks	4,064,660	—	—	—	—	—	4,064,660	—
Contingent Rights*	—	—	1,482	—	—	—	1,482	—
Warrant**	—	—	—	—	—	—	—	—
Repurchase Agreements	—	—	6,148,000	—	—	—	6,148,000	—
Swap Agreements	—	—	—	190,686	—	—	—	190,686
Total	$4,551,520	$—	$6,149,482	$190,686	$300	$—	$10,701,302	$190,686

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$400,000	$—	$—	$—	$400,000	$—
Swap Agreements	—	—	—	34,383	—	—	—	34,383
Total	$—	$—	$400,000	$34,383	$—	$—	$400,000	$34,383

ProFund VP NASDAQ-100
Common Stocks	$31,605,190	$—	$—	$—	$—	$—	$31,605,190	$—
Repurchase Agreements	—	—	27,606,000	—	—	—	27,606,000	—
Futures Contracts	—	538,908	—	—	—	—	—	538,908
Swap Agreements	—	—	—	356,827	—	—	—	356,827
Total	$31,605,190	$538,908	$27,606,000	$356,827	$—	$—	$59,211,190	$895,735

ProFund VP Large-Cap Value
Common Stocks	$20,711,464	$—	$—	$—	$—	$—	$20,711,464	$—
Total	$20,711,464	$—	$—	$—	$—	$—	$20,711,464	$—

ProFund VP Large-Cap Growth
Common Stocks	$31,587,717	$—	$—	$—	$—	$—	$31,587,717	$—
Total	$31,587,717	$—	$—	$—	$—	$—	$31,587,717	$—

ProFund VP Mid-Cap Value
Common Stocks	$17,686,229	$—	$—	$—	$—	$—	$17,686,229	$—
Repurchase Agreements	—	—	23,000	—	—	—	23,000	—
Total	$17,686,229	$—	$23,000	$—	$—	$—	$17,709,229	$—

ProFund VP Mid-Cap Growth
Common Stocks	$23,213,152	$—	$—	$—	$—	$—	$23,213,152	$—
Total	$23,213,152	$—	$—	$—	$—	$—	$23,213,152	$—

ProFund VP Small-Cap Value
Common Stocks	$22,830,584	$—	$—	$—	$—	$—	$22,830,584	$—
Repurchase Agreements	—	—	101,000	—	—	—	101,000	—
Total	$22,830,584	$—	$101,000	$—	$—	$—	$22,931,584	$—

ProFund VP Small-Cap Growth
Common Stocks	$23,485,298	$—	$—	$—	$—	$—	$23,485,298	$—
Repurchase Agreements	—	—	23,000	—	—	—	23,000	—
Total	$23,485,298	$—	$23,000	$—	$—	$—	$23,508,298	$—

ProFund VP Asia 30
Common Stocks	$23,367,296	$—	$—	$—	$—	$—	$23,367,296	$—
Repurchase Agreements	—	—	240,000	—	—	—	240,000	—
Total	$23,367,296	$—	$240,000	$—	$—	$—	$23,607,296	$—

ProFund VP Europe 30
Common Stocks	$25,546,375	$—	$—	$—	$—	$—	$25,546,375	$—
Repurchase Agreements	—	—	39,000	—	—	—	39,000	—
Total	$25,546,375	$—	$39,000	$—	$—	$—	$25,585,375	$—

March 31, 2016  (unaudited)                                       : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP International
Repurchase Agreements	$—	$—	$6,334,000	$—	$—	$—	$6,334,000	$—
Swap Agreements	—	—	—	45,672	—	—	—	45,672
Total	$—	$—	$6,334,000	$45,672	$—	$—	$6,334,000	$45,672

ProFund VP Emerging Markets
Common Stocks	$10,293,875	$—	$—	$—	$—	$—	$10,293,875	$—
Preferred Stocks	868,989	—	—	—	—	—	868,989	—
Repurchase Agreements	—	—	661,000	—	—	—	661,000	—
Swap Agreements	—	—	—	15,257	—	—	—	15,257
Total	$11,162,864	$—	$661,000	$15,257	$—	$—	$11,823,864	$15,257

ProFund VP Japan
Repurchase Agreements	$—	$—	$11,221,000	$—	$—	$—	$11,221,000	$—
Futures Contracts	—	(15,989)	—	—	—	—	—	(15,989)
Total	$—	$(15,989)	$11,221,000	$—	$—	$—	$11,221,000	$(15,989)

ProFund VP UltraBull
Common Stocks	$17,290,950	$—	$—	$—	$—	$—	$17,290,950	$—
Repurchase Agreements	—	—	1,868,000	—	—	—	1,868,000	—
Futures Contracts	—	28,475	—	—	—	—	—	28,475
Swap Agreements	—	—	—	229,210	—	—	—	229,210
Total	$17,290,950	$28,475	$1,868,000	$229,210	$—	$—	$19,158,950	$257,685

ProFund VP UltraMid-Cap
Common Stocks	$16,841,935	$—	$—	$—	$—	$—	$16,841,935	$—
Repurchase Agreements	—	—	13,254,000	—	—	—	13,254,000	—
Futures Contracts	—	155,527	—	—	—	—	—	155,527
Swap Agreements	—	—	—	747,681	—	—	—	747,681
Total	$16,841,935	$155,527	$13,254,000	$747,681	$—	$—	$30,095,935	$903,208

ProFund VP UltraSmall-Cap
Common Stocks
Real Estate Investment Trusts	$993,192	$—	$—	$—	$648	$—	$993,840	$—
All Other Common Stocks	8,291,906	—	—	—	—	—	8,291,906	—
Contingent Rights*	—	—	3,095	—	—	—	3,095	—
Warrant**	—	—	—	—	—	—	—	—
Repurchase Agreements	—	—	6,141,000	—	—	—	6,141,000	—
Futures Contracts	—	81,367	—	—	—	—	—	81,367
Swap Agreements	—	—	—	761,631	—	—	—	761,631
Total	$9,285,098	$81,367	$6,144,095	$761,631	$648	$—	$15,429,841	$842,998

ProFund VP UltraNASDAQ-100
Common Stocks	$36,872,722	$—	$—	$—	$—	$—	$36,872,722	$—
Repurchase Agreements	—	—	18,937,000	—	—	—	18,937,000	—
Futures Contracts	—	493,367	—	—	—	—	—	493,367
Swap Agreements	—	—	—	1,497,600	—	—	—	1,497,600
Total	$36,872,722	$493,367	$18,937,000	$1,497,600	$—	$—	$55,809,722	$1,990,967

ProFund VP Bear
Repurchase Agreements	$—	$—	$9,664,000	$—	$—	$—	$9,664,000	$—
Futures Contracts	—	(42,788)	—	—	—	—	—	(42,788)
Swap Agreements	—	—	—	(82,565)	—	—	—	(82,565)
Total	$—	$(42,788)	$9,664,000	$(82,565)	$—	$—	$9,664,000	$(125,353)

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2016  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$579,000	$—	$—	$—	$579,000	$—
Swap Agreements	—	—	—	(11,213)	—	—	—	(11,213)
Total	$—	$—	$579,000	$(11,213)	$—	$—	$579,000	$(11,213)

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$3,311,000	$—	$—	$—	$3,311,000	$—
Futures Contracts	—	(12,215)	—	—	—	—	—	(12,215)
Swap Agreements	—	—	—	(101,548)	—	—	—	(101,548)
Total	$—	$(12,215)	$3,311,000	$(101,548)	$—	$—	$3,311,000	$(113,763)

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$32,000	$—	$—	$—	$32,000	$—
Swap Agreements	—	—	—	(269)	—	—	—	(269)
Total	$—	$—	$32,000	$(269)	$—	$—	$32,000	$(269)

ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$6,319,000	$—	$—	$—	$6,319,000	$—
Futures Contracts	—	(7,598)	—	—	—	—	—	(7,598)
Swap Agreements	—	—	—	(103,360)	—	—	—	(103,360)
Total	$—	$(7,598)	$6,319,000	$(103,360)	$—	$—	$6,319,000	$(110,958)

ProFund VP Short International
Repurchase Agreements	$—	$—	$1,808,000	$—	$—	$—	$1,808,000	$—
Swap Agreements	—	—	—	(15,043)	—	—	—	(15,043)
Total	$—	$—	$1,808,000	$(15,043)	$—	$—	$1,808,000	$(15,043)

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,775,000	$—	$—	$—	$2,775,000	$—
Swap Agreements	—	—	—	(87,648)	—	—	—	(87,648)
Total	$—	$—	$2,775,000	$(87,648)	$—	$—	$2,775,000	$(87,648)

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$58,000	$—	$—	$—	$58,000	$—
Swap Agreements	—	—	—	(982)	—	—	—	(982)
Total	$—	$—	$58,000	$(982)	$—	$—	$58,000	$(982)

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$3,105,000	$—	$—	$—	$3,105,000	$—
Swap Agreements	—	—	—	(40,848)	—	—	—	(40,848)
Total	$—	$—	$3,105,000	$(40,848)	$—	$—	$3,105,000	$(40,848)

ProFund VP Banks
Common Stocks	$3,509,788	$—	$—	$—	$—	$—	$3,509,788	$—
Repurchase Agreements	—	—	6,000	—	—	—	6,000	—
Swap Agreements	—	—	—	(138)	—	—	—	(138)
Total	$3,509,788	$—	$6,000	$(138)	$—	$—	$3,515,788	$(138)

ProFund VP Basic Materials
Common Stocks	$14,704,617	$—	$—	$—	$—	$—	$14,704,617	$—
Repurchase Agreements	—	—	4,000	—	—	—	4,000	—
Total	$14,704,617	$—	$4,000	$—	$—	$—	$14,708,617	$—

March 31, 2016  (unaudited)                                       : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Biotechnology
Common Stocks	$50,103,618	$—	$—	$—	$—	$—	$50,103,618	$—
Contingent Right	—	—	16,099	—	—	—	16,099	—
Swap Agreements	—	—	—	(2,064)	—	—	—	(2,064)
Total	$50,103,618	$—	$16,099	$(2,064)	$—	$—	$50,119,717	$(2,064)

ProFund VP Consumer Goods
Common Stocks	$31,237,468	$—	$—	$—	$—	$—	$31,237,468	$—
Total	$31,237,468	$—	$—	$—	$—	$—	$31,237,468	$—
ProFund VP Consumer Services
Common Stocks
Media	$7,218,858	$—	$4,614	$—	$—	$—	$7,223,472	$—
All Other Common Stocks	23,999,047	—	—	—	—	—	23,999,047	—
Repurchase Agreements	—	—	100,000	—	—	—	100,000	—
Total	$31,217,905	$—	$104,614	$—	$—	$—	$31,322,519	$—

ProFund VP Financials
Common Stocks	$24,013,121	$—	$—	$—	$—	$—	$24,013,121	$—
Repurchase Agreements	—	—	5,000	—	—	—	5,000	—
Total	$24,013,121	$—	$5,000	$—	$—	$—	$24,018,121	$—

ProFund VP Health Care
Common Stocks	$62,192,328	$—	$—	$—	$—	$—	$62,192,328	$—
Contingent Right	—	—	4,125	—	—	—	4,125	—
Repurchase Agreements	—	—	314,000	—	—	—	314,000	—
Total	$62,192,328	$—	$318,125	$—	$—	$—	$62,510,453	$—

ProFund VP Industrials
Common Stocks	$11,841,964	$—	$—	$—	$—	$—	$11,841,964	$—
Repurchase Agreements	—	—	6,000	—	—	—	6,000	—
Total	$11,841,964	$—	$6,000	$—	$—	$—	$11,847,964	$—

ProFund VP Internet
Common Stocks	$11,866,902	$—	$—	$—	$—	$—	$11,866,902	$—
Repurchase Agreements	—	—	41,000	—	—	—	41,000	—
Total	$11,866,902	$—	$41,000	$—	$—	$—	$11,907,902	$—

ProFund VP Oil & Gas
Common Stocks	$41,168,496	$—	$—	$—	$—	$—	$41,168,496	$—
Repurchase Agreements	—	—	24,000	—	—	—	24,000	—
Swap Agreements	—	—	—	(330)	—	—	—	(330)
Total	$41,168,496	$—	$24,000	$(330)	$—	$—	$41,192,496	$(330)

ProFund VP Pharmaceuticals
Common Stocks	$14,352,568	$—	$—	$—	$—	$—	$14,352,568	$—
Swap Agreements	—	—	—	(1,212)	—	—	—	(1,212)
Total	$14,352,568	$—	$—	$(1,212)	$—	$—	$14,352,568	$(1,212)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$30,531,000	$—	$—	$—	$30,531,000	$—
Swap Agreements	—	—	—	1,263,374	—	—	—	1,263,374
Total	$—	$—	$30,531,000	$1,263,374	$—	$—	$30,531,000	$1,263,374

ProFund VP Real Estate
Common Stocks	$18,986,728	$—	$—	$—	$—	$—	$18,986,728	$—
Total	$18,986,728	$—	$—	$—	$—	$—	$18,986,728	$—

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2016  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Semiconductor
Common Stocks	$2,130,487	$—	$—	$—	$—	$—	$2,130,487	$—
Swap Agreements	—	—	—	(68)	—	—	—	(68)
Total	$2,130,487	$—	$—	$(68)	$—	$—	$2,130,487	$(68)

ProFund VP Technology
Common Stocks	$18,002,367	$—	$—	$—	$—	$—	$18,002,367	$—
Repurchase Agreements	—	—	93,000	—	—	—	93,000	—
Total	$18,002,367	$—	$93,000	$—	$—	$—	$18,095,367	$—

ProFund VP Telecommunications
Common Stocks	$14,051,495	$—	$—	$—	$—	$—	$14,051,495	$—
Repurchase Agreements	—	—	112,000	—	—	—	112,000	—
Swap Agreements	—	—	—	(1,410)	—	—	—	(1,410)
Total	$14,051,495	$—	$112,000	$(1,410)	$—	$—	$14,163,495	$(1,410)

ProFund VP Utilities
Common Stocks	$57,825,281	$—	$—	$—	$—	$—	$57,825,281	$—
Repurchase Agreements	—	—	113,000	—	—	—	113,000	—
Total	$57,825,281	$—	$113,000	$—	$—	$—	$57,938,281	$—

ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$12,717,056	$—	$—	$—	$12,717,056	$—
Repurchase Agreements	—	—	40,039,000	—	—	—	40,039,000	—
Swap Agreements	—	—	—	944,797	—	—	—	944,797
Total	$—	$—	$52,756,056	$944,797	$—	$—	$52,756,056	$944,797

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$10,121,000	$—	$—	$—	$10,121,000	$—
Swap Agreements	—	—	—	(195,415)	—	—	—	(195,415)
Total	$—	$—	$10,121,000	$(195,415)	$—	$—	$10,121,000	$(195,415)

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$890,000	$—	$—	$—	$890,000	$—
Forward Currency Contracts	—	—	—	25,197	—	—	—	25,197
Total	$—	$—	$890,000	$25,197	$—	$—	$890,000	$25,197

ProFund VP Money Market
U.S. Treasury Obligations	$—	$—	$44,378,713	$—	$—	$—	$44,378,713	$—
Repurchase Agreements	—	—	185,714,000	—	—	—	185,714,000	—
Total	$—	$—	$230,092,713	$—	$—	$—	$230,092,713	$—

^                                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                                 Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**                            Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

March 31, 2016  (unaudited)                                       : :  Notes to Schedules of Portfolio Investments  : :

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2016  (unaudited)

or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of  debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

March 31, 2016  (unaudited)                                       : :  Notes to Schedules of Portfolio Investments  : :

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At March 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$48,917,350	$24,762,036	$(5,489,466)	$19,272,570
ProFund VP Mid-Cap	29,887,000	—	—	—
ProFund VP Small-Cap	10,179,221	1,057,089	(535,008)	522,081
ProFund VP Dow 30	400,000	—	—	—
ProFund VP NASDAQ-100	40,660,414	20,762,200	(2,211,424)	18,550,776
ProFund VP Large-Cap Value	19,096,198	5,264,777	(3,649,511)	1,615,266
ProFund VP Large-Cap Growth	20,893,214	12,286,281	(1,591,778)	10,694,503
ProFund VP Mid-Cap Value	16,506,218	4,043,440	(2,840,429)	1,203,011
ProFund VP Mid-Cap Growth	18,507,555	6,292,684	(1,587,087)	4,705,597
ProFund VP Small-Cap Value	22,003,371	4,349,524	(3,421,311)	928,213
ProFund VP Small-Cap Growth	19,281,546	5,732,161	(1,505,409)	4,226,752
ProFund VP Asia 30	18,064,651	11,569,690	(6,027,045)	5,542,645
ProFund VP Europe 30	27,887,780	5,807,486	(8,109,891)	(2,302,405)
ProFund VP International	6,334,000	—	—	—
ProFund VP Emerging Markets	11,505,871	2,187,464	(1,869,471)	317,993
ProFund VP Japan	11,221,000	—	—	—
ProFund VP UltraBull	15,824,061	4,157,485	(822,596)	3,334,889
ProFund VP UltraMid-Cap	27,029,762	4,755,871	(1,689,698)	3,066,173
ProFund VP UltraSmall-Cap	13,421,202	3,024,693	(1,016,054)	2,008,639
ProFund VP UltraNASDAQ-100	37,727,208	20,362,488	(2,279,974)	18,082,514
ProFund VP Bear	9,664,000	—	—	—
ProFund VP Short Mid-Cap	579,000	—	—	—
ProFund VP Short Small-Cap	3,311,000	—	—	—
ProFund VP Short Dow 30	32,000	—	—	—
ProFund VP Short NASDAQ-100	6,319,000	—	—	—
ProFund VP Short International	1,808,000	—	—	—
ProFund VP Short Emerging Markets	2,775,000	—	—	—
ProFund VP UltraShort Dow 30	58,000	—	—	—
ProFund VP UltraShort NASDAQ-100	3,105,000	—	—	—
ProFund VP Banks	4,254,824	2,093,617	(2,832,653)	(739,036)
ProFund VP Basic Materials	11,565,745	7,119,356	(3,976,484)	3,142,872
ProFund VP Biotechnology	35,297,466	24,259,569	(9,437,318)	14,822,251
ProFund VP Consumer Goods	21,600,622	11,760,299	(2,123,453)	9,636,846
ProFund VP Consumer Services	18,511,028	14,868,622	(2,057,131)	12,811,491
ProFund VP Financials	19,694,018	14,244,818	(9,920,715)	4,324,103
ProFund VP Health Care	33,653,266	34,781,773	(5,924,586)	28,857,187
ProFund VP Industrials	7,081,615	5,984,772	(1,218,423)	4,766,349
ProFund VP Internet	8,106,768	5,769,564	(1,968,430)	3,801,134
ProFund VP Oil & Gas	29,157,589	22,127,821	(10,092,914)	12,034,907
ProFund VP Pharmaceuticals	10,725,108	6,172,522	(2,545,062)	3,627,460
ProFund VP Precious Metals	30,531,000	—	—	—
ProFund VP Real Estate	12,350,696	9,657,333	(3,021,301)	6,636,032
ProFund VP Semiconductor	1,370,422	1,038,790	(278,725)	760,065
ProFund VP Technology	8,801,158	11,638,949	(2,344,740)	9,294,209
ProFund VP Telecommunications	12,013,693	3,344,077	(1,194,275)	2,149,802
ProFund VP Utilities	38,419,187	22,966,387	(3,447,293)	19,519,094
ProFund VP U.S. Government Plus	52,709,160	46,896	—	46,896
ProFund VP Rising Rates Opportunity	10,121,000	—	—	—
ProFund VP Falling U.S. Dollar	890,000	—	—	—
ProFund VP Money Market	230,094,153	—	(1,440)	(1,440)

6. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Additional Information and Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Money Market is required to comply with money market fund reform by the specified compliance dates in 2016. Currently the ProFund VP Money Market operates as a prime institutional money market fund. Once the new SEC rules become effective in 2016 the ProFund VP Money Market, as a prime institutional money market fund, will not be able to maintain a stable $1.00 net asset value.

As a result, the Board has approved changes for the ProFund VP Money Market to operate as a government money market fund. As a government money market fund, the ProFund VP Money Market will not be required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and /or repurchase agreements that are collateralized by these same securities.

In order for the ProFund VP Money Market to operate as a government money market fund, the Board approved revisions to the investment policy relating to concentration (the “Concentration Policy”) such that the ProFund VP Money Market would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy and name change listed below were approved by shareholders at a special shareholders meeting on January 28, 2016.

a)     A name change from ProFund VP Money Market to ProFund VP Government Money Market

Changes to the Concentration Policy and name change will take effect on or about May 2, 2016.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	May 24, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 24, 2016

* Print the name and title of each signing officer under his or her signature.